UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05201

Thornburg Investment Trust

(Exact name of registrant as specified in charter)

C/O Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end:    September 30, 2017

Date of reporting period:    June 30, 2017

Item 1. Schedule of Investments

The following quarterly schedules of investments are attached hereto, in order:

Thornburg Low Duration Municipal Fund

Thornburg Limited Term Municipal Fund

Thornburg Intermediate Municipal Fund

Thornburg Strategic Municipal Income Fund

Thornburg California Limited Term Municipal Fund

Thornburg New Mexico Intermediate Municipal Fund

Thornburg New York Intermediate Municipal Fund

Thornburg Limited Term U.S. Government Fund

Thornburg Limited Term Income Fund

Thornburg Low Duration Income Fund

Thornburg Strategic Income Fund

Thornburg Value Fund

Thornburg International Value Fund

Thornburg Core Growth Fund

Thornburg International Growth Fund

Thornburg Investment Income Builder Fund

Thornburg Global Opportunities Fund

Thornburg Developing World Fund

Thornburg Better World International Fund

Thornburg Capital Management Fund

Thornburg Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Alabama — 1.55%

	City of Mobile Industrial Development Board, 1.85% due 6/1/2034 (Alabama Power Company Barry Plant)	A-/A1	$1,000,000	$1,005,740

	Arizona — 1.55%

	Arizona School Facilities Board, 5.00% due 7/1/2017 (State School Land Trust; Insured: AMBAC)	NR/NR	1,000,000	1,000,120

	Arkansas — 0.47%

	Board of Trustees of the University of Arkansas, 4.00% due 11/1/2018 (Fayetteville Campus)	NR/Aa2	295,000	306,632

	California — 11.91%

[a]	California School Cash Reserve Program Authority, 3.00% due 6/29/2018	SP-1+/NR	1,500,000	1,531,665

	California Statewide Communities Development Authority, 5.25% due 7/1/2017 (St. Joseph Health System; Insured: AGM) (ETM)	AA/NR	100,000	100,013

	California Statewide Communities Development Authority, 5.00% due 5/15/2019 (Irvine East Campus Apartments)	NR/Baa1	655,000	695,342

[b]	California Statewide Communities Development Authority, 5.00% due 5/15/2020 (Irvine East Campus Apartments)	NR/Baa1	565,000	615,392

	City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa2	1,000,000	1,000,560

[a]	City of Los Angeles GO, 5.00% due 6/28/2018 (Cash Flow Management)	SP-1+/Mig1	500,000	520,125

[a]	County of Los Angeles GO, 5.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/Mig1	1,000,000	1,040,400

[a]	County of Riverside, 2.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/NR	1,000,000	1,010,990

	Jurupa Public Financing Authority, 4.00% due 9/1/2017	BBB+/NR	100,000	100,460

	Riverside County Public Financing Authority, 4.00% due 9/1/2017 (Hemet Project)	A+/NR	485,000	487,643

	Successor Agency to the Redevelopment Agency of the City of Chino, 5.00% due 9/1/2017 (Merged Chino Areas 2001 and 2003 and Central City Redevelopment Projects; Insured: BAM)	AA/NR	300,000	302,109

	Successor Agency to the Redevelopment Agency of the Richmond Community, 4.00% due 9/1/2017 (Harbour and Merged Area Redevelopment Projects; Insured: BAM)	AA/NR	300,000	301,533

	Colorado — 0.61%

[b]	City of Aurora COP, 5.00% due 12/1/2019 (Sports Park and E-911 Projects)	AA/Aa2	365,000	395,693

	Connecticut — 4.26%

	State of Connecticut GO Floating Rate Note, 1.66% due 6/15/2018 (Various Capital Projects)	A+/A1	1,000,000	1,003,670

[b]	State of Connecticut Health and Educational Facilities Authority, 1.65% due 11/15/2029 (Ascension Health Credit Group)	AA+/Aa2	1,750,000	1,753,255

	Florida — 1.68%

	City of Cape Coral, 1.40% due 9/1/2018 (Utility Improvement; Insured: AGM)	AA/A2	500,000	499,645

	County of Osceola, 5.00% due 10/1/2017 (Transportation Capital Improvements; Insured: AMBAC)	A+/A1	150,000	151,494

	Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A3	200,000	207,332

	Volusia County Educational Facilities Authority, 3.00% due 10/15/2017 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	105,000	105,481

	Volusia County Educational Facilities Authority, 3.00% due 10/15/2018 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	120,000	121,927

	Georgia — 1.46%

	City of Atlanta, 3.00% due 1/1/2018 (BeltLine Project)	NR/A2	340,000	343,043

	City of Atlanta, 4.00% due 1/1/2019 (BeltLine Project)	NR/A2	580,000	602,173

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Guam — 3.67%

	Government of Guam, 3.00% due 11/15/2017 (Economic Development)	A/NR	300,000	301,386

	Government of Guam, 4.00% due 11/15/2018 (Economic Development)	A/NR	275,000	282,172

	Government of Guam, 5.00% due 11/15/2018 (Economic Development)	A/NR	400,000	415,824

	Government of Guam, 5.00% due 1/1/2019 (Economic Development)	A/NR	1,000,000	1,042,380

	Guam Power Authority, 5.00% due 10/1/2020 (Electric Power System; Insured: AGM)	AA/A2	300,000	330,741

	Idaho — 0.80%

[a]	State of Idaho GO, 4.00% due 6/29/2018 (Cash Flow Management)	SP-1+/Mig1	500,000	514,945

	Illinois — 15.63%

	Chicago O’Hare International Airport, 5.00% due 1/1/2018 (2016 Airport Projects)	A/NR	500,000	510,055

	Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2016 Airport Projects)	A/NR	500,000	528,520

	Chicago Park District GO, 5.00% due 1/1/2020 (Capital Improvement Plan)	AA+/Ba1	500,000	536,950

	Chicago Transit Authority, 5.00% due 12/1/2017 (Rail Car and Rail System Improvements)	AA/A3	1,165,000	1,182,417

	Chicago Transit Authority, 5.50% due 6/1/2019 (Rail Car and Rail System Improvements)	A+/A3	815,000	862,881

[b]	City of Chicago, 5.00% due 1/1/2020	AA/NR	600,000	632,736

[b]	County of Cook GO, 5.00% due 11/15/2019 (Capital Improvement Plan)	AA-/A2	615,000	658,985

[b]	Du Page County High School District No. 88, 3.00% due 1/15/2020 (Addison Trail and Willowbrook High Schools)	NR/Aa1	1,245,000	1,294,414

	Illinois Finance Authority, 5.00% due 11/15/2017 (Rush University Medical Center)	A+/A1	1,000,000	1,014,680

	Illinois Finance Authority, 5.00% due 8/15/2018 (Silver Cross Hospital and Medical Centers)	NR/Baa1	500,000	518,570

	Illinois Finance Authority, 5.00% due 11/15/2018 (Rush University Medical Center)	A+/A1	500,000	525,020

	State of Illinois, 4.00% due 6/15/2019 (Build Illinois Program)	AA-/Baa3	520,000	541,065

	State of Illinois, 5.00% due 6/15/2020 (Build Illinois Program)	AA-/NR	535,000	580,288

	State of Illinois GO, 5.00% due 3/1/2022 (State Facilities Improvements)	BBB-/Baa3	575,000	599,920

	Town of Cicero GO, 5.00% due 1/1/2018 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	125,000	127,260

	Indiana — 1.74%

	City of Evansville, 5.00% due 1/1/2018 (Waterworks District; Insured: BAM)	AA/NR	810,000	825,593

	Hammond Multi-School Building Corp., 4.00% due 7/15/2017 (Educational Facilities) (State Aid Withholding)	AA+/NR	300,000	300,396

	Kansas — 3.62%

	Kansas DFA, 5.00% due 12/1/2018 (Department of Commerce Impact Program)	A+/A1	1,250,000	1,309,662

	Topeka Public Building Commission, 5.00% due 6/1/2018 (10th and Jackson Projects; Insured: Natl-Re)	A+/A3	1,000,000	1,035,380

	Kentucky — 3.22%

	Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2019 (Project No. 112)	A/Aa3	1,000,000	1,084,040

	Louisville/Jefferson County Metropolitan Government, 1.50% due 10/1/2033 (Louisville Gas and Electric Company)	A/A1	1,000,000	1,000,680

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Louisiana — 0.16%

	City of New Orleans, 5.00% due 12/1/2017 (Water System Facilities Improvement Program)	A-/NR	100,000	101,602

	Massachusetts — 2.33%

	Massachusetts Housing Finance Agency, 2.00% due 6/1/2019 (Low and Moderate Income Housing)	AA-/Aa3	1,500,000	1,507,755

	Michigan — 3.18%

	Berkley School District GO, 4.00% due 5/1/2018 (Educational Facilities; Insured: Q-SBLF)	AA-/NR	1,000,000	1,024,170

	Charles Stewart Mott Community College GO, 5.00% due 5/1/2018 (Higher Education Facilities)	A+/NR	750,000	774,480

	Michigan Finance Authority, 5.00% due 5/1/2018 (School District of the City of Detroit; Insured: Q-SBLF)	AA-/NR	250,000	257,828

	Missouri — 0.79%

[a]	City of St. Louis GO, 3.00% due 6/1/2018 (Cash Flow Management)	SP-1+/NR	500,000	508,980

	New Jersey — 9.39%

	Essex County Improvement Authority GO, 4.00% due 10/1/2017 (County Correctional Facility)	NR/Aa2	545,000	549,349

	New Jersey EDA, 5.00% due 6/15/2019 (Cigarette Tax)	BBB+/Baa1	550,000	577,236

	New Jersey EDA, 5.50% due 12/15/2019 (School Facilities Construction; Insured: AMBAC)	BBB+/Baa1	200,000	214,238

	New Jersey Health Care Facilities Financing Authority, 5.00% due 1/1/2018 (Hackensack University Medical Center; Insured: AGM) (ETM)	AA/NR	150,000	153,063

	New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2017 (Student Loans)	AA/Aaa	515,000	523,044

	New Jersey Transit Corp., 5.00% due 9/15/2019 (Urban Public Transportation Capital Improvement)	A/A3	1,250,000	1,321,513

	New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020 (State Transportation System Improvements)	A+/Baa1	500,000	534,230

[b]	New Jersey Transportation Trust Fund Authority, 5.50% due 12/15/2020 (State Transportation System Improvements; Insured: Natl-Re)	A/A3	2,000,000	2,202,760

	New Mexico — 1.56%

	County of Taos, 3.00% due 4/1/2018 (County Educational Improvements; Insured: BAM)	AA/NR	1,000,000	1,009,780

	New York — 7.42%

	City of New York GO, 5.00% due 8/1/2017 (Capital Projects)	AA/Aa2	500,000	501,775

	City of New York GO, 5.00% due 8/1/2019 (Capital Projects)	AA/Aa2	450,000	485,347

	City of New York GO, 0.97% due 4/1/2042 put 7/3/2017 (City Budget Financial Management; LOC: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	300,000	300,000

	Monroe County Industrial Development Corp., 4.00% due 1/15/2018 (Monroe Community College Association; Insured: AGM)	AA/A2	200,000	202,954

	New York City Municipal Water Finance Authority, 0.95% due 6/15/2050 put 7/3/2017 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,200,000	1,200,000

	New York City Transitional Finance Authority, 0.97% due 11/1/2022 put 7/3/2017 (World Trade Center Recovery; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aa1	345,000	345,000

	Tobacco Settlement Asset Securitization Corp., 5.00% due 6/1/2021	A/NR	1,000,000	1,118,750

	Town of Oyster Bay GO, 2.50% due 6/1/2018 (Plainview, Locust Valley, South Farmingdale, Jericho, Bethpage, Oyster Bay Water Districts)	NR/NR	645,000	647,909

	North Carolina — 1.24%

	State of North Carolina, 4.00% due 3/1/2023 (Federal Aid Highway Projects)	AA/A2	800,000	803,832

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oklahoma — 2.06%

Oklahoma DFA, 5.00% due 8/15/2018 (INTEGRIS Health)	AA-/Aa3	270,000	282,245

Tulsa County Industrial Authority, 5.50% due 9/1/2018 (Jenks Public Schools)	AA-/NR	1,000,000	1,051,090

Pennsylvania — 8.30%

City of Philadelphia, 5.00% due 10/1/2017 (Pennsylvania Gas Works)	A/Baa1	200,000	201,980

City of Philadelphia, 5.00% due 7/1/2018 (Pennsylvania Gas Works)	AA/A2	350,000	363,146

City of Philadelphia, 5.00% due 10/1/2020 (Pennsylvania Gas Works)	A/Baa1	500,000	551,315

Coatesville Area School District GO, 5.00% due 8/1/2021 (Insured: AGM) (State Aid Withholding)	AA/A2	1,000,000	1,126,410

East Penn School District GO, 2.00% due 9/15/2020 (State Aid Withholding)	NR/Aa2	555,000	555,233

Lancaster County Hospital Authority, 5.00% due 11/1/2018 (Masonic Villages Project)	A/NR	1,500,000	1,568,940

Lehigh County IDA, 0.90% due 2/15/2027 put 8/15/2017 (PPL Electric Utilities Corp.)	A/A1	1,000,000	1,000,010

South Carolina — 2.62%

City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2017 (Convention Center Complex)	AA-/NR	300,000	303,108

Kershaw County Public Schools Foundation, 4.00% due 12/1/2017 (Kershaw County School District)	A-/A1	500,000	506,415

Piedmont Municipal Power Agency, 5.00% due 1/1/2018 (Catawba Project)	AA/A3	300,000	305,928

South Carolina Public Service Authority, 5.00% due 12/1/2021 (Capital Improvement)	AA-/A1	515,000	578,829

Texas — 8.22%

City of Dallas GO, 5.00% due 2/15/2021 (Trinity River Corridor Infrastructure)	AA-/A1	1,000,000	1,114,310

City of Houston, 4.00% due 9/1/2017 (Convention & Entertainment Facilities Department)	A-/A2	200,000	201,026

City of Houston, 4.00% due 9/1/2018 (Convention & Entertainment Facilities Department)	A-/A2	675,000	696,978

City of Houston Higher Education Finance Corp., 5.00% due 8/15/2018 (KIPP Program; Guaranty: PSF)	AAA/NR	970,000	1,012,758

City of San Antonio, 2.25% due 2/1/2033 (Electric and Gas Systems)	AA-/NR	1,000,000	1,019,420

Coastal Water Authority, 4.00% due 12/15/2017 (City of Houston Projects)	AA/NR	905,000	917,960

Dallas Independent School District GO, 5.00% due 2/15/2036 put 2/15/2020 (School District Buildings Renovations; Insured: PSF-GTD)	AAA/Aaa	325,000	353,463

Washington — 1.83%

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2018 (Evergreen Health)	NR/Aa3	835,000	880,382

Ocean Beach School District No. 101 GO, 4.00% due 12/1/2017 (Educational Facilities)	NR/A1	300,000	303,735

West Virginia — 0.31%

Mason County, 1.625% due 10/1/2022 put 10/1/2018 (Appalachian Power Company)	A-/Baa1	200,000	201,188

Wisconsin — 1.12%

Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A2	725,000	725,015

TOTAL INVESTMENTS — 102.70% (Cost $66,276,510)			$66,445,876

LIABILITIES NET OF OTHER ASSETS — (2.70)%			(1,747,689)

NET ASSETS — 100.00%			$64,698,187

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2017 (Unaudited)

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	When-issued security.

b	Segregated as collateral for a when-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

GO	General Obligation

IDA	Industrial Development Authority

Natl-Re	Insured by National Public Finance Guarantee Corp.

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Low Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2017 (Unaudited)

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$66,445,876	$-	$66,445,876	$-

Total Investments in Securities	$66,445,876	$-	$66,445,876	$-

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2017 (Unaudited)

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$66,276,510

Gross unrealized appreciation on a tax basis	$199,350
Gross unrealized depreciation on a tax basis	(29,984)

Net unrealized appreciation (depreciation) on investments (tax basis)	$169,366

7

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.14%

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	$770,000	$827,080

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	4,840,000	5,198,789

Alabama Public School & College Authority, 5.00% due 6/1/2020 (Education System Capital Improvements)	AA/Aa1	5,085,000	5,628,383

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Education System Capital Improvements)	AA/Aa1	5,335,000	6,070,750

Alabama Public School & College Authority, 5.00% due 6/1/2022 (Education System Capital Improvements)	AA/Aa1	5,605,000	6,527,863

Alabama Public School & College Authority, 5.00% due 6/1/2023 (Education System Capital Improvements)	AA/Aa1	735,000	871,681

Alabama State Board of Education, 3.00% due 5/1/2018 (Calhoun Community College)	NR/A1	2,130,000	2,160,480

Alabama State Board of Education, 4.00% due 5/1/2019 (Calhoun Community College)	NR/A1	2,195,000	2,295,619

Alabama State Board of Education, 4.00% due 5/1/2020 (Calhoun Community College)	NR/A1	1,000,000	1,065,410

Alabama State Board of Education, 4.00% due 5/1/2021 (Calhoun Community College)	NR/A1	1,000,000	1,083,890

Alabama State Board of Education, 4.00% due 5/1/2022 (Calhoun Community College)	NR/A1	1,230,000	1,351,598

City of Birmingham GO, 4.00% due 8/1/2017 (Government Services)	AA/Aa2	2,760,000	2,767,673

City of Birmingham GO, 5.00% due 2/1/2018 (Government Services)	AA/Aa2	2,000,000	2,047,800

City of Mobile GO, 5.00% due 2/15/2019 pre-refunded 2/15/2018	NR/NR	1,205,000	1,235,655

City of Mobile GO, 5.00% due 2/15/2019	AA-/Aa2	795,000	814,756

City of Mobile Industrial Development Board, 1.85% due 6/1/2034 (Alabama Power Company Barry Plant)	A-/A1	20,000,000	20,114,800

East Alabama Health Care Authority GO, 5.00% due 9/1/2021	A/NR	1,245,000	1,400,202

East Alabama Health Care Authority GO, 5.00% due 9/1/2022	A/NR	800,000	906,456

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2019	AAA/Aa1	3,375,000	3,526,909

UAB Medicine Finance Authority, 5.00% due 9/1/2025 (University Hospital)	AA-/A1	1,670,000	2,028,031

UAB Medicine Finance Authority, 5.00% due 9/1/2026 (University Hospital)	AA-/A1	4,940,000	6,044,436

UAB Medicine Finance Authority, 5.00% due 9/1/2027 (University Hospital)	AA-/A1	2,305,000	2,768,904

University of Alabama at Birmingham Hospital, 5.25% due 9/1/2017 (ETM)	NR/A1	2,500,000	2,518,825

University of Alabama at Birmingham Hospital, 5.00% due 9/1/2018 (ETM)	NR/A1	1,700,000	1,779,509

Alaska — 0.34%

Alaska Energy Authority, 6.00% due 7/1/2020 (Bradley Lake Hydroelectric Project; Insured: AGM)	AA/A1	1,790,000	2,029,591

Alaska Housing Finance Corp., 5.00% due 12/1/2018 pre-refunded 12/1/2017 (State Capital Project; Insured: Natl-Re)	A/Aa2	1,610,000	1,637,966

Alaska Housing Finance Corp., 5.00% due 12/1/2018 (State Capital Project; Insured: Natl-Re)	AA+/Aa2	390,000	396,669

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2018 (DeLong Mountain Transportation Project)	AA+/Aa3	2,455,000	2,527,766

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A-/A1	3,700,000	4,096,196

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A-/A1	12,000,000	13,284,960

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arizona — 2.24%

Arizona Board of Regents, 5.00% due 8/1/2020 (University of Arizona SPEED)	A+/Aa3	575,000	638,957

Arizona Board of Regents, 5.00% due 8/1/2023 (University of Arizona SPEED)	A+/Aa3	800,000	946,728

Arizona Board of Regents, 5.00% due 8/1/2024 (University of Arizona SPEED)	A+/Aa3	550,000	660,610

Arizona Board of Regents COP, 3.00% due 9/1/2018 (Northern Arizona University Projects)	A/A2	1,000,000	1,019,850

Arizona Board of Regents COP, 3.00% due 9/1/2019 (Northern Arizona University Projects)	A/A2	2,525,000	2,603,477

Arizona Board of Regents COP, 5.00% due 9/1/2019 (Arizona State University)	AA-/A1	1,085,000	1,166,451

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Northern Arizona University Projects)	A/A2	1,000,000	1,097,580

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Arizona State University)	AA-/A1	3,170,000	3,495,496

Arizona Board of Regents COP, 5.00% due 9/1/2021 (Arizona State University)	AA-/A1	4,020,000	4,539,505

Arizona Board of Regents COP, 5.00% due 6/1/2022 (Arizona State University)	A+/Aa3	6,080,000	7,015,529

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Northern Arizona University Projects)	A/A2	2,500,000	2,865,650

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Arizona State University)	AA-/A1	4,380,000	5,030,649

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Northern Arizona University Projects)	A/A2	3,325,000	3,816,568

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Arizona State University)	AA-/A1	5,580,000	6,498,747

Arizona HFA, 5.25% due 1/1/2018 (Banner Health)	AA-/NR	3,500,000	3,574,760

Arizona HFA, 5.00% due 7/1/2018 (Dignity Health)	A/A3	1,470,000	1,526,110

Arizona HFA, 5.00% due 7/1/2019 (Dignity Health)	A/A3	1,365,000	1,465,655

Arizona HFA, 5.00% due 7/1/2020 (Dignity Health)	A/A3	1,290,000	1,382,996

Arizona HFA, 5.00% due 12/1/2022 (Scottsdale Lincoln Hospitals)	NR/A2	1,600,000	1,861,408

Arizona HFA, 5.00% due 12/1/2024 (Scottsdale Lincoln Hospitals)	NR/A2	1,500,000	1,796,235

Arizona School Facilities Board, 5.00% due 7/1/2017 (State School Land Trust; Insured: AMBAC)	NR/NR	2,965,000	2,965,356

Arizona School Facilities Board, 5.00% due 7/1/2018 (State School Land Trust; Insured: AMBAC)	NR/NR	4,540,000	4,714,245

Arizona School Facilities Board COP, 5.25% due 9/1/2023 pre-refunded 9/1/2018 (School Site and Building Projects)	AA-/Aa3	1,315,000	1,379,948

Arizona Transportation Board, 5.00% due 7/1/2019	AA+/Aa2	3,510,000	3,783,324

Arizona Transportation Board, 5.00% due 7/1/2021	AA+/Aa2	7,465,000	8,532,644

Arizona Transportation Board, 5.00% due 7/1/2022	AA+/Aa2	5,000,000	5,710,950

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2022	AA+/Aa2	1,250,000	1,462,425

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2023	AA+/Aa2	1,830,000	2,181,909

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2024	AA+/Aa2	2,000,000	2,424,480

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2025	AA+/Aa2	3,500,000	4,296,250

City of Tucson, 5.00% due 7/1/2022 (Street and Highway Projects)	AA+/A1	2,135,000	2,467,676

Pima County, 4.50% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA/A2	5,040,000	5,040,504

Pima County, 5.00% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	2,750,000	2,750,330

Pima County, 3.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	500,000	510,205

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	700,000	728,301

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA/A2	5,000,000	5,202,150

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	2,000,000	2,080,860

Pima County, 5.00% due 7/1/2020 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	500,000	555,870

Pima County, 3.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	1,200,000	1,276,416

Pima County, 5.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	400,000	457,544

Pima County, 3.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	1,325,000	1,420,135

Pima County, 5.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	500,000	585,500

Pima County COP, 5.00% due 12/1/2017 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,395,000	1,419,064

Pima County COP, 5.00% due 12/1/2018 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	2,700,000	2,847,096

Pima County COP, 5.00% due 12/1/2019 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,500,000	1,627,935

Pima County COP, 5.00% due 12/1/2020 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	765,000	851,108

Pima County COP, 5.00% due 12/1/2021 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,220,000	1,385,115

Pima County COP, 5.00% due 12/1/2022 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,275,000	1,467,079

Pinal County, 5.00% due 8/1/2019 (Detention and Training Facilities)	AA-/NR	1,115,000	1,198,703

Pinal County, 5.00% due 8/1/2021 (Detention and Training Facilities)	AA-/NR	1,775,000	2,012,122

Pinal County, 5.00% due 8/1/2023 (Detention and Training Facilities)	AA-/NR	1,100,000	1,295,910

Pinal County, 5.00% due 8/1/2024 (Detention and Training Facilities)	AA-/NR	700,000	837,277

Pinal County, 5.00% due 8/1/2025 (Hunt Highway (Phases III-V), Ironwood Drive, Public Safety Radio & Court Buildings)	AA-/NR	3,000,000	3,580,560

Pinal County, 5.00% due 8/1/2025 (Detention and Training Facilities)	AA-/NR	1,500,000	1,811,820

Scottsdale IDA, 5.00% due 9/1/2019 (Scottsdale Healthcare)	NR/A2	6,885,000	7,192,484

State of Arizona Department of Administration, 5.00% due 7/1/2018 (State Lottery; Insured: AGM)	AA/A1	8,370,000	8,705,804

State of Arizona Department of Administration, 5.00% due 7/1/2020 (State Lottery; Insured: AGM)	AA/A1	8,705,000	9,658,633

Arkansas — 0.26%

Board of Trustees of the University of Arkansas, 3.00% due 11/1/2023 (Fayetteville Campus Athletic Facilities)	NR/Aa2	615,000	657,718

City of Fort Smith, 3.50% due 10/1/2017 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,930,000	1,942,352

City of Fort Smith, 4.00% due 10/1/2018 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,000,000	1,034,820

City of Fort Smith, 4.00% due 10/1/2019 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,670,000	1,764,021

Jefferson County, 1.55% due 10/1/2017 (Entergy Arkansas, Inc. Project)	A/A2	10,000,000	10,014,000

Jefferson County, 4.50% due 6/1/2018 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,495,000	1,539,491

Jefferson County, 4.50% due 6/1/2019 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,580,000	1,670,834

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	California — 9.96%

	Alameda County COP, 5.00% due 12/1/2017 (Santa Rita Jail; Insured: AMBAC)	AA/NR	1,220,000	1,240,850

	Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Alameda County Medical Center Highland Hospital)	AA/Aa1	1,000,000	1,158,940

	Alameda County Joint Powers Authority, 5.00% due 12/1/2022 (Alameda County Medical Center Highland Hospital)	AA/Aa1	2,000,000	2,368,920

	Alameda County Joint Powers Authority, 5.00% due 12/1/2023 (Alameda County Medical Center Highland Hospital)	AA/Aa1	3,200,000	3,852,160

	Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements; Insured: AGM)	AA/A2	3,250,000	2,917,298

	Brentwood Infrastructure Financing Authority, 5.00% due 11/1/2017 (Redevelopment Agency of the City of Brentwood; Insured: AGM)	AA/NR	965,000	977,844

	Brentwood Infrastructure Financing Authority, 5.25% due 11/1/2018 (Redevelopment Agency of the City of Brentwood: Insured: AGM)	AA/NR	1,020,000	1,074,478

	Brentwood Infrastructure Financing Authority, 5.25% due 11/1/2019 (Redevelopment Agency of the City of Brentwood; Insured: AGM)	AA/NR	725,000	788,793

	Cabrillo USD GO, 0% due 8/1/2021 (Educational Facilities; Insured: AMBAC)	NR/NR	1,000,000	926,820

	California Educational Facilities Authority, 5.00% due 4/1/2021 (Chapman University)	NR/A2	4,870,000	5,520,145

	California HFFA, 5.50% due 2/1/2019 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	2,865,000	3,058,473

	California HFFA, 5.75% due 2/1/2020 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	1,975,000	2,199,005

	California HFFA, 5.00% due 3/1/2020 (Dignity Health)	A/A3	4,400,000	4,820,420

	California HFFA, 5.75% due 2/1/2021 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	1,695,000	1,954,013

	California HFFA, 5.00% due 3/1/2021 (Dignity Health)	A/A3	3,450,000	3,886,563

	California HFFA, 5.25% due 3/1/2022 (Dignity Health)	A/A3	7,020,000	7,930,424

[a]	California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/Aa3	5,000,000	5,560,050

[b]	California School Cash Reserve Program Authority, 3.00% due 6/29/2018	SP-1+/NR	20,300,000	20,728,533

	California State Economic Recovery GO, 5.00% due 7/1/2020 pre-refunded 7/1/2019	AA+/Aaa	4,200,000	4,532,304

	California State Housing Finance Agency, 2.50% due 12/1/2017 (One Santa Fe Apartments Multi-Family Housing; Collateralized: GNMA)	NR/Aa1	290,000	290,331

	California State Public Works Board, 5.00% due 9/1/2017 (Regents of University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	3,000,000	3,021,360

	California State Public Works Board, 5.00% due 11/1/2017 (California State University) (ETM)	A+/Aaa	3,000,000	3,042,450

	California State Public Works Board, 5.00% due 11/1/2018 (California State University) (ETM)	A+/Aaa	2,700,000	2,846,907

	California State Public Works Board, 5.00% due 4/1/2020 (California School for the Deaf Riverside Campus)	A+/A1	1,585,000	1,748,033

	California State Public Works Board, 5.00% due 6/1/2020 (Yuba City Courthouse)	A+/A1	1,675,000	1,856,202

	California State Public Works Board, 5.00% due 6/1/2020 (Coalinga State Hospital)	A+/A1	5,685,000	6,300,003

	California State Public Works Board, 5.00% due 10/1/2020 (California State University)	A+/A1	1,000,000	1,119,140

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	California State Public Works Board, 5.00% due 11/1/2020 (Various Capital Projects)	A+/A1	1,500,000	1,682,850

	California State Public Works Board, 5.00% due 4/1/2021 (California School for the Deaf Riverside Campus)	A+/A1	890,000	1,010,390

	California State Public Works Board, 5.00% due 6/1/2021 (Yuba City Courthouse)	A+/A1	1,250,000	1,425,563

	California State Public Works Board, 5.00% due 6/1/2021 (Coalinga State Hospital)	A+/A1	5,000,000	5,702,250

	California State Public Works Board, 5.00% due 10/1/2021 (Various Capital Projects)	A+/A1	1,000,000	1,150,560

	California State Public Works Board, 5.00% due 11/1/2021 (Various Capital Projects)	A+/A1	1,750,000	2,017,820

	California State Public Works Board, 5.00% due 11/1/2021 (Laboratory Facility and San Diego Courthouse)	A+/A1	750,000	864,780

	California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A+/A1	500,000	582,360

	California State Public Works Board, 5.00% due 6/1/2022 (Coalinga State Hospital)	A+/A1	11,555,000	13,508,835

	California State Public Works Board, 5.00% due 11/1/2022 (Laboratory Facility and San Diego Courthouse)	A+/A1	10,075,000	11,884,067

	California State Public Works Board, 5.00% due 6/1/2023 (Yuba City Courthouse)	A+/A1	1,900,000	2,261,380

	California State Public Works Board, 5.00% due 6/1/2023 (Coalinga State Hospital)	A+/A1	7,200,000	8,569,440

	California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A+/A1	2,050,000	2,445,589

	California State Public Works Board, 5.00% due 11/1/2024 (Various Capital Projects)	A+/A1	4,500,000	5,465,700

	California State Public Works Board, 5.00% due 11/1/2025 (Various Capital Projects)	A+/A1	12,145,000	14,892,563

	California State Public Works Board, 5.00% due 11/1/2026 (Various Capital Projects)	A+/A1	12,080,000	14,910,344

	California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	AA-/NR	27,000,000	28,815,210

	California Statewide Communities Development Authority, 5.00% due 7/1/2020 pre-refunded 1/1/2019 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	985,000	1,017,702

	Castaic Lake Water Agency COP, 0% due 8/1/2023 (Water System Improvement; Insured: AMBAC)	AA+/NR	10,125,000	8,927,820

	Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	A/NR	1,300,000	1,285,570

	Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)	AA-/Aa3	600,000	600,072

	Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)	AA-/Aa3	1,750,000	1,881,565

	Chula Vista COP, 5.25% due 3/1/2018 (ETM)	AA-/NR	1,170,000	1,204,468

	Chula Vista COP, 5.25% due 3/1/2019 (ETM)	AA-/NR	1,235,000	1,322,240

[b]	City of Los Angeles GO, 5.00% due 6/28/2018 (Cash Flow Management)	SP-1+/Mig1	45,745,000	47,586,236

	City of Redding COP, 5.00% due 6/1/2020 pre-refunded 6/1/2018 (City Electric System; Insured: AGM)	NR/A2	2,290,000	2,376,585

	City of Redding COP, 5.00% due 6/1/2020 (City Electric System; Insured: AGM)	NR/A2	1,665,000	1,726,538

	Clovis USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA/A3	2,685,000	2,603,832

	Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/NR	3,000,000	3,142,410

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA/NR	3,000,000	3,253,260

	County of Los Angeles COP, 0% due 9/1/2017 (Disney Parking Garage and Walt Disney Concert Hall; Insured: AMBAC)	AA/Aa3	1,200,000	1,198,020

[b]	County of Los Angeles GO, 5.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/Mig1	4,435,000	4,614,174

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2020 (Bunker Hill Project)	AA/NR	1,730,000	1,908,398

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2020 (Bunker Hill Project)	AA/NR	3,805,000	4,259,850

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2021 (Bunker Hill Project)	AA/NR	360,000	408,222

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2021 (Bunker Hill Project)	AA/NR	5,805,000	6,664,720

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2022 (Bunker Hill Project)	AA/NR	1,645,000	1,903,166

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2022 (Bunker Hill Project)	AA/NR	5,000,000	5,842,450

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2023 (Bunker Hill Project)	AA/NR	450,000	530,190

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2023 (Bunker Hill Project)	AA/NR	6,875,000	8,174,650

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2024 (Bunker Hill Project)	AA/NR	4,775,000	5,689,508

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2024 (Bunker Hill Project)	AA/NR	5,150,000	6,178,815

	County of Monterey COP, 5.00% due 8/1/2018 (2009 Refinancing Project; Insured: AGM)	AA/Aa3	2,260,000	2,357,090

	County of Riverside, 3.00% due 10/11/2017	NR/Mig1	4,050,000	4,074,381

[b]	County of Riverside, 2.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/NR	71,000,000	71,780,290

	County of Solano COP, 5.00% due 11/15/2017 (1999 Capital Improvement Program)	AA/Aa3	1,580,000	1,603,400

	County of Ventura COP, 5.25% due 8/15/2017 (Healthcare Clinic Facilities) (ETM)	AA+/NR	1,635,000	1,644,205

	Escondido Union High School District GO, 0% due 11/1/2020 (Insured: Natl-Re)	A/A3	2,655,000	2,519,462

	Irvine USD Community Facilities District No. 86-1, 5.25% due 9/1/2017 (Acquisition of Public Facilities; Insured: AGM)	AA/NR	5,000,000	5,036,650

	Los Angeles Convention and Exhibition Center Authority, 5.00% due 8/15/2018 (ETM)	AA-/NR	2,295,000	2,401,052

	Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/Aa2	4,000,000	4,175,320

	Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2019 (Multiple Capital Projects)	AA/Aa2	17,935,000	19,382,534

	Los Angeles USD COP, 5.00% due 10/1/2017 (Educational Facilities and Information Technology Infrastructure; Insured: AMBAC)	A+/A1	2,445,000	2,470,648

	Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	4,600,000	4,887,040

	Los Angeles USD COP, 5.50% due 12/1/2019 (Educational Facilities and Information Technology Infrastructure)	A+/A1	7,040,000	7,759,347

	Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	12,260,000	14,427,691

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	11,950,000	14,365,453

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	10,640,000	13,031,659

Mount San Antonio Community College GO, 0% due 8/1/2017 (Insured: Natl-Re) (ETM)	AA/Aa1	5,000,000	4,996,450

Needles USD GO, 0% due 8/1/2023	A/A3	1,005,000	887,244

North City West School Facilities Financing Authority, 5.00% due 9/1/2023 (Carmel Valley Educational Facilities; Insured: AGM)	AA/NR	4,545,000	5,329,194

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	1,000,000	1,000,120

Northern California Power Agency, 5.00% due 6/1/2018 (Lodi Energy Center)	A-/A2	4,480,000	4,644,058

Northern California Power Agency, 5.00% due 7/1/2019 (Hydroelectric Project)	A+/A1	1,000,000	1,076,010

Northern California Power Agency, 5.00% due 7/1/2020 (Hydroelectric Project)	A+/A1	1,325,000	1,426,813

Oakland State Building Authority, 5.00% due 12/1/2018 (Elihu M. Harris State Office Building)	A+/A1	7,240,000	7,644,933

Oakland USD GO, 5.00% due 8/1/2022 (Construction & Modernization Project; Insured: AGM)	AA/Aa3	2,240,000	2,641,475

Oakland USD GO, 5.00% due 8/1/2023 (Construction & Modernization Project; Insured: AGM)	AA/Aa3	1,290,000	1,551,677

Oakland USD GO, 5.00% due 8/1/2024 (Construction & Modernization Project; Insured: AGM)	AA/Aa3	1,500,000	1,836,510

Oakland USD GO, 5.00% due 8/1/2025 (Construction & Modernization Project; Insured: AGM)	AA/Aa3	1,750,000	2,165,188

Orange County Public Financing Authority, 5.00% due 7/1/2017 (Insured: Natl-Re)	AA/Aa2	1,245,000	1,245,149

Palo Alto USD GO, 0% due 8/1/2019	AAA/Aaa	1,000,000	972,390

Palomar Community College District GO, 0% due 8/1/2021	AA/Aa1	2,560,000	2,390,016

Rocklin USD GO, 0% due 8/1/2022 (Insured: Natl-Re)	AA-/Aa2	3,910,000	3,556,849

Sacramento City Financing Authority, 0% due 12/1/2019 (Merged Downtown & Oak Park; Insured: Natl-Re)	A/A3	2,920,000	2,796,659

Sacramento City Financing Authority, 0% due 12/1/2021 (Merged Downtown & Oak Park; Insured: Natl-Re)	A/A3	1,600,000	1,460,688

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/Aa3	3,265,000	3,745,706

Sacramento Cogeneration Authority, 5.00% due 7/1/2017 (Procter & Gamble)	AA-/Aa3	750,000	750,090

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2020	AA-/NR	4,000,000	4,404,040

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2021	AA-/NR	3,000,000	3,401,820

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2022	AA-/NR	8,000,000	9,284,000

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa2	10,000,000	11,296,100

San Francisco Building Authority, 5.00% due 12/1/2018 (San Francisco Civic Center Complex)	A+/A1	13,130,000	13,864,361

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	7,600,000	7,126,292

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re) (ETM)	A/A3	2,017,500	2,125,416

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	A/A3	2,017,500	2,116,680

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Santa Ana USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	A+/A3	3,425,000	3,324,236

	Santa Fe Springs Community Development Commission, 0% due 9/1/2024 (Consolidated Redevelopment Project; Insured: Natl-Re)	A+/A3	7,000,000	5,975,130

	South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities) (ETM)	SP-1+/NR	5,130,000	5,280,617

	Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	AA-/Aa3	2,000,000	2,032,300

	State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	3,105,000	3,232,429

	State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	895,000	931,731

	State of California GO, 4.75% due 4/1/2018 (Various Purposes)	AA-/Aa3	1,250,000	1,286,300

	State of California GO, 5.00% due 9/1/2020 (Various Purposes)	AA-/Aa3	10,000,000	11,177,000

	State of California GO, 5.00% due 9/1/2021 (Various Purposes)	AA-/Aa3	5,000,000	5,748,300

[a]	State of California GO, 5.00% due 8/1/2026 (Various Purposes)	AA-/Aa3	17,850,000	22,202,008

	State of California GO, 5.00% due 8/1/2027 (Various Purposes)	AA-/Aa3	12,445,000	15,281,340

	Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	2,000,000	2,042,380

	Tuolumne Wind Project Authority, 5.00% due 1/1/2019	AA-/A2	2,000,000	2,121,200

	Tustin Community Redevelopment Agency, 4.00% due 9/1/2017 (Tustin Redevelopment) (ETM)	NR/NR	935,000	940,002

	Tustin Community Redevelopment Agency, 4.00% due 9/1/2019 pre-refunded 9/1/2018 (Tustin Redevelopment)	NR/NR	1,010,000	1,065,621

	Tustin Community Redevelopment Agency, 4.00% due 9/1/2020 pre-refunded 9/1/2018 (Tustin Redevelopment)	NR/NR	1,050,000	1,107,824

	West Contra Costa USD GO, 0% due 8/1/2022 (Educational Facilities; Insured: AGM)	AA/Aa3	4,000,000	3,627,720

	West Covina Redevelopment Agency, 6.00% due 9/1/2022 (Fashion Plaza)	NR/NR	6,075,000	6,835,408

	Colorado — 1.22%

	City & County of Denver, 5.00% due 11/15/2017 (Airport System Capital Improvements; Insured: Natl-Re)	A+/A1	1,000,000	1,015,210

	City & County of Denver COP, 5.00% due 12/1/2020 (Buell Theatre Property)	AA+/Aa2	3,065,000	3,428,846

	City & County of Denver COP, 5.00% due 12/1/2021 (Buell Theatre Property)	AA+/Aa2	3,825,000	4,386,510

	City & County of Denver COP, 5.00% due 12/1/2023 (Buell Theatre Property)	AA+/Aa2	1,720,000	2,046,387

	City & County of Denver COP, 0.92% due 12/1/2029 put 7/3/2017 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	6,455,000	6,455,000

	City & County of Denver COP, 0.92% due 12/1/2031 put 7/3/2017 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	18,575,000	18,575,000

	City & County of Denver School District No. 1 COP, 4.00% due 12/15/2019 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	400,000	423,888

	City & County of Denver School District No. 1 COP, 4.00% due 12/15/2020 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	600,000	646,404

	City & County of Denver School District No. 1 COP, 5.00% due 12/15/2021 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,000,000	1,135,320

	City & County of Denver School District No. 1 COP, 5.00% due 12/15/2022 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,030,000	1,188,795

	City & County of Denver School District No. 1 COP, 5.00% due 12/15/2023 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,180,000	1,384,435

	City of Longmont, 6.00% due 5/15/2019	AA+/NR	3,215,000	3,480,848

	Colorado Department of Corrections COP, 5.00% due 3/1/2018 (Colorado Penitentiary II) (ETM)	AA-/Aa2	1,590,000	1,633,184

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2018 (National Conference of State Legislatures)	A/A3	835,000	862,797

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2020 (National Conference of State Legislatures)	A/A3	1,805,000	1,951,205

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2021 (National Conference of State Legislatures)	A/A3	1,000,000	1,101,870

Colorado HFA, 5.00% due 7/1/2017 (Catholic Health Initiatives)	BBB+/Baa1	175,000	175,018

Colorado HFA, 5.25% due 5/15/2019 (Northern Colorado Medical Center; Insured: AGM) (ETM)	AA/NR	2,225,000	2,396,547

Colorado HFA, 5.00% due 5/15/2025 (Northern Colorado Medical Center)	A+/NR	565,000	680,091

Colorado HFA, 5.00% due 5/15/2026 (Northern Colorado Medical Center)	A+/NR	740,000	898,190

El Paso County COP, 4.00% due 12/1/2021 (Pikes Peak Regional Development Center)	AA/Aa2	1,000,000	1,091,190

El Paso County COP, 5.00% due 12/1/2023 (Pikes Peak Regional Development Center)	AA/Aa2	1,330,000	1,555,102

El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2020	NR/Aa3	350,000	390,401

El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2023	NR/Aa3	945,000	1,119,371

El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2024	NR/Aa3	655,000	785,758

Park Creek Metropolitan District, 5.00% due 12/1/2017 (Insured: AGM) (ETM)	AA/NR	1,525,000	1,550,910

Park Creek Metropolitan District, 5.50% due 12/1/2018 (Insured: AGM) (ETM)	AA/NR	1,200,000	1,274,496

Park Creek Metropolitan District, 5.50% due 12/1/2019 (Insured: AGM) (ETM)	AA/NR	1,000,000	1,101,420

Regents of the University of Colorado COP, 5.00% due 11/1/2017 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	850,000	861,747

Regional Transportation District COP, 5.00% due 6/1/2018 (FasTracks Transportation System)	A/Aa3	1,750,000	1,812,387

Regional Transportation District COP, 5.00% due 6/1/2019 (FasTracks Transportation System)	A/Aa3	4,730,000	5,067,817

Regional Transportation District COP, 5.00% due 6/1/2020 (FasTracks Transportation System)	A/Aa3	3,655,000	4,035,961

Regional Transportation District COP, 5.50% due 6/1/2021 (FasTracks Transportation System)	A/Aa3	2,370,000	2,654,092

Regional Transportation District COP, 5.00% due 6/1/2023 (North Metro Rail Line)	A/Aa3	4,000,000	4,713,800

Regional Transportation District COP, 5.00% due 6/1/2024 (North Metro Rail Line)	A/Aa3	4,000,000	4,719,920

Connecticut — 2.00%

City of Hartford GO, 5.00% due 10/1/2022 (Various Public Improvements; Insured: AGM)	AA/A2	1,765,000	1,962,045

City of Hartford GO, 5.00% due 7/1/2024 (Various Public Improvements; Insured: AGM)	AA/A2	800,000	894,760

City of Hartford GO, 5.00% due 7/1/2025 (Various Public Improvements; Insured: AGM)	AA/A2	1,020,000	1,146,460

City of West Haven GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/A2	2,080,000	2,138,947

Connecticut Housing Finance Authority, 0.93% due 11/15/2036 put 7/3/2017 (Housing Mortgage Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	1,840,000	1,840,000

Connecticut Housing Finance Authority, 0.93% due 5/15/2039 put 7/3/2017 (Housing Mortgage Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	42,865,000	42,865,000

State of Connecticut GO, 1.83% due 9/15/2019 (Various Capital Projects)	A+/A1	1,000,000	1,000,320

State of Connecticut GO, 5.00% due 9/1/2023 (Educational Facilities)	A+/A1	5,550,000	6,408,252

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Connecticut GO, 5.00% due 5/15/2024 (Various Capital Projects)	A+/A1	20,000,000	23,226,200

State of Connecticut GO, 5.00% due 6/15/2024 (Educational Facilities)	A+/A1	19,385,000	22,535,644

State of Connecticut GO, 5.00% due 8/15/2024 (Various Capital Projects)	A+/A1	1,845,000	2,124,093

State of Connecticut GO, 5.00% due 5/15/2025 (Various Capital Projects)	A+/A1	12,500,000	14,622,000

State of Connecticut GO, 5.00% due 6/15/2025 (Educational Facilities)	A+/A1	11,015,000	12,892,727

State of Connecticut GO, 5.00% due 5/15/2026 (Various Capital Projects)	A+/A1	7,000,000	8,221,850

State of Connecticut GO Floating Rate Note, 1.68% due 9/15/2018 (Various Capital Projects)	A+/A1	725,000	727,037

Delaware — 0.03%

Delaware Transportation Authority, 5.00% due 7/1/2020 (Transportation System)	AA+/Aa2	500,000	556,500

Delaware Transportation Authority, 5.00% due 7/1/2022 (Transportation System)	AA+/Aa2	1,440,000	1,687,752

District of Columbia — 0.19%

District of Columbia, 5.00% due 4/1/2018 (National Public Radio) (ETM)	NR/NR	750,000	772,868

District of Columbia, 5.00% due 4/1/2018 (National Public Radio)	A+/A2	995,000	1,024,492

District of Columbia, 5.00% due 4/1/2019 (National Public Radio)	A+/A2	805,000	856,439

District of Columbia, 5.00% due 4/1/2020 (National Public Radio)	A+/A2	1,890,000	2,070,646

District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)	AA/Aa1	5,000,000	5,229,150

District of Columbia GO, 5.25% due 6/1/2020 (Insured: Syncora)	AA/Aa1	3,005,000	3,354,001

Florida — 6.72%

Alachua County School Board COP, 5.00% due 7/1/2022 (Educational Facilities)	A+/Aa3	1,600,000	1,820,912

Alachua County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	2,250,000	2,601,135

Broward County, 5.00% due 9/1/2017 (Port Facilities)	A-/A1	2,820,000	2,837,625

Broward County, 4.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	500,000	503,910

Broward County, 5.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,010,340

Broward County, 5.50% due 9/1/2018 (Port Facilities)	A-/A1	3,500,000	3,654,910

Broward County, 4.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	425,000	440,126

Broward County, 5.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	500,000	523,995

Broward County, 5.50% due 9/1/2019 (Port Facilities)	A-/A1	2,800,000	3,017,896

Broward County, 5.00% due 10/1/2019 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,082,670

Broward County, 4.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	1,660,000	1,798,112

Broward County, 5.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	2,000,000	2,229,800

Broward County School Board COP, 5.00% due 7/1/2017 (Educational Facilities; Insured: Natl-Re)	A+/Aa3	1,000,000	1,000,120

Broward County School Board COP, 5.00% due 7/1/2021 (Educational Facilities)	A+/Aa3	4,000,000	4,535,240

Broward County School Board COP, 5.00% due 7/1/2022 (Educational Facilities)	A+/Aa3	4,580,000	5,310,327

Broward County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	3,000,000	3,546,780

Broward County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	2,000,000	2,364,520

Broward County School Board COP, 5.00% due 7/1/2024 (Educational Facilities)	A+/Aa3	4,000,000	4,777,680

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Broward County School Board COP, 5.00% due 7/1/2024 (Educational Facilities)	A+/Aa3	2,000,000	2,388,840

Broward County School Board COP, 5.00% due 7/1/2025 (Educational Facilities)	A+/Aa3	7,000,000	8,425,550

Broward County School Board COP, 5.00% due 7/1/2025 (Educational Facilities)	A+/Aa3	5,000,000	6,018,250

City of Fort Myers, 5.00% due 12/1/2018 (Gulf Breeze Loan Program; Insured: Natl-Re)	A+/Aa3	2,195,000	2,229,396

City of Fort Myers, 5.00% due 10/1/2023 (Utility Systems Capital Projects)	A+/Aa3	3,360,000	3,837,422

City of Gainesville, 0.93% due 10/1/2026 put 7/3/2017 (Utilities System; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA-/Aa2	26,885,000	26,885,000

City of Gainesville, 0.93% due 10/1/2026 put 7/3/2017 (Utilities System; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA-/Aa2	11,210,000	11,210,000

City of Gainesville, 0.95% due 10/1/2038 put 7/10/2017 (Utilities System; SPA: Barclays Bank plc) (weekly demand notes)	AA-/Aa2	4,300,000	4,300,000

City of Jacksonville, 5.00% due 10/1/2017	AA-/Aa3	1,000,000	1,010,440

City of Jacksonville, 5.00% due 10/1/2018	AA-/Aa3	1,050,000	1,101,335

City of Jacksonville, 5.00% due 10/1/2019	AA-/Aa3	500,000	541,920

City of Jacksonville, 5.00% due 10/1/2020	AA-/Aa3	1,000,000	1,116,770

City of Jacksonville, 5.00% due 10/1/2023	AA-/Aa3	1,105,000	1,312,121

City of Lakeland, 5.00% due 10/1/2017 (Energy System; Insured: AGM)	AA/Aa3	7,105,000	7,179,176

City of Lakeland, 5.00% due 10/1/2019 (Energy System; Insured: AGM)	AA/Aa3	5,000,000	5,421,550

City of Lakeland, 5.00% due 11/15/2019 (Lakeland Regional Health Systems)	NR/A2	5,655,000	6,099,822

City of Lakeland, 5.00% due 10/1/2020 (Energy System; Insured: AGM)	AA/Aa3	1,695,000	1,894,078

City of Lakeland, 5.00% due 11/15/2025 (Lakeland Regional Health Systems)	NR/A2	1,945,000	2,331,082

City of Lakeland, 5.00% due 11/15/2026 (Lakeland Regional Health Systems)	NR/A2	1,925,000	2,323,841

City of Miami, 5.00% due 1/1/2018 (Street & Sidewalk Improvement Program; Insured: Natl-Re)	A/A2	1,970,000	2,005,618

City of North Miami Beach, 5.00% due 8/1/2017 (North Miami Beach Water Project)	A+/NR	750,000	752,678

City of North Miami Beach, 3.00% due 8/1/2018 (North Miami Beach Water Project)	A+/NR	1,280,000	1,306,458

City of North Miami Beach, 5.00% due 8/1/2019 (North Miami Beach Water Project)	A+/NR	1,650,000	1,766,507

City of North Miami Beach, 5.00% due 8/1/2020 (North Miami Beach Water Project)	A+/NR	780,000	856,190

City of North Miami Beach, 5.00% due 8/1/2021 (North Miami Beach Water Project)	A+/NR	1,000,000	1,124,730

City of Tampa, 5.00% due 11/15/2017 (BayCare Health System)	NR/Aa2	1,215,000	1,233,468

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2018 (Nova Southeastern University) (ETM)	A-/Baa1	2,630,000	2,714,686

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (Nova Southeastern University)	A-/Baa1	1,035,000	1,092,236

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (University of Tampa)	A-/NR	1,225,000	1,299,970

Florida Higher Educational Facilities Financing Authority, 5.50% due 4/1/2019 (Nova Southeastern University) (ETM)	A-/Baa1	1,705,000	1,835,160

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2020 (Nova Southeastern University)	A-/Baa1	1,190,000	1,287,616

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2022 (University of Tampa)	A-/NR	620,000	708,610

Florida State Board of Governors, 4.00% due 7/1/2020 (University System Capital Improvements)	AA/Aa2	4,055,000	4,387,632

Florida State Board of Governors, 4.00% due 7/1/2021 (University System Capital Improvements)	AA/Aa2	4,215,000	4,650,536

Florida State Board of Governors, 4.00% due 7/1/2022 (University System Capital Improvements)	AA/Aa2	4,385,000	4,914,927

Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health System Sunbelt Group)	AA/Aa2	3,200,000	3,248,864

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health System Sunbelt Group)	AA/Aa2	3,000,000	3,259,470

Hillsborough County, 5.00% due 11/1/2018 (Court Facilities)	AA/A1	4,210,000	4,429,972

Hillsborough County, 5.00% due 11/1/2019 (Court Facilities)	AA/A1	4,420,000	4,803,568

Hillsborough County, 5.00% due 11/1/2020 (Court Facilities)	AA/A1	4,645,000	5,195,061

Hillsborough County, 5.00% due 11/1/2021 (Court Facilities)	AA/A1	4,880,000	5,600,190

Hillsborough County, 5.00% due 11/1/2021 (Jail and Storm Water Projects)	AA/A1	2,300,000	2,639,434

Hillsborough County, 5.00% due 11/1/2022 (Jail and Storm Water Projects)	AA/A1	3,005,000	3,514,017

Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A3	3,200,000	3,317,312

Hillsborough County School Board COP, 5.25% due 7/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	1,300,000	1,300,156

Jacksonville Economic Development Commission, 6.00% due 9/1/2017 (Florida Proton Therapy Institute)	NR/NR	985,000	991,826

JEA, 5.00% due 10/1/2018 (Water and Sewer System)	AAA/Aa2	1,500,000	1,574,685

JEA, 5.00% due 10/1/2023 (Electric System)	A+/Aa3	1,395,000	1,661,933

JEA, 5.00% due 10/1/2024 (Electric System)	A+/Aa3	1,200,000	1,413,648

Lake County School Board COP, 5.25% due 6/1/2018 (Insured: AMBAC)	A/NR	1,475,000	1,529,442

Lee County School Board COP, 5.00% due 8/1/2023 (School Facilities Improvements)	AA-/Aa3	1,000,000	1,185,050

Lee County School Board COP, 5.00% due 8/1/2024 (School Facilities Improvements)	AA-/Aa3	2,000,000	2,403,320

Manatee County, 4.00% due 10/1/2017 (Public Utilities Improvements)	NR/Aa2	1,000,000	1,008,000

Manatee County, 5.00% due 10/1/2018 (County Capital Projects)	NR/Aa2	2,400,000	2,517,480

Manatee County, 5.00% due 10/1/2021 (County Capital Projects)	NR/Aa2	2,775,000	3,182,259

Manatee County, 5.00% due 10/1/2024 (Public Utilities Improvements)	NR/Aa2	500,000	604,820

Manatee County, 5.00% due 10/1/2025 (Public Utilities Improvements)	NR/Aa2	470,000	568,155

Manatee County School District, 5.00% due 10/1/2025 (School Facilities Improvements; Insured: AGM)	AA/NR	900,000	1,085,814

Manatee County School District, 5.00% due 10/1/2027 (School Facilities Improvements; Insured: AGM)	AA/NR	2,000,000	2,410,600

Marion County School Board COP, 5.00% due 6/1/2018 (Insured: BAM)	AA/A2	2,500,000	2,584,675

Marion County School Board COP, 5.00% due 6/1/2019 (Insured: BAM)	AA/A2	2,635,000	2,808,831

Marion County School Board COP, 5.00% due 6/1/2020 (Insured: BAM)	AA/A2	2,760,000	3,014,306

Marion County School Board COP, 5.00% due 6/1/2021 (Insured: BAM)	AA/A2	2,505,000	2,800,941

Marion County School Board COP, 5.00% due 6/1/2024 (Insured: BAM)	AA/A2	3,065,000	3,580,135

Miami Beach GO, 4.00% due 9/1/2019	AA+/Aa2	2,745,000	2,899,763

Miami Beach GO, 5.00% due 9/1/2020	AA+/Aa2	3,720,000	4,125,517

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Miami Beach GO, 4.00% due 9/1/2021	AA+/Aa2	1,015,000	1,115,140

Miami Beach GO, 5.00% due 9/1/2022	AA+/Aa2	1,000,000	1,129,670

Miami-Dade County, 0% due 10/1/2017 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	2,435,000	2,427,062

Miami-Dade County, 0% due 10/1/2018 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	5,385,000	5,275,577

Miami-Dade County, 0% due 10/1/2019 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	2,170,000	2,071,395

Miami-Dade County, 5.00% due 7/1/2023 (Transit System)	AA/A1	1,000,000	1,175,720

Miami-Dade County, 5.00% due 7/1/2024 (Transit System)	AA/A1	5,565,000	6,626,913

Miami-Dade County, 5.00% due 7/1/2025 (Transit System)	AA/A1	3,650,000	4,393,322

Miami-Dade County, 5.00% due 10/1/2025 (Miami International Airport)	A/A2	2,500,000	2,969,575

Miami-Dade County Expressway Authority, 5.00% due 7/1/2019 (Toll System; Insured: AGM)	AA/A2	7,530,000	8,065,082

Miami-Dade County Expressway Authority, 5.00% due 7/1/2024 (Toll System)	A/A2	2,000,000	2,385,960

Miami-Dade County Expressway Authority, 5.00% due 7/1/2025 (Toll System)	A/A2	2,000,000	2,368,780

Miami-Dade County GO, 5.25% due 7/1/2018 (Building Better Communities)	AA/Aa2	5,040,000	5,255,258

Miami-Dade County School Board COP, 5.00% due 5/1/2022 (Educational Facilities Improvements)	A+/A1	3,405,000	3,934,273

Miami-Dade County School Board COP, 5.00% due 5/1/2023 (Educational Facilities Improvements)	A+/A1	4,130,000	4,840,732

Miami-Dade County School Board COP, 5.00% due 5/1/2024 (Educational Facilities Improvements)	A+/A1	8,000,000	9,503,760

Miami-Dade County School Board COP, 5.00% due 5/1/2025 (Educational Facilities Improvements)	A+/A1	15,000,000	17,988,150

Miami-Dade County School Board COP, 5.00% due 5/1/2031 put 5/1/2024 (Educational Facilities Improvements)	A+/A1	2,425,000	2,852,042

Orange County HFA, 5.00% due 10/1/2017 (Orlando Health, Inc.)	A/A2	1,980,000	2,000,394

Orange County HFA, 5.25% due 10/1/2019 (Orlando Health, Inc.)	A/A2	6,050,000	6,574,474

Orange County HFA, 6.25% due 10/1/2021 (Orlando Health, Inc.; Insured: Natl-Re)	A/A2	1,870,000	2,047,650

Orange County HFA, 5.375% due 10/1/2023 (Orlando Health, Inc.)	A/A2	4,150,000	4,524,662

Orange County School Board COP, 5.00% due 8/1/2019 (Educational Facilities)	NR/Aa2	1,000,000	1,078,370

Orange County School Board COP, 5.00% due 8/1/2020 (Educational Facilities)	NR/Aa2	1,695,000	1,884,806

Orange County School Board COP, 5.00% due 8/1/2021 (Educational Facilities)	NR/Aa2	2,100,000	2,398,431

Orange County School Board COP, 5.00% due 8/1/2022 (Educational Facilities)	NR/Aa2	1,825,000	2,127,329

Orange County School Board COP, 5.00% due 8/1/2023 (Educational Facilities)	NR/Aa2	1,540,000	1,823,021

Orange County School Board COP, 5.00% due 8/1/2024 (Educational Facilities)	NR/Aa2	1,445,000	1,737,454

Orange County School Board COP, 5.00% due 8/1/2025 (Educational Facilities)	NR/Aa2	1,190,000	1,447,635

Palm Beach County HFA, 5.00% due 12/1/2020 (Boca Raton Regional Hospital)	BBB+/NR	600,000	660,588

Palm Beach County School Board COP, 5.00% due 8/1/2018 (Educational Facilities)	NR/Aa3	800,000	833,760

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Palm Beach County School Board COP, 4.00% due 8/1/2019 (Educational Facilities)	NR/Aa3	940,000	992,922

Palm Beach County School Board COP, 5.00% due 8/1/2020 (Educational Facilities)	NR/Aa3	1,090,000	1,209,617

Palm Beach County School Board COP, 4.00% due 8/1/2021 (Educational Facilities)	NR/Aa3	3,835,000	4,213,821

Palm Beach County School Board COP, 5.00% due 8/1/2022 (Educational Facilities)	NR/Aa3	1,660,000	1,932,340

Palm Beach County School Board COP, 5.00% due 8/1/2022 (Educational Facilities)	NR/Aa3	1,000,000	1,164,060

Palm Beach County School Board COP, 5.00% due 8/1/2023 (Educational Facilities)	NR/Aa3	3,500,000	4,149,880

Palm Beach County School Board COP, 5.00% due 8/1/2023 (Educational Facilities)	NR/Aa3	1,000,000	1,185,680

Palm Beach County School Board COP, 5.00% due 8/1/2024 (Educational Facilities)	NR/Aa3	3,595,000	4,325,252

Palm Beach County School Board COP, 5.00% due 8/1/2024 (Educational Facilities)	NR/Aa3	1,275,000	1,533,991

Polk County, 4.00% due 10/1/2020 (Water and Wastewater Utility Systems; Insured: AGM)	AA/Aa3	3,100,000	3,351,224

Polk County, 3.00% due 10/1/2021 (Water and Wastewater Utility Systems; Insured: AGM)	AA/Aa3	3,125,000	3,299,500

Polk County, 5.00% due 10/1/2023 (Water and Wastewater Utility Systems)	AA/Aa3	1,420,000	1,645,581

Putnam County Development Authority, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	10,375,000	10,716,960

Putnam County Development Authority, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	4,225,000	4,364,256

Reedy Creek Improvement District, 5.00% due 10/1/2017 (Walt Disney World Resort Complex Utility Systems)	A/A1	400,000	404,144

Reedy Creek Improvement District, 5.00% due 10/1/2018 (Walt Disney World Resort Complex Utility Systems)	A/A1	755,000	791,519

Reedy Creek Improvement District, 5.00% due 10/1/2021 (Walt Disney World Resort Complex Utility Systems)	A/A1	1,200,000	1,358,076

Reedy Creek Improvement District, 5.00% due 10/1/2022 (Walt Disney World Resort Complex Utility Systems)	A/A1	625,000	719,213

Reedy Creek Improvement District, 5.00% due 6/1/2023 (Buena Vista Drive Corridor Improvements)	AA-/Aa3	1,940,000	2,293,565

Reedy Creek Improvement District, 5.00% due 10/1/2023 (Walt Disney World Resort Complex Utility Systems)	A/A1	750,000	875,130

Reedy Creek Improvement District GO, 5.00% due 6/1/2021 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	500,000	567,525

Reedy Creek Improvement District GO, 5.00% due 6/1/2023 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	860,000	1,016,735

Reedy Creek Improvement District GO, 5.00% due 6/1/2024 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	850,000	1,021,156

Reedy Creek Improvement District GO, 5.00% due 6/1/2025 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	2,000,000	2,430,900

South Florida Water Management District COP, 5.00% due 10/1/2017 (Everglades Restoration Plan)	AA/Aa3	2,750,000	2,778,490

South Florida Water Management District COP, 5.00% due 10/1/2018 (Everglades Restoration Plan)	AA/Aa3	2,500,000	2,620,925

South Florida Water Management District COP, 5.00% due 10/1/2019 (Everglades Restoration Plan)	AA/Aa3	1,500,000	1,622,790

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

South Florida Water Management District COP, 5.00% due 10/1/2020 (Everglades Restoration Plan)	AA/Aa3	1,780,000	1,982,422

South Florida Water Management District COP, 5.00% due 10/1/2021 (Everglades Restoration Plan)	AA/Aa3	1,750,000	2,000,215

South Florida Water Management District COP, 5.00% due 10/1/2022 (Everglades Restoration Plan)	AA/Aa3	2,000,000	2,331,640

South Lake County Hospital District, 5.00% due 10/1/2025	NR/A2	4,140,000	4,526,303

South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)	AA-/Aa3	4,610,000	4,634,018

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Miami-Dade County Program; Insured: AGM)	AA/Aa3	5,000,000	5,700,950

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Miami-Dade County Program)	AA-/Aa3	1,450,000	1,652,652

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2022 (Miami-Dade County Program)	AA-/Aa3	2,000,000	2,325,960

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2023 (Miami-Dade County Program)	AA-/Aa3	2,100,000	2,487,072

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2024 (Miami-Dade County Program)	AA-/Aa3	1,725,000	2,033,758

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2017	AA+/Aa1	5,615,000	5,674,631

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018	AA+/Aa1	2,890,000	3,034,442

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019	AA+/Aa1	3,000,000	3,259,230

Volusia County Educational Facilities Authority, 4.00% due 10/15/2017 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	1,030,000	1,038,817

Volusia County Educational Facilities Authority, 5.00% due 10/15/2018 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	2,075,000	2,172,421

Volusia County Educational Facilities Authority, 5.00% due 10/15/2019 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	2,350,000	2,533,817

Volusia County Educational Facilities Authority, 5.00% due 10/15/2023 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	700,000	804,748

Volusia County Educational Facilities Authority, 5.00% due 10/15/2024 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	650,000	755,112

Volusia County Educational Facilities Authority, 5.00% due 10/15/2025 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	400,000	464,532

Volusia County School Board COP, 5.00% due 8/1/2024 (University High School, River Springs Middle School)	NR/Aa3	1,000,000	1,200,930

Georgia — 1.52%

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2019 (UGAREF Bolton Commons, LLC)	NR/Aa2	400,000	429,448

Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2020 (UGAREF Bolton Commons, LLC)	NR/Aa2	395,000	426,011

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2022 (UGAREF Central Precinct, LLC)	NR/Aa2	800,000	928,368

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2023 (UGAREF Central Precinct, LLC)	NR/Aa2	470,000	555,329

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2024 (UGAREF Central Precinct, LLC)	NR/Aa2	520,000	623,678

City of Atlanta, 5.00% due 11/1/2017 (Water & Wastewater System; Insured: AGM)	AA/Aa2	4,745,000	4,811,525

City of Atlanta, 5.00% due 1/1/2018 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	2,100,000	2,142,672

City of Atlanta, 5.00% due 1/1/2019 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,145,000	3,328,762

City of Atlanta, 6.00% due 11/1/2019 (Water & Wastewater System)	AA-/Aa2	5,650,000	6,280,653

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Atlanta, 5.00% due 1/1/2020 (BeltLine Project)	NR/A2	410,000	444,169

City of Atlanta, 5.00% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	6,000,000	6,552,720

City of Atlanta, 5.25% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	5,000,000	5,491,300

City of Atlanta, 5.00% due 1/1/2021 (BeltLine Project)	NR/A2	175,000	189,991

City of Atlanta, 5.00% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	7,000,000	7,643,020

City of Atlanta, 5.50% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,525,000	4,018,641

City of Atlanta, 5.00% due 11/1/2021 (Water & Wastewater System)	AA-/Aa2	2,500,000	2,879,550

City of Atlanta, 5.00% due 11/1/2022 (Water & Wastewater System)	AA-/Aa2	1,000,000	1,177,220

City of Atlanta, 5.00% due 1/1/2023 (Airport Passenger Facility)	AA-/Aa3	1,000,000	1,169,220

City of Atlanta, 5.00% due 11/1/2023 (Water & Wastewater System)	AA-/Aa2	1,130,000	1,354,429

City of Atlanta, 5.00% due 1/1/2024 (Airport Passenger Facility)	AA-/Aa3	1,350,000	1,618,569

City of Atlanta, 5.00% due 11/1/2024 (Water & Wastewater System)	AA-/Aa2	1,000,000	1,217,790

City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	AA-/Aa3	1,645,000	1,977,849

City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	AA-/Aa3	2,500,000	3,019,550

City of Atlanta, 5.00% due 11/1/2025 (Water & Wastewater System)	AA-/Aa2	1,000,000	1,227,940

Development Authority of Bartow County, 2.70% due 8/1/2043 put 8/23/2018 (Georgia Power Co. Plant Bowen Project)	A-/A3	6,000,000	6,061,920

Fulton County Development Authority, 5.00% due 10/1/2022 (Georgia Tech Athletic Association)	NR/A2	4,550,000	5,262,302

Fulton County Facilities Corp. COP, 5.00% due 11/1/2017 (Public Purpose Project)	AA/Aa2	8,400,000	8,515,080

Fulton County Facilities Corp. COP, 5.00% due 11/1/2019 (Public Purpose Project)	AA/Aa2	6,600,000	7,151,430

Hospital Authority of Gwinnett County, 5.00% due 7/1/2023 (Gwinnett Hospital System, Inc.; Insured: AGM)	NR/A2	5,000,000	5,356,350

LaGrange-Troup County Hospital Authority, 5.00% due 7/1/2018 (West Georgia Health Foundation, Inc.)	A+/Aa2	550,000	557,651

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	BBB+/Baa1	5,000,000	5,113,400

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	A/A1	120,000	122,833

State of Georgia GO, 5.00% due 7/1/2017 (Capital Projects)	AAA/Aaa	8,625,000	8,626,035

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2022 (South Medical Center)	AA-/Aa2	1,500,000	1,719,480

Guam — 0.58%

Government of Guam, 5.25% due 12/1/2017 (Layon Solid Waste Disposal Facility) (ETM)	BBB+/NR	2,000,000	2,036,740

Government of Guam, 5.50% due 12/1/2018 (Layon Solid Waste Disposal Facility) (ETM)	BBB+/NR	3,000,000	3,190,140

Government of Guam, 5.00% due 1/1/2019 (Economic Development)	A/NR	680,000	708,818

Government of Guam, 5.00% due 11/15/2019 (Various Capital Projects)	A/NR	1,000,000	1,065,440

Government of Guam, 5.50% due 12/1/2019 (Layon Solid Waste Disposal Facility) (ETM)	BBB+/NR	2,000,000	2,206,380

Government of Guam, 5.00% due 11/15/2020 (Various Capital Projects)	A/NR	1,500,000	1,627,200

Government of Guam, 5.00% due 11/15/2021 (Various Capital Projects)	A/NR	2,210,000	2,441,674

Government of Guam, 5.00% due 11/15/2022 (Various Capital Projects)	A/NR	2,960,000	3,320,647

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Government of Guam, 5.00% due 11/15/2023 (Various Capital Projects)	A/NR	6,280,000	7,116,622

Government of Guam, 5.00% due 11/15/2024 (Various Capital Projects)	A/NR	4,500,000	5,128,515

Guam Government Waterworks Authority, 5.25% due 7/1/2020 (Water & Wastewater System Improvements)	A-/Baa2	300,000	328,647

Guam Government Waterworks Authority, 5.25% due 7/1/2022 (Water & Wastewater System Improvements)	A-/Baa2	1,050,000	1,191,351

Guam Government Waterworks Authority, 5.25% due 7/1/2023 (Water & Wastewater System Improvements)	A-/Baa2	645,000	740,795

Guam Power Authority, 5.00% due 10/1/2019 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,075,250

Guam Power Authority, 5.00% due 10/1/2020 (Electric Power System; Insured: AGM)	AA/A2	1,500,000	1,653,705

Guam Power Authority, 5.00% due 10/1/2022 (Electric Power System; Insured: AGM)	AA/A2	6,340,000	7,281,173

Hawaii — 1.43%

City and County of Honolulu GO, 5.00% due 11/1/2019 (Capital Improvements)	NR/Aa1	3,620,000	3,945,221

City and County of Honolulu GO, 5.00% due 11/1/2020 (Capital Improvements)	NR/Aa1	8,265,000	9,283,083

City and County of Honolulu GO, 5.00% due 11/1/2021 (Capital Improvements)	NR/Aa1	2,770,000	3,198,990

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvements)	NR/Aa1	1,750,000	2,067,012

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvements)	NR/Aa1	6,695,000	7,907,799

County of Hawaii GO, 5.00% due 9/1/2021 (Capital Improvements)	AA-/Aa2	2,165,000	2,484,251

County of Hawaii GO, 5.00% due 9/1/2021 (Capital Improvements)	AA-/Aa2	1,500,000	1,721,190

County of Hawaii GO, 5.00% due 9/1/2022 (Capital Improvements)	AA-/Aa2	1,250,000	1,466,350

County of Hawaii GO, 5.00% due 9/1/2022 (Capital Improvements)	AA-/Aa2	1,000,000	1,173,080

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,000,000	1,193,550

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	800,000	954,840

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,500,000	1,790,325

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,000,000	1,193,550

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,000,000	1,193,550

County of Hawaii GO, 5.00% due 9/1/2024 (Capital Improvements)	AA-/Aa2	2,000,000	2,424,080

County of Hawaii GO, 5.00% due 9/1/2024 (Capital Improvements)	AA-/Aa2	1,430,000	1,733,217

County of Hawaii GO, 5.00% due 9/1/2024 (Capital Improvements)	AA-/Aa2	1,515,000	1,836,241

County of Hawaii GO, 5.00% due 9/1/2025 (Capital Improvements)	AA-/Aa2	2,000,000	2,455,140

County of Hawaii GO, 5.00% due 9/1/2025 (Capital Improvements)	AA-/Aa2	1,255,000	1,540,600

County of Hawaii GO, 5.00% due 9/1/2026 (Capital Improvements)	AA-/Aa2	1,500,000	1,844,865

County of Hawaii GO, 5.00% due 9/1/2026 (Capital Improvements)	AA-/Aa2	2,085,000	2,564,362

County of Hawaii GO, 5.00% due 9/1/2026 (Capital Improvements)	AA-/Aa2	500,000	614,955

State of Hawaii GO, 5.00% due 11/1/2017 (Hawaiian Home Lands Settlement)	AA+/Aa1	12,000,000	12,169,680

State of Hawaii GO, 5.00% due 11/1/2018 (Hawaiian Home Lands Settlement)	AA+/Aa1	20,000,000	21,068,000

State of Hawaii GO, 5.00% due 12/1/2019 (Hawaiian Home Lands Settlement) (ETM)	NR/NR	60,000	65,538

State of Hawaii GO, 5.00% due 12/1/2019 (Hawaiian Home Lands Settlement)	AA+/Aa1	1,395,000	1,523,758

State of Hawaii GO, 5.00% due 12/1/2019 (Hawaiian Home Lands Settlement) (ETM)	NR/NR	1,545,000	1,688,005

State of Hawaii GO, 5.00% due 12/1/2020 (Hawaiian Home Lands Settlement)	AA+/Aa1	2,500,000	2,812,825

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	State of Hawaii GO, 5.00% due 12/1/2021 (Hawaiian Home Lands Settlement)	AA+/Aa1	3,000,000	3,465,390

	State of Hawaii GO, 5.00% due 12/1/2022 pre-refunded 12/1/2021 (Hawaiian Home Lands Settlement)	NR/NR	3,060,000	3,546,112

	State of Hawaii GO, 5.00% due 12/1/2022 pre-refunded 12/1/2021 (Hawaiian Home Lands Settlement)	AA+/Aa1	940,000	1,088,887

	Idaho — 0.72%

	Idaho HFA, 5.00% due 12/1/2022 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,175,240

	Idaho HFA, 5.00% due 12/1/2023 (Trinity Health Credit Group)	AA-/Aa3	2,200,000	2,630,606

	Idaho HFA, 5.00% due 12/1/2024 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,212,020

	Regents of the University of Idaho, 5.25% due 4/1/2041 put 4/1/2021	A+/Aa3	12,890,000	14,489,005

[b]	State of Idaho GO, 4.00% due 6/29/2018 (Cash Flow Management)	SP-1+/Mig1	30,760,000	31,679,416

	Illinois — 6.69%

	Board of Education of the City of Chicago GO, 0% due 12/1/2020 (Educational Facilities; Insured: BHAC)	AA+/Aa1	12,000,000	11,032,560

	Board of Trustees of Southern Illinois University, 5.25% due 4/1/2020 (Housing & Auxiliary Facilities; Insured: Natl-re)	A/A3	1,000,000	1,085,750

	Chicago Midway International Airport, 5.00% due 1/1/2022	A/A3	800,000	913,224

	Chicago Midway International Airport, 5.00% due 1/1/2023	A/A3	1,900,000	2,210,688

	Chicago Midway International Airport, 5.00% due 1/1/2024	A/A3	1,000,000	1,183,420

	Chicago O’Hare International Airport, 5.00% due 1/1/2018 (2016 Airport Projects)	A/NR	6,750,000	6,885,742

	Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2015 Airport Projects)	A/NR	3,000,000	3,171,120

	Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2016 Airport Projects)	A/NR	8,500,000	8,984,840

	Chicago O’Hare International Airport, 5.00% due 1/1/2020 (2015 Airport Projects)	A/NR	2,350,000	2,563,427

	Chicago O’Hare International Airport, 5.00% due 1/1/2021 (2015 Airport Projects)	A/NR	3,000,000	3,365,730

	Chicago O’Hare International Airport, 5.00% due 1/1/2022 pre-refunded 1/1/2021 (Capital Development Programs)	A/A2	5,835,000	6,591,216

	Chicago O’Hare International Airport, 5.00% due 1/1/2027 (2016 Airport Projects)	A/NR	1,750,000	2,081,782

	Chicago Park District GO, 4.00% due 1/1/2018 (Capital Improvement Plan)	AA+/NR	1,250,000	1,265,088

	Chicago Park District GO, 4.00% due 1/1/2018 (Capital Improvement Plan)	AA+/NR	1,420,000	1,437,139

	Chicago Park District GO, 4.00% due 1/1/2018 (Capital Improvement Plan)	AA+/NR	945,000	956,406

	Chicago Park District GO, 5.00% due 1/1/2018 (Capital Improvement Plan)	AA+/Ba1	1,150,000	1,169,619

	Chicago Park District GO, 4.00% due 1/1/2019 (Capital Improvement Plan)	AA+/NR	1,745,000	1,802,463

	Chicago Park District GO, 4.00% due 1/1/2019 (Capital Improvement Plan)	AA+/NR	820,000	847,003

	Chicago Park District GO, 4.00% due 1/1/2020 (Capital Improvement Plan)	AA+/NR	2,730,000	2,865,381

	Chicago Park District GO, 4.00% due 1/1/2020 (Capital Improvement Plan)	AA+/NR	815,000	855,416

	Chicago Park District GO, 5.00% due 1/1/2020 (Capital Improvement Plan)	AA+/Ba1	530,000	569,167

	Chicago Park District GO, 5.00% due 1/1/2021 (Capital Improvement Plan)	AA+/NR	2,840,000	3,119,768

	Chicago Park District GO, 5.00% due 1/1/2022 (Capital Improvement Plan)	AA+/NR	1,485,000	1,662,324

	Chicago Park District GO, 5.00% due 1/1/2022 (Capital Improvement Plan)	AA+/NR	1,940,000	2,171,655

	Chicago Park District GO, 5.00% due 1/1/2023 (Capital Improvement Plan)	AA+/NR	1,605,000	1,823,344

	Chicago Park District GO, 5.00% due 1/1/2023 (Capital Improvement Plan)	AA+/NR	3,215,000	3,652,369

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Chicago Park District GO, 5.00% due 1/1/2023 (Capital Improvement Plan)	AA+/NR	1,675,000	1,902,867

Chicago Park District GO, 5.00% due 1/1/2024 (Capital Improvement Plan)	AA+/NR	1,340,000	1,536,444

Chicago Park District GO, 5.00% due 1/1/2024 (Capital Improvement Plan)	AA+/NR	1,305,000	1,496,313

Chicago Park District GO, 5.00% due 1/1/2024 (Capital Improvement Plan)	AA+/NR	1,760,000	2,018,016

Chicago Park District GO, 5.00% due 1/1/2025 (Capital Improvement Plan)	AA+/NR	610,000	706,508

Chicago School Reform Board of Trustees of the Board of Education GO, 5.25% due 12/1/2021 (School District Capital Improvement Program; Insured: Natl-Re)	A/A3	1,500,000	1,609,125

Chicago Transit Authority, 5.50% due 6/1/2018 (Federal Transit Program-Rail Systems; Insured: AGM)	A+/A3	2,500,000	2,586,225

City of Chicago, 4.00% due 1/1/2018 (Wastewater Transmission System)	A/Baa3	1,475,000	1,494,293

City of Chicago, 5.00% due 1/1/2018 (Wastewater Transmission System)	A/NR	2,500,000	2,545,200

City of Chicago, 5.00% due 1/1/2019 (Wastewater Transmission System)	A/NR	1,750,000	1,839,338

City of Chicago, 5.00% due 1/1/2020 (Project Fund; Insured: AGM)	AA/A2	1,320,000	1,336,764

City of Chicago, 5.00% due 1/1/2020 (Wastewater Transmission System)	A/NR	1,000,000	1,078,730

City of Chicago, 5.50% due 1/1/2020 (Wastewater Transmission System; Insured: BHAC)	AA+/Aa1	1,400,000	1,428,518

City of Chicago, 5.00% due 1/1/2021 (Riverwalk Expansion Project; Insured: AGM)	BB+/Ba1	1,410,000	1,442,698

City of Chicago, 5.00% due 1/1/2021 (Wastewater Transmission System)	A/NR	1,000,000	1,102,070

City of Chicago, 5.00% due 1/1/2022 (Wastewater Transmission System)	A/NR	2,000,000	2,236,080

City of Chicago, 5.00% due 1/1/2023 (Chicago Midway Airport)	A/A3	6,215,000	7,231,277

City of Chicago, 5.00% due 1/1/2023 (Riverwalk Expansion Project; Insured: AGM)	BB+/Ba1	1,000,000	1,022,660

City of Chicago, 5.00% due 1/1/2023 (Wastewater Transmission System)	A/NR	3,000,000	3,394,890

City of Chicago, 5.00% due 1/1/2024 (Chicago Midway Airport)	A/A3	16,060,000	18,576,923

City of Chicago, 5.00% due 1/1/2024 (Wastewater Transmission System)	A/NR	6,250,000	7,142,125

City of Chicago, 5.00% due 1/1/2024 (Project Fund)	AA/Ba1	5,510,000	5,741,310

City of Chicago, 5.00% due 1/1/2025 (Wastewater Transmission System)	A/NR	4,500,000	5,172,345

City of Chicago, 5.00% due 1/1/2026 (Project Fund)	AA/Ba1	6,030,000	6,246,417

City of Chicago, 5.00% due 1/1/2027 (Project Fund)	AA/Ba1	6,310,000	6,518,104

City of Chicago, 5.00% due 11/1/2027 (Water System Improvements)	A/NR	1,250,000	1,429,563

City of Chicago Board of Education GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	A/A3	1,000,000	1,025,600

City of Chicago Building Acquisition Certificates GO, 5.40% due 1/1/2018 (Parking Facility Improvements; Insured: AGM)	AA/A2	570,000	572,303

City of Chicago School Reform Board of Trustees GO, 5.25% due 12/1/2017 (Insured: Natl-Re)	A/A3	4,100,000	4,136,449

City of Mount Vernon GO, 4.00% due 12/15/2019 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,000,000	1,058,230

City of Mount Vernon GO, 4.00% due 12/15/2020 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	785,000	844,338

City of Mount Vernon GO, 4.00% due 12/15/2021 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,640,000	1,754,980

City of Quincy, 5.00% due 11/15/2017 (Blessing Hospital)	A/A2	500,000	506,875

City of Waukegan GO, 5.00% due 12/30/2019 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,935,000	2,080,802

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Waukegan GO, 5.00% due 12/30/2020 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,100,570

City of Waukegan GO, 5.00% due 12/30/2021 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	2,100,000	2,358,300

City of Waukegan GO, 5.00% due 12/30/2022 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,139,320

Community College District No. 503 GO, 5.00% due 12/1/2021 (Black Hawk College; Insured: AGM)	AA/NR	3,365,000	3,797,234

Community College District No. 503 GO, 5.00% due 12/1/2023 (Black Hawk College; Insured: AGM)	AA/NR	4,155,000	4,815,063

Community College District No. 503 GO, 5.00% due 12/1/2024 (Black Hawk College; Insured: AGM)	AA/NR	3,415,000	4,002,004

Community College District No. 516 GO, 4.50% due 12/15/2020 (Waubonsee Community College)	NR/Aa1	1,325,000	1,462,535

Community College District No. 516 GO, 5.00% due 12/15/2021 (Waubonsee Community College)	NR/Aa1	6,175,000	7,096,495

Community High School District No. 127 GO, 7.375% due 2/1/2020 (Lake County-Grayslake Educational Facilities.; Insured: Syncora)	AA+/NR	1,000,000	1,140,440

Community Unit School District No. 200 GO, 5.25% due 10/1/2023 (DuPage County Educational Facilities; Insured: FSA)	AA/Aa3	1,000,000	1,084,360

Community Unit School District No. 302 GO, 0% due 2/1/2021 (Kane & DeKalb County Educational Facilities; Insured: Natl-Re)	NR/Aa3	3,165,000	2,953,420

Community Unit School District No. 428 GO, 0% due 1/1/2021 (DeKalb County Educational Facilities)	AA-/Aa2	6,140,000	5,696,938

Community Unit School District No. 5 GO, 5.00% due 4/15/2024 (Insured: BAM)	AA/Aa3	450,000	529,551

Community Unit School District No. 5 GO, 5.00% due 4/15/2025 (Insured: BAM)	AA/Aa3	600,000	714,600

Community Unit School District No. 5 GO, 5.00% due 4/15/2026 (Insured: BAM)	AA/Aa3	600,000	719,058

Cook County Community College District No. 508 GO, 5.00% due 12/1/2020 (City Colleges of Chicago)	BBB/NR	1,220,000	1,335,632

Cook County Community College District No. 508 GO, 5.00% due 12/1/2021 (City Colleges of Chicago)	BBB/NR	1,125,000	1,243,856

Cook County Community College District No. 508 GO, 5.00% due 12/1/2022 (City Colleges of Chicago)	BBB/NR	1,250,000	1,403,225

Cook County Community College District No. 508 GO, 5.00% due 12/1/2023 (City Colleges of Chicago)	BBB/NR	3,425,000	3,890,149

Cook County Community College District No. 508 GO, 5.00% due 12/1/2024 (City Colleges of Chicago)	BBB/NR	1,000,000	1,101,090

Cook County Community College District No. 508 GO, 5.25% due 12/1/2025 (City Colleges of Chicago)	BBB/NR	1,625,000	1,799,151

Cook County Community College District No. 508 GO, 5.25% due 12/1/2026 (City Colleges of Chicago)	BBB/NR	1,690,000	1,859,422

Cook County School District No. 97 GO, 9.00% due 12/1/2018 (Village of Oak Park; Insured: Natl-Re)	NR/Aa2	4,000,000	4,418,680

County of Cook GO, 5.00% due 11/15/2019 (Capital Improvement Plan)	AA-/A2	3,690,000	3,953,909

County of Cook GO, 4.00% due 11/15/2020 (Capital Improvement Plan)	AA-/A2	925,000	980,482

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA-/A2	2,000,000	2,184,740

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA-/A2	3,590,000	3,838,751

County of Cook GO, 4.00% due 11/15/2021 (Capital Improvement Plan)	AA-/A2	2,000,000	2,139,840

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA-/A2	2,105,000	2,339,286

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA-/A2	5,000,000	5,556,500

County of Cook GO, 4.00% due 11/15/2022 (Capital Improvement Plan)	AA-/A2	1,000,000	1,077,080

County of Cook GO, 5.00% due 11/15/2022 (Capital Improvement Plan)	AA-/A2	1,500,000	1,690,695

Du Page County High School District No. 88, 3.00% due 1/15/2020 (Addison Trail and Willowbrook High Schools)	NR/Aa1	2,630,000	2,734,385

Forest Preserve District of Cook County GO, 5.00% due 11/15/2021	AA-/A2	1,500,000	1,623,705

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2020	AAA/Aaa	500,000	557,990

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2021	AAA/Aaa	1,425,000	1,630,998

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2022	AAA/Aaa	900,000	1,047,951

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2023	AAA/Aaa	1,300,000	1,537,614

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2024	AAA/Aaa	5,000,000	5,990,200

Illinois Educational Facilities Authority, 5.25% due 3/1/2034 put 3/1/2018 (Art Institute of Chicago)	NR/NR	3,600,000	3,679,992

Illinois Educational Facilities Authority, 3.40% due 11/1/2036 put 11/1/2017 (Field Museum of Natural History)	A/NR	1,300,000	1,307,267

Illinois Finance Authority, 5.00% due 11/1/2017 (Rush University Medical Center; Insured: Natl-Re) (ETM)	A/Aaa	1,000,000	1,013,810

Illinois Finance Authority, 5.00% due 12/1/2017 (Columbia College) (ETM)	BBB+/NR	1,395,000	1,418,701

Illinois Finance Authority, 5.50% due 11/1/2018 (Advocate Health Care)	AA+/Aa2	1,000,000	1,033,210

Illinois Finance Authority, 5.25% due 5/1/2019 (Educational Advancement Fund, Inc.)	NR/Baa3	3,195,000	3,201,070

Illinois Finance Authority, 5.00% due 4/1/2020 (Advocate Health Care)	AA+/Aa2	1,315,000	1,398,069

Illinois Finance Authority, 5.00% due 11/15/2020 (Rush University Medical Center)	A+/A1	290,000	322,466

Illinois Finance Authority, 5.00% due 11/15/2021 (Rush University Medical Center)	A+/A1	250,000	284,780

Illinois Finance Authority, 4.00% due 12/1/2021 (Trinity Health)	AA-/Aa3	1,000,000	1,094,900

Illinois Finance Authority, 5.00% due 11/15/2022 (Rush University Medical Center)	A+/A1	250,000	289,905

Illinois Finance Authority, 5.00% due 8/1/2023 (Advocate Health Care)	AA+/Aa2	565,000	668,327

Illinois Finance Authority, 5.00% due 11/15/2023 (Rush University Medical Center)	A+/A1	1,000,000	1,176,250

Illinois Finance Authority, 5.00% due 8/1/2024 (Advocate Health Care)	AA+/Aa2	800,000	960,984

Illinois Finance Authority, 5.00% due 11/15/2024 (Rush University Medical Center)	A+/A1	575,000	683,830

Illinois Finance Authority, 5.00% due 8/1/2025 (Advocate Health Care)	AA+/Aa2	1,400,000	1,667,876

Illinois Finance Authority, 5.00% due 11/15/2025 (Rush University Medical Center)	A+/A1	1,655,000	1,963,045

Illinois Finance Authority, 5.00% due 11/1/2030 put 1/15/2020 (Advocate Health Care)	AA+/Aa2	1,250,000	1,360,563

Illinois Finance Authority, 0.95% due 8/15/2038 put 7/3/2017 (Northwestern Memorial Hospital; SPA: Northern Trust Co.) (daily demand notes)	AA+/Aa2	27,770,000	27,770,000

Illinois Finance Authority, 0.91% due 8/15/2042 put 7/10/2017 (Northwestern Memorial Hospital; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AA+/Aa2	4,000,000	4,000,000

Illinois Finance Authority, 0.89% due 8/1/2043 put 7/3/2017 (University of Chicago Medical Center; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aa1	650,000	650,000

Illinois State Toll Highway Authority, 5.00% due 1/1/2023	AA-/Aa3	4,000,000	4,654,080

Illinois State Toll Highway Authority, 5.00% due 1/1/2024	AA-/Aa3	6,500,000	7,683,520

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Illinois State Toll Highway Authority, 5.00% due 1/1/2025	AA-/Aa3	6,500,000	7,080,255

	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC) (ETM)	NR/Aa3	765,000	714,173

	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC)	NR/Aa3	1,235,000	1,129,939

	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	AA/NR	7,150,000	8,337,972

	McHenry County Conservation District GO, 5.00% due 2/1/2021	AA+/Aa1	2,325,000	2,609,045

	McHenry County Conservation District GO, 5.00% due 2/1/2025	AA+/Aa1	2,000,000	2,404,440

	Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2020 (McCormick Place Expansion)	BB+/NR	4,000,000	4,182,360

	Railsplitter Tobacco Settlement Authority, 5.00% due 6/1/2019	A/NR	22,000,000	23,498,860

	Railsplitter Tobacco Settlement Authority, 5.125% due 6/1/2019	A/NR	6,780,000	7,257,922

	State of Illinois, 5.00% due 6/15/2021 pre-refunded 6/15/2019 (Build Illinois Bond Retirement & Interest Fund)	AA-/Baa3	9,945,000	10,695,450

	State of Illinois, 5.00% due 6/15/2023 (Build Illinois)	AA-/NR	5,825,000	6,617,375

	State of Illinois, 5.00% due 6/15/2025 (Build Illinois)	AA-/NR	8,825,000	10,185,374

	State of Illinois GO, 5.00% due 5/1/2023 (Build Illinois)	BBB-/Baa3	2,615,000	2,727,236

	State of Illinois GO, 5.00% due 8/1/2024 (Build Illinois)	BBB-/Baa3	8,445,000	8,725,796

	Town of Cicero Cook County GO, 5.00% due 1/1/2019 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	2,000,000	2,100,580

	Town of Cicero Cook County GO, 5.00% due 12/1/2019 (Cicero and Laramie Development Areas)	A+/NR	1,070,000	1,144,119

	Town of Cicero Cook County GO, 5.00% due 1/1/2020 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	1,450,000	1,564,159

	Town of Cicero Cook County GO, 5.00% due 1/1/2021 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	1,250,000	1,379,375

	Town of Cicero GO, 5.00% due 1/1/2018 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	2,375,000	2,417,940

	University of Illinois Board of Trustees, 0.91% due 1/15/2022 put 7/10/2017 (UIC South Campus Development; LOC: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AA/Aa1	2,000,000	2,000,000

	University of Illinois Board of Trustees COP, 5.00% due 10/1/2019 pre-refunded 10/1/2017 (Insured: AGM)	AA/NR	1,045,000	1,056,098

	University of Illinois Board of Trustees COP, 5.00% due 10/1/2019 (Insured: AGM)	AA/NR	955,000	964,626

	Village of Melrose Park, 5.20% due 7/1/2018 (Insured: Natl-Re)	A/A3	580,000	591,803

	Village of Tinley Park GO, 4.00% due 12/1/2022	AA+/NR	625,000	692,981

	Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2023 (Capital Improvements; Insured: BAM)	AA/Aa2	8,050,000	9,343,474

	Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2024 (Capital Improvements; Insured: BAM)	AA/Aa2	4,580,000	5,395,561

[a]	Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2025 (Capital Improvements; Insured: BAM)	AA/Aa2	8,495,000	10,131,817

	Will County Valley View Community Unit School District No. 365 GO, 0% due 11/1/2018 (Insured: AGM)	AA/Aa2	3,370,000	3,303,779

	Indiana — 1.73%

	Avon Community School Building Corp., 5.00% due 7/15/2017 (Insured: AMBAC) (State Aid Withholding) (ETM)	AA+/NR	2,500,000	2,504,400

	Avon Community School Building Corp., 4.00% due 7/15/2018	AA+/NR	1,000,000	1,030,320

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Avon Community School Building Corp., 4.00% due 7/15/2019	AA+/NR	1,000,000	1,054,560

Avon Community School Building Corp., 5.00% due 7/15/2021	AA+/NR	2,200,000	2,495,790

Avon Community School Building Corp., 5.00% due 7/15/2022	AA+/NR	1,000,000	1,159,580

Avon Community School Building Corp., 5.00% due 7/15/2023	AA+/NR	600,000	708,558

Avon Community School Building Corp., 5.00% due 7/15/2024	AA+/NR	285,000	341,011

Avon Community School Building Corp., 5.00% due 7/15/2025	AA+/NR	600,000	726,396

Avon Community School Building Corp., 5.00% due 7/15/2026	AA+/NR	700,000	850,668

Avon Community School Building Corp., 5.00% due 7/15/2027	AA+/NR	1,345,000	1,648,271

Board of Trustees for the Vincennes University, 4.00% due 6/1/2018	NR/Aa3	1,000,000	1,025,700

Board of Trustees for the Vincennes University, 5.00% due 6/1/2020	NR/Aa3	1,000,000	1,105,540

City of Carmel Redevelopment Authority, 5.00% due 8/1/2021 (Road and Intersection Improvements)	AA+/NR	2,405,000	2,720,175

City of Carmel Redevelopment Authority, 5.00% due 8/1/2022 (Road and Intersection Improvements)	AA+/NR	2,510,000	2,896,590

City of Carmel Redevelopment District COP, 5.75% due 7/15/2022 pre-refunded 1/15/2021 (CFP Energy Center, LLC Installment Purchase Agreement)	NR/NR	2,760,000	3,041,658

City of Fort Wayne, 2.00% due 12/1/2017 (Waterworks Utility Improvements)	NR/Aa3	1,175,000	1,180,264

Duneland School Building Corp., 0% due 2/1/2020 (State Aid Withholding)	A/NR	2,970,000	2,848,794

Duneland School Building Corp., 0% due 8/1/2020 (State Aid Withholding)	A/NR	3,470,000	3,297,159

Duneland School Building Corp., 0% due 2/1/2021 (State Aid Withholding)	A/NR	2,770,000	2,604,188

Duneland School Building Corp., 0% due 8/1/2021 (State Aid Withholding)	A/NR	3,270,000	3,041,787

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2021 (Educational Facilities; Insured: State Intercept)	AA+/NR	1,230,000	1,398,006

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2022 (Educational Facilities; Insured: State Intercept)	AA+/NR	885,000	1,027,405

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2023 (Educational Facilities; Insured: State Intercept)	AA+/NR	570,000	670,987

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 1/15/2024 (Educational Facilities; Insured: State Intercept)	AA+/NR	525,000	622,020

Indiana Bond Bank, 5.00% due 10/15/2017 (Special Gas Program)	NR/A3	5,000,000	5,053,250

Indiana Bond Bank, 5.00% due 8/1/2021 (Columbus Learning Center)	AA/NR	1,300,000	1,463,787

Indiana Finance Authority, 5.00% due 9/15/2017 (Marian University Health Sciences)	BBB-/NR	1,940,000	1,949,913

Indiana Finance Authority, 4.00% due 5/1/2018 (Community Health Network)	A/A2	2,820,000	2,886,721

Indiana Finance Authority, 5.25% due 7/1/2018 (Wabash Correctional Facilities)	AA+/Aa1	1,000,000	1,041,580

Indiana Finance Authority, 5.25% due 7/1/2018 (Rockville Correctional Facilities) (ETM)	AA+/Aa1	2,150,000	2,242,923

Indiana Finance Authority, 5.00% due 9/15/2018 (Marian University Health Sciences)	BBB-/NR	1,790,000	1,837,686

Indiana Finance Authority, 5.00% due 11/1/2018 (Indianapolis Airport)	AA+/Aa2	2,750,000	2,891,432

Indiana Finance Authority, 5.00% due 11/1/2018 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	1,250,000	1,311,950

Indiana Finance Authority, 5.00% due 5/1/2019 (Community Health Network)	A/A2	1,790,000	1,906,260

Indiana Finance Authority, 5.00% due 9/15/2019 (Marian University Health Sciences)	BBB-/NR	1,250,000	1,304,613

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Indiana Finance Authority, 5.00% due 3/1/2020 (Indiana University Health System)	AA/Aa2	5,000,000	5,493,950

Indiana Finance Authority, 5.00% due 5/1/2020 (Community Health Network)	A/A2	860,000	943,592

Indiana Finance Authority, 5.00% due 9/15/2020 (Marian University Health Sciences)	BBB-/NR	2,245,000	2,378,443

Indiana Finance Authority, 5.00% due 3/1/2021 (Indiana University Health System)	AA/Aa2	9,880,000	11,160,448

Indiana Finance Authority, 5.00% due 5/1/2021 (Community Health Network)	A/A2	2,250,000	2,535,007

Indiana Finance Authority, 5.00% due 9/15/2021 (Marian University Health Sciences)	BBB-/NR	2,320,000	2,482,145

Indiana Finance Authority, 5.00% due 10/1/2021 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	570,825

Indiana Finance Authority, 5.00% due 3/1/2022 (Indiana University Health System)	AA/Aa2	3,240,000	3,634,762

Indiana Finance Authority, 5.00% due 5/1/2022 (Community Health Network)	A/A2	1,230,000	1,417,673

Indiana Finance Authority, 5.00% due 5/1/2022 (Parkview Regional Medical Center)	AA-/Aa3	1,135,000	1,314,478

Indiana Finance Authority, 5.00% due 10/1/2023 (CWA Authority, Inc. Wastewater System Project)	AA/NR	1,000,000	1,185,490

Indiana Finance Authority, 5.00% due 10/1/2024 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	601,905

Indiana Finance Authority, 0.95% due 2/1/2037 put 7/3/2017 (Stadium Project; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	4,645,000	4,645,000

Knox Middle School Building Corp., 0% due 1/15/2020 (Insured: Natl-Re) (State Aid Withholding)	A/A3	1,295,000	1,227,634

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A1	1,000,000	1,039,100

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A1	1,680,000	1,800,792

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A1	1,345,000	1,423,239

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A1	1,170,000	1,288,989

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A1	1,250,000	1,346,413

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A1	1,250,000	1,411,775

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A1	1,455,000	1,584,364

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A1	1,000,000	1,152,020

Perry Township Multischool Building Corp., 4.00% due 1/15/2018 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,016,130

Perry Township Multischool Building Corp., 3.00% due 1/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,025,420

Perry Township Multischool Building Corp., 4.00% due 7/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,051,940

Perry Township Multischool Building Corp., 5.00% due 7/10/2020 (Educational Facilities) (State Aid Withholding)	AA+/NR	2,090,000	2,300,379

Perry Township Multischool Building Corp., 5.00% due 7/10/2021 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,130,340

Whitko High School Building Corp., 4.00% due 7/15/2018 (School Corp. Capital Improvements) (State Aid Withholding)	AA+/NR	1,025,000	1,055,976

Zionsville Community Schools Building Corp., 5.00% due 7/15/2019 (Insured: AGM) (State Aid Withholding)	AA/A2	1,100,000	1,184,205

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Iowa — 0.35%

Des Moines Independent Community School District, 4.00% due 6/1/2019 (School Infrastructure; Insured: AGM)	AA/A2	3,870,000	4,060,868

Des Moines Independent Community School District, 4.00% due 6/1/2020 (School Infrastructure; Insured: AGM)	AA/A2	3,990,000	4,268,901

Des Moines Independent Community School District, 4.00% due 6/1/2021 (School Infrastructure; Insured: AGM)	AA/A2	4,125,000	4,436,644

Des Moines Independent Community School District, 4.00% due 6/1/2022 (School Infrastructure; Insured: AGM)	AA/A2	2,140,000	2,292,882

Iowa Finance Authority, 5.00% due 8/15/2017 (Iowa Health System; Insured: AGM) (ETM)	NR/Aa3	990,000	995,217

Iowa Finance Authority, 5.00% due 2/15/2018 (Iowa Health System; Insured: AGM)	NR/Aa3	1,405,000	1,437,708

Iowa Finance Authority, 5.00% due 7/1/2022 (Genesis Health System)	NR/A1	1,735,000	2,016,643

Iowa Finance Authority, 5.00% due 7/1/2023 (Genesis Health System)	NR/A1	2,000,000	2,370,140

Iowa Finance Authority, 5.00% due 7/1/2024 (Genesis Health System)	NR/A1	2,350,000	2,768,770

Kansas — 0.91%

Johnson County USD No. 512 GO, 4.00% due 10/1/2017 (Shawnee Mission School District)	NR/Aaa	6,700,000	6,754,404

Kansas DFA, 5.00% due 4/1/2020 (National Bio and Agro-Defense Facility)	A+/Aa3	6,980,000	7,635,213

Kansas DFA, 5.00% due 12/1/2020 (New Jobs Training; Insured: BAM)	AA/NR	1,500,000	1,626,750

Kansas DFA, 5.00% due 4/1/2021 (National Bio and Agro-Defense Facility)	A+/Aa3	5,075,000	5,701,965

Kansas DFA, 5.00% due 4/1/2022 (National Bio and Agro-Defense Facility)	A+/Aa3	2,730,000	3,128,553

Kansas DFA, 5.00% due 4/1/2023 (National Bio and Agro-Defense Facility)	A+/Aa3	8,110,000	9,466,641

Kansas DFA, 5.00% due 4/1/2024 (National Bio and Agro-Defense Facility)	A+/Aa3	9,275,000	10,873,268

Kansas DFA, 5.00% due 4/1/2025 (National Bio and Agro-Defense Facility)	A+/Aa3	7,280,000	8,476,249

Unified Government of Wyandotte County-Kansas City, 5.00% due 9/1/2022 (Utility Systems Improvement)	A+/A3	2,000,000	2,317,720

Unified Government of Wyandotte County-Kansas City, 5.00% due 9/1/2023 (Utility Systems Improvement)	A+/A3	1,000,000	1,179,850

Unified Government of Wyandotte County-Kansas City, 5.00% due 9/1/2024 (Utility Systems Improvement)	A+/A3	600,000	717,870

Wyandotte County USD No. 500 GO, 5.00% due 9/1/2025 (General Improvement)	AA-/Aa2	3,300,000	4,002,900

Wyandotte County USD No. 500 GO, 5.00% due 9/1/2026 (General Improvement)	AA-/Aa2	2,375,000	2,904,506

Kentucky — 1.89%

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2021 (Project No. 112)	A/Aa3	10,000,000	11,413,900

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2023 (Project No. 112)	A/Aa3	20,000,000	23,666,400

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2025 (Project No. 112)	A/Aa3	25,000,000	29,744,500

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2026 (Project No. 112)	A/Aa3	20,000,000	24,016,400

Kentucky Economic DFA, 0% due 10/1/2019 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/A3	5,000,000	4,771,750

Kentucky Economic DFA, 0% due 10/1/2020 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/A3	9,600,000	8,946,240

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/A3	2,885,000	2,620,359

Kentucky Economic DFA, 0% due 10/1/2023 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/A3	4,195,000	3,570,406

Lexington-Fayette Urban County Government Public Facilities Corp., 5.00% due 6/1/2022 (Eastern State Hospital)	A/Aa3	6,165,000	6,960,717

Louisville/Jefferson County Metropolitan Government, 5.00% due 10/1/2024 (Norton Healthcare, Inc.)	A-/NR	1,000,000	1,185,250

Louisville/Jefferson County Metropolitan Government, 5.00% due 10/1/2025 (Norton Healthcare, Inc.)	A-/NR	1,200,000	1,436,760

Louisville/Jefferson County Metropolitan Government, 5.00% due 10/1/2026 (Norton Healthcare, Inc.)	A-/NR	3,000,000	3,618,060

Louisville/Jefferson County Metropolitan Government, 1.50% due 10/1/2033 (Louisville Gas and Electric Company)	A/A1	12,725,000	12,733,653

Louisiana — 2.44%

City of Bossier, 4.00% due 12/1/2018 (Public Improvements; Insured: AGM)	AA/Aa3	2,020,000	2,097,891

City of Bossier, 4.50% due 12/1/2021 (Public Improvements; Insured: AGM)	AA/Aa3	2,240,000	2,510,816

City of Lafayette, 5.00% due 11/1/2019 (Utilities System Improvements)	AA-/A1	1,000,000	1,085,650

City of New Orleans GO, 4.00% due 12/1/2017 (Public Improvements)	AA-/A3	750,000	759,435

City of New Orleans GO, 4.00% due 10/1/2018 (Audubon Park Aquarium; Insured: AGM)	AA/NR	1,110,000	1,141,069

City of New Orleans GO, 4.00% due 12/1/2018 (Public Improvements)	AA-/A3	700,000	727,111

City of New Orleans GO, 4.00% due 12/1/2019 (Public Improvements)	AA-/A3	750,000	795,697

City of New Orleans GO, 5.00% due 12/1/2019 (Public Improvements; Insured: AGM)	AA-/A3	3,080,000	3,340,630

City of New Orleans GO, 5.00% due 12/1/2020 (Public Improvements; Insured: AGM)	AA-/A3	3,250,000	3,617,185

City of New Orleans GO, 5.00% due 12/1/2020 (Public Improvements)	AA-/A3	1,315,000	1,463,569

City of New Orleans GO, 5.00% due 12/1/2021 (Public Improvements; Insured: AGM)	AA-/A3	5,700,000	6,500,508

City of New Orleans GO, 5.00% due 12/1/2021 (Public Improvements)	AA-/A3	1,200,000	1,368,528

City of Shreveport, 5.00% due 12/1/2020 (Water and Sewer System; Insured: BAM)	AA/A3	7,770,000	8,625,011

City of Shreveport, 5.00% due 12/1/2021 (Water and Sewer System; Insured: BAM)	AA/A3	8,185,000	9,292,758

City of Shreveport, 5.00% due 12/1/2022 (Water and Sewer System; Insured: BAM)	AA/A3	6,460,000	7,461,881

City of Shreveport, 5.00% due 12/1/2023 (Water and Sewer System; Insured: BAM)	AA/A3	4,245,000	4,985,710

City of Shreveport, 5.00% due 12/1/2024 (Water and Sewer System; Insured: BAM)	AA/A3	4,490,000	5,342,786

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2021 (Roads, Bridges & Drainage Works)	A/NR	1,990,000	2,154,115

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2022 (Roads, Bridges & Drainage Works)	A/NR	1,545,000	1,693,675

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2023 (Wastewater System Improvements)	AA-/Aa3	450,000	526,257

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2024 (Wastewater System Improvements)	AA-/Aa3	1,000,000	1,188,310

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2025 (Wastewater System Improvements)	AA-/Aa3	700,000	842,100

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2020 (Convention Center)	NR/A1	1,000,000	1,106,420

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2021 (Convention Center)	NR/A1	780,000	884,871

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2022 (Convention Center)	NR/A1	1,000,000	1,155,950

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2023 (Convention Center)	NR/A1	1,000,000	1,148,170

Jefferson Sales Tax District Parish of Jefferson, 5.00% due 12/1/2018 (Sewerage Capital Project; Insured: AGM)	AA/A2	2,000,000	2,109,240

Louisiana Energy & Power Authority, 5.00% due 1/1/2020 (Rodemacher Unit No. 2 Power)	A-/Baa1	1,000,000	1,085,140

Louisiana Energy & Power Authority, 5.00% due 1/1/2021 (Rodemacher Unit No. 2 Power)	A-/Baa1	1,000,000	1,115,370

Louisiana Energy & Power Authority, 5.00% due 6/1/2022 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	1,000,000	1,162,070

Louisiana Energy & Power Authority, 5.00% due 1/1/2023 (Rodemacher Unit No. 2 Power)	A-/Baa1	1,740,000	2,008,760

Louisiana Energy & Power Authority, 5.00% due 6/1/2023 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	750,000	887,805

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2017 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,006,610

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2018 (Independence Stadium) (ETM)	A/NR	1,000,000	1,027,090

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2018 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,034,850

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2018 (Bossier Parish Community College - Campus Facilities Project, Inc.)	A+/NR	2,655,000	2,762,342

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2019 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,057,270

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2019 (Bossier Parish Community College - Campus Facilities, Inc. Project)	A+/NR	1,310,000	1,389,124

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 12/1/2020 (Bossier Parish Community College - Campus Facilities, Inc. Project)	A+/NR	1,200,000	1,335,072

Louisiana Offshore Terminal Authority, 5.00% due 10/1/2018 (Deepwater Oil Port-Loop LLC)	BBB/NR	22,140,000	23,027,150

Louisiana Offshore Terminal Authority, 2.20% due 10/1/2040 put 10/1/2017 (Deepwater Oil Port-Loop LLC)	BBB/NR	6,000,000	6,011,880

Louisiana Public Facilities Authority, 5.00% due 6/1/2022 (Hurricane Recovery Program)	NR/A1	2,945,000	3,370,582

Louisiana Public Facilities Authority, 5.00% due 6/1/2023 (Hurricane Recovery Program)	NR/A1	5,000,000	5,823,800

Louisiana State Office Facilities Corp., 5.00% due 5/1/2018 (State Capitol)	NR/A1	2,500,000	2,582,025

Louisiana State Office Facilities Corp., 5.00% due 5/1/2021 (State Capitol)	NR/A1	4,595,000	5,036,717

New Orleans Regional Transit Authority, 5.00% due 12/1/2017 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	755,000	767,835

New Orleans Regional Transit Authority, 5.00% due 12/1/2019 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,086,290

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	New Orleans Regional Transit Authority, 5.00% due 12/1/2021 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,106,690

	New Orleans Regional Transit Authority, 5.00% due 12/1/2022 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,110,000	1,234,165

	Parish of LaFourche, 5.00% due 1/1/2019 (Roads, Highways & Bridges)	AA-/NR	595,000	627,749

	Parish of LaFourche, 5.00% due 1/1/2022 (Roads, Highways & Bridges)	AA-/NR	415,000	472,768

	Parish of LaFourche, 5.00% due 1/1/2023 (Roads, Highways & Bridges)	AA-/NR	515,000	596,581

	Parish of Orleans School District GO, 5.00% due 9/1/2018 (Insured: AGM)	AA/Aa3	4,800,000	4,998,288

	Parish of Orleans School District GO, 5.00% due 9/1/2020 (Insured: AGM)	AA/Aa3	3,840,000	4,220,544

	Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2019	A+/NR	1,005,000	1,063,702

	Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2021 pre-refunded 9/1/2019	A+/NR	1,115,000	1,208,526

[a]	Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	14,195,000	14,992,759

	Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2018 (Terrebonne General Medical Center)	A/A3	1,000,000	1,028,530

	Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2019 (Terrebonne General Medical Center)	A/A3	1,810,000	1,922,564

	Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2021 (Terrebonne General Medical Center)	A/A3	2,320,000	2,533,185

	Maine — 0.08%

	Maine Governmental Facilities Authority, 5.00% due 10/1/2020 (Augusta & Machias Courthouses)	AA-/Aa3	1,245,000	1,381,128

	Maine Governmental Facilities Authority, 5.00% due 10/1/2021 (Augusta & Machias Courthouses)	AA-/Aa3	1,315,000	1,496,036

	Maine Governmental Facilities Authority, 5.00% due 10/1/2022 (Augusta & Machias Courthouses)	AA-/Aa3	1,175,000	1,362,777

	Maine Governmental Facilities Authority, 5.00% due 10/1/2023 (Augusta & Machias Courthouses)	AA-/Aa3	1,445,000	1,705,548

	Maryland — 0.46%

	County of Montgomery GO, 0.90% due 6/1/2026 put 7/3/2017 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	1,200,000	1,200,000

	Maryland Economic Development Corp., 5.00% due 6/1/2021 (Public Health Laboratory)	AA+/Aa1	8,725,000	9,935,507

	Maryland Economic Development Corp., 4.00% due 6/1/2022 (Public Health Laboratory)	AA+/Aa1	8,245,000	8,982,680

	Prince George’s County GO, 5.00% due 9/15/2017 (Consolidated Public Improvements)	AAA/Aaa	12,340,000	12,448,345

	Massachusetts — 1.24%

	Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2017	A/NR	2,540,000	2,540,279

	Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2018	A/NR	2,825,000	2,929,101

	Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2019	A/NR	2,765,000	2,956,366

	Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2020	A/NR	2,965,000	3,241,219

	Commonwealth of Massachusetts GO, 0.83% due 3/1/2026 put 7/3/2017 (SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa1	1,200,000	1,200,000

	Massachusetts Development Finance Agency, 3.00% due 7/1/2018 (Mount Auburn Hospital Health Records System)	A-/A3	1,000,000	1,018,800

	Massachusetts Development Finance Agency, 5.00% due 7/1/2022 (Mount Auburn Hospital Health Records System)	A-/A3	2,750,000	3,187,800

	Massachusetts Development Finance Agency, 5.00% due 7/1/2023 (Mount Auburn Hospital Health Records System)	A-/A3	4,000,000	4,712,800

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Massachusetts Development Finance Agency, 5.00% due 7/1/2023 (CareGroup Healthcare)	A-/A3	2,500,000	2,945,500

Massachusetts Development Finance Agency, 5.25% due 10/1/2023 (Simmons College)	BBB+/Baa1	595,000	692,235

Massachusetts Development Finance Agency, 5.00% due 7/1/2024 (Mount Auburn Hospital Health Records System)	A-/A3	6,050,000	7,226,241

Massachusetts Development Finance Agency, 5.00% due 7/1/2024 (CareGroup Healthcare)	A-/A3	3,020,000	3,607,149

Massachusetts Development Finance Agency, 5.00% due 7/1/2025 (Mount Auburn Hospital Health Records System)	A-/A3	2,465,000	2,981,072

Massachusetts Development Finance Agency, 5.00% due 7/1/2025 (CareGroup Healthcare)	A-/A3	2,500,000	3,015,225

Massachusetts Development Finance Agency, 5.00% due 7/1/2026 (CareGroup Healthcare)	A-/A3	3,000,000	3,648,570

Massachusetts Development Finance Agency, 0.89% due 9/1/2037 put 7/3/2017 (College of the Holy Cross; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,015,000	1,015,000

Massachusetts Development Finance Agency, 0.89% due 10/1/2042 put 7/3/2017 (Boston University; LOC: TD Bank, N.A.) (daily demand notes)	AA+/Aa1	730,000	730,000

Massachusetts Development Finance Agency, 5.75% due 12/1/2042 pre-refunded 5/1/2019 (Dominion Energy Brayton Point Station Units 1 and 2)	BBB/Baa2	2,000,000	2,169,060

Massachusetts Educational Financing Authority, 5.50% due 1/1/2018	AA/NR	11,170,000	11,397,533

Massachusetts Educational Financing Authority, 5.75% due 1/1/2020	AA/NR	7,500,000	8,219,850

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2018 (UMass Memorial Health Care)	BBB+/Baa3	4,290,000	4,441,051

Massachusetts Housing Finance Agency, 2.00% due 6/1/2019 (Low and Moderate Income Housing)	AA-/Aa3	11,915,000	11,976,601

Massachusetts Water Resources Authority Massachusetts Water Resources Authority Massachusetts Water Resources Authority, 0.91% due 8/1/2037 put 7/10/2017 (Water and Wastewater System Improvements; SPA: TD Bank, N.A.) (weekly demand notes)	AA/Aa2	2,150,000	2,150,000

Michigan — 3.21%

Board of Governors of Wayne State University, 5.00% due 11/15/2022 (Educational Facilities and Equipment)	A+/Aa3	425,000	491,925

Board of Governors of Wayne State University, 5.00% due 11/15/2023 (Educational Facilities and Equipment)	A+/Aa3	305,000	360,156

Board of Governors of Wayne State University, 5.00% due 11/15/2024 (Educational Facilities and Equipment)	A+/Aa3	515,000	612,860

Board of Governors of Wayne State University, 5.00% due 11/15/2025 (Educational Facilities and Equipment)	A+/Aa3	625,000	742,006

Byron Center Michigan Public Schools, 4.00% due 5/1/2018 (Insured: AGM/Q-SBLF)	AA/NR	1,935,000	1,983,259

Byron Center Michigan Public Schools, 4.00% due 5/1/2020 (Insured: AGM/Q-SBLF)	AA/NR	1,000,000	1,077,160

City of Battle Creek GO, 5.00% due 5/1/2020 pre-refunded 5/1/2018 (Downtown Development; Insured: AMBAC)	NR/NR	2,240,000	2,315,914

City of Battle Creek GO, 5.00% due 5/1/2020 (Downtown Development; Insured: AMBAC)	AA/NR	960,000	990,845

County of Genesee GO, 5.00% due 11/1/2022 (Water Supply System; Insured: BAM)	AA/A2	600,000	693,504

County of Livingston GO, 4.00% due 5/1/2018 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,024,600

County of Livingston GO, 4.00% due 5/1/2020 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,075,120

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Livingston GO, 4.00% due 5/1/2021 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,093,500

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	2,500,000	2,580,850

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	1,520,000	1,569,157

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2020 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,735,000	1,906,262

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2021 pre-refunded 5/15/2020 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,300,000	1,437,046

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2021 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,050,000	1,152,480

Livonia Public Schools School District GO, 4.00% due 5/1/2020 (School Building & Site)	A/A3	800,000	845,096

Livonia Public Schools School District GO, 5.00% due 5/1/2021 (School Building & Site)	A/A3	900,000	1,002,735

Michigan Finance Authority, 4.00% due 8/1/2018 (Beaumont Health Credit Group)	A/A1	500,000	515,240

Michigan Finance Authority, 5.00% due 8/1/2019 (Ypsilanti Community Schools)	A+/NR	1,150,000	1,228,004

Michigan Finance Authority, 5.00% due 8/1/2020 (Ypsilanti Community Schools)	A+/NR	1,220,000	1,334,412

Michigan Finance Authority, 5.00% due 8/1/2021 (Ypsilanti Community Schools)	A+/NR	1,295,000	1,448,380

Michigan Finance Authority, 5.00% due 8/1/2022 (Ypsilanti Community Schools)	A+/NR	1,375,000	1,566,496

Michigan Finance Authority, 5.00% due 12/1/2022 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,171,840

Michigan Finance Authority, 5.00% due 8/1/2023 (Beaumont Health Credit Group)	A/A1	3,800,000	4,486,356

Michigan Finance Authority, 5.00% due 12/1/2023 (Trinity Health Credit Group)	AA-/Aa3	2,500,000	2,985,675

Michigan Finance Authority, 5.00% due 8/1/2024 (Beaumont Health Credit Group)	A/A1	7,000,000	8,375,780

Michigan Finance Authority, 5.00% due 12/1/2024 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,209,770

Michigan Finance Authority, 5.00% due 8/1/2025 (Beaumont Health Credit Group)	A/A1	8,000,000	9,495,920

Michigan Finance Authority, 5.00% due 11/15/2027 (Henry Ford Health System)	A/A3	1,000,000	1,195,760

Michigan Municipal Bond Authority, 5.00% due 10/1/2020 (Clean Water Fund)	AAA/Aaa	35,000	36,297

Michigan State Building Authority, 5.50% due 10/15/2017 (ETM)	NR/NR	525,000	532,150

Michigan State Building Authority, 5.50% due 10/15/2017 (Facilities Program) (ETM)	NR/NR	165,000	167,252

Michigan State Building Authority, 5.50% due 10/15/2017 (Facilities Program)	A+/Aa2	3,460,000	3,506,745

Michigan State Building Authority, 5.00% due 4/15/2023 (Facilities Program)	A+/Aa2	1,000,000	1,177,720

Michigan State Building Authority, 5.00% due 4/15/2024 (Facilities Program)	A+/Aa2	1,000,000	1,195,600

Michigan State Building Authority, 5.00% due 4/15/2025 (Facilities Program)	A+/Aa2	1,555,000	1,880,011

Michigan State Building Authority, 5.00% due 4/15/2026 (Facilities Program)	A+/Aa2	750,000	910,042

Michigan State Hospital Finance Authority, 5.00% due 11/15/2017 (Sparrow Memorial Hospital)	A+/A1	1,500,000	1,522,635

Michigan State Hospital Finance Authority, 5.50% due 11/15/2017 (Henry Ford Health System) (ETM)	A/A3	1,530,000	1,556,622

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan State Hospital Finance Authority, 5.50% due 11/15/2018 (Henry Ford Health System) (ETM)	A/A3	3,500,000	3,714,270

Michigan State Hospital Finance Authority, 6.00% due 12/1/2018 (Trinity Health)	AA-/Aa3	2,000,000	2,135,900

Michigan State Hospital Finance Authority, 1.90% due 11/15/2047 (Ascension Health)	AA+/Aa2	2,900,000	2,915,921

Michigan Strategic Fund, 5.00% due 10/15/2017 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa2	2,000,000	2,023,540

Michigan Strategic Fund, 5.25% due 10/15/2019 pre-refunded 10/15/2018 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa2	2,550,000	2,689,408

Michigan Strategic Fund, 5.25% due 10/15/2020 pre-refunded 10/15/2018 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa2	4,025,000	4,245,047

Novi Community School District GO, 5.00% due 5/1/2018 (Michigan School Bond Qualification and Loan Program; Insured: Q-SBLF)	NR/Aa1	1,000,000	1,032,900

Novi Community School District GO, 5.00% due 5/1/2019 (Michigan School Bond Qualification and Loan Program; Insured: Q-SBLF)	NR/Aa1	800,000	855,440

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2018 (Insured: Q-SBLF)	NR/Aa1	1,500,000	1,536,900

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2019 (Insured: Q-SBLF)	NR/Aa1	1,000,000	1,051,190

Plymouth-Canton Community Schools GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	NR/Aa1	1,000,000	1,102,880

Royal Oak Hospital Finance Authority, 5.25% due 8/1/2017 (William Beaumont Hospital) (ETM)	NR/A1	5,855,000	5,877,659

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2020 (William Beaumont Hospital)	A/A1	1,200,000	1,331,724

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2021 (William Beaumont Hospital)	A/A1	2,500,000	2,840,725

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2023 (William Beaumont Hospital)	A/A1	1,240,000	1,462,220

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2024 (William Beaumont Hospital)	A/A1	2,000,000	2,363,220

School District of the City of Dearborn GO, 3.00% due 5/1/2019 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	445,000	459,721

School District of the City of Dearborn GO, 4.00% due 5/1/2020 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	350,000	376,292

School District of the City of Dearborn GO, 4.00% due 5/1/2021 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	570,000	623,295

School District of the City of Dearborn GO, 4.00% due 5/1/2022 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	535,000	594,438

School District of the City of Dearborn GO, 4.00% due 5/1/2023 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	625,000	702,206

School District of the City of Detroit GO, 5.00% due 5/1/2020 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa1	2,200,000	2,397,164

School District of the City of Detroit GO, 5.00% due 5/1/2021 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa1	4,000,000	4,462,880

School District of the City of Detroit GO, 5.00% due 5/1/2022 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa1	3,000,000	3,415,350

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2018 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,285,000	1,325,555

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2020 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,335,000	1,468,674

St. Johns Public Schools GO, 5.00% due 5/1/2021 (Insured: Natl-Re/FGIC/Q-SBLF)	AA-/Aa2	1,000,000	1,130,650

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State Building Authority of the State of Michigan, 5.00% due 10/15/2020 (Higher Education Facilities Program)	A+/Aa2	1,000,000	1,119,060

State Building Authority of the State of Michigan, 5.00% due 10/15/2021 (Higher Education Facilities Program)	A+/Aa2	1,000,000	1,147,600

State Building Authority of the State of Michigan, 5.00% due 10/15/2022 (Higher Education Facilities Program)	A+/Aa2	3,000,000	3,508,440

State Building Authority of the State of Michigan, 5.00% due 10/15/2023 (Higher Education Facilities Program)	A+/Aa2	7,715,000	9,172,672

State of Michigan, 5.00% due 3/15/2025 (Jobs Today Highway Program & Governor’s Economic Stimulus Program)	AA/A2	19,000,000	23,091,840

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2018 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA-/NR	1,725,000	1,767,228

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2019 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA-/NR	9,925,000	10,421,945

Warren Consolidated School District GO, 5.00% due 5/1/2018 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,032,780

Warren Consolidated School District GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,101,310

Warren Consolidated School District GO, 5.00% due 5/1/2021 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,129,060

Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport; Insured: Natl-Re)	A/A2	1,000,000	1,016,480

Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport)	A/A2	2,420,000	2,459,277

Wayne County Airport Authority, 5.00% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	12,645,000	13,669,498

Wayne County Airport Authority, 5.50% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	2,600,000	2,841,384

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	4,395,000	4,923,806

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	3,115,000	3,489,797

Wayne State University, 5.00% due 11/15/2023	A+/Aa3	3,865,000	4,543,694

Wayne State University, 5.00% due 11/15/2024	A+/Aa3	4,840,000	5,759,697

Wayne State University, 5.00% due 11/15/2025	A+/Aa3	5,775,000	6,920,702

Wayne State University, 5.00% due 11/15/2026	A+/Aa3	3,000,000	3,589,650

Western Townships Utilities Authority GO, 5.00% due 1/1/2018 (Sewage Disposal System)	AA/NR	1,500,000	1,529,025

Minnesota — 0.66%

City of Rochester, 4.00% due 11/15/2030 (Mayo Clinic)	AA/Aa2	1,450,000	1,506,347

City of St. Cloud, 5.00% due 5/1/2018 (CentraCare Health System)	NR/A1	3,105,000	3,206,627

City of St. Cloud, 5.00% due 5/1/2019 (CentraCare Health System)	NR/A1	3,495,000	3,732,555

City of St. Cloud, 5.00% due 5/1/2020 (CentraCare Health System)	NR/A1	3,310,000	3,642,423

City of St. Paul Housing & Redevelopment Authority, 5.00% due 2/1/2018 (Gillette Children’s Specialty Healthcare Project)	A/NR	1,255,000	1,279,196

City of St. Paul Housing & Redevelopment Authority, 5.25% due 2/1/2020 (Gillette Children’s Specialty Healthcare Project)	A/NR	2,010,000	2,119,002

City of St. Paul Housing & Redevelopment Authority, 0.95% due 11/15/2035 put 7/3/2017 (Allina Health System; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/Aa2	1,100,000	1,100,000

County of Clay GO, 3.00% due 4/1/2018 (State-Aid Road Improvements)	AA/NR	1,225,000	1,244,159

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Le Sueur-Henderson ISD No. 2397 GO, 3.00% due 4/1/2021 (Minnesota School District Credit Enhancement Program)	AA+/NR	1,125,000	1,187,606

	Northern Municipal Power Agency, 5.00% due 1/1/2019 (Electric System)	A-/A3	5,000,000	5,287,550

	Northern Municipal Power Agency, 5.00% due 1/1/2020 (Electric System)	A-/A3	3,500,000	3,821,510

	Port Authority of the City of St. Paul, 5.00% due 12/1/2017 (Minnesota Andersen Office Building)	AA/Aa2	4,945,000	5,028,027

	Port Authority of the City of St. Paul, 4.00% due 12/1/2018 (Minnesota Freeman Office Building)	AA/Aa2	3,925,000	4,080,391

	Port Authority of the City of St. Paul, 5.00% due 12/1/2019 (Minnesota Freeman Office Building)	AA/Aa2	2,000,000	2,175,080

	Port Authority of the City of St. Paul, 5.00% due 12/1/2020 (Minnesota Freeman Office Building)	AA/Aa2	2,675,000	2,991,586

	Port Authority of the City of St. Paul, 5.00% due 12/1/2021 (Minnesota Andersen Office Building)	AA/Aa2	965,000	1,106,662

	Port Authority of the City of St. Paul, 5.00% due 12/1/2022 (Minnesota Andersen Office Building)	AA/Aa2	1,250,000	1,462,738

	St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2023 (HealthPartners)	A/A2	1,000,000	1,175,100

	St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2024 (HealthPartners)	A/A2	600,000	716,652

	St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2025 (HealthPartners)	A/A2	250,000	301,320

	Mississippi — 0.26%

	Mississippi Development Bank, 4.75% due 7/1/2017 (Canton GO Public Improvement Project) (ETM)	NR/NR	335,000	335,034

	Mississippi Development Bank, 5.00% due 8/1/2018 (Department of Corrections)	AA-/NR	4,910,000	5,117,202

	Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,087,720

	Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,631,580

	Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Harrison County Highway)	AA-/Aa3	2,500,000	2,798,400

	Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Madison County Highway)	AA-/Aa3	2,000,000	2,238,720

	Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Harrison County Highway)	AA-/Aa3	1,000,000	1,145,270

	Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,145,270

	Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,752,975

	Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Madison County Highway)	AA-/Aa3	1,250,000	1,460,812

	Missouri — 1.22%

	Cass County COP, 4.00% due 5/1/2018	A/NR	2,255,000	2,298,544

	Cass County COP, 4.50% due 5/1/2019	A/NR	1,270,000	1,329,753

	Cass County COP, 5.00% due 5/1/2020	A/NR	2,255,000	2,441,218

	Cass County COP, 5.00% due 5/1/2021	A/NR	1,750,000	1,889,825

[b]	City of St. Louis GO, 3.00% due 6/1/2018 (Cash Flow Management)	SP-1+/NR	4,500,000	4,580,820

	Jackson County, 4.00% due 12/1/2017 (Parking Facility Projects)	NR/Aa3	500,000	506,520

	Jackson County, 4.00% due 12/1/2019 (Parking Facility Projects)	NR/Aa3	500,000	531,530

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Jackson County, 4.00% due 12/1/2021 (Parking Facility Projects)	NR/Aa3	1,000,000	1,104,620

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District) (ETM)	NR/NR	695,000	727,672

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District)	AA-/A1	1,305,000	1,364,103

Kansas City Municipal Assistance Corp., 5.00% due 4/15/2018 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: Natl-Re)	AA/A1	1,000,000	1,029,460

Kansas City Municipal Assistance Corp., 0% due 4/15/2021 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	10,055,000	9,247,986

Kansas City Municipal Assistance Corp., 0% due 4/15/2022 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	5,040,000	4,507,423

Missouri Development Finance Board, 5.00% due 6/1/2018 (City of Independence Electric System)	A/NR	1,705,000	1,758,452

Missouri Development Finance Board, 4.00% due 6/1/2019 (City of Independence Electric System)	A/NR	1,000,000	1,040,890

Missouri Development Finance Board, 5.00% due 6/1/2019 (City of Independence Electric System)	A/NR	1,790,000	1,896,809

Missouri Development Finance Board, 4.00% due 6/1/2020 (City of Independence Electric System)	A/NR	1,265,000	1,337,244

Missouri Development Finance Board, 5.00% due 6/1/2020 (City of Independence Electric System)	A/NR	1,000,000	1,085,340

Missouri Development Finance Board, 4.00% due 6/1/2021 (City of Independence Electric System)	A/NR	2,465,000	2,641,100

Missouri Development Finance Board, 4.00% due 6/1/2022 (City of Independence Electric System)	A/NR	3,155,000	3,416,360

Missouri Development Finance Board, 0.95% due 12/1/2033 put 7/3/2017 (The Nelson Gallery Foundation; SPA: Northern Trust Co.) (daily demand notes)	AAA/Aaa	15,670,000	15,670,000

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2019 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,068,360

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2020 pre-refunded 5/15/2019 (Children’s Mercy Hospital)	NR/NR	830,000	889,669

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2020 (Children’s Mercy Hospital)	A+/NR	170,000	182,665

Platte County, 4.00% due 4/1/2018 (Community & Resource Centers)	NR/A1	2,110,000	2,150,027

Platte County, 5.00% due 4/1/2019 (Community & Resource Centers)	NR/A1	2,000,000	2,116,480

Platte County, 5.00% due 4/1/2021 (Community & Resource Centers)	NR/A1	2,440,000	2,713,597

Southeast Missouri State University, 5.00% due 4/1/2018 (City of Cape Girardeau Campus System Facilities)	A/NR	1,165,000	1,198,867

Southeast Missouri State University, 5.00% due 4/1/2020 (City of Cape Girardeau Campus System Facilities)	A/NR	2,825,000	3,089,392

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2019 (State Aid Withholding)	AA+/NR	1,615,000	1,689,435

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2020 (State Aid Withholding)	AA+/NR	1,600,000	1,707,888

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2021 (State Aid Withholding)	AA+/NR	2,055,000	2,231,566

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2022 (State Aid Withholding)	AA+/NR	3,300,000	3,635,214

St. Louis Municipal Finance Corp., 5.00% due 2/15/2018 (City Justice Center)	A/Baa1	3,865,000	3,953,547

Montana — 0.10%

City of Forsyth, 0.95% due 1/1/2018 put 7/3/2017 (PacifiCorp; LOC: Bank of Nova Scotia) (daily demand notes)	A+/Aa3	6,835,000	6,835,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Nebraska — 0.11%

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2022 (Nebraska Methodist Health System)	A-/NR	1,670,000	1,920,483

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2023 (Nebraska Methodist Health System)	A-/NR	1,905,000	2,224,507

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2024 (Nebraska Methodist Health System)	A-/NR	1,400,000	1,656,872

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2025 (Nebraska Methodist Health System)	A-/NR	2,005,000	2,395,514

Nevada — 3.43%

Carson City, 5.00% due 9/1/2019 (Carson Tahoe Regional Healthcare)	BBB+/NR	1,000,000	1,068,790

Carson City, 5.00% due 9/1/2020 (Carson Tahoe Regional Healthcare)	BBB+/NR	1,000,000	1,096,070

Carson City, 5.00% due 9/1/2022 (Carson Tahoe Regional Healthcare)	BBB+/NR	2,450,000	2,796,259

City of Las Vegas COP, 5.00% due 9/1/2017 (City Hall)	AA-/Aa3	2,690,000	2,708,803

City of Las Vegas COP, 5.00% due 9/1/2017 (City Hall)	NR/NR	1,610,000	1,621,463

City of Las Vegas COP, 5.00% due 9/1/2018 (City Hall)	AA-/Aa3	3,280,000	3,406,903

City of Las Vegas COP, 5.00% due 9/1/2018 (City Hall)	NR/NR	720,000	753,761

City of Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)	AA/Aa2	2,095,000	2,194,869

City of Reno, 5.25% due 6/1/2018 (Washoe Medical Center; Insured: AGM)	AA/A2	1,000,000	1,035,940

Clark County School District GO, 5.00% due 6/15/2021 (Acquisition of Transportation & Technology Equipment)	AA-/A1	20,000,000	22,733,400

Clark County School District GO, 5.00% due 6/15/2021 (Acquisition of Transportation & Technology Equipment)	AA-/A1	21,405,000	24,330,421

Clark County School District GO, 5.00% due 6/15/2022 (Acquisition of Transportation & Technology Equipment)	AA-/A1	2,560,000	2,974,771

Clark County School District GO, 5.00% due 6/15/2022 (Acquisition of Transportation & Technology Equipment)	AA-/A1	27,150,000	31,548,843

Clark County School District GO, 5.00% due 6/15/2026 (Acquisition of Transportation & Technology Equipment)	AA-/A1	12,180,000	14,894,922

Las Vegas Clark County Library District GO, 5.00% due 1/1/2018	AA/Aa2	6,535,000	6,665,765

Las Vegas Clark County Library District GO, 5.00% due 1/1/2019	AA/Aa2	3,000,000	3,170,190

Las Vegas Convention and Visitors Authority, 5.00% due 7/1/2023	A+/A1	800,000	939,584

Las Vegas Convention and Visitors Authority, 5.00% due 7/1/2024	A+/A1	3,155,000	3,760,444

Las Vegas Convention and Visitors Authority, 5.00% due 7/1/2025	A+/A1	1,250,000	1,504,563

Las Vegas Convention and Visitors Authority, 5.00% due 7/1/2026	A+/A1	1,000,000	1,211,660

Las Vegas Valley Water District GO, 5.00% due 6/1/2019	AA/Aa1	1,000,000	1,073,530

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA/Aa1	4,255,000	4,712,498

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA/Aa1	5,080,000	5,626,202

Las Vegas Valley Water District GO, 5.00% due 6/1/2021	AA/Aa1	5,000,000	5,695,400

Las Vegas Valley Water District GO, 5.00% due 6/1/2023	AA/Aa1	15,995,000	18,969,430

Las Vegas Valley Water District GO, 5.00% due 6/1/2024	AA/Aa1	13,825,000	16,648,480

Las Vegas Valley Water District GO, 5.00% due 6/1/2025	AA/Aa1	7,505,000	9,134,185

Las Vegas Valley Water District GO, 5.00% due 12/1/2025	AA/Aa1	20,000,000	24,357,400

Las Vegas Valley Water District GO, 5.00% due 6/1/2026	AA/Aa1	18,630,000	22,550,311

Washoe County GO, 5.00% due 7/1/2021 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	1,700,000	1,940,992

Washoe County GO, 5.00% due 7/1/2022 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	2,500,000	2,835,600

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Hampshire — 0.17%

New Hampshire Health and Education Facilities Authority, 5.00% due 10/1/2017 (Southern New Hampshire Medical Center)	A-/NR	1,000,000	1,009,550

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2017 (Insured: Natl-Re)	AA/Aa3	3,130,000	3,146,526

New Hampshire Municipal Bond Bank, 5.25% due 8/15/2020	AA+/Aa2	1,000,000	1,124,340

New Hampshire Municipal Bond Bank, 5.25% due 8/15/2022	AA+/Aa2	2,770,000	3,292,450

New Hampshire Turnpike System, 5.00% due 2/1/2018	A+/A1	1,295,000	1,325,096

New Hampshire Turnpike System, 5.00% due 2/1/2020	A+/A1	1,000,000	1,092,220

New Hampshire Turnpike System, 5.00% due 2/1/2021	A+/A1	1,260,000	1,414,400

New Jersey — 2.77%

Burlington County Bridge Commission, 5.00% due 12/1/2018 (County Governmental Loan Program)	AA/Aa2	1,000,000	1,055,670

City of Jersey City GO, 4.00% due 8/1/2020 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/Aa3	2,650,000	2,856,514

City of Jersey City GO, 4.00% due 8/1/2021 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/Aa3	2,805,000	3,085,388

City of Jersey City GO, 5.00% due 8/1/2022 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/Aa3	2,530,000	2,935,685

City of Jersey City GO, 5.00% due 8/1/2023 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/Aa3	2,455,000	2,903,725

Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re)	NR/Aa2	5,000,000	6,201,550

Gloucester County Improvement Authority, 2.125% due 12/1/2029 put 12/1/2017 (Waste Management)	A-/NR	2,000,000	2,006,920

Hudson County Improvement Authority, 4.75% due 10/1/2017 (Hudson County Lease; Insured: AGM)	AA/Aa3	4,065,000	4,102,804

Hudson County Improvement Authority, 4.75% due 10/1/2018 (Hudson County Lease; Insured: AGM)	AA/Aa3	2,000,000	2,084,520

Hudson County Improvement Authority, 4.75% due 10/1/2019 (Hudson County Lease; Insured: AGM)	AA/Aa3	4,390,000	4,701,734

Hudson County Improvement Authority, 5.375% due 10/1/2020 (Hudson County Lease; Insured: AGM)	AA/Aa3	2,020,000	2,255,936

New Jersey EDA, 5.50% due 12/15/2019 (School Facilities Construction; Insured: AMBAC)	BBB+/Baa1	5,525,000	5,918,325

New Jersey EDA, 5.00% due 9/1/2020 (School Facilities Construction) (ETM)	NR/NR	365,000	407,840

New Jersey EDA, 5.00% due 9/1/2020 (School Facilities Construction)	BBB+/Baa1	135,000	142,790

New Jersey EDA, 5.00% due 6/15/2023 (School Facilities Construction)	BBB+/Baa1	2,000,000	2,142,800

New Jersey EDA, 5.75% due 9/1/2023 pre-refunded 3/1/2021 (School Facilities Construction)	NR/Baa1	4,955,000	5,752,259

New Jersey EDA, 5.75% due 9/1/2023 (School Facilities Construction)	BBB+/Baa1	550,000	595,392

New Jersey EDA, 5.00% due 6/15/2024 (School Facilities Construction)	BBB+/Baa1	4,250,000	4,562,120

New Jersey EDA, 5.00% due 11/1/2024 (New Jersey Transit Corporation)	BBB+/Baa1	8,000,000	8,588,720

New Jersey EDA, 5.00% due 3/1/2025 (School Facilities Construction)	BBB+/Baa1	4,575,000	4,825,115

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	BBB+/Baa1	11,150,000	11,718,873

New Jersey EDA, 5.00% due 11/1/2026 (New Jersey Transit Corporation)	BBB+/Baa1	8,000,000	8,530,960

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2023 (Virtua Health Issue)	AA-/NR	535,000	632,675

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2024 (Virtua Health Issue)	AA-/NR	1,000,000	1,189,140

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2017 (Student Loans)	AA/Aaa	1,910,000	1,939,834

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2018	AA/Aaa	3,000,000	3,138,000

New Jersey Higher Educational Assistance Authority, 5.25% due 12/1/2019	AA/Aaa	5,650,000	6,097,028

New Jersey Transit Corp., 5.00% due 9/15/2021 (Urban Public Transportation Capital Improvement)	A/A3	3,395,000	3,673,899

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019 (State Transportation System Improvements)	BBB+/Baa1	1,000,000	1,049,130

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020 (State Transportation System Improvements)	A+/Baa1	2,500,000	2,671,150

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020 (State Transportation System Improvements)	BBB+/Baa1	1,000,000	1,057,030

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2021 (State Transportation System Improvements)	BBB+/Baa1	2,570,000	2,744,503

New Jersey Transportation Trust Fund Authority, 5.25% due 12/15/2022 (State Transportation System Improvements)	BBB+/Baa1	2,000,000	2,180,360

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2023 (State Transportation System Improvements)	A+/Baa1	4,500,000	4,642,695

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2023 (State Transportation System Improvements)	A+/Baa1	3,000,000	3,281,370

New Jersey Transportation Trust Fund Authority, 5.25% due 12/15/2023 (State Transportation System Improvements; Insured: AMBAC)	BBB+/Baa1	3,545,000	3,927,435

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System Improvements)	BBB+/Baa1	1,660,000	1,790,908

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System Improvements)	A+/Baa1	5,500,000	5,664,285

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System Improvements)	A+/Baa1	3,000,000	3,300,120

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2025 (State Transportation System Improvements)	A+/Baa1	500,000	551,205

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2027 (State Transportation System Improvements)	A+/Baa1	30,285,000	33,041,844

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2028 (Federal Highway)	A+/Baa1	7,330,000	7,490,454

New Jersey Transportation Trust Fund Authority, 2.11% due 6/15/2034 (State Transportation System Improvements)	BBB+/Baa1	4,000,000	3,888,080

Ocean Township Municipal Utility Authority, 6.00% due 8/1/2017 (Insured: Natl-Re)	A/A3	780,000	783,253

Passaic Valley Sewer Commissioners GO, 5.625% due 12/1/2018 (Sewer System)	NR/A3	1,210,000	1,283,023

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2019 (Sewer System)	NR/A3	2,000,000	2,200,020

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2020 (Sewer System)	NR/A3	4,250,000	4,817,587

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2021 (Sewer System)	NR/A3	4,500,000	5,228,550

Township of Wayne GO, 2.00% due 2/15/2018 (General Improvements and Water Utility System)	AA+/Aaa	1,295,000	1,304,143

New Mexico — 0.54%

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	2,300,000	2,483,563

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of Farmington, 1.875% due 6/1/2032 put 9/1/2017 (El Paso Electric Co.-Four Corners Project)	NR/Baa1	3,000,000	3,001,530

	City of Santa Fe, 4.50% due 5/15/2022 (El Castillo Retirement Residences)	BBB-/NR	2,585,000	2,694,294

	County of Los Alamos, 5.50% due 6/1/2018 (Public Facilities)	AA+/A1	1,205,000	1,253,826

	New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	6,000,000	6,031,980

	New Mexico Educational Assistance Foundation, 5.00% due 12/1/2018 (Student Loans)	AAA/Aaa	5,000,000	5,276,400

	New Mexico Educational Assistance Foundation, 5.00% due 12/1/2021 (Student Loans)	AAA/Aaa	3,000,000	3,352,740

	New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2024 (Presbyterian Healthcare Services)	AA/Aa3	1,030,000	1,238,781

	New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2025 (Presbyterian Healthcare Services)	AA/Aa3	750,000	910,140

	Regents of New Mexico State University, 5.00% due 4/1/2020 (Corbett Center Student Union & NMSU Golf Course)	AA-/A1	3,095,000	3,400,972

	Regents of New Mexico State University, 5.00% due 4/1/2021 (Corbett Center Student Union & NMSU Golf Course)	AA-/A1	1,845,000	2,081,197

	Regents of New Mexico State University, 5.00% due 4/1/2022 (Corbett Center Student Union & NMSU Golf Course)	AA-/A1	1,250,000	1,442,975

	Regents of the University of New Mexico, 0.90% due 6/1/2026 put 7/10/2017 (Campus Buildings Acquisition & Improvements; SPA: U.S. Bank, N.A.) (weekly demand notes)	AA/Aa2	1,400,000	1,400,000

	Rio Rancho Public School District No. 94 GO, 4.00% due 8/1/2018 (State Aid Withholding)	NR/Aa2	3,940,000	4,062,061

	New York — 12.40%

	City of Long Beach School District GO, 3.50% due 5/1/2022 (Insured: AGM) (State Aid Withholding)	AA/Aa2	1,600,000	1,689,440

	City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	3,000,000	3,434,040

	City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	9,000,000	10,302,120

	City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,350,000	8,413,398

	City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,775,000	8,899,887

	City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	3,000,000	3,515,520

	City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	6,625,000	7,763,440

	City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	20,000,000	23,436,800

	City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	13,075,000	15,321,808

	City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	9,520,000	11,372,592

	City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	12,985,000	15,511,881

[a]	City of New York GO, 5.00% due 8/1/2024 (City Budget Financial Management)	AA/Aa2	40,145,000	48,714,352

	City of New York GO, 0.95% due 8/1/2038 put 7/3/2017 (City Budget Financial Management; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	5,800,000	5,800,000

	City of New York GO, 0.95% due 3/1/2040 put 7/3/2017 (Capital Projects) (daily demand notes)	AA/Aa2	11,100,000	11,100,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Syracuse Industrial Development Agency, 0.91% due 12/1/2037 put 7/3/2017 (Syracuse University; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,305,000	1,305,000

Erie County Individual Development Agency, 5.00% due 5/1/2018 (Buffalo School District)	AA/Aa2	5,000,000	5,170,450

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA-/A1	12,955,000	14,569,193

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA/NR	2,000,000	2,255,580

Metropolitan Transportation Authority, 5.00% due 11/15/2021	AA-/A1	24,325,000	28,047,941

Metropolitan Transportation Authority, 5.00% due 11/15/2025	AA-/A1	10,480,000	12,818,612

Metropolitan Transportation Authority, 5.00% due 11/15/2026	AA-/A1	21,400,000	26,356,454

Metropolitan Transportation Authority, 5.00% due 11/15/2027	AA-/A1	12,640,000	15,537,341

Metropolitan Transportation Authority, 5.00% due 11/15/2034	AA-/A1	550,000	599,660

Monroe County Industrial Development Corp., 5.00% due 6/1/2018 (St. John Fisher College)	A-/NR	1,425,000	1,475,687

Monroe County Industrial Development Corp., 5.00% due 6/1/2019 (St. John Fisher College)	A-/NR	1,030,000	1,102,440

Monroe County Industrial Development Corp., 5.00% due 6/1/2022 (St. John Fisher College)	A-/NR	2,000,000	2,314,560

Nassau County IDA, 5.25% due 3/1/2018 (New York Institute of Technology) (ETM)	BBB+/Baa2	1,260,000	1,296,313

Nassau County IDA, 5.25% due 3/1/2020 (New York Institute of Technology) (ETM)	BBB+/Baa2	1,715,000	1,898,025

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2019 (Healthcare Facilities Improvements)	A+/Aa3	2,700,000	2,864,025

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	10,000,000	10,979,000

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2021 (Healthcare Facilities Improvements)	A+/Aa3	2,615,000	2,872,944

New York City Municipal Water Finance Authority, 0.94% due 6/15/2035 put 7/3/2017 (Water & Sewer System; LOC: Citibank, N.A.) (daily demand notes)	AAA/Aa1	12,575,000	12,575,000

New York City Municipal Water Finance Authority, 0.95% due 6/15/2043 put 7/3/2017 (Water and Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	24,500,000	24,500,000

New York City Municipal Water Finance Authority, 0.95% due 6/15/2044 put 7/3/2017 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AAA/Aa1	19,795,000	19,795,000

New York City Municipal Water Finance Authority, 0.96% due 6/15/2048 put 7/3/2017 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	12,975,000	12,975,000

New York City Municipal Water Finance Authority, 0.98% due 6/15/2048 put 7/3/2017 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	14,500,000	14,500,000

New York City Municipal Water Finance Authority, 0.95% due 6/15/2050 put 7/3/2017 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	12,900,000	12,900,000

New York City Municipal Water Finance Authority, 0.95% due 6/15/2050 put 7/3/2017 (Water and Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	76,550,000	76,550,000

New York City Transitional Finance Authority, 5.00% due 1/15/2018 (School Financing Act) (State Aid Withholding)	AA/Aa2	4,865,000	4,971,349

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,500,000	1,579,470

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	11,730,000	12,351,455

	New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	3,075,000	3,237,914

	New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,645,000	1,732,152

	New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	12,725,000	13,399,170

	New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	2,000,000	2,105,960

	New York City Transitional Finance Authority, 0.97% due 11/1/2022 put 7/3/2017 (World Trade Center Recovery; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aa1	14,495,000	14,495,000

	New York City Transitional Finance Authority, 0.97% due 8/1/2031 put 7/3/2017 (City Capital Projects; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aaa	3,700,000	3,700,000

	New York City Transitional Finance Authority, 0.95% due 11/1/2036 put 7/3/2017 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	24,450,000	24,450,000

	New York City Transitional Finance Authority, 0.94% due 8/1/2039 put 7/3/2017 (City Capital Projects; SPA: U.S. Bank, N.A.) (daily demand notes)	AAA/Aa1	2,500,000	2,500,000

	New York City Transitional Finance Authority, 0.95% due 2/1/2045 put 7/3/2017 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	46,110,000	46,110,000

	New York City Trust for Cultural Resources, 5.00% due 12/1/2026 (Lincoln Center for the Performing Arts, Inc.)	A+/A2	2,500,000	3,049,525

	New York Local Government Assistance Corp., 0.91% due 4/1/2024 put 7/10/2017 (Elementary, Secondary Education and Community College Tuition Assistance Programs; SPA: JPMorgan Chase Bank N.A.) (weekly demand notes)	AAA/Aa1	17,955,000	17,955,000

	New York State Dormitory Authority, 5.50% due 2/15/2018 (Mental Health Services Facilities)	AA/NR	5,280,000	5,430,902

	New York State Dormitory Authority, 2.25% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	4,800,000	4,845,408

	New York State Dormitory Authority, 5.00% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	325,000	334,857

	New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,395,000	1,464,094

	New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,520,000	2,645,622

	New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,500,000	2,624,625

	New York State Dormitory Authority, 5.00% due 4/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	610,000	651,010

	New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,585,000	1,719,915

	New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,645,000	2,870,142

	New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,278,752

[a]	New York State Dormitory Authority, 5.00% due 12/15/2019 (Metropolitan Transportation Authority Service Contract)	AAA/Aa1	60,000,000	65,726,400

	New York State Dormitory Authority, 5.00% due 4/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	1,000,000	1,101,720

	New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,000,000	1,106,120

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,000,000	1,118,800

	New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,775,000	3,102,811

	New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,349,480

	New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM)	AA/NR	1,250,000	1,398,500

	New York State Dormitory Authority, 5.00% due 4/1/2021 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	450,000	509,810

	New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	750,000	858,240

	New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	1,250,000	1,436,513

	New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM)	AA/NR	1,100,000	1,264,131

	New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	300,000	351,723

	New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program; Insured: AGM)	AA/NR	1,800,000	2,113,560

	New York State Dormitory Authority, 5.00% due 10/1/2023 (School Districts Financing Program; Insured: AGM)	AA/NR	2,500,000	2,991,450

	New York State Dormitory Authority, 5.25% due 10/1/2023 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A1	2,000,000	2,310,940

	New York State Dormitory Authority, 5.00% due 10/1/2024 (School Districts Financing Program; Insured: AGM)	AA/NR	2,000,000	2,431,740

	New York State Dormitory Authority, 0.95% due 7/1/2033 put 7/3/2017 (University of Rochester; LOC: HSBC Bank USA, N.A.) (daily demand notes)	AAA/Aa1	4,900,000	4,900,000

	New York State Housing Finance Agency, 0.95% due 11/1/2046 put 7/3/2017 (160 Madison Avenue Housing; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A1	15,350,000	15,350,000

	New York State Housing Finance Agency, 0.95% due 11/1/2046 put 7/3/2017 (160 Madison Avenue Housing Development; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A1	40,480,000	40,480,000

	New York State Thruway Authority, 5.00% due 5/1/2019 (New NY Bridge)	A-/A3	5,000,000	5,344,600

	New York State Thruway Authority, 5.00% due 1/1/2020 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,182,680

	New York State Thruway Authority, 5.00% due 1/1/2021 (Governor Thomas E. Dewey Thruway)	A/A2	2,500,000	2,810,250

	New York State Thruway Authority, 5.00% due 1/1/2022 (Governor Thomas E. Dewey Thruway)	A/A2	3,000,000	3,459,780

	New York State Thruway Authority, 5.00% due 1/1/2024 (Governor Thomas E. Dewey Thruway)	A/A2	1,000,000	1,197,580

	New York State Thruway Authority, 5.00% due 3/15/2024 (Highway, Bridge, Multi-Modal and MTA Projects)	AAA/Aa1	18,300,000	20,707,548

	New York State Thruway Authority, 5.00% due 1/1/2025 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,426,960

	Suffolk County Economic Development Corp., 5.00% due 7/1/2020 (Catholic Health Services)	A-/Baa1	5,000,000	5,507,300

[a]	Suffolk County Economic Development Corp., 5.00% due 7/1/2021 (Catholic Health Services)	A-/Baa1	5,000,000	5,648,300

	Suffolk County Economic Development Corp., 5.00% due 7/1/2022 (Catholic Health Services)	A-/Baa1	5,000,000	5,621,500

	The Port Authority of New York and New Jersey GO, 5.00% due 8/15/2017 (Insured: AGM)	AA/Aa3	4,725,000	4,749,853

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Triborough Bridge & Tunnel Authority, 4.00% due 11/15/2017 (MTA Bridges & Tunnels)	AA-/Aa3	750,000	759,023

Triborough Bridge & Tunnel Authority, 5.00% due 11/15/2021 (MTA Bridges & Tunnels)	AA-/Aa3	5,140,000	5,968,208

United Nations Development Corp., 5.00% due 7/1/2017 (One, Two and Three U.N. Plaza)	NR/A1	3,000,000	3,000,360

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza)	NR/A1	4,000,000	4,294,960

West Seneca Central School District GO, 5.00% due 11/15/2022 (Insured: BAM) (State Aid Withholding)	AA/A2	1,000,000	1,172,470

North Carolina — 2.11%

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2019 (Carolinas HealthCare System)	AA-/Aa3	600,000	625,830

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2021 (Carolinas HealthCare System)	AA-/Aa3	1,595,000	1,683,794

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2022 (Carolinas HealthCare System)	AA-/Aa3	845,000	937,223

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2023 (Carolinas HealthCare System)	AA-/Aa3	1,400,000	1,643,096

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2024 (Carolinas HealthCare System)	AA-/Aa3	2,855,000	3,358,793

Charlotte-Mecklenburg Hospital Authority, 0.93% due 1/15/2037 put 7/3/2017 (Carolinas HealthCare System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	28,235,000	28,235,000

Charlotte-Mecklenburg Hospital Authority, 0.93% due 1/15/2038 put 7/3/2017 (Carolinas HealthCare System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	4,700,000	4,700,000

City of Charlotte COP, 5.00% due 12/1/2020 (Equipment Acquisition & Public Facilities)	AA+/Aa1	1,000,000	1,122,630

City of Charlotte COP, 5.00% due 12/1/2021 (Equipment Acquisition & Public Facilities)	AA+/Aa1	1,100,000	1,267,585

City of Charlotte COP, 5.00% due 12/1/2022 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,405,000	2,830,661

City of Charlotte COP, 5.00% due 12/1/2023 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,145,000	2,567,822

City of Charlotte COP, 5.00% due 12/1/2025 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,290,000	2,815,853

County of Buncombe, 5.00% due 6/1/2022 (Primary, Middle School & Community College Facilities)	AA+/Aa1	1,000,000	1,164,650

County of Buncombe, 5.00% due 6/1/2023 (Primary, Middle School & Community College Facilities)	AA+/Aa1	750,000	889,470

County of Buncombe, 5.00% due 6/1/2024 (Primary, Middle School & Community College Facilities)	AA+/Aa1	600,000	723,840

County of Catawba, 4.00% due 10/1/2017	AA-/Aa2	1,000,000	1,007,870

County of Dare, 4.00% due 6/1/2018 (Educational Facility Capital Projects)	AA/Aa3	425,000	436,407

County of Dare, 4.00% due 6/1/2019 (Educational Facility Capital Projects)	AA/Aa3	500,000	526,140

County of Dare, 4.00% due 6/1/2020 (Educational Facility Capital Projects)	AA/Aa3	765,000	821,885

County of Dare, 5.00% due 6/1/2021 (Educational Facility Capital Projects)	AA/Aa3	1,225,000	1,388,011

County of Dare, 4.00% due 6/1/2022 (Educational Facility Capital Projects)	AA/Aa3	490,000	543,846

County of Dare, 5.00% due 6/1/2024 (Educational Facility Capital Projects)	AA/Aa3	700,000	819,658

County of Mecklenburg GO, 5.00% due 12/1/2018 (County Debt Restructuring)	AAA/Aaa	3,015,000	3,185,468

County of Randolph, 5.00% due 10/1/2020	A+/Aa3	500,000	554,670

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	1,065,000	1,211,150

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	500,000	568,615

County of Randolph, 5.00% due 10/1/2022	A+/Aa3	1,945,000	2,255,831

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	550,000	649,171

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	400,000	472,124

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: AMBAC) (ETM)	NR/NR	7,500,000	7,694,550

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: BHAC/AMBAC) (ETM)	AA+/Aa1	5,965,000	6,114,483

North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2019 pre-refunded 1/1/2018 (Insured: AGM)	AA/A3	3,105,000	3,173,558

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2021 (ETM)	NR/NR	5,000,000	5,649,850

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2022 (ETM)	NR/NR	4,715,000	5,466,618

North Carolina Municipal Power Agency, 4.00% due 1/1/2018 (Catawba Electric) (ETM)	NR/NR	3,250,000	3,301,578

North Carolina Municipal Power Agency, 4.00% due 1/1/2018 (Catawba Electric)	A/A2	11,750,000	11,924,605

North Carolina Municipal Power Agency, 5.00% due 1/1/2019 (Catawba Electric) (ETM)	NR/NR	1,220,000	1,292,419

North Carolina Municipal Power Agency, 5.00% due 1/1/2019 (Catawba Electric)	A/A2	3,280,000	3,465,090

North Carolina Municipal Power Agency, 4.00% due 1/1/2020 (Catawba Electric) (ETM)	NR/NR	945,000	1,010,044

North Carolina Municipal Power Agency, 4.00% due 1/1/2020 (Catawba Electric)	A/A2	605,000	644,325

North Carolina Municipal Power Agency, 5.00% due 1/1/2020 (Catawba Electric) (ETM)	NR/NR	280,000	306,594

North Carolina Municipal Power Agency, 5.00% due 1/1/2020 (Catawba Electric)	A/A2	720,000	784,462

North Carolina Municipal Power Agency, 4.00% due 1/1/2022 (Catawba Electric)	A/A2	1,000,000	1,103,410

State of North Carolina, 5.00% due 11/1/2019 (State Capital Projects and Correctional Facilities)	AA+/Aa1	23,635,000	25,747,024

University of North Carolina at Chapel Hill, 0.89% due 2/15/2031 put 7/3/2017 (University of North Carolina Hospitals; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA/Aa3	1,475,000	1,475,000

Winston-Salem State University, 5.00% due 4/1/2019 (Student Housing and Student Services Facilities)	A-/A3	815,000	862,034

Winston-Salem State University, 5.00% due 4/1/2022 (Student Housing and Student Services Facilities)	A-/A3	945,000	1,071,299

North Dakota — 0.04%

County of Ward, 4.00% due 4/1/2020 (Insured: AGM)	AA/A2	2,445,000	2,605,441

Ohio — 3.44%

Akron, Bath & Copley Joint Township Hospital District, 5.00% due 11/15/2021 (Children’s Hospital Medical Center)	NR/A1	1,000,000	1,141,390

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A2	5,500,000	5,643,550

American Municipal Power, Inc., 5.25% due 2/15/2019 (AMP Combined Hydroelectric Projects)	A/A2	5,595,000	5,956,381

American Municipal Power, Inc., 5.00% due 2/15/2020 (AMP Fremont Energy Center)	A/A1	1,865,000	2,039,322

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

American Municipal Power, Inc., 5.00% due 2/15/2021 (AMP Fremont Energy Center)	A/A1	1,300,000	1,461,772

American Municipal Power, Inc., 5.00% due 2/15/2022 (AMP Fremont Energy Center)	A/A1	2,750,000	3,164,370

Cincinnati City School District Board of Education GO, 5.25% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	2,690,000	3,251,699

City of Akron, 5.00% due 12/1/2021 (Community Learning Centers)	AA+/NR	4,120,000	4,726,711

City of Akron GO, 5.00% due 12/1/2019 (Various Municipal Capital Projects)	AA-/NR	1,685,000	1,836,229

City of Cleveland, 4.00% due 10/1/2018 (Parks & Recreation Facilities)	AA+/A1	500,000	518,145

City of Cleveland, 5.00% due 5/15/2019 (Police & Fire Pension Payment)	AA+/A1	1,750,000	1,872,850

City of Cleveland, 4.00% due 10/1/2019 (Parks & Recreation Facilities)	AA+/A1	520,000	551,777

City of Cleveland, 4.00% due 10/1/2019 (Public Facilities)	AA+/A1	600,000	636,666

City of Cleveland, 5.00% due 5/15/2020 (Police & Fire Pension Payment)	AA+/A1	1,605,000	1,770,604

City of Cleveland, 5.00% due 10/1/2020 (Parks & Recreation Facilities)	AA+/A1	545,000	607,898

City of Cleveland, 5.00% due 10/1/2020 (Public Facilities)	AA+/A1	510,000	568,859

City of Cleveland, 5.00% due 5/15/2021 (Police & Fire Pension Payment)	AA+/A1	750,000	850,050

City of Cleveland, 5.00% due 10/1/2021 (Parks & Recreation Facilities)	AA+/A1	570,000	652,262

City of Cleveland, 5.00% due 10/1/2022 (Parks & Recreation Facilities)	AA+/A1	600,000	700,476

City of Cleveland, 5.00% due 10/1/2022 (Public Facilities)	AA+/A1	905,000	1,056,551

City of Cleveland, 5.00% due 11/15/2022 (Parks & Recreation Facilities)	AA+/A1	1,030,000	1,205,399

City of Cleveland, 5.00% due 10/1/2023 (Public Facilities)	AA+/A1	1,155,000	1,369,992

City of Cleveland, 5.00% due 10/1/2023 (Parks & Recreation Facilities)	AA+/A1	630,000	747,268

City of Cleveland COP, 4.75% due 11/15/2020 (Cleveland Stadium)	A/A3	2,000,000	2,176,720

City of Cleveland GO, 2.00% due 12/1/2018 (City Capital Projects)	AA+/A1	700,000	709,359

City of Cleveland GO, 5.50% due 10/1/2019 (City Capital Projects; Insured: AMBAC)	AA+/A1	1,260,000	1,379,889

City of Cleveland GO, 3.00% due 12/1/2020 (Municipal Street System Improvements)	AA+/A1	675,000	711,855

City of Cleveland GO, 3.00% due 12/1/2021 (Municipal Street System Improvements)	AA+/A1	2,305,000	2,445,167

City of Cleveland GO, 4.00% due 12/1/2022 (Municipal Street System Improvements)	AA+/A1	3,330,000	3,734,195

City of Cleveland GO, 4.00% due 12/1/2023 (Municipal Street System Improvements)	AA+/A1	3,395,000	3,847,859

City of Cleveland GO, 5.00% due 12/1/2024 (Municipal Street System Improvements)	AA+/A1	3,730,000	4,510,055

City of Cleveland GO, 5.00% due 12/1/2025 (Municipal Street System Improvements)	AA+/A1	3,555,000	4,319,183

City of Cleveland GO, 5.00% due 12/1/2026 (Municipal Street System Improvements)	AA+/A1	3,610,000	4,342,433

City of Toledo, 5.00% due 11/15/2018 (Water System Improvements)	AA-/Aa3	1,175,000	1,238,967

City of Toledo, 5.00% due 11/15/2019 (Water System Improvements)	AA-/Aa3	2,260,000	2,464,507

City of Toledo, 5.00% due 11/15/2020 (Water System Improvements)	AA-/Aa3	2,000,000	2,246,720

City of Toledo, 5.00% due 11/15/2021 (Water System Improvements)	AA-/Aa3	2,000,000	2,307,700

City of Toledo, 5.00% due 11/15/2022 (Water System Improvements)	AA-/Aa3	3,255,000	3,838,654

City of Toledo, 5.00% due 11/15/2023 (Water System Improvements)	AA-/Aa3	1,750,000	2,071,983

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM) (ETM)	AA/A2	965,000	1,122,536

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM)	AA/A2	2,035,000	2,296,152

Cleveland State University, 5.00% due 6/1/2019 (Campus Capital Projects)	A+/A1	1,000,000	1,070,400

Cleveland State University, 5.00% due 6/1/2020 (Campus Capital Projects)	A+/A1	700,000	772,009

Cleveland State University, 5.00% due 6/1/2021 (Campus Capital Projects)	A+/A1	1,000,000	1,132,250

Cleveland State University, 5.00% due 6/1/2022 (Campus Capital Projects)	A+/A1	2,000,000	2,301,020

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2019 (Cleveland Museum of Art)	AA+/NR	2,000,000	2,161,160

County of Clermont, 4.00% due 8/1/2019 (Sanitary Sewer System)	NR/Aa3	1,420,000	1,462,501

County of Cuyahoga COP, 5.00% due 12/1/2019 (Convention Hotel Project)	AA-/A1	2,585,000	2,806,974

County of Cuyahoga COP, 5.00% due 12/1/2022 (Convention Hotel Project)	AA-/A1	9,725,000	11,350,825

County of Cuyahoga COP, 5.00% due 12/1/2023 (Convention Hotel Project)	AA-/A1	5,645,000	6,689,607

County of Cuyahoga COP, 5.00% due 12/1/2024 (Convention Hotel Project)	AA-/A1	11,515,000	13,655,523

County of Hamilton, 5.00% due 12/1/2018	AA-/A1	1,900,000	2,005,849

County of Hamilton, 5.00% due 12/1/2019	AA-/A1	3,000,000	3,271,020

County of Hamilton, 5.00% due 12/1/2020	AA-/A1	1,200,000	1,347,012

County of Hamilton, 5.00% due 12/1/2022	AA-/A1	2,250,000	2,643,120

County of Hamilton, 5.00% due 12/1/2023	AA-/A1	2,200,000	2,632,080

County of Hamilton, 5.00% due 12/1/2024	AA-/A1	3,200,000	3,883,584

County of Hamilton, 5.00% due 12/1/2025	AA-/A1	3,400,000	4,160,614

County of Hamilton, 5.00% due 12/1/2026	AA-/A1	3,000,000	3,690,960

County of Montgomery, 0.92% due 11/15/2045 put 7/3/2017 (Premier Health Partners; LOC: Barclays Bank plc) (daily demand notes)	NR/Aa2	24,925,000	24,925,000

County of Montgomery, 0.92% due 11/15/2045 put 7/3/2017 (Premier Health Partners; LOC: Barclays Bank plc) (daily demand notes)	NR/Aa2	7,025,000	7,025,000

County of Scioto, 5.00% due 2/15/2022	NR/A2	1,110,000	1,270,917

County of Scioto, 5.00% due 2/15/2023	NR/A2	2,020,000	2,351,078

County of Scioto, 5.00% due 2/15/2024	NR/A2	1,640,000	1,942,170

County of Scioto, 5.00% due 2/15/2025	NR/A2	1,695,000	2,029,424

Deerfield Township, 5.00% due 12/1/2017	NR/A1	1,000,000	1,014,090

Franklin County Convention Facilities Authority, 5.00% due 12/1/2021 (Greater Columbus Convention Center)	AA/Aa1	1,000,000	1,146,800

Franklin County Convention Facilities Authority, 5.00% due 12/1/2022 (Greater Columbus Convention Center)	AA/Aa1	500,000	584,530

Franklin County Convention Facilities Authority, 5.00% due 12/1/2024 (Greater Columbus Convention Center)	AA/Aa1	1,000,000	1,199,200

Kent State University, 5.00% due 5/1/2020 pre-refunded 5/1/2019 (Insured: AGC)	AA/Aa3	915,000	981,704

Kent State University, 5.00% due 5/1/2020 (Insured: AGC)	AA/Aa3	85,000	90,949

Ohio Higher Educational Facility Commission, 0.92% due 1/1/2043 put 7/3/2017 (Cleveland Clinic Health System; SPA: Barclays Bank plc) (daily demand notes)	AA-/Aa2	1,965,000	1,965,000

Ohio State Building Authority, 5.00% due 10/1/2020	AA/Aa2	1,700,000	1,849,872

RiverSouth Authority, 5.00% due 12/1/2019 (RiverSouth Area Redevelopment)	AA+/Aa2	2,500,000	2,711,450

State of Ohio, 4.00% due 12/15/2018 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,043,110

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Ohio, 4.00% due 12/15/2019 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,069,240

State of Ohio, 5.00% due 10/1/2020 (Cultural and Sports Capital Facilities)	AA/Aa2	3,845,000	4,267,335

State of Ohio, 5.00% due 12/15/2020 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,123,830

State of Ohio, 5.00% due 12/15/2020 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,123,830

State of Ohio, 5.00% due 12/15/2021 (Major New Street Infrastructure Project)	AA/Aa2	2,500,000	2,883,575

State of Ohio, 5.00% due 12/15/2024 (Major New Street Infrastructure Project)	AA/Aa2	2,000,000	2,425,600

State of Ohio, 5.00% due 12/15/2025 (Major New Street Infrastructure Project)	AA/Aa2	3,000,000	3,680,190

State of Ohio, 5.00% due 12/15/2026 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,226,930

State of Ohio GO, 5.50% due 9/15/2019 (Common Schools Capital Facilities)	AA+/Aa1	4,150,000	4,547,155

University of Akron Ohio, 5.00% due 1/1/2018 (Insured: AGM)	AA/A1	3,415,000	3,483,846

Youngstown City School District GO, 4.00% due 12/1/2017 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,480,000	1,497,849

Youngstown City School District GO, 4.00% due 12/1/2018 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,545,000	1,604,606

Youngstown City School District GO, 4.00% due 12/1/2019 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,605,000	1,704,237

Youngstown City School District GO, 4.00% due 12/1/2020 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,670,000	1,806,305

Youngstown City School District GO, 4.00% due 12/1/2021 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,735,000	1,871,198

Youngstown City School District GO, 4.00% due 12/1/2022 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,805,000	1,937,379

Youngstown City School District GO, 4.00% due 12/1/2023 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,700,000	1,808,851

Oklahoma — 0.74%

Canadian County Educational Facilities Authority, 4.00% due 9/1/2019 (Mustang Public Schools)	A+/NR	1,410,000	1,488,340

Canadian County Educational Facilities Authority, 4.50% due 9/1/2020 (Mustang Public Schools)	A+/NR	2,690,000	2,933,284

Canadian County Educational Facilities Authority, 4.50% due 9/1/2021 (Mustang Public Schools)	A+/NR	2,290,000	2,545,976

Cleveland County Educational Facilities Authority, 5.00% due 6/1/2023 (Moore Public Schools)	A+/NR	5,355,000	6,279,701

Oklahoma Capitol Improvement Authority, 5.00% due 7/1/2023 (State Highway Capital Improvement)	AA-/NR	325,000	385,252

Oklahoma Capitol Improvement Authority, 5.00% due 7/1/2024 (State Highway Capital Improvement)	AA-/NR	800,000	961,032

Oklahoma County Finance Authority, 5.00% due 9/1/2017 (Western Heights Public Schools)	A+/NR	4,075,000	4,101,406

Oklahoma County Finance Authority, 4.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	250,000	257,745

Oklahoma County Finance Authority, 5.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	2,120,000	2,209,358

Oklahoma County Finance Authority, 5.00% due 9/1/2020 (Western Heights Public Schools)	A+/NR	2,000,000	2,199,920

Oklahoma DFA, 5.00% due 8/15/2017 (INTEGRIS Health) (ETM)	AA-/NR	4,375,000	4,397,925

Oklahoma DFA, 5.00% due 8/15/2018 (INTEGRIS Health) (ETM)	AA-/NR	500,000	522,460

Oklahoma DFA, 5.00% due 8/15/2022 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,165,330

Oklahoma DFA, 5.00% due 8/15/2023 (INTEGRIS Health)	AA-/Aa3	1,500,000	1,776,960

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oklahoma DFA, 5.00% due 8/15/2024 (INTEGRIS Health)	AA-/Aa3	1,225,000	1,473,222

Oklahoma DFA, 5.00% due 8/15/2025 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,213,120

Oklahoma State Industrial Authority, 5.25% due 7/1/2017 (Medical Research Foundation) (ETM)	NR/A2	1,075,000	1,075,129

Tulsa County Industrial Authority, 5.50% due 9/1/2018 (Jenks Public Schools)	AA-/NR	4,210,000	4,425,089

Tulsa County Industrial Authority, 4.50% due 9/1/2020 (Broken Arrow Public Schools)	AA-/NR	1,585,000	1,729,726

Tulsa County Industrial Authority, 4.50% due 9/1/2021 (Broken Arrow Public Schools)	AA-/NR	8,775,000	9,772,103

Tulsa Parking Authority, 3.00% due 7/1/2017	AA-/NR	1,470,000	1,470,088

Oregon — 0.04%

Oregon Facilities Authority, 4.50% due 3/15/2018 (Legacy Health System)	AA-/A1	1,100,000	1,126,620

Polk County Dallas School District No. 2 GO, 0% due 6/15/2019 (Capital Improvements)	AA+/NR	515,000	500,034

Polk County Dallas School District No. 2 GO, 0% due 6/15/2021 (Capital Improvements)	AA+/NR	1,475,000	1,381,323

Pennsylvania — 4.68%

Adams County IDA, 5.00% due 8/15/2017 (Gettysburg College)	A/A2	1,340,000	1,346,955

Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)	A/A2	1,765,000	1,901,717

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2020 (Duquesne University of the Holy Spirit)	A/A2	250,000	272,397

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2023 (Duquesne University of the Holy Spirit)	A/A2	300,000	347,925

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2024 (Duquesne University of the Holy Spirit)	A/A2	500,000	590,420

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2025 (Duquesne University of the Holy Spirit)	A/A2	1,145,000	1,368,069

Allegheny County Hospital Development Authority, 5.00% due 9/1/2017 (University of Pittsburgh Medical Center)	A+/Aa3	1,875,000	1,888,144

Allegheny County Hospital Development Authority, 5.00% due 5/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	5,915,000	6,121,079

Allegheny County Hospital Development Authority, 5.00% due 6/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	3,310,000	3,436,078

Allegheny County Hospital Development Authority, 5.00% due 9/1/2018 (University of Pittsburgh Medical Center)	A+/Aa3	3,100,000	3,240,647

Allegheny County Sanitary Authority, 4.00% due 12/1/2018 (2015 Capital Project)	A/A1	650,000	676,279

Allegheny County Sanitary Authority, 5.00% due 12/1/2023 (2015 Capital Project)	A/A1	14,500,000	17,164,085

Allegheny County Sanitary Authority, 5.00% due 12/1/2024 (2015 Capital Project)	A/A1	4,650,000	5,578,930

Allegheny County Sanitary Authority, 5.00% due 12/1/2025 (2015 Capital Project; Insured: BAM)	AA/A1	1,000,000	1,213,390

Altoona Area School District GO, 3.00% due 12/1/2022 (Insured: AGM) (State Aid Withholding)	AA/NR	1,335,000	1,399,828

Athens Area School District GO, 3.00% due 4/15/2018 (Insured: AGM) (State Aid Withholding)	NR/A2	2,600,000	2,636,036

Athens Area School District GO, 3.00% due 4/15/2019 (Insured: AGM) (State Aid Withholding)	NR/A2	2,680,000	2,712,991

City of Philadelphia, 5.00% due 10/1/2017 (Pennsylvania Gas Works)	A/Baa1	400,000	403,960

City of Philadelphia, 5.00% due 7/1/2018 (Pennsylvania Gas Works)	AA/A2	1,395,000	1,447,396

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Philadelphia, 5.00% due 10/1/2020 (Pennsylvania Gas Works)	A/Baa1	1,500,000	1,653,945

City of Philadelphia, 5.00% due 8/1/2023 (Pennsylvania Gas Works)	A/Baa1	3,750,000	4,359,300

City of Philadelphia, 5.00% due 8/1/2024 (Pennsylvania Gas Works)	A/Baa1	4,000,000	4,691,920

City of Philadelphia, 5.00% due 10/1/2024 (Water and Wastewater System)	A+/A1	3,385,000	4,052,150

City of Philadelphia, 5.00% due 10/1/2024 (Pennsylvania Gas Works)	A/Baa1	1,000,000	1,175,730

City of Philadelphia, 5.00% due 8/1/2025 (Pennsylvania Gas Works)	A/Baa1	1,900,000	2,245,534

City of Philadelphia, 5.00% due 10/1/2025 (Water and Wastewater System)	A+/A1	4,430,000	5,359,458

City of Philadelphia, 5.00% due 10/1/2026 (Water and Wastewater System)	A+/A1	2,070,000	2,523,703

City of Philadelphia GO, 5.00% due 8/1/2025 (Insured: AGM)	AA/A2	7,965,000	9,432,711

City of Philadelphia GO, 5.00% due 8/1/2026 (Insured: AGM)	AA/A2	14,715,000	17,581,629

City of Philadelphia GO, 5.00% due 8/1/2027 (Insured: AGM)	AA/A2	6,005,000	7,230,981

City of Pittsburgh GO, 5.00% due 9/1/2022 (Insured: BAM)	AA/A1	1,100,000	1,274,746

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2023 (Capital Facilities)	AA-/Aa3	19,125,000	22,575,724

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2024 (Capital Facilities)	AA-/Aa3	15,500,000	18,478,790

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2025 (Capital Facilities)	AA-/Aa3	14,825,000	17,818,760

Economy Borough Municipal Authority, 3.00% due 12/15/2018 (Beaver County Sewer System; Insured: BAM)	AA/NR	435,000	445,175

Economy Borough Municipal Authority, 4.00% due 12/15/2020 (Beaver County Sewer System; Insured: BAM)	AA/NR	605,000	651,367

Economy Borough Municipal Authority, 4.00% due 12/15/2022 (Beaver County Sewer System; Insured: BAM)	AA/NR	1,180,000	1,299,923

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.92% due 7/1/2041 put 7/3/2017 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	12,160,000	12,160,000

Lancaster County Hospital Authority, 4.00% due 11/1/2017 (Masonic Villages Project)	A/NR	865,000	873,036

Lancaster County Hospital Authority, 5.00% due 11/1/2018 (Masonic Villages Project)	A/NR	1,105,000	1,155,786

Lancaster County Solid Waste Management Authority, 5.00% due 12/15/2023 (Harrisburg Resource Recovery Facility)	AA-/NR	2,680,000	3,119,708

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2024 (Harrisburg Resource Recovery Facility)	AA-/NR	4,770,000	5,646,344

Lehigh County IDA, 0.90% due 2/15/2027 put 8/15/2017 (PPL Electric Utilities Corp.)	A/A1	6,360,000	6,360,064

Lehigh County IDA, 0.90% due 9/1/2029 put 9/1/2017 (PPL Electric Utilities Corp.)	A/A1	17,250,000	17,248,792

Luzerne County GO, 5.00% due 11/15/2021 (Insured: AGM)	AA/NR	2,680,000	2,992,783

Luzerne County GO, 5.00% due 11/15/2022 (Insured: AGM)	AA/NR	2,560,000	2,900,634

Luzerne County GO, 5.00% due 11/15/2023 (Insured: AGM)	AA/NR	2,600,000	2,977,910

Luzerne County GO, 5.00% due 11/15/2024 (Insured: AGM)	AA/NR	4,000,000	4,626,960

Monroeville Finance Authority, 5.00% due 2/15/2021 (University of Pittsburgh Medical Center)	A+/Aa3	2,400,000	2,703,192

Monroeville Finance Authority, 5.00% due 2/15/2022 (University of Pittsburgh Medical Center)	A+/Aa3	1,250,000	1,443,250

Montgomery County Higher Education & Health Authority, 5.00% due 6/1/2022 (Abington Memorial Hospital)	A+/NR	3,000,000	3,463,770

Northampton Borough Municipal Authority, 4.00% due 5/15/2021 (Water System; Insured: AGM)	NR/A1	500,000	536,625

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Northampton Borough Municipal Authority, 4.00% due 5/15/2022 (Water System; Insured: AGM)	NR/A1	1,185,000	1,284,907

Northampton Borough Municipal Authority, 3.00% due 5/15/2023 (Water System; Insured: AGM)	NR/A1	1,255,000	1,298,398

Norwin School District GO, 4.00% due 4/1/2018 (Insured: AGM) (State Aid Withholding)	AA/A1	1,835,000	1,875,664

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	5,600,000	5,992,560

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2020 (University of Pittsburgh Medical Center)	A+/Aa3	5,100,000	5,629,278

Pennsylvania Higher Educational Facilities Authority, 4.00% due 10/1/2022 (Shippensburg University Student Services, Inc. Student Housing)	BBB-/Baa3	2,075,000	2,178,169

Pennsylvania Higher Educational Facilities Authority, 5.00% due 11/1/2023 (Saint Joseph’s University)	A-/NR	1,075,000	1,194,486

Philadelphia Authority for Industrial Development, 5.00% due 8/1/2020 (Mast Charter School) (ETM)	BBB/NR	420,000	442,919

Philadelphia Municipal Authority, 5.00% due 4/1/2021 (Juvenile Justice Services Center)	A+/A2	830,000	927,874

Philadelphia Municipal Authority, 5.00% due 4/1/2022 (Juvenile Justice Services Center)	A+/A2	895,000	1,021,929

Philadelphia Municipal Authority, 5.00% due 4/1/2023 (Juvenile Justice Services Center)	A+/A2	1,210,000	1,398,845

Philadelphia Municipal Authority, 5.00% due 4/1/2024 (Juvenile Justice Services Center)	A+/A2	1,550,000	1,816,135

Philadelphia Municipal Authority, 5.00% due 4/1/2025 (Juvenile Justice Services Center)	A+/A2	1,325,000	1,564,812

Philadelphia Municipal Authority, 5.00% due 4/1/2026 (Juvenile Justice Services Center)	A+/A2	675,000	800,786

Philadelphia Municipal Authority, 5.00% due 4/1/2027 (Juvenile Justice Services Center)	A+/A2	1,365,000	1,622,589

Philadelphia Parking Authority, 5.00% due 9/1/2017	A/A1	1,020,000	1,027,130

Philadelphia School District GO, 4.50% due 9/1/2017 (State Aid Withholding)	NR/A2	2,270,000	2,281,418

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	NR/A2	18,410,000	19,566,884

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	NR/A2	4,210,000	4,469,925

Philadelphia School District GO, 5.25% due 9/1/2021 (State Aid Withholding)	NR/A2	2,265,000	2,485,022

Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2023	A/A2	2,520,000	2,969,996

Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2024	A/A2	7,365,000	8,692,615

Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2024	A/A2	2,395,000	2,826,723

Plum Borough School District GO, 3.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding) (ETM)	AA/NR	240,000	241,054

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	740,000	764,272

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	390,000	411,087

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	395,000	416,358

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	1,205,000	1,270,154

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	1,455,000	1,564,867

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	1,610,000	1,760,100

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Plum Borough School District GO, 5.00% due 9/15/2022 (Insured: BAM) (State Aid Withholding)	AA/NR	1,410,000	1,620,541

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	1,495,000	1,742,228

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	470,000	547,724

Plum Borough School District GO, 5.00% due 9/15/2024 (Insured: BAM) (State Aid Withholding)	AA/NR	1,885,000	2,221,416

Wayne County Hospital and HFA, 2.00% due 7/1/2017 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	1,000,000	1,000,030

Wayne County Hospital and HFA, 2.00% due 7/1/2018 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	625,000	630,594

Wayne County Hospital and HFA, 3.00% due 7/1/2019 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	1,185,000	1,205,595

Rhode Island — 1.58%

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2018 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	870,000	912,700

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2019 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,250,000	1,355,825

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2020 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,300,000	1,453,569

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2021 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,000,000	2,297,540

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2022 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,280,000	2,679,068

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2023 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,380,000	2,847,860

Rhode Island Convention Center Authority, 5.00% due 5/15/2018 (Convention Center and Parking Projects)	AA-/A1	5,890,000	6,090,908

Rhode Island Convention Center Authority, 5.00% due 5/15/2019 (Convention Center and Parking Projects)	AA-/A1	7,310,000	7,788,293

Rhode Island Convention Center Authority, 5.00% due 5/15/2020 (Convention Center and Parking Projects)	AA-/A1	5,890,000	6,443,955

Rhode Island Health and Educational Building Corp., 5.00% due 9/15/2020 (University of Rhode Island Auxiliary Enterprise)	A+/A1	750,000	829,860

Rhode Island Health and Educational Building Corp., 5.00% due 9/15/2020 (University of Rhode Island)	A+/A1	355,000	392,800

Rhode Island Health and Educational Building Corp., 5.00% due 9/15/2022 (University of Rhode Island)	A+/A1	465,000	537,354

Rhode Island Health and Educational Building Corp., 5.00% due 9/15/2023 (University of Rhode Island Auxiliary Enterprise)	A+/A1	1,400,000	1,646,652

Rhode Island Health and Educational Building Corp., 5.00% due 9/15/2025 (University of Rhode Island)	A+/A1	500,000	603,100

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Training School)	AA-/Aa3	1,575,000	1,706,686

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Kent County Courthouse)	AA-/Aa3	600,000	650,166

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Training School)	AA-/Aa3	1,405,000	1,567,151

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Kent County Courthouse)	AA-/Aa3	1,375,000	1,533,689

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Training School)	AA-/Aa3	3,540,000	4,051,672

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Kent County Courthouse)	AA-/Aa3	2,000,000	2,289,080

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Rhode Island and Providence Plantations COP, 5.00% due 4/1/2022 (Energy Conservation)	AA-/Aa3	2,020,000	2,306,476

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Kent County Courthouse)	AA-/Aa3	2,100,000	2,449,356

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Training School)	AA-/Aa3	3,620,000	4,222,223

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Kent County Courthouse)	AA-/Aa3	1,500,000	1,779,450

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Training School)	AA-/Aa3	1,705,000	2,022,642

State of Rhode Island and Providence Plantations COP, 5.00% due 11/1/2024 (Information Technology)	AA-/Aa3	3,010,000	3,619,736

State of Rhode Island and Providence Plantations GO, 5.00% due 10/1/2019 (Consolidated Capital Development Loan)	AA/Aa2	5,000,000	5,420,350

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2020 (Consolidated Capital Development Loan)	AA/Aa2	8,365,000	9,314,260

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2020 (Consolidated Capital Development Loan)	AA/Aa2	1,200,000	1,304,268

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2021 (Consolidated Capital Development Loan)	AA/Aa2	16,535,000	18,897,851

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2021 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,107,700

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2022 (Consolidated Capital Development Loan)	AA/Aa2	9,825,000	11,426,475

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2022 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,123,320

South Carolina — 0.82%

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2019 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,064,730

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2021 (Waterworks & Sewer System)	AA/Aa1	750,000	849,307

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2022 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,161,120

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2023 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,184,280

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2024 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,206,190

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2025 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,221,890

Berkeley County School District, 5.00% due 12/1/2020 (School Facility Equipment Acquisition)	AA-/NR	550,000	608,779

Berkeley County School District, 5.00% due 12/1/2021 (School Facility Equipment Acquisition)	AA-/NR	1,000,000	1,131,170

Berkeley County School District, 5.00% due 12/1/2024 (School Facility Equipment Acquisition)	AA-/NR	2,000,000	2,354,400

Charleston County, 5.00% due 12/1/2022 (South Aviation Ave. Construction)	AA+/NR	1,810,000	2,130,352

Charleston County, 5.00% due 12/1/2023 (South Aviation Ave. Construction)	AA+/NR	2,460,000	2,944,915

City of Charleston Public Facilities Corp., 5.00% due 9/1/2019 (City of Charleston Project)	AA+/Aa1	390,000	421,574

City of Charleston Public Facilities Corp., 5.00% due 9/1/2020 (City of Charleston Project)	AA+/Aa1	700,000	777,147

City of Charleston Public Facilities Corp., 5.00% due 9/1/2021 (City of Charleston Project)	AA+/Aa1	460,000	523,420

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Charleston Public Facilities Corp., 5.00% due 9/1/2022 (City of Charleston Project)	AA+/Aa1	425,000	493,731

City of Charleston Public Facilities Corp., 5.00% due 9/1/2023 (City of Charleston Project)	AA+/Aa1	345,000	407,562

City of Charleston Public Facilities Corp., 5.00% due 9/1/2025 (City of Charleston Project)	AA+/Aa1	930,000	1,124,472

City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2017 (Convention Center Complex)	AA-/NR	710,000	717,356

Greenwood County, 5.00% due 10/1/2022 (Self Regional Healthcare)	A+/A1	1,000,000	1,150,030

Piedmont Municipal Power Agency, 6.75% due 1/1/2019 (Insured: Natl-Re)	NR/A3	3,800,000	4,099,060

SCAGO Educational Facilities Corp., 5.00% due 12/1/2021 (School District of Pickens County)	A/A1	1,810,000	2,065,843

SCAGO Educational Facilities Corp., 5.00% due 12/1/2022 (School District of Pickens County)	A/A1	500,000	580,850

SCAGO Educational Facilities Corp., 5.00% due 12/1/2023 (School District of Pickens County)	A/A1	1,000,000	1,178,390

SCAGO Educational Facilities Corp., 5.00% due 12/1/2024 (School District of Pickens County)	A/A1	1,010,000	1,205,708

SCAGO Educational Facilities Corp., 5.00% due 12/1/2025 (School District of Pickens County)	A/A1	1,000,000	1,192,970

South Carolina Public Service Authority, 5.00% due 12/1/2026	AA-/A1	1,000,000	1,176,940

South Carolina Public Service Authority, 5.00% due 12/1/2027	AA-/A1	580,000	660,632

York County Rock Hill School District No. 3 GO, 3.00% due 9/29/2017	SP-1+/Mig1	24,465,000	24,586,836

South Dakota — 0.28%

South Dakota Building Authority, 5.00% due 6/1/2022	AA+/Aa1	500,000	582,585

South Dakota Building Authority, 5.00% due 6/1/2024	AA+/Aa1	1,000,000	1,179,520

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2017 (Regional Health)	NR/A1	1,175,000	1,183,319

South Dakota Health & Educational Facilities Authority, 3.00% due 11/1/2017 (Sanford Health)	A+/A1	450,000	453,235

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2018 (Prairie Lakes Health)	A+/NR	2,290,000	2,341,525

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,000,000	1,044,170

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,275,000	1,331,929

South Dakota Health & Educational Facilities Authority, 4.00% due 11/1/2018 (Sanford Health)	A+/A1	800,000	830,384

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2019 (Prairie Lakes Health)	A+/NR	2,440,000	2,557,193

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2020 (Regional Health)	NR/A1	1,000,000	1,110,760

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Avera Health)	AA-/A1	1,670,000	1,896,252

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2021 (Sanford Health)	A+/A1	350,000	400,701

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2022 (Sanford Health)	A+/A1	1,070,000	1,251,739

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2024 (Sanford Health)	A+/A1	400,000	484,520

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2025 (Sanford Health)	A+/A1	965,000	1,183,177

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

South Dakota Housing Development Authority, 4.00% due 11/1/2017 (Single Family Mtg)	NR/Aa2	1,055,000	1,065,919

South Dakota Housing Development Authority, 4.00% due 11/1/2018 (Single Family Mtg)	NR/Aa2	1,165,000	1,209,515

Tennessee — 0.70%

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019	NR/Baa1	6,000,000	6,437,100

Metropolitan Government of Nashville and Davidson County GO, 5.00% due 1/1/2024	AA/Aa2	7,000,000	8,454,740

State of Tennessee GO, 4.00% due 8/1/2017	AAA/Aaa	3,250,000	3,259,133

State of Tennessee GO, 4.00% due 8/1/2018	AAA/Aaa	2,000,000	2,066,360

State of Tennessee GO, 5.00% due 8/1/2018	AAA/Aaa	2,000,000	2,087,920

State of Tennessee GO, 5.00% due 8/1/2019	AAA/Aaa	3,000,000	3,242,760

State of Tennessee GO, 5.00% due 8/1/2019	AAA/Aaa	2,000,000	2,161,840

State of Tennessee GO, 5.00% due 8/1/2020	AAA/Aaa	2,000,000	2,231,700

State of Tennessee GO, 5.00% due 8/1/2020	AAA/Aaa	2,000,000	2,231,700

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017	BBB+/A3	11,000,000	11,070,180

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018	BBB+/A3	5,000,000	5,213,450

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020	BBB+/A3	1,190,000	1,312,796

Texas — 10.68%

Austin Community College Public Facilities Corp., 5.25% due 8/1/2017 (Round Rock Campus) (ETM)	AA/Aa2	1,500,000	1,505,775

Austin Convention Enterprises, Inc., 5.00% due 1/1/2021 (Convention Center Hotel First Tier)	BBB+/NR	500,000	553,900

Austin Convention Enterprises, Inc., 5.00% due 1/1/2022 (Convention Center Hotel First Tier)	BBB+/NR	300,000	338,847

Austin Convention Enterprises, Inc., 5.00% due 1/1/2023 (Convention Center Hotel First Tier)	BBB+/NR	500,000	573,300

Austin Convention Enterprises, Inc., 5.00% due 1/1/2024 (Convention Center Hotel First Tier)	BBB+/NR	500,000	580,450

Austin Convention Enterprises, Inc., 5.00% due 1/1/2025 (Convention Center Hotel First Tier)	BBB+/NR	500,000	586,525

Austin Convention Enterprises, Inc., 5.00% due 1/1/2026 (Convention Center Hotel First Tier)	BBB+/NR	600,000	708,216

Austin Convention Enterprises, Inc., 5.00% due 1/1/2027 (Convention Center Hotel First Tier)	BBB+/NR	780,000	925,166

Bexar County Hospital District GO, 5.00% due 2/15/2022 (University Health System)	AA+/Aa1	1,250,000	1,434,738

Bexar County Hospital District GO, 5.00% due 2/15/2023 (University Health System)	AA+/Aa1	1,250,000	1,459,962

Bexar County Hospital District GO, 5.00% due 2/15/2024 (University Health System)	AA+/Aa1	1,500,000	1,778,415

Bexar County Hospital District GO, 5.00% due 2/15/2025 (University Health System)	AA+/Aa1	2,355,000	2,823,315

Bexar County Hospital District GO, 5.00% due 2/15/2026 (University Health System)	AA+/Aa1	1,500,000	1,811,940

Bexar County Hospital District GO, 5.00% due 2/15/2027 (University Health System)	AA+/Aa1	1,500,000	1,799,595

Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2018 (Roman Catholic Diocese of Austin)	NR/Baa1	1,370,000	1,402,551

Cities of Dallas and Fort Worth, 5.25% due 11/1/2023 (DFW International Airport Terminal Renewal & Improvement Program)	A+/A1	3,000,000	3,457,740

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Austin, 5.00% due 11/15/2022 (Water and Wastewater System)	AA/Aa2	2,640,000	3,036,475

City of Austin, 5.00% due 11/15/2025 (Water and Wastewater System)	AA/Aa2	2,485,000	3,058,289

City of Austin, 5.00% due 11/15/2026 (Water and Wastewater System)	AA/Aa2	3,330,000	4,135,860

City of Beaumont, 5.00% due 9/1/2023 (Waterworks & Sewer System Improvements; Insured: AGM)	AA/A2	5,000,000	5,902,400

City of Beaumont, 5.00% due 9/1/2024 (Waterworks & Sewer System Improvements; Insured: AGM)	AA/A2	2,500,000	2,944,275

City of Beaumont GO, 5.00% due 3/1/2022	AA-/Aa2	1,000,000	1,151,340

City of Beaumont GO, 5.00% due 3/1/2023	AA-/Aa2	1,000,000	1,172,430

City of Beaumont GO, 5.00% due 3/1/2024	AA-/Aa2	1,500,000	1,788,435

City of Beaumont GO, 5.00% due 3/1/2025	AA-/Aa2	3,060,000	3,690,452

City of Beaumont GO, 5.00% due 3/1/2026	AA-/Aa2	1,930,000	2,346,494

City of Brownsville, 5.00% due 9/1/2020 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,500,000	1,664,010

City of Brownsville, 5.00% due 9/1/2022 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,520,000	1,760,114

City of Brownsville, 5.00% due 9/1/2022 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,300,000	1,505,361

City of Brownsville, 5.00% due 9/1/2023 (Water, Wastewater & Electric Utilities Systems)	A+/A2	2,380,000	2,795,905

City of Bryan, 5.00% due 7/1/2019 (Electric System Improvements)	A+/A2	8,000,000	8,025,200

City of Bryan, 5.00% due 7/1/2026 (Electric System Improvements)	A+/NR	535,000	651,389

City of Dallas GO, 5.00% due 2/15/2021 (Trinity River Corridor Infrastructure)	AA-/A1	1,965,000	2,189,619

City of Dallas GO, 5.00% due 2/15/2022	AA-/A1	13,955,000	15,870,742

City of Dallas GO, 5.00% due 2/15/2022 (Public Improvements)	AA-/A1	2,500,000	2,843,200

City of Dallas GO, 5.00% due 2/15/2023	AA-/A1	5,000,000	5,727,550

City of Dallas GO, 5.00% due 2/15/2024 (Trinity River Corridor Infrastructure)	AA-/A1	2,705,000	3,164,309

City of Dallas GO, 5.00% due 2/15/2024 (Trinity River Corridor Infrastructure)	AA-/A1	10,235,000	11,897,062

City of Dallas GO, 5.00% due 2/15/2025 (Trinity River Corridor Infrastructure)	AA-/A1	9,350,000	10,895,274

City of Dallas GO, 5.00% due 2/15/2025 (Public Improvements)	AA-/NR	3,000,000	3,539,370

City of Dallas GO, 5.00% due 2/15/2026 (Trinity River Corridor Infrastructure)	AA-/A1	8,585,000	9,914,645

City of Denton GO, 5.00% due 2/15/2019	AA+/Aa2	3,990,000	4,242,208

City of Denton GO, 5.00% due 2/15/2020	AA+/Aa2	4,195,000	4,453,873

City of Houston, 5.00% due 7/1/2017 (Airport System)	AA-/Aa3	1,600,000	1,600,192

City of Houston, 5.00% due 7/1/2018 (Airport System)	AA-/Aa3	1,000,000	1,039,090

City of Houston, 0% due 9/1/2020 (Convention & Entertainment Facilities; Insured: AGM/AMBAC)	AA/A2	3,650,000	3,430,817

City of Houston, 5.00% due 9/1/2020 (Convention & Entertainment Facilities)	A-/A2	650,000	719,362

City of Houston, 5.00% due 9/1/2021 (Convention & Entertainment Facilities)	A-/A2	1,500,000	1,695,795

City of Houston, 5.00% due 11/15/2021 (Combined Utility System)	NR/Aa2	5,455,000	6,284,269

City of Houston, 5.00% due 5/15/2022 (Combined Utility System)	AA/Aa2	3,000,000	3,489,030

City of Houston, 5.00% due 9/1/2022 (Convention & Entertainment Facilities)	A-/A2	600,000	688,494

City of Houston, 5.00% due 11/15/2022 (Combined Utility System)	AA/Aa2	7,535,000	8,856,262

City of Houston, 5.00% due 11/15/2022 (Combined Utility System)	NR/Aa2	7,110,000	8,376,860

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Houston, 5.00% due 5/15/2023 (Combined Utility System)	AA/Aa2	4,445,000	5,264,347

City of Houston, 5.00% due 11/15/2023 (Combined Utility System)	AA/Aa2	5,000,000	5,977,400

City of Houston, 5.00% due 11/15/2023 (Combined Utility System)	NR/Aa2	7,400,000	8,866,310

City of Houston, 5.00% due 5/15/2024 (Combined Utility System)	AA/Aa2	7,250,000	8,730,522

City of Houston, 5.00% due 9/1/2024 (Convention & Entertainment Facilities)	A-/A2	1,215,000	1,434,150

City of Houston, 5.00% due 11/15/2024 (Combined Utility System)	AA/Aa2	5,000,000	6,061,450

City of Houston GO, 5.00% due 3/1/2020 (Public Improvements)	AA/Aa3	4,000,000	4,391,440

City of Houston GO, 5.00% due 3/1/2025 (Public Improvements)	AA/Aa3	23,570,000	28,556,233

City of Houston GO, 5.00% due 3/1/2026 (Public Improvements)	AA/Aa3	10,455,000	12,757,296

City of Laredo, 5.00% due 3/15/2021 (Sports Venues; Insured: AGM)	AA/A1	600,000	673,194

City of Laredo, 5.00% due 3/15/2022 (Sports Venues; Insured: AGM)	AA/A1	2,000,000	2,288,000

City of Laredo, 5.00% due 3/15/2023 (Sports Venues; Insured: AGM)	AA/A1	1,500,000	1,742,445

City of Laredo, 5.00% due 3/15/2024 (Sports Venues; Insured: AGM)	AA/A1	300,000	353,253

City of Laredo GO, 4.00% due 2/15/2018 (City Infrastructure Improvements)	AA/Aa2	175,000	178,322

City of Laredo GO, 4.00% due 2/15/2018 (Acquire & Purchase Personal Property)	AA/Aa2	675,000	687,812

City of Laredo GO, 4.00% due 2/15/2019 (City Infrastructure Improvements)	AA/Aa2	65,000	68,000

City of Laredo GO, 4.00% due 2/15/2019 (Acquire & Purchase Personal Property)	AA/Aa2	305,000	319,079

City of Laredo GO, 4.00% due 2/15/2020 (City Infrastructure Improvements)	AA/Aa2	110,000	117,861

City of Laredo GO, 5.00% due 2/15/2020 (Acquire & Purchase Personal Property)	AA/Aa2	735,000	806,449

City of Laredo GO, 5.00% due 2/15/2021 (City Infrastructure Improvements)	AA/Aa2	125,000	141,086

City of Laredo GO, 5.00% due 2/15/2021 (Acquire & Purchase Personal Property)	AA/Aa2	775,000	874,735

City of Laredo GO, 5.00% due 2/15/2022 (City Infrastructure Improvements)	AA/Aa2	150,000	173,546

City of Laredo GO, 5.00% due 2/15/2022 (Acquire & Purchase Personal Property)	AA/Aa2	810,000	937,146

City of Laredo GO, 5.00% due 2/15/2023 (City Infrastructure Improvements)	AA/Aa2	275,000	324,231

City of Laredo GO, 5.00% due 2/15/2023 (Acquire & Purchase Personal Property)	AA/Aa2	855,000	1,008,062

City of Laredo GO, 5.00% due 2/15/2024 (City Infrastructure Improvements)	AA/Aa2	445,000	534,209

City of Laredo GO, 5.00% due 2/15/2024 (Acquire & Purchase Personal Property)	AA/Aa2	900,000	1,080,423

City of Laredo GO, 5.00% due 2/15/2025 (City Infrastructure Improvements)	AA/Aa2	380,000	461,894

City of Laredo GO, 5.00% due 2/15/2025 (Acquire & Purchase Personal Property)	AA/Aa2	945,000	1,148,657

City of Laredo GO, 5.00% due 2/15/2026 (City Infrastructure Improvements)	AA/Aa2	1,000,000	1,227,460

City of Laredo GO, 5.00% due 2/15/2026 (Acquire & Purchase Personal Property)	AA/Aa2	995,000	1,221,323

City of Laredo GO, 5.00% due 2/15/2027 (City Infrastructure Improvements)	AA/Aa2	500,000	608,115

City of Lubbock GO, 5.00% due 2/15/2020 (Waterworks System)	AA+/Aa2	2,325,000	2,551,013

City of Lubbock GO, 5.00% due 2/15/2020 (Waterworks System)	AA+/Aa2	2,000,000	2,194,420

City of Lubbock GO, 5.00% due 2/15/2021 (Waterworks System)	AA+/Aa2	7,490,000	8,448,196

City of Lubbock GO, 5.00% due 2/15/2022 (Waterworks System)	AA+/Aa2	2,895,000	3,348,010

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of Lubbock GO, 5.00% due 2/15/2023 (Waterworks System)	AA+/Aa2	500,000	589,805

	City of Lubbock GO, 5.00% due 2/15/2023 (Waterworks System)	AA+/Aa2	4,180,000	4,930,770

	City of Lubbock GO, 5.00% due 2/15/2024 (Waterworks System)	AA+/Aa2	4,460,000	5,357,174

	City of Lubbock GO, 5.00% due 2/15/2024 (Waterworks System)	AA+/Aa2	4,440,000	5,333,150

	City of Lubbock GO, 5.00% due 2/15/2025 (Waterworks System)	AA+/Aa2	7,735,000	9,395,859

	City of Lubbock GO, 5.00% due 2/15/2025 (Waterworks System)	AA+/Aa2	5,725,000	6,954,272

	City of McAllen, 5.00% due 3/1/2024 (International Toll Bridge System; Insured: AGM)	AA/NR	1,000,000	1,180,270

	City of McAllen, 5.00% due 3/1/2025 (International Toll Bridge System; Insured: AGM)	AA/NR	890,000	1,061,423

	City of McAllen, 5.00% due 3/1/2027 (International Toll Bridge System; Insured: AGM)	AA/NR	1,125,000	1,338,964

	City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2020 (University of the Incarnate Word)	NR/A3	3,620,000	4,014,290

	City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2021 (University of the Incarnate Word)	NR/A3	1,000,000	1,133,440

	City of San Antonio, 5.00% due 5/15/2023 (San Antonio Water System)	AA/Aa2	1,500,000	1,775,580

	City of San Antonio, 5.25% due 2/1/2024 (CPS Energy)	AA/Aa1	7,000,000	8,550,500

	City of San Antonio, 5.00% due 5/15/2024 (San Antonio Water System)	AA/Aa2	1,500,000	1,804,170

	City of San Antonio, 5.00% due 5/15/2025 (San Antonio Water System)	AA/Aa2	1,000,000	1,217,220

	City of San Antonio, 5.00% due 5/15/2026 (San Antonio Water System)	AA/Aa2	1,200,000	1,473,120

[a]	City of San Antonio, 3.00% due 12/1/2045 put 12/1/2020 (CPS Energy)	AA-/Aa2	36,000,000	37,752,120

	City of San Antonio GO, 5.00% due 2/1/2023 (San Antonio Water System)	AAA/Aaa	13,880,000	16,449,604

	City of San Antonio GO, 5.00% due 2/1/2024 (San Antonio Water System)	AAA/Aaa	14,595,000	17,641,706

	City of San Antonio GO, 5.00% due 2/1/2025 (San Antonio Water System)	AAA/Aaa	15,340,000	18,793,648

	City of San Antonio Public Facilities Corp., 5.00% due 9/15/2022 (Convention Center Refinancing & Expansion)	AA+/Aa2	1,450,000	1,686,814

	Clifton Higher Education Finance Corp., 5.00% due 8/15/2017 (IDEA Public Schools)	BBB/NR	315,000	316,169

	Clifton Higher Education Finance Corp., 5.00% due 8/15/2018 (IDEA Public Schools)	BBB/NR	325,000	335,085

	Clifton Higher Education Finance Corp., 5.00% due 8/15/2019 (IDEA Public Schools)	BBB/NR	445,000	469,199

	Clifton Higher Education Finance Corp., 5.00% due 8/15/2023 (IDEA Public Schools)	BBB/NR	1,100,000	1,212,519

	Corpus Christi Business and Job Development Corp., 5.00% due 3/1/2021 (Seawall Project)	A+/A1	625,000	697,119

	Dallas Area Rapid Transit, 5.00% due 12/1/2026	AA+/Aa2	2,245,000	2,736,902

	Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018	A-/Baa1	5,240,000	5,207,774

	Dallas Convention Center Hotel Development Corp., 5.00% due 1/1/2019	A-/Baa1	5,200,000	5,465,460

	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2019	A/A2	1,050,000	1,111,079

	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2020	A/A2	1,050,000	1,144,091

	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2021	A/A2	3,000,000	3,351,900

	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2022	A/A2	2,430,000	2,769,787

	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2023	A/A2	510,000	591,855

	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2024	A/A2	950,000	1,119,879

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2025	A/A2	2,920,000	3,473,544

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2027	A/A2	5,625,000	6,746,062

Dallas ISD GO, 5.00% due 2/15/2036 put 2/15/2022 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	3,975,000	4,570,375

Grayson County GO, 4.00% due 1/1/2020 (State Highway Toll System)	AA/Aa2	2,000,000	2,131,520

Grayson County GO, 5.00% due 1/1/2022 (State Highway Toll System)	AA/Aa2	3,000,000	3,445,650

Guadalupe-Blanco River Authority, 5.625% due 10/1/2017 (AEP Texas Central Co.)	A-/Baa1	5,000,000	5,056,550

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2017 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	800,000	806,144

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2019 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,000,000	1,084,190

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2020 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	2,000,000	2,219,680

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2022 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,635,000	1,883,226

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2023 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	500,000	585,015

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2024 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	350,000	415,093

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2025 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	1,000,000	1,199,580

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2018 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	2,365,000	2,487,743

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2019 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	1,000,000	1,086,300

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2022 (Memorial Hermann Health)	A+/A1	200,000	234,480

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2023 (Memorial Hermann Health)	A+/A1	400,000	476,152

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2024 (Memorial Hermann Health)	A+/A1	3,000,000	3,626,820

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2025 (Memorial Hermann Health)	A+/A1	2,845,000	3,398,609

Harris County Cultural Education Facilities Finance Corp., 0.95% due 9/1/2031 put 7/3/2017 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	700,000	700,000

Harris County Cultural Education Facilities Finance Corp., 0.95% due 9/1/2031 put 7/3/2017 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,750,000	1,750,000

Harris County GO, 5.00% due 10/1/2017 (Texas Permanent Improvement)	AAA/Aaa	3,500,000	3,537,170

Harris County GO, 5.00% due 10/1/2018 (Texas Permanent Improvement)	AAA/Aaa	3,000,000	3,149,940

Harris County GO, 5.00% due 10/1/2019 (Texas Permanent Improvement)	AAA/Aaa	700,000	760,809

Harris County GO, 5.00% due 10/1/2020 (Texas Permanent Improvement)	AAA/Aaa	500,000	560,250

Harris County Health Facilities Development Corp., 7.00% due 12/1/2027 pre-refunded 12/1/2018 (Memorial Hermann Health; LOC: JPMorgan Chase Bank, N.A.)	NR/NR	1,245,000	1,350,339

Harris County-Houston Sports Authority, 5.00% due 11/15/2022 (Insured: AGM)	AA/A2	5,410,000	6,341,872

Harris County-Houston Sports Authority, 5.00% due 11/15/2023 (Insured: AGM)	AA/A2	9,975,000	11,916,634

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Harris County-Houston Sports Authority, 5.00% due 11/15/2024 (Insured: AGM)	AA/A2	7,930,000	9,589,115

Hays County GO, 5.00% due 2/15/2022	AA/NR	750,000	865,185

Hays County GO, 5.00% due 2/15/2023	AA/NR	1,500,000	1,757,100

Hays County GO, 5.00% due 2/15/2024	AA/NR	1,300,000	1,548,963

Hays County GO, 5.00% due 2/15/2025	AA/NR	500,000	602,645

Houston Higher Education Finance Corp., 5.00% due 8/15/2017 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	925,000	929,792

Houston Higher Education Finance Corp., 5.00% due 8/15/2019 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	1,020,000	1,101,070

Houston Higher Education Finance Corp., 5.875% due 5/15/2021 (Cosmos Foundation, Inc.) (ETM)	BBB/NR	1,160,000	1,259,145

Houston Higher Education Finance Corp., 5.00% due 8/15/2021 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	300,000	342,396

Houston Higher Education Finance Corp., 5.00% due 8/15/2022 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	1,185,000	1,378,285

Katy ISD GO, 5.00% due 2/15/2023 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	1,500,000	1,775,940

Katy ISD GO, 5.00% due 2/15/2024 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	2,385,000	2,883,823

Katy ISD GO, 5.00% due 2/15/2025 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	2,830,000	3,466,863

Katy ISD GO, 5.00% due 2/15/2026 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	2,955,000	3,658,674

Keller ISD GO, 5.00% due 8/15/2023	AAA/Aaa	1,715,000	2,045,240

Keller ISD GO, 5.00% due 8/15/2024	AAA/Aaa	3,250,000	3,946,507

Keller ISD GO, 5.00% due 8/15/2025	AAA/Aaa	7,140,000	8,790,268

Keller ISD GO, 5.00% due 8/15/2026	AAA/Aaa	8,425,000	10,314,559

Laredo Community College District GO, 5.00% due 8/1/2019 (School Facilities Improvements)	AA-/Aa3	880,000	945,270

Laredo Community College District GO, 5.00% due 8/1/2020 (School Facilities Improvements)	AA-/Aa3	1,360,000	1,502,066

Laredo Community College District GO, 5.00% due 8/1/2022 (School Facilities Improvements)	AA-/Aa3	655,000	756,571

Laredo Community College District GO, 5.00% due 8/1/2023 (School Facilities Improvements)	AA-/Aa3	610,000	715,957

Laredo Community College District GO, 5.00% due 8/1/2024 (School Facilities Improvements)	AA-/Aa3	715,000	849,291

Lower Colorado River Authority, 5.00% due 5/15/2025 pre-refunded 5/15/2022	NR/NR	55,000	64,248

Lower Colorado River Authority, 5.00% due 5/15/2025	A/A2	8,020,000	9,244,253

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2019	AA+/Aa2	2,960,000	3,221,634

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2020	AA+/Aa2	1,565,000	1,753,942

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2021	AA+/Aa2	1,000,000	1,150,000

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2022	AA+/Aa2	1,750,000	2,054,237

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2023	AA+/Aa2	1,125,000	1,343,959

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2024	AA+/Aa2	1,140,000	1,380,437

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2025	AA+/Aa2	1,220,000	1,494,439

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2026	AA+/Aa2	1,000,000	1,235,740

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2027	AA+/Aa2	1,120,000	1,369,906

New Caney ISD GO, 5.00% due 2/15/2024 (Guaranty: PSF)	AAA/Aaa	865,000	1,011,998

North East ISD GO, 2.00% due 8/1/2044 put 8/1/2019 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	10,445,000	10,584,127

North Harris County Regional Water Authority, 5.00% due 12/15/2020 (Regional Water Production Design, Acquisition and Construction)	AA-/NR	1,000,000	1,120,520

North Harris County Regional Water Authority, 5.00% due 12/15/2021 (Regional Water Production Design, Acquisition and Construction)	AA-/NR	1,000,000	1,148,260

North Harris County Regional Water Authority, 5.00% due 12/15/2023 (Regional Water Production Design, Acquisition and Construction)	AA-/NR	1,000,000	1,185,860

North Harris County Regional Water Authority, 5.00% due 12/15/2025 (Regional Water Production Design, Acquisition and Construction)	AA-/NR	2,000,000	2,427,660

North Harris County Regional Water Authority, 5.00% due 12/15/2026 (Regional Water Production Design, Acquisition and Construction)	AA-/NR	1,490,000	1,822,434

North Texas Tollway Authority, 5.00% due 1/1/2024	A/A1	12,000,000	14,265,480

Northside ISD GO, 2.00% due 6/1/2039 put 6/1/2019 (Educational Facilities; Guaranty: PSF)	NR/Aaa	2,085,000	2,102,535

Pasadena ISD GO, 3.00% due 2/15/2044 put 8/15/2019 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	9,155,000	9,485,038

Round Rock ISD GO, 5.00% due 8/1/2017 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,290,000	1,294,721

Round Rock ISD GO, 5.00% due 8/1/2018 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,075,000	1,121,548

Round Rock ISD GO, 5.00% due 8/1/2019 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,500,000	1,619,715

Round Rock ISD GO, 5.00% due 8/1/2020 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,000,000	1,113,270

Round Rock ISD GO, 5.00% due 8/1/2021 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,000,000	2,290,080

Round Rock ISD GO, 5.00% due 8/1/2022 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	670,000	784,208

Round Rock ISD GO, 5.00% due 8/1/2024 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,305,000	2,797,463

Round Rock ISD GO, 5.00% due 8/1/2025 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,000,000	1,230,500

Round Rock ISD GO, 5.00% due 8/1/2026 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,575,000	1,920,555

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2017	BBB+/NR	1,000,000	1,010,050

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2019	BBB+/NR	2,620,000	2,819,277

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2020	BBB+/NR	1,620,000	1,785,726

San Antonio Public Facilities Corp., 5.00% due 9/15/2020 (Convention Center Refinancing & Expansion)	AA+/Aa2	915,000	1,017,462

San Juan Higher Education Finance Authority, 5.125% due 8/15/2020 (IDEA Public Schools)	BBB/NR	1,115,000	1,170,850

Tarrant County Cultural Education Facilities Finance Corp., 5.00% due 8/15/2017 (Scott & White Memorial Hospital) (ETM)	AA-/Aa3	2,000,000	2,010,540

Tarrant Regional Water District, 2.00% due 3/1/2020	AAA/NR	800,000	816,552

Tarrant Regional Water District, 5.00% due 3/1/2021	AAA/NR	1,000,000	1,132,410

Tarrant Regional Water District, 5.00% due 3/1/2022	AAA/NR	650,000	754,410

Tarrant Regional Water District, 5.00% due 3/1/2023	AAA/NR	700,000	828,163

Tarrant Regional Water District, 5.00% due 3/1/2024	AAA/NR	1,000,000	1,204,100

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Tarrant Regional Water District, 5.00% due 3/1/2025	AAA/NR	1,500,000	1,829,235

Tarrant Regional Water District, 5.00% due 3/1/2026	AAA/NR	2,000,000	2,463,480

Tarrant Regional Water District, 5.00% due 3/1/2027	AAA/NR	2,000,000	2,432,180

Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)	AA/A2	10,000,000	10,068,900

Texas Transportation Commission, 5.00% due 8/15/2022 (Central Texas Turnpike System)	BBB+/Baa1	400,000	453,376

Texas Transportation Commission, 5.00% due 8/15/2023 (Central Texas Turnpike System)	BBB+/Baa1	730,000	839,923

Texas Transportation Commission, 5.00% due 8/15/2024 (Central Texas Turnpike System)	BBB+/Baa1	1,000,000	1,166,310

Texas Transportation Commission GO, 5.00% due 4/1/2022 (Highway Improvements)	AAA/Aaa	2,880,000	3,357,648

Texas Transportation Commission GO, 5.00% due 4/1/2023 (Highway Improvements)	AAA/Aaa	3,500,000	4,162,655

Texas Transportation Commission GO, 5.00% due 4/1/2024 (Highway Improvements)	AAA/Aaa	4,000,000	4,847,920

University of Texas System, 5.00% due 8/15/2025 (Campus Improvements)	AAA/Aaa	7,000,000	8,622,390

University of Texas System, 5.00% due 8/15/2026 (Campus Improvements)	AAA/Aaa	3,750,000	4,666,912

Uptown Development Authority, 5.00% due 9/1/2017 (Infrastructure Improvements)	BBB/NR	1,580,000	1,590,128

Uptown Development Authority, 5.00% due 9/1/2018 (Infrastructure Improvements)	BBB/NR	1,870,000	1,943,977

Uptown Development Authority, 5.00% due 9/1/2019 (Infrastructure Improvements)	BBB/NR	1,945,000	2,077,493

Walnut Creek Special Utility District, 4.00% due 1/10/2020 (Water System Improvements; Insured: BAM)	AA/NR	520,000	550,103

Walnut Creek Special Utility District, 4.00% due 1/10/2021 (Water System Improvements; Insured: BAM)	AA/NR	445,000	478,575

Walnut Creek Special Utility District, 5.00% due 1/10/2022 (Water System Improvements; Insured: BAM)	AA/NR	525,000	594,232

Walnut Creek Special Utility District, 5.00% due 1/10/2024 (Water System Improvements; Insured: BAM)	AA/NR	750,000	875,408

West Harris County Regional Water Authority, 5.00% due 12/15/2020 (Insured: Natl-Re)	AA-/A1	2,140,000	2,177,750

Ysleta ISD, 5.00% due 8/15/2017 (Public School Finance System; Guaranty: PSF)	AAA/Aaa	2,190,000	2,201,629

U.S. Virgin Islands — 0.06%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2019 (Diageo Project)	NR/Caa2	4,920,000	4,358,628

Utah — 0.68%

City of Murray, 0.92% due 5/15/2036 put 7/3/2017 (IHC Health Services, Inc.) (daily demand notes)	AA+/Aa1	32,175,000	32,175,000

City of Murray, 0.92% due 5/15/2037 put 7/3/2017 (IHC Health Services, Inc.; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	11,725,000	11,725,000

Utah Transit Authority, 5.00% due 6/15/2022 (Integrated Mass Transit System)	A+/A1	710,000	821,924

Utah Transit Authority, 5.00% due 6/15/2023 (Integrated Mass Transit System)	A+/A1	775,000	910,912

Utah Transit Authority, 5.00% due 6/15/2024 (Integrated Mass Transit System)	A+/A1	825,000	985,339

Utah Transit Authority, 5.00% due 6/15/2025 (Integrated Mass Transit System)	A+/A1	1,235,000	1,489,842

Vermont — 0.25%

Vermont Colleges GO, 4.00% due 7/1/2017	A-/NR	1,865,000	1,865,149

Vermont EDA, 5.00% due 12/15/2020 (Vermont Public Service Corp.)	NR/NR	14,250,000	15,842,010

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Virginia — 0.17%

Fairfax County IDA, 4.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,500,000	6,134,590

Fairfax County IDA, 5.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,000,000	5,818,550

Washington — 2.15%

Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 3) (ETM)	AA-/Aa1	5,470,000	5,470,656

Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 1) (ETM)	AA-/Aa1	5,000,000	5,000,600

Energy Northwest, 5.00% due 7/1/2018 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,037,460

Energy Northwest, 5.00% due 7/1/2019 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,140,880

Energy Northwest, 5.00% due 7/1/2020 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,194,260

Energy Northwest, 5.00% due 7/1/2021 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,247,740

Energy Northwest, 5.00% due 7/1/2022 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,147,550

Energy Northwest, 5.00% due 7/1/2023 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,163,080

Energy Northwest, 5.00% due 7/1/2025 (Nine Canyon Wind Project Phase I-III)	NR/A2	850,000	1,014,849

King County Federal Way School District No. 210 GO, 4.125% due 12/1/2019 pre-refunded 12/1/2017 (Insured: Natl-Re)	AA+/Aa1	2,000,000	2,027,140

Marysville School District No. 25 GO, 4.00% due 12/1/2017 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,000,000	1,012,610

Marysville School District No. 25 GO, 4.00% due 12/1/2018 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,100,000	1,145,771

Marysville School District No. 25 GO, 5.00% due 12/1/2019 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,390,000	1,516,907

Marysville School District No. 25 GO, 5.00% due 12/1/2020 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,625,000	1,824,843

Marysville School District No. 25 GO, 5.00% due 12/1/2021 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,750,000	2,016,613

Marysville School District No. 25 GO, 5.00% due 12/1/2022 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	2,620,000	3,077,766

Marysville School District No. 25 GO, 5.00% due 12/1/2023 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,700,000	2,043,264

Port of Seattle, 5.50% due 9/1/2018 (Insured: Natl-Re)	A+/A2	5,000,000	5,254,650

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2018 (Skagit Regional Health)	NR/Baa2	800,000	832,624

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/Baa2	835,000	889,100

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/Baa2	1,160,000	1,281,533

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/Baa2	500,000	559,745

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2023 (Skagit Regional Health)	NR/Baa2	750,000	849,060

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2017 (Skagit Regional Health)	NR/A1	1,000,000	1,012,680

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2018 (Skagit Regional Health)	NR/A1	1,270,000	1,320,013

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/A1	1,695,000	1,844,160

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2020 (Skagit Regional Health)	NR/A1	1,570,000	1,759,546

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/A1	3,135,000	3,605,093

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/A1	3,635,000	4,271,997

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2018 (Island Hospital)	NR/A1	1,000,000	1,037,500

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2019 (Island Hospital)	NR/A1	1,000,000	1,059,330

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2020 (Island Hospital)	NR/A1	1,000,000	1,079,080

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2021 (Island Hospital)	NR/A1	1,000,000	1,096,090

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2022 (Island Hospital)	NR/A1	1,700,000	1,972,986

State of Washington COP, 5.00% due 7/1/2017 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,555,000	2,555,307

State of Washington COP, 5.00% due 7/1/2018 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,670,000	2,776,853

State of Washington COP, 5.00% due 7/1/2019 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	1,000,000	1,074,770

State of Washington COP, 5.00% due 7/1/2020 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,290,000	3,643,247

State of Washington COP, 5.00% due 7/1/2021 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,125,000	3,553,594

State of Washington COP, 5.00% due 7/1/2022 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,000,000	3,484,650

State of Washington COP, 5.00% due 7/1/2024 (State and Local Agency Real and Personal Property Projects)	NR/Aa2	4,410,000	5,299,276

State of Washington COP, 5.00% due 7/1/2025 (State and Local Agency Real and Personal Property Projects)	NR/Aa2	3,650,000	4,433,619

State of Washington COP, 5.00% due 7/1/2026 (State and Local Agency Real and Personal Property Projects)	NR/Aa2	4,745,000	5,811,866

State of Washington COP, 5.00% due 7/1/2027 (State and Local Agency Real and Personal Property Projects)	NR/Aa2	4,970,000	6,113,150

State of Washington GO, 0% due 1/1/2018 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	4,000,000	3,981,200

State of Washington GO, 0% due 1/1/2019 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	3,000,000	2,947,410

State of Washington GO, 0% due 12/1/2019 (Public Highway, Bridge, Ferry Capital and Operating Costs; Insured: Natl-Re)	AA+/Aa1	3,030,000	2,939,070

State of Washington GO, 5.00% due 7/1/2025 (Capital Projects)	AA+/Aa1	10,475,000	12,859,215

Tacoma School District No.10 GO, 5.00% due 12/1/2017 (Pierce County Capital Projects)	AA+/Aa1	2,280,000	2,319,854

Tacoma School District No.10 GO, 5.00% due 12/1/2018 (Pierce County Capital Projects)	AA+/Aa1	4,000,000	4,224,400

Tacoma School District No.10 GO, 5.00% due 12/1/2019 (Pierce County Capital Projects)	AA+/Aa1	2,000,000	2,184,100

Tacoma School District No.10 GO, 5.00% due 12/1/2020 (Pierce County Capital Projects)	AA+/Aa1	2,500,000	2,811,925

Washington Health Care Facilities Authority, 5.00% due 7/1/2017 (Overlake Hospital Medical Center)	A/A2	1,245,000	1,245,149

Washington Health Care Facilities Authority, 5.00% due 8/15/2017 (MultiCare Health Systems)	AA-/Aa3	1,000,000	1,005,170

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Washington Health Care Facilities Authority, 5.25% due 8/1/2018 (Highline Medical Center; Insured: FHA 242) (ETM)	NR/NR	7,935,000	8,115,997

Washington Health Care Facilities Authority, 5.00% due 8/15/2018 (MultiCare Health Systems)	AA-/Aa3	2,000,000	2,088,620

Washington Health Care Facilities Authority, 5.00% due 7/1/2019 (Overlake Hospital Medical Center)	A/A2	1,050,000	1,126,346

Washington Health Care Facilities Authority, 4.75% due 7/1/2020 (Overlake Hospital Medical Center)	A/A2	1,000,000	1,080,370

West Virginia — 0.10%

Mason County, 1.625% due 10/1/2022 put 10/1/2018 (Appalachian Power Company)	A-/Baa1	3,300,000	3,319,602

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2020 (Higher Education Facilities)	A+/Aa3	1,000,000	1,094,730

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2021 (Higher Education Facilities)	A+/Aa3	1,000,000	1,125,480

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2022 (Higher Education Facilities)	A+/Aa3	1,500,000	1,722,675

Wisconsin — 0.60%

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2017 (Agnesian Healthcare, Inc.)	A/A2	1,000,000	1,000,110

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2017 (Aurora Health Care, Inc.)	NR/A2	5,025,000	5,033,040

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2018 (Agnesian Healthcare, Inc.)	A/A2	1,855,000	1,921,465

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2019 (Agnesian Healthcare, Inc.)	A/A2	1,000,000	1,066,550

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2020 (Agnesian Healthcare, Inc.)	A/A2	2,110,000	2,312,349

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2020 (ProHealth Care, Inc.)	A+/A1	1,075,000	1,190,820

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2021 (ProHealth Care, Inc.)	A+/A1	2,575,000	2,927,260

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2022 (ProHealth Care, Inc.)	A+/A1	1,600,000	1,810,512

Wisconsin Health & Educational Facilities Authority, 5.00% due 12/1/2022 (UnityPoint Health)	NR/Aa3	1,000,000	1,174,670

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2024 (Ascension Health Alliance System)	AA+/Aa2	625,000	758,519

Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A2	3,800,000	3,800,076

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2025 (Ascension Health Alliance System)	AA+/Aa2	1,215,000	1,490,319

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2026 (Ascension Health Alliance System)	AA+/Aa2	2,000,000	2,431,920

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2043 put 6/1/2021 (Ascension Health Alliance System)	AA+/Aa2	10,000,000	11,326,600

WPPI Energy, 5.00% due 7/1/2021 (Power Supply System)	A/A1	4,100,000	4,652,065

TOTAL INVESTMENTS — 98.13% (Cost $6,821,282,948)			$6,986,810,487

OTHER ASSETS LESS LIABILITIES — 1.87%			132,950,014

NET ASSETS — 100.00%			$7,119,760,501

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Segregated as collateral for a when-issued security.

b	When-issued security.

Portfolio Abbreviations To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Associated General Contractors

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FSA	Insured by Financial Security Assurance Co.

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

ISD	Independent School District

JEA	Jacksonville Electric Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2017 (Unaudited)

significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$6,986,810,487	$-	$6,976,810,487	$-

Total Investments in Securities	$6,986,810,487	$-	$6,976,810,487	$-

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$6,821,282,948

Gross unrealized appreciation on a tax basis	$177,233,527
Gross unrealized depreciation on a tax basis	(11,705,988)

Net unrealized appreciation (depreciation) on investments (tax basis)	$165,527,539

SCHEDULE OF INVESTMENTS

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.98%

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2019 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	$815,000	$838,912

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2020 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	845,000	901,260

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2021 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	890,000	957,854

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2022 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	930,000	1,013,077

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2023 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	980,000	1,060,644

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Educational Facilities)	AA/Aa1	775,000	881,880

Alabama Public School & College Authority, 5.00% due 6/1/2026 (Educational Facilities)	AA/Aa1	4,380,000	5,154,209

Board of Trustees of the University of Alabama, 5.25% due 9/1/2025 pre-refunded 9/1/2018 (Birmingham Hospital)	NR/A1	2,000,000	2,099,340

City of Mobile Industrial Development Board, 1.85% due 6/1/2034 (Alabama Power Company Barry Plant)	A-/A1	5,500,000	5,531,570

East Alabama Health Care Authority GO, 5.00% due 9/1/2027 (Health Care Facilities Capital Improvements)	A/NR	1,250,000	1,372,787

Montgomery Water Works & Sanitary Sewer Board, 5.00% due 9/1/2017	AAA/Aa1	2,185,000	2,200,448

UAB Medicine Finance Authority, 5.00% due 9/1/2032 (University Hospital)	AA-/A1	6,000,000	6,913,920

Alaska — 0.19%

Alaska Housing Finance Corp. GO, 5.00% due 12/1/2021 (State Capital Project)	AA+/Aa2	500,000	560,925

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A-/A1	2,000,000	2,214,160

Arizona — 1.60%

Arizona Board of Regents, 5.00% due 8/1/2024 (University of Arizona SPEED)	A+/Aa3	1,635,000	1,856,902

Arizona Board of Regents, 5.00% due 8/1/2029 (University of Arizona SPEED)	A+/Aa3	1,000,000	1,162,060

Arizona HFA, 5.00% due 7/1/2017 (Dignity Health)	A/A3	1,450,000	1,450,160

Arizona HFA, 5.00% due 12/1/2031 (Scottsdale Lincoln Hospitals)	NR/A2	2,500,000	2,853,525

Arizona State University Energy Management LLC, 5.00% due 7/1/2017 (Tempe Campus Project)	AA-/A1	465,000	465,056

City of Flagstaff GO, 3.00% due 7/1/2020 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	700,000	734,090

City of Flagstaff GO, 4.00% due 7/1/2022 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	420,000	470,324

City of Flagstaff GO, 4.00% due 7/1/2023 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	226,576

City of Phoenix, 5.00% due 7/1/2017 (Civic Improvement Corp.; Insured: Natl-Re)	AA+/Aa2	1,000,000	1,000,120

County of Pima IDA, 5.00% due 12/1/2030 (Providence Day School Project)	BBB+/NR	2,000,000	2,113,840

Salt Verde Financial Corp., 5.25% due 12/1/2022 (Salt River Project Agricultural Improvement and Power District)	BBB+/Baa1	2,000,000	2,266,260

Salt Verde Financial Corp., 5.25% due 12/1/2028 (Salt River Project Agricultural Improvement and Power District)	BBB+/Baa1	770,000	918,348

State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)	AA/A1	7,280,000	7,830,368

Arkansas — 0.29%

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2031 (Fayetteville Campus)	NR/Aa2	1,000,000	1,156,430

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Board of Trustees of the University of Arkansas, 5.00% due 11/1/2032 (Fayetteville Campus)	NR/Aa2	655,000	755,104

	Board of Trustees of the University of Arkansas, 5.00% due 11/1/2033 (Fayetteville Campus)	NR/Aa2	1,000,000	1,146,370

	Board of Trustees of the University of Arkansas, 5.00% due 11/1/2034 (Fayetteville Campus)	NR/Aa2	1,000,000	1,142,100

	California — 9.16%

	Alameda County Joint Powers Authority, 5.25% due 12/1/2027 (Alameda County Medical Center Highland Hospital)	AA/Aa1	1,000,000	1,198,640

	Alameda County Joint Powers Authority, 5.25% due 12/1/2028 (Alameda County Medical Center Highland Hospital)	AA/Aa1	1,150,000	1,375,239

	Alameda County Joint Powers Authority, 5.25% due 12/1/2029 (Alameda County Medical Center Highland Hospital)	AA/Aa1	1,500,000	1,782,930

	Brentwood Infrastructure Financing Authority, 5.00% due 11/1/2026 (Insured: AGM)	AA/NR	2,000,000	2,213,580

	California Educational Facilities Authority, 5.50% due 4/1/2029 (Pitzer College)	NR/A2	3,000,000	3,292,680

	California HFFA, 5.00% due 11/15/2022 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,161,280

	California HFFA, 5.00% due 3/1/2026 (Adventist Health System/West)	A/NR	3,020,000	3,494,834

	California HFFA, 5.25% due 3/1/2027 (Dignity Health)	A/A3	5,250,000	5,894,962

	California HFFA, 5.00% due 8/15/2032 (Childrens Hospital Los Angeles)	BBB+/Baa2	350,000	401,821

	California HFFA, 5.00% due 8/15/2033 (Childrens Hospital Los Angeles)	BBB+/Baa2	600,000	686,052

	California Infrastructure & Economic Development Bank, 5.75% due 8/15/2029 (King City Joint Union High School District)	AA-/NR	1,500,000	1,671,330

	California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,000,000	2,029,080

[a]	California School Cash Reserve Program Authority, 3.00% due 6/29/2018	SP-1+/NR	7,000,000	7,147,770

	California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A+/A1	2,500,000	2,869,250

	California Statewide Community Development Authority, 6.25% due 8/15/2028 pre-refunded 8/15/2018 (Enloe Medical Center; Insured: California Mtg Insurance)	AA-/NR	1,050,000	1,112,937

[b]	California Statewide Community Development Authority, 6.00% due 7/1/2030 pre-refunded 1/1/2019 (Aspire Public Schools)	NR/NR	7,015,000	7,532,496

	Carson Redevelopment Agency, 6.25% due 10/1/2022 pre-refunded 10/1/2019 (Redevelopment Project Area No. 1)	A-/NR	1,620,000	1,808,374

	Carson Redevelopment Agency, 6.375% due 10/1/2024 pre-refunded 10/1/2019 (Redevelopment Project Area No. 1)	A-/NR	1,300,000	1,454,778

	Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	5,500,000	5,513,640

[a]	City of Los Angeles GO, 5.00% due 6/28/2018 (Cash Flow Management)	SP-1+/Mig1	10,000,000	10,402,500

	Corona-Norco USD COP, 5.00% due 4/15/2018 (Insured: AGM)	AA/A1	1,245,000	1,284,305

	Corona-Norco USD COP, 5.00% due 4/15/2021 (Insured: AGM)	AA/A1	1,000,000	1,099,850

[a]	County of Los Angeles GO, 5.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/Mig1	5,000,000	5,202,000

[a]	County of Riverside, 2.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/NR	15,000,000	15,164,850

	Delano Financing Authority, 5.00% due 12/1/2025 (City of Delano Police Station and Woollomes Avenue Bridge)	A-/NR	2,555,000	2,822,381

	El Camino Hospital District, 6.25% due 8/15/2017 (Insured: AMBAC) (ETM)	NR/NR	155,000	156,059

	Franklin-McKinley School District GO, 5.25% due 8/1/2027 (Insured: Natl-Re)	NR/Aa3	1,000,000	1,225,140

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Fresno USD GO, 6.00% due 8/1/2026 (Educational Facilities and Improvements; Insured: Natl-Re)	A+/A3	1,165,000	1,448,841

Jurupa Public Financing Authority, 5.50% due 9/1/2025 (Eastvale Community Services; Insured: AGM)	AA/NR	1,195,000	1,427,129

Jurupa Public Financing Authority, 5.50% due 9/1/2027 (Eastvale Community Services; Insured: AGM)	AA/NR	1,335,000	1,573,191

M-S-R Energy Authority, 6.125% due 11/1/2029	BBB+/NR	2,500,000	3,138,425

North City West School Facilities Financing Authority, 5.00% due 9/1/2024 (Carmel Valley Schools; Insured: AGM)	AA/NR	1,080,000	1,264,961

Oakland USD GO, 5.00% due 8/1/2032 (County of Alameda Educational Facilities)	AA-/Aa3	1,000,000	1,174,780

Oakland USD GO, 5.00% due 8/1/2033 (County of Alameda Educational Facilities)	AA-/Aa3	1,000,000	1,169,220

Oakland USD GO, 5.00% due 8/1/2034 (County of Alameda Educational Facilities)	AA-/Aa3	1,000,000	1,162,110

Redwood City Redevelopment Agency, 0% due 7/15/2023 (Redevelopment Area A-2; Insured: AMBAC)	A/NR	2,065,000	1,756,778

San Jose Redevelopment Agency, 5.25% due 8/1/2027 (Merged Area Redevelopment Project)	AA-/A1	2,400,000	2,663,424

San Jose Redevelopment Agency, 5.375% due 8/1/2028 (Merged Area Redevelopment Project)	AA-/A1	1,175,000	1,306,858

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aaa	3,000,000	2,913,480

Saratoga Union School District GO, 0% due 9/1/2023 (Insured: Natl-Re)	AA+/Aa1	900,000	798,606

State of California GO, 5.25% due 9/1/2026 (Kindergarten-University Facilities)	AA-/Aa3	5,000,000	5,779,100

State of California GO, 5.00% due 8/1/2034 (Kindergarten-University Facilities)	AA-/Aa3	5,000,000	5,885,750

State of California GO, 5.00% due 8/1/2035 (Kindergarten-University Facilities)	AA-/Aa3	4,000,000	4,698,080

Tuolumne Wind Project Authority, 5.875% due 1/1/2029 pre-refunded 1/1/2019 (Tuolumne Co.)	AA-/A2	3,000,000	3,219,480

Turlock Irrigation District, 5.00% due 1/1/2021 pre-refunded 1/1/2020	NR/NR	745,000	817,310

Turlock Irrigation District, 5.00% due 1/1/2021	AA-/A2	1,005,000	1,098,887

William S. Hart Union High School District GO, 0% due 9/1/2021 (Educational Facilities)	AA/A2	800,000	743,728

Colorado — 1.16%

City & County of Denver COP, 0.92% due 12/1/2029 put 7/3/2017 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	7,990,000	7,990,000

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 pre-refunded 11/1/2017 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/Aaa	1,220,000	1,237,336

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/A2	1,335,000	1,351,434

Park Creek Metropolitan District, 5.25% due 12/1/2020 pre-refunded 12/1/2019 (Insured: AGM)	AA/NR	1,120,000	1,228,629

Regional Transportation District COP, 5.50% due 6/1/2022 (FasTracks Transportation System)	A/Aa3	3,000,000	3,356,700

Regional Transportation District COP, 5.00% due 6/1/2028 (North Metro Rail Line)	A/Aa3	1,550,000	1,786,902

Connecticut — 1.23%

City of Hartford GO, 5.00% due 7/1/2031 (Various Public Improvements; Insured: AGM)	AA/A2	1,700,000	1,837,207

Connecticut Health & Educational Facilities Authority, 5.75% due 7/1/2029 pre-refunded 7/1/2019 (Ethel Walker School)	NR/NR	1,350,000	1,474,862

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Connecticut GO, 5.00% due 5/15/2027 (Various Capital Projects)	A+/A1	5,000,000	5,815,400

State of Connecticut GO Floating Rate Note, 1.43% due 9/15/2017 (Various Capital Projects)	A+/A1	2,000,000	1,999,980

State of Connecticut GO Floating Rate Note, 1.66% due 6/15/2018 (Various Capital Projects)	A+/A1	6,820,000	6,845,029

District of Columbia — 0.56%

Metropolitan Airports Authority, 0% due 10/1/2023 (Dulles Toll Road; Insured: AGM)	AA/A3	4,890,000	4,151,023

Metropolitan Airports Authority, 0% due 10/1/2024 (Dulles Toll Road; Insured: AGM)	AA/A3	5,000,000	4,096,300

Florida — 5.58%

Broward County School Board COP, 5.00% due 7/1/2030 (Educational Facilities)	A+/Aa3	1,250,000	1,452,275

Broward County School Board COP, 5.00% due 7/1/2032 (Educational Facilities)	A+/Aa3	2,000,000	2,307,300

City of Jacksonville, 5.00% due 10/1/2026 (Better Jacksonville Plan)	A+/A1	2,075,000	2,366,081

City of Lakeland, 5.00% due 10/1/2018 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	2,000,000	2,098,420

City of Lakeland, 5.25% due 10/1/2027 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	3,680,000	4,647,178

City of Lakeland, 5.00% due 11/15/2028 (Lakeland Regional Health Systems)	NR/A2	2,775,000	3,292,565

City of Lakeland, 5.25% due 10/1/2036 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	2,770,000	3,595,405

Escambia County HFA, 5.95% due 7/1/2020 (Florida Health Care Facility Loan Program; Insured: AMBAC) (ETM)	NR/NR	260,000	296,234

Florida Department of Management Services, 5.00% due 9/1/2018 (Financing or Acquisition of State-Owned Office Buildings; Insured: AMBAC)	AA+/Aa2	500,000	501,740

Florida State Department of Children & Families COP, 5.00% due 10/1/2018 (South Florida Evaluation Treatment Center)	AA+/NR	2,090,000	2,096,981

Florida State Department of Children & Families COP, 5.00% due 10/1/2019 (South Florida Evaluation Treatment Center)	AA+/NR	2,255,000	2,262,532

Florida State Municipal Loan Council, 5.00% due 10/1/2020 pre-refunded 10/1/2017 (Insured: Natl-Re)	A/A3	580,000	586,102

Florida State Municipal Loan Council, 5.00% due 10/1/2020 pre-refunded 10/1/2017 (Insured: Natl-Re)	A/A3	420,000	424,427

Florida State Municipal Loan Council, 5.00% due 10/1/2024 pre-refunded 10/1/2017 (Insured: Natl-Re)	A/A3	1,285,000	1,298,518

Florida State Municipal Loan Council, 5.00% due 10/1/2024 pre-refunded 10/1/2017 (Insured: Natl-Re)	A/A3	950,000	960,013

Lake County School Board COP, 5.00% due 6/1/2026 (School District Facility Projects)	A/NR	1,210,000	1,371,971

Manatee County, 5.00% due 10/1/2026 (Public Utilities System Improvements)	NR/Aa2	370,000	441,280

Manatee County, 5.00% due 10/1/2027 (Public Utilities System Improvements)	NR/Aa2	470,000	555,963

Manatee County, 5.00% due 10/1/2028 (Public Utilities System Improvements)	NR/Aa2	1,030,000	1,209,426

Manatee County, 5.00% due 10/1/2031 (Public Utilities System Improvements)	NR/Aa2	2,675,000	3,082,456

Manatee County, 5.00% due 10/1/2033 (Public Utilities System Improvements)	NR/Aa2	1,535,000	1,753,876

Miami-Dade County, 5.00% due 10/1/2028 (Miami International Airport)	A/A2	1,000,000	1,165,570

Miami-Dade County, 5.00% due 10/1/2029 (Miami International Airport)	A/A2	1,335,000	1,545,249

Miami-Dade County, 5.00% due 10/1/2030 (Miami International Airport)	A/A2	1,000,000	1,151,070

Miami-Dade County, 5.00% due 10/1/2031 (Miami International Airport)	A/A2	2,000,000	2,295,400

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2024 (University of Miami; Insured: AMBAC)	A-/A3	1,000,000	1,189,870

Miami-Dade County GO, 5.00% due 10/1/2023 (Seaport Properties)	AA/Aa2	1,040,000	1,188,699

Miami-Dade County GO, 6.25% due 7/1/2026 pre-refunded 7/1/2018 (Building Better Communities)	AA/Aa2	2,130,000	2,242,400

Miami-Dade County Health Facilities Authority, 5.00% due 8/1/2035 (Nicklaus Children’s Hospital)	A+/NR	1,020,000	1,167,706

Miami-Dade County Health Facilities Authority, 5.00% due 8/1/2036 (Nicklaus Children’s Hospital)	A+/NR	885,000	1,010,714

Miami-Dade County Health Facilities Authority, 5.00% due 8/1/2037 (Nicklaus Children’s Hospital)	A+/NR	1,000,000	1,140,210

Miami-Dade County School Board COP, 5.00% due 10/1/2021 (Insured: AMBAC)	A+/A1	3,035,000	3,463,572

Miami-Dade County School Board COP, 5.25% due 5/1/2022 pre-refunded 5/1/2018 (Insured: AGM)	AA/A1	2,600,000	2,693,288

Miami-Dade County School Board COP, 5.00% due 5/1/2030	A+/A1	3,250,000	3,732,592

Orange County, 5.00% due 10/1/2031 (Tourist Development)	AA-/Aa3	2,000,000	2,365,340

Orange County HFA, 5.125% due 10/1/2026 (Orlando Health, Inc.)	A/A2	2,000,000	2,170,080

Palm Beach County HFA, 5.00% due 12/1/2025 (Boca Raton Regional Hospital)	BBB+/NR	500,000	577,990

Sarasota County Public Hospital Board, 4.843% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	A/A1	2,000,000	2,063,800

School Board of Broward County COP, 5.00% due 7/1/2026 (Educational Facilities and Equipment)	A+/Aa3	3,000,000	3,380,760

School Board of Broward County COP, 5.00% due 7/1/2027 (Educational Facilities and Equipment)	A+/Aa3	2,000,000	2,241,780

School District of Manatee County, 5.00% due 10/1/2032 (School Facilities Improvement; Insured: AGM)	AA/NR	2,250,000	2,613,487

South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)	AA-/Aa3	1,500,000	1,507,575

Sunshine State Governmental Finance Commission, 5.00% due 9/1/2028 (Miami-Dade County Program)	AA-/Aa3	3,500,000	4,054,330

Georgia — 1.85%

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2024 (UGAREF Bolton Commons, LLC)	NR/Aa2	485,000	569,778

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2025 (UGAREF Bolton Commons, LLC)	NR/Aa2	510,000	594,803

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2027 (UGAREF Bolton Commons, LLC)	NR/Aa2	735,000	843,501

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2028 (UGAREF Bolton Commons, LLC)	NR/Aa2	590,000	673,568

City of Atlanta, 5.50% due 11/1/2022 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa2	530,000	612,394

City of Atlanta, 5.50% due 11/1/2024 pre-refunded 11/1/2019 (Water & Wastewater System; Insured: AGM)	NR/Aa2	3,260,000	3,587,206

City of Atlanta, 5.50% due 11/1/2024 (Water & Wastewater System; Insured: AGM)	NR/Aa2	1,740,000	1,909,841

Clarke County Hospital Authority, 5.00% due 1/1/2023 pre-refunded 1/1/2022 (Athens Regional Medical Center)	AA/Aa1	2,060,000	2,389,373

Clarke County Hospital Authority, 5.00% due 1/1/2024 pre-refunded 1/1/2022 (Athens Regional Medical Center)	AA/Aa1	2,310,000	2,679,346

Clarke County Hospital Authority, 5.00% due 1/1/2025 pre-refunded 1/1/2022 (Athens Regional Medical Center)	AA/Aa1	525,000	608,942

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Clarke County Hospital Authority, 5.00% due 1/1/2026 pre-refunded 1/1/2022 (Athens Regional Medical Center)	AA/Aa1	725,000	840,920

	Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	3,000,000	3,242,430

	Gwinnett County School District GO, 4.50% due 10/1/2017 (ETM)	NR/NR	690,000	696,445

	Gwinnett County School District GO, 4.50% due 10/1/2017	AAA/Aaa	6,310,000	6,369,377

	Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	A/A1	125,000	127,951

	Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2024 (South Medical Center)	AA-/Aa2	1,200,000	1,367,460

	Guam — 2.67%

	Government of Guam, 5.00% due 11/15/2031 (Various Capital Projects)	A/NR	5,500,000	6,014,800

	Government of Guam, 5.00% due 11/15/2032 (Various Capital Projects)	A/NR	12,000,000	13,069,080

[b]	Government of Guam, 5.00% due 11/15/2033 (Various Capital Projects)	A/NR	10,500,000	11,427,570

	Guam Power Authority, 5.00% due 10/1/2023 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,284,300

	Guam Power Authority, 5.00% due 10/1/2024 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,274,160

	Guam Power Authority, 5.00% due 10/1/2025 (Electric Power System; Insured: AGM)	AA/A2	2,500,000	2,833,750

	Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Baa2	1,000,000	1,147,910

	Hawaii — 0.89%

	County of Hawaii GO, 5.00% due 9/1/2033	AA-/Aa2	1,250,000	1,466,637

	State of Hawaii GO, 5.00% due 12/1/2027 pre-refunded 12/1/2021	NR/NR	2,550,000	2,955,093

	State of Hawaii GO, 5.00% due 12/1/2027 pre-refunded 12/1/2021	AA+/Aa1	3,815,000	4,419,258

	State of Hawaii GO, 5.00% due 12/1/2027 pre-refunded 12/1/2021	NR/NR	3,635,000	4,212,456

	Idaho — 0.42%

[a]	State of Idaho GO, 4.00% due 6/29/2018 (Cash Flow Management)	SP-1+/Mig1	6,000,000	6,179,340

	Illinois — 7.19%

	Board of Trustees of Southern Illinois University, 5.25% due 4/1/2019 (Housing & Auxiliary Facilities; Insured: Natl-Re)	A/A3	1,000,000	1,058,610

	Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2015 Airport Projects)	A/NR	1,000,000	1,057,040

	Chicago O’Hare International Airport, 5.00% due 1/1/2020 (2015 Airport Projects)	A/NR	1,000,000	1,090,820

	Chicago O’Hare International Airport, 5.00% due 1/1/2021 (2015 Airport Projects)	A/NR	1,000,000	1,121,910

	Chicago O’Hare International Airport, 5.00% due 1/1/2029 (2016 Airport Projects)	A/NR	1,000,000	1,171,210

	Chicago O’Hare International Airport, 5.00% due 1/1/2030 (2016 Airport Projects)	A/NR	765,000	890,299

	Chicago O’Hare International Airport, 5.00% due 1/1/2034 (2017 Airport Projects)	A/NR	2,000,000	2,296,520

	Chicago O’Hare International Airport, 5.00% due 1/1/2035 (2017 Airport Projects)	A/NR	2,700,000	3,095,523

	Chicago O’Hare International Airport, 5.00% due 1/1/2037 (2017 Airport Projects)	A/NR	3,460,000	3,951,631

	Chicago Park District GO, 5.00% due 1/1/2025 (Capital Improvement Plan)	AA+/NR	1,000,000	1,138,890

	Chicago Park District GO, 5.00% due 1/1/2027 (Capital Improvement Plan)	AA+/NR	1,945,000	2,176,922

	Chicago Park District GO, 5.00% due 1/1/2028 (Capital Improvement Plan)	AA+/NR	3,450,000	3,837,642

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Chicago Park District GO, 5.00% due 1/1/2029 (Capital Improvement Plan)	AA+/NR	1,995,000	2,205,552

	Chicago Park District GO, 5.00% due 1/1/2030 (Capital Improvement Plan)	AA+/NR	3,500,000	3,845,660

	Chicago Transit Authority, 5.00% due 12/1/2018 (Bombardier Transit Rail System)	AA/A3	1,500,000	1,567,455

	City of Chicago, 5.00% due 1/1/2028 (Wastewater Transmission System)	A/NR	5,365,000	5,974,303

	City of Chicago, 5.00% due 1/1/2029 (Wastewater Transmission System)	A/NR	2,500,000	2,757,700

	City of Chicago, 5.75% due 11/1/2030 (Water System; Insured: AMBAC)	AA+/Aa1	1,270,000	1,570,228

	City of Chicago, 5.00% due 1/1/2032 (Midway Airport)	A/A3	4,805,000	5,438,635

	City of Chicago, 5.00% due 1/1/2033 (Midway Airport)	A/A3	5,000,000	5,640,300

	City of Chicago, 5.25% due 1/1/2034 (Midway Airport)	A/A3	4,700,000	5,273,259

	City of Chicago GO, 5.00% due 1/1/2020 (Municipal Facilities Projects; Insured: AMBAC)	BBB+/Ba1	75,000	75,167

	City of Chicago GO, 5.00% due 12/1/2022 (Modern Schools Across Chicago Program; Insured: AMBAC)	BBB+/Ba1	415,000	416,204

	City of Chicago GO, 5.00% due 12/1/2024 (Modern Schools Across Chicago Program; Insured: AMBAC)	BBB+/Ba1	450,000	451,314

	City of Mount Vernon GO, 4.00% due 12/15/2025 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,900,000	1,987,172

	City of Waukegan GO, 5.00% due 12/30/2017 (Insured: AGM)	NR/A2	1,680,000	1,709,786

	City of Waukegan GO, 5.00% due 12/30/2018 (Insured: AGM)	NR/A2	2,000,000	2,096,740

	Community College District No. 525 GO, 6.25% due 6/1/2024 (Joliet Junior College)	AA/NR	500,000	522,865

	Cook County Community College District No. 508 GO, 5.25% due 12/1/2026 (City Colleges of Chicago)	BBB/NR	1,000,000	1,100,250

	Cook County GO, 5.25% due 11/15/2024	AA-/A2	3,000,000	3,250,530

	Cook County School District No. 104 GO, 0% due 12/1/2022 (Argo Summit Elementary School Facilities; Insured: AGM) (ETM)	NR/NR	2,000,000	1,822,800

	Forest Preserve District of DuPage County GO, 4.00% due 11/1/2022 (Land Acquisition and Development)	AAA/NR	750,000	840,532

	Illinois Educational Facilities Authority, 5.75% due 11/1/2028 pre-refunded 11/1/2018 (Rush University Medical Center)	A/Aaa	1,000,000	1,063,100

	Illinois Finance Authority, 5.00% due 11/1/2017 (Central DuPage Health)	AA+/Aa2	2,000,000	2,026,340

	Illinois Finance Authority, 5.00% due 8/1/2022 (Bradley University; Insured: Syncora)	A-/NR	1,000,000	1,003,250

	Illinois Finance Authority, 6.125% due 11/1/2023 pre-refunded 11/1/2018 (Advocate Health Care Network)	AA+/Aa2	5,175,000	5,527,210

	Illinois Finance Authority, 5.00% due 8/15/2024 (Silver Cross Hospital and Medical Centers)	NR/Baa1	1,000,000	1,158,350

	Illinois Finance Authority, 5.00% due 11/15/2033 (Rush University Medical Center)	A+/A1	1,000,000	1,111,880

	Illinois HFA, 5.70% due 2/20/2021 (Midwest Care Center I, Inc.; Collateralized: GNMA)	NR/Aa1	355,000	356,456

[b]	Illinois Toll Highway Authority, 5.00% due 1/1/2037 (Move Illinois Program)	AA-/Aa3	5,550,000	6,262,953

	Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2022 (McCormick Place Expansion Project)	BB+/NR	1,000,000	1,053,950

	Monroe and St. Clair Counties GO, 5.00% due 4/15/2027 (Community Unit School District No. 5; Insured: BAM)	AA/Aa3	325,000	385,658

	Monroe and St. Clair Counties GO, 5.00% due 4/15/2028 (Community Unit School District No. 5; Insured: BAM)	AA/Aa3	1,415,000	1,662,413

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Monroe and St. Clair Counties GO, 5.00% due 4/15/2029 (Community Unit School District No. 5; Insured: BAM)	AA/Aa3	1,630,000	1,900,776

Monroe and St. Clair Counties GO, 5.00% due 4/15/2030 (Community Unit School District No. 5; Insured: BAM)	AA/Aa3	1,800,000	2,084,058

Monroe and St. Clair Counties GO, 5.00% due 4/15/2031 (Community Unit School District No. 5; Insured: BAM)	AA/Aa3	1,115,000	1,282,440

Niles Park District GO, 3.00% due 12/1/2017 (Parks and Recreation Projects)	NR/Aa2	340,000	342,489

Niles Park District GO, 3.00% due 12/1/2018 (Parks and Recreation Projects)	NR/Aa2	350,000	357,599

Niles Park District GO, 3.00% due 12/1/2019 (Parks and Recreation Projects)	NR/Aa2	360,000	371,794

Niles Park District GO, 3.00% due 12/1/2020 (Parks and Recreation Projects)	NR/Aa2	370,000	385,614

State of Illinois, 5.00% due 6/15/2018	AA-/NR	2,000,000	2,063,540

Tazewell County School District GO, 9.00% due 12/1/2024 (Insured: Natl-Re)	NR/Aa3	1,205,000	1,735,405

Village of Tinley Park GO, 4.00% due 12/1/2021	AA+/NR	585,000	641,780

Village of Tinley Park GO, 5.00% due 12/1/2024	AA+/NR	870,000	1,018,622

Indiana — 2.74%

Board of Trustees for the Vincennes University, 5.375% due 6/1/2022	NR/Aa3	895,000	1,006,392

City of Carmel Redevelopment Authority, 0% due 2/1/2021 (Performing Arts Center)	AA+/Aa3	2,000,000	1,876,280

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 pre-refunded 1/15/2021 (Performing Arts Center)	NR/NR	2,730,000	3,209,989

City of Petersburg, 5.40% due 8/1/2017 (Indianapolis Power and Light Company; Insured: Natl-Re/IBC)	A/A2	1,325,000	1,330,114

Clay Multi-School Building Corp., 5.00% due 1/15/2018 (State Aid Withholding)	AA+/NR	1,735,000	1,771,001

Franklin Township Multi-School Building Corp., 5.00% due 7/10/2017 (Franklin Central High School) (State Aid Withholding)	AA+/NR	630,000	630,731

Hobart Building Corp., 6.50% due 7/15/2019 (Insured: Natl-Re) (State Aid Withholding) (ETM)	AA+/A3	1,000,000	1,089,650

Indiana Bond Bank, 5.25% due 10/15/2020 (Natural Gas Utility Improvements)	NR/A3	5,340,000	5,944,221

Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional Health Financing Program; Insured: AMBAC)	AA/NR	2,000,000	2,352,120

Indiana Finance Authority, 5.00% due 3/1/2019 (Indiana University Health)	AA/Aa2	5,000,000	5,319,950

Indiana Finance Authority, 5.00% due 11/1/2021 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	605,000	636,061

Indiana Finance Authority, 5.25% due 9/15/2022 (Marian University)	BBB-/NR	2,480,000	2,668,430

Indiana Finance Authority, 5.25% due 9/15/2023 (Marian University)	BBB-/NR	2,605,000	2,797,640

Indiana HFFA, 5.00% due 11/15/2034 (Ascension Health Credit Group)	NR/Aa2	1,325,000	1,515,707

Indiana HFFA, 5.00% due 11/15/2035 (Ascension Health Credit Group)	NR/Aa2	5,000,000	5,707,700

Indiana HFFA, 5.00% due 11/15/2036 (Ascension Health Credit Group)	NR/Aa2	2,000,000	2,276,760

Iowa — 0.32%

Iowa Finance Authority, 5.00% due 2/15/2030 (UnityPoint Health)	NR/Aa3	2,250,000	2,546,820

Iowa Finance Authority, 5.00% due 2/15/2032 (UnityPoint Health)	NR/Aa3	1,850,000	2,075,459

Kansas — 0.04%

Kansas DFA, 5.00% due 6/1/2020 (Wichita State University)	NR/Aa3	575,000	633,104

Kentucky — 2.01%

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2020 (Project No. 112)	A/Aa3	4,385,000	4,889,056

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2021 (Project No. 112)	A/Aa3	5,990,000	6,836,926

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2022 (Project No. 112)	A/Aa3	6,960,000	8,104,154

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2023 (Project No. 112)	A/Aa3	2,440,000	2,887,301

Louisville/Jefferson County Metro Government, 5.25% due 10/1/2026 (Norton Suburban Hospital and Kosair Children’s Hospital)	A-/NR	2,320,000	2,705,723

Louisville/Jefferson County Metropolitan Government, 1.50% due 10/1/2033 (Louisville Gas and Electric Company)	A/A1	4,000,000	4,002,720

Louisiana — 2.37%

City of New Orleans, 6.00% due 6/1/2024 pre-refunded 6/1/2019 (Sewerage System; Insured: AGM)	AA/A3	750,000	820,208

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2030	AA-/Aa3	1,170,000	1,351,490

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2031	AA-/Aa3	2,655,000	3,051,657

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2032	AA-/Aa3	3,000,000	3,434,970

Jefferson Sales Tax District, 5.00% due 12/1/2034 (Insured: AGM)	AA/A2	1,000,000	1,169,990

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2023 pre-refunded 9/1/2019	A+/NR	1,230,000	1,333,172

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2025 pre-refunded 9/1/2019	A+/NR	1,350,000	1,463,238

Law Enforcement District of the Parish of Plaquemines, 5.15% due 9/1/2027 pre-refunded 9/1/2019	A+/NR	1,490,000	1,619,764

Law Enforcement District of the Parish of Plaquemines, 5.30% due 9/1/2029 pre-refunded 9/1/2019	A+/NR	1,650,000	1,798,995

Louisiana Energy and Power Authority, 5.25% due 6/1/2029 (LEPA Unit No. 1; Insured: AGM)	AA/A2	1,000,000	1,160,620

Louisiana Energy and Power Authority, 5.25% due 6/1/2030 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,955,000	3,413,143

Louisiana Energy and Power Authority, 5.25% due 6/1/2031 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,145,000	2,470,203

New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)	AA/A2	1,000,000	1,020,500

New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)	AA/A2	2,000,000	2,040,380

New Orleans Regional Transit Authority, 5.00% due 12/1/2023 (Insured: AGM)	AA/Aa3	1,000,000	1,109,740

New Orleans Regional Transit Authority, 5.00% due 12/1/2024 (Insured: AGM)	AA/Aa3	1,000,000	1,103,540

Office Facilities Corp., 5.00% due 3/1/2019 (Louisiana State Capitol Complex Program)	A+/A1	390,000	413,732

Parish of Lafourche, 5.00% due 1/1/2024 (Roads, Highways and Bridges)	AA-/NR	1,065,000	1,248,287

Parish of Lafourche, 5.00% due 1/1/2025 (Roads, Highways and Bridges)	AA-/NR	2,620,000	3,100,953

Terrebonne Parish Hospital Service District 1, 5.00% due 4/1/2028 (General Medical Center)	A/A3	1,500,000	1,609,875

Massachusetts — 1.79%

Massachusetts Bay Transportation Authority, 5.25% due 7/1/2030 (Transportation Capital Program)	AAA/Aa1	1,000,000	1,274,910

Massachusetts Development Finance Agency, 5.00% due 7/1/2019 (CareGroup Healthcare System)	A-/A3	2,800,000	3,003,000

Massachusetts Development Finance Agency, 5.00% due 7/1/2020 (CareGroup Healthcare System)	A-/A3	5,000,000	5,527,500

Massachusetts Development Finance Agency, 5.00% due 7/1/2021 (CareGroup Healthcare System)	A-/A3	2,330,000	2,645,669

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Massachusetts Development Finance Agency, 5.50% due 10/1/2025 (Simmons College)	BBB+/Baa1	460,000	538,678

	Massachusetts Development Finance Agency, 5.50% due 10/1/2028 (Simmons College)	BBB+/Baa1	1,330,000	1,539,143

	Massachusetts Development Finance Agency, 5.00% due 7/1/2033 (CareGroup Healthcare System)	A-/A3	5,000,000	5,779,550

	Massachusetts Development Finance Agency, 5.00% due 7/1/2034 (CareGroup Healthcare System)	A-/A3	2,320,000	2,673,823

	Massachusetts Development Finance Agency, 5.00% due 7/1/2036 (CareGroup Healthcare System)	A-/A3	1,750,000	2,007,985

	Massachusetts Educational Financing Authority, 5.50% due 1/1/2022 (Higher Education Student Loans)	AA/NR	1,130,000	1,224,061

	Michigan — 3.97%

	Board of Governors of Wayne State University, 5.00% due 11/15/2031 (Educational Facilities and Equipment)	A+/Aa3	1,010,000	1,159,278

	City of Troy GO, 5.00% due 11/1/2025 (Downtown Development Authority-Community Center Facilities)	AAA/NR	300,000	343,050

	County of Genesee, 5.00% due 11/1/2024 (Water Supply System; Insured: BAM)	AA/A2	610,000	700,939

	County of Genesee, 5.00% due 11/1/2025 (Water Supply System; Insured: BAM)	AA/A2	345,000	394,639

	County of Genesee, 5.25% due 11/1/2026 (Water Supply System; Insured: BAM)	AA/A2	900,000	1,033,938

	County of Genesee, 5.25% due 11/1/2027 (Water Supply System; Insured: BAM)	AA/A2	1,375,000	1,571,336

	County of Genesee, 5.25% due 11/1/2028 (Water Supply System; Insured: BAM)	AA/A2	645,000	733,662

	County of Genesee, 5.00% due 11/1/2029 (Water Supply System; Insured: BAM)	AA/A2	1,210,000	1,351,776

	County of Genesee, 5.00% due 11/1/2030 (Water Supply System; Insured: BAM)	AA/A2	1,195,000	1,331,170

	County of Genesee, 5.125% due 11/1/2032 (Water Supply System; Insured: BAM)	AA/A2	750,000	837,270

	Detroit City School District GO, 5.25% due 5/1/2026 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa1	3,150,000	3,755,808

	Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa1	1,100,000	1,320,176

	Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2019 (Bronson Healthcare; Insured: AGM)	AA/A2	2,000,000	2,069,060

	Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2022 pre-refunded 5/15/2020 (Bronson Healthcare; Insured: AGM)	NR/A2	1,365,000	1,508,898

	Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2022 (Bronson Healthcare; Insured: AGM)	NR/A2	1,105,000	1,210,649

	Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2026 pre-refunded 5/15/2021 (Bronson Healthcare)	NR/NR	1,110,000	1,273,592

	Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2026 (Bronson Healthcare)	NR/A2	175,000	195,795

	Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2029 (Bronson Healthcare)	NR/A2	2,150,000	2,487,851

	Michigan Finance Authority, 5.00% due 4/1/2026 (Government Loan Program)	A+/NR	1,580,000	1,733,686

[b]	Michigan Finance Authority, 5.00% due 8/1/2031 (Beaumont Health Credit Group)	A/A1	19,080,000	21,629,469

	Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	890,000	917,982

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan State Hospital Finance Authority, 5.00% due 11/15/2024 pre-refunded 11/15/2017 (Edward W. Sparrow Hospital Association)	NR/NR	1,520,000	1,543,150

Michigan State Hospital Finance Authority, 5.00% due 11/15/2024 (Edward W. Sparrow Hospital Association)	A+/A1	620,000	628,246

Michigan State Hospital Finance Authority, 5.625% due 11/15/2029 pre-refunded 11/15/2019 (Henry Ford Health System)	A/A3	2,500,000	2,760,250

Michigan Strategic Fund, 5.25% due 10/15/2023 pre-refunded 10/15/2018 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa2	1,000,000	1,054,670

Royal Oak Hospital Finance Authority, 8.00% due 9/1/2029 pre-refunded 9/1/2018 (William Beaumont Hospital)	NR/Aaa	2,540,000	2,746,553

State of Michigan, 5.50% due 11/1/2020 (Trunk Line Fund; Insured: AGM)	AA+/Aa2	1,500,000	1,705,170

Minnesota — 0.19%

Minnesota Agriculture & Economic Development Board, 5.50% due 2/15/2025 (Essentia Health; Insured: AGM)	AA/NR	2,500,000	2,743,700

Mississippi — 0.49%

Mississippi Development Bank, 5.25% due 8/1/2027 pre-refunded 8/1/2020 (Department of Corrections)	AA-/NR	3,415,000	3,836,992

Mississippi Development Bank GO, 5.00% due 3/1/2025 (Capital City Convention Center)	A+/Baa2	2,850,000	3,330,766

Missouri — 0.74%

Missouri Development Finance Board, 5.125% due 4/1/2022 pre-refunded 4/1/2018 (Eastland Center)	A-/NR	2,000,000	2,053,420

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2019 (Webster University) (ETM)	NR/A2	2,235,000	2,387,896

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2021 (Webster University) (ETM)	NR/A2	2,520,000	2,868,339

Missouri Health and Educational Facilities Authority, 0.93% due 9/1/2030 put 7/3/2017 (Washington University; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	600,000	600,000

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Public Improvements) (ETM)	NR/NR	335,000	343,171

Tax Increment Financing Commission of Kansas City, 5.00% due 5/1/2022 (Union Hill Redevelopment Project)	NR/NR	2,495,000	2,581,951

Montana — 0.05%

City of Forsyth, 0.95% due 1/1/2018 put 7/3/2017 (PacifiCorp; LOC: Bank of Nova Scotia) (daily demand notes)	A+/Aa3	700,000	700,000

Nevada — 0.88%

Carson City, 5.00% due 9/1/2027 (Carson Tahoe Regional Medical Center)	BBB+/NR	2,450,000	2,709,700

Washoe County GO, 5.00% due 7/1/2026 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	5,000,000	5,660,750

Washoe County GO, 5.00% due 7/1/2029 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,259,320

Washoe County GO, 5.00% due 7/1/2032 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,240,780

New Hampshire — 0.53%

New Hampshire Health and Education Facilities Authority, 5.25% due 10/1/2023 pre-refunded 10/1/2017 (Southern New Hampshire Medical Center)	NR/NR	770,000	778,763

New Hampshire Health and Education Facilities Authority, 5.25% due 10/1/2023 (Southern New Hampshire Medical Center)	A-/NR	230,000	232,436

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2026	AA+/Aa2	1,860,000	2,199,264

State of New Hampshire, 5.00% due 2/1/2022 (Turnpike System)	A+/A1	2,250,000	2,584,597

State of New Hampshire, 5.00% due 2/1/2024 (Turnpike System)	A+/A1	1,755,000	2,006,930

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	New Jersey — 3.65%

	Burlington County Bridge Commission, 4.00% due 12/1/2017 (County Governmental Loan Program)	AA/Aa2	850,000	861,084

	Cape May County Industrial Pollution Control Financing Authority, 6.80% due 3/1/2021 (Atlantic City Electric Company; Insured: Natl-Re)	A/A3	560,000	647,175

	Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re)	NR/Aa2	2,500,000	3,100,775

	New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	BBB+/Baa1	2,000,000	2,102,040

	New Jersey EDA, 5.50% due 9/1/2026 (School Facilities Construction; Insured: AMBAC)	BBB+/Baa1	3,000,000	3,429,030

	New Jersey EDA, 5.50% due 9/1/2027 (School Facilities Construction; Insured: Natl-Re)	A/A3	1,700,000	1,999,336

	New Jersey EDA, 5.00% due 6/15/2029 (School Facilities Construction)	BBB+/Baa1	12,890,000	13,346,950

	New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2027 (Virtua Health)	AA-/NR	2,000,000	2,306,820

	New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2028 (Virtua Health)	AA-/NR	1,000,000	1,142,420

	New Jersey Transportation Trust Fund Authority, 5.50% due 12/15/2020 (State Transportation System Improvements; Insured: Natl-Re)	A/A3	3,185,000	3,507,895

	New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2023 (State Transportation System Improvements)	A+/Baa1	1,000,000	1,031,710

	New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2023 (State Transportation System Improvements)	A+/Baa1	1,500,000	1,640,685

	New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System Improvements)	A+/Baa1	1,000,000	1,029,870

	New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System Improvements)	A+/Baa1	1,000,000	1,100,040

	New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2027 (State Transportation System Improvements)	A+/Baa1	9,750,000	10,637,543

	New Jersey Transportation Trust Fund Authority, 2.11% due 6/15/2034 (State Transportation System Improvements)	BBB+/Baa1	2,000,000	1,944,040

	Passaic Valley Sewage Commissioners GO, 5.75% due 12/1/2022	NR/A3	3,000,000	3,562,860

	New Mexico — 0.67%

	City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	3,000,000	3,238,200

	City of Las Cruces, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,040,000	2,229,251

	New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,130,000	2,247,448

[a]	Regents of New Mexico State University, 5.00% due 4/1/2034 (Campus Buildings Acquisition & Improvements)	AA-/A1	1,810,000	2,099,835

	New York — 9.52%

	City of New York GO, 5.00% due 8/1/2027 (City Budget Financial Management)	AA/Aa2	4,530,000	5,340,417

	City of New York GO, 5.00% due 8/1/2030 (City Budget Financial Management)	AA/Aa2	5,000,000	5,875,350

	City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	4,000,000	4,671,080

	City of New York GO, 0.95% due 1/1/2036 put 7/3/2017 (Gowanus Canal Site; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	13,400,000	13,400,000

	County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,300,000	1,504,984

	Erie County Industrial Development Agency, 5.00% due 5/1/2019 (City of Buffalo School District) (State Aid Withholding) (ETM)	NR/NR	1,190,000	1,276,215

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Erie County Industrial Development Agency, 5.00% due 5/1/2019 (City of Buffalo School District) (State Aid Withholding)	AA/Aa2	1,810,000	1,938,166

Erie County Industrial Development Agency, 5.00% due 5/1/2027 (City of Buffalo School District) (State Aid Withholding)	AA/Aa2	5,000,000	5,883,600

Metropolitan Transportation Authority, 5.00% due 11/15/2024 (Transit and Commuter System)	AA-/A1	5,435,000	6,587,220

Metropolitan Transportation Authority, 5.00% due 11/15/2025	AA-/A1	10,000,000	12,231,500

New York City Municipal Water Finance Authority, 0.94% due 6/15/2035 put 7/3/2017 (Water & Sewer System; LOC: Citibank, N.A.) (daily demand notes)	AAA/Aa1	5,200,000	5,200,000

New York City Municipal Water Finance Authority, 0.95% due 6/15/2043 put 7/3/2017 (Water and Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	8,100,000	8,100,000

New York City Municipal Water Finance Authority, 0.96% due 6/15/2048 put 7/3/2017 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	500,000	500,000

New York City Municipal Water Finance Authority, 0.98% due 6/15/2048 put 7/3/2017 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	1,600,000	1,600,000

New York City Municipal Water Finance Authority, 0.95% due 6/15/2050 put 7/3/2017 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	19,000,000	19,000,000

New York City Transitional Finance Authority, 0.97% due 8/1/2031 put 7/3/2017 (City Capital Projects; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aaa	26,250,000	26,250,000

New York City Transitional Finance Authority, 0.95% due 11/1/2036 put 7/3/2017 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	1,700,000	1,700,000

New York City Transitional Finance Authority, 0.95% due 2/1/2045 put 7/3/2017 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	1,000,000	1,000,000

New York State Dormitory Authority, 5.00% due 7/1/2017 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	850,000	850,094

New York State Dormitory Authority, 5.25% due 5/15/2021 (State University Educational Facilities)	AA/Aa2	500,000	562,585

New York State Dormitory Authority, 5.00% due 7/1/2023 (Miriam Osborn Memorial Home Assoc.)	NR/NR	2,180,000	2,302,494

New York State Dormitory Authority, 5.00% due 12/15/2027 (Metropolitan Transportation Authority & State Urban Development Corp.)	AAA/Aa1	2,500,000	2,931,900

New York State Thruway Authority, 5.00% due 1/1/2030 (Multi-Year Highway and Bridge Capital Program)	A/A2	7,480,000	8,707,618

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza)	NR/A1	1,700,000	1,823,420

North Carolina — 1.63%

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2018 (Carolinas HealthCare System)	AA-/Aa3	600,000	606,420

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2028 (Carolinas HealthCare System)	AA-/Aa3	2,190,000	2,521,632

Charlotte-Mecklenburg Hospital Authority, 0.93% due 1/15/2037 put 7/3/2017 (Carolinas HealthCare System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	16,500,000	16,500,000

Charlotte-Mecklenburg Hospital Authority, 0.93% due 1/15/2038 put 7/3/2017 (Carolinas HealthCare System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	700,000	700,000

North Carolina Medical Care Commission, 5.00% due 6/1/2030 (Vidant Health)	A+/A1	3,000,000	3,440,010

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

North Dakota — 0.07%

County of Ward, 5.125% due 7/1/2021 (Trinity Health System)	BBB-/NR	1,000,000	1,003,340

Ohio — 4.04%

Akron, Bath and Copley Joint Township Hospital District, 5.00% due 11/15/2024 (Children’s Hospital Medical Center of Akron)	NR/A1	1,000,000	1,140,920

American Municipal Power, Inc., 5.25% due 2/15/2028 (AMP Fremont Energy Center)	A/A1	4,000,000	4,571,960

Cincinnati City School District COP, 5.00% due 12/15/2031 (School Improvement Project)	A+/Aa3	3,075,000	3,483,237

City of Cleveland, 3.00% due 10/1/2017 (Parks and Recreation Facilities)	AA+/A1	490,000	492,626

City of Cleveland, 5.00% due 11/15/2027 (Public Facilities Improvements)	AA+/A1	1,285,000	1,519,705

City of Cleveland, 5.00% due 10/1/2028 (Bridges and Roadways)	AA+/A1	2,420,000	2,850,881

City of Cleveland, 5.00% due 11/15/2028 (Public Facilities Improvements)	AA+/A1	1,000,000	1,181,000

City of Cleveland, 5.00% due 10/1/2029 (Bridges and Roadways)	AA+/A1	100,000	117,211

City of Cleveland, 5.00% due 11/15/2029 (Public Facilities Improvements)	AA+/A1	1,415,000	1,662,200

City of Cleveland, 5.00% due 11/15/2030 (Public Facilities Improvements)	AA+/A1	1,485,000	1,737,168

City of Cleveland GO, 5.00% due 12/1/2024 (Various Municipal Capital Improvements)	AA+/A1	1,000,000	1,182,980

City of Cleveland GO, 5.00% due 12/1/2026 (Various Municipal Capital Improvements)	AA+/A1	1,230,000	1,453,602

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2021 (Cleveland Museum of Art)	AA+/NR	2,040,000	2,275,090

Cleveland-Cuyahoga County Port Authority, 5.00% due 7/1/2025 (County Administration Offices)	AA-/Aa3	1,780,000	2,132,404

County of Allen, 5.00% due 5/1/2025 (Catholic Health Partners-Mercy Health West Facility)	A+/A2	4,470,000	5,080,066

County of Allen, 5.00% due 5/1/2026 (Catholic Health Partners-Mercy Health West Facility)	A+/A2	3,855,000	4,351,987

County of Cuyahoga COP, 5.00% due 12/1/2026 (Convention Center Hotel)	AA-/A1	2,910,000	3,387,124

County of Hamilton, 5.00% due 12/1/2018	AA-/A1	1,000,000	1,055,710

County of Hamilton, 5.00% due 12/1/2021	AA-/A1	1,100,000	1,266,639

County of Hamilton, 5.00% due 12/1/2023	AA-/A1	1,000,000	1,196,400

County of Hamilton, 5.00% due 5/15/2028 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	2,665,000	3,120,848

County of Hamilton, 5.00% due 5/15/2029 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	1,000,000	1,164,140

County of Hamilton, 5.00% due 5/15/2031 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	4,420,000	5,095,774

County of Scioto, 5.00% due 2/15/2030 (Southern Ohio Medical Center)	NR/A2	1,690,000	1,958,541

County of Scioto, 5.00% due 2/15/2032 (Southern Ohio Medical Center)	NR/A2	925,000	1,060,855

County of Scioto, 5.00% due 2/15/2033 (Southern Ohio Medical Center)	NR/A2	1,000,000	1,139,550

Deerfield Township, 5.00% due 12/1/2025 (Public Street Improvements-Wilkens Blvd.)	NR/A1	1,000,000	1,014,690

Lucas County Health Care Facility, 5.00% due 8/15/2021 (Sunset Retirement Community)	NR/NR	970,000	1,009,838

Lucas County Health Care Facility, 5.125% due 8/15/2025 (Sunset Retirement Community)	NR/NR	1,250,000	1,388,862

Oklahoma — 0.50%

Oklahoma DFA, 5.00% due 8/15/2026 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,198,350

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oklahoma DFA, 5.00% due 8/15/2027 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,184,910

Oklahoma Industries Authority, 5.50% due 7/1/2023 pre-refunded 7/1/2018 (Oklahoma Medical Research Foundation)	NR/A2	3,730,000	3,898,223

Oklahoma Municipal Power Authority, 5.00% due 1/1/2018 (Power Supply System Capital Projects; Insured: AGM)	AA/A2	1,000,000	1,019,910

Pennsylvania — 6.92%

Allegheny County Hospital Development Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	2,500,000	2,677,175

Allegheny County IDA, 5.90% due 8/15/2026 (Propel Charter School-McKeesport)	BBB-/NR	905,000	951,897

Allegheny County IDA, 6.375% due 8/15/2035 (Propel Charter School-McKeesport)	BBB-/NR	1,130,000	1,198,998

Bethlehem Area School District GO, 5.00% due 10/15/2020 pre-refunded 04/15/2019 (Northampton and Lehigh Counties District; Insured: AGM) (State Aid Withholding)	AA/NR	95,000	101,634

Bethlehem Area School District GO, 5.00% due 10/15/2020 (Northampton and Lehigh Counties District; Insured: AGM) (State Aid Withholding)	AA/NR	380,000	401,630

City of Philadelphia, 5.00% due 10/1/2029 (Water and Wastewater System)	A+/A1	1,100,000	1,301,674

City of Philadelphia, 5.00% due 10/1/2030 (Water and Wastewater System)	A+/A1	2,410,000	2,834,618

City of Philadelphia, 5.00% due 8/1/2032 (Pennsylvania Gas Works)	A/Baa1	1,000,000	1,126,570

City of Philadelphia, 5.00% due 8/1/2033 (Pennsylvania Gas Works)	A/Baa1	800,000	898,224

City of Philadelphia, 5.00% due 8/1/2034 (Pennsylvania Gas Works)	A/Baa1	500,000	559,130

City of Pittsburgh GO, 5.00% due 9/1/2024 (Capital Projects)	A+/A1	500,000	597,490

City of Pittsburgh GO, 5.00% due 9/1/2035 (Capital Projects)	A+/A1	515,000	597,817

City of Pittsburgh GO, 5.00% due 9/1/2036 (Capital Projects)	A+/A1	700,000	810,586

Commonwealth of Pennsylvania GO, 5.00% due 3/15/2022 (Capital Facilities Projects)	AA-/Aa3	12,485,000	14,398,826

County of Luzerne GO, 5.00% due 11/15/2029 (Insured: AGM)	AA/NR	3,000,000	3,367,830

Dallastown Area School District GO, 4.00% due 5/1/2021 (State Aid Withholding)	AA/NR	460,000	504,395

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2030 (Acquisition of Susquehanna Resource Management Facility)	AA-/NR	3,000,000	3,424,080

Lehigh County IDA, 0.90% due 2/15/2027 put 8/15/2017 (PPL Electric Utilities Corp.)	A/A1	3,250,000	3,250,032

Monroeville Financing Authority, 5.00% due 2/15/2026 (University of Pittsburgh Medical Center)	A+/Aa3	3,490,000	4,249,633

Pennsylvania Economic DFA, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	4,755,000	4,786,668

Pennsylvania Higher Education Facilities Authority, 0% due 7/1/2020 (Insured: AMBAC)	NR/NR	2,032,839	1,635,785

Pennsylvania State Public School Building Authority GO, 5.00% due 6/1/2027 (Philadelphia School District; Insured: AGM) (State Aid Withholding)	AA/A2	5,000,000	5,808,950

Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 pre-refunded 12/1/2020 (Highway Improvements)	NR/NR	1,390,000	1,584,266

Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 (Highway Improvements)	A-/A3	2,610,000	2,876,377

Philadelphia Authority for Industrial Development, 5.00% due 9/1/2032 (Thomas Jefferson University)	A+/A2	3,685,000	4,229,422

Philadelphia Authority for Industrial Development, 5.00% due 9/1/2034 (Thomas Jefferson University)	A+/A2	2,000,000	2,275,880

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Philadelphia Municipal Authority, 5.00% due 4/1/2032 (Juvenile Justice Services Center)	A+/A2	3,695,000	4,221,611

Philadelphia Municipal Authority, 5.00% due 4/1/2033 (Juvenile Justice Services Center)	A+/A2	2,155,000	2,452,498

Philadelphia Municipal Authority, 5.00% due 4/1/2034 (Juvenile Justice Services Center)	A+/A2	1,765,000	1,999,215

Philadelphia Municipal Authority, 5.00% due 4/1/2035 (Juvenile Justice Services Center)	A+/A2	1,750,000	1,977,570

Philadelphia Municipal Authority, 5.00% due 4/1/2036 (Juvenile Justice Services Center)	A+/A2	1,760,000	1,987,322

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2030 (Water and Sewer System; Insured: AGM)	A/A2	5,000,000	5,741,200

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,740,000	4,280,580

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,665,000	4,194,739

Plum Borough School District GO, 4.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding) (ETM)	AA/NR	365,000	367,369

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	355,000	366,644

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	405,000	435,582

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	385,000	414,071

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	425,000	464,623

Plum Borough School District GO, 5.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	430,000	487,478

School District of Philadelphia GO, 5.00% due 9/1/2018 (School Reform Commission) (State Aid Withholding)	NR/A2	5,250,000	5,437,582

Rhode Island — 0.35%

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2024 (Training School Project)	AA-/Aa3	3,595,000	4,211,399

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2023 (Consolidated Capital Development Loan)	AA/Aa2	800,000	888,152

South Carolina — 0.82%

City of Myrtle Beach, 5.00% due 6/1/2028 (Municipal Sports Complex)	AA-/A1	1,000,000	1,145,670

City of Myrtle Beach, 5.00% due 6/1/2030 (Municipal Sports Complex)	AA-/A1	1,000,000	1,131,950

Greenwood Fifty School Facilities, Inc., 5.00% due 12/1/2025 pre-refunded 12/1/2017 (School District No. 50; Insured: AGM)	AA/A1	2,400,000	2,441,376

South Carolina Public Service Authority, 5.00% due 12/1/2031 (Capital Improvement Program)	AA-/A1	2,385,000	2,644,822

South Carolina Public Service Authority, 5.00% due 12/1/2031 (Capital Improvement Program)	AA-/A1	1,515,000	1,724,646

Sumter Two School Facilities, Inc., 5.00% due 12/1/2021 pre-refunded 12/1/2017 (School District No. 2; Insured: AGM)	AA/A3	2,855,000	2,904,705

South Dakota — 0.39%

South Dakota Health and Educational Facilities Authority, 5.00% due 7/1/2023 (Avera Health)	AA-/A1	1,575,000	1,780,537

South Dakota Health and Educational Facilities Authority, 5.00% due 11/1/2024 (Sanford Health)	A+/A1	1,700,000	1,834,011

South Dakota Health and Educational Facilities Authority, 5.00% due 11/1/2028 (Sanford Health)	A+/A1	800,000	937,904

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	South Dakota Health and Educational Facilities Authority, 5.00% due 11/1/2029 (Sanford Health)	A+/A1	1,000,000	1,160,220

	Tennessee — 1.03%

	County of Shelby Health, Educational and Housing Facility Board, 5.00% due 5/1/2027 (Methodist Le Bonheur Healthcare)	AA-/A1	635,000	775,354

	County of Shelby Health, Educational and Housing Facility Board, 5.00% due 5/1/2031 (Methodist Le Bonheur Healthcare)	AA-/A1	1,260,000	1,488,526

	County of Shelby Health, Educational and Housing Facility Board, 5.00% due 5/1/2035 (Methodist Le Bonheur Healthcare)	AA-/A1	1,665,000	1,932,899

	Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023 (The Gas Project)	BBB+/A3	2,500,000	2,812,800

[b]	Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023 (The Gas Project)	BBB+/A3	7,000,000	8,098,300

	Texas — 11.88%

	Austin Community College District, 5.50% due 8/1/2023 pre-refunded 8/1/2018 (Round Rock Campus)	AA/Aa2	2,180,000	2,287,430

	Bexar County Health Facilities Development Corp., 5.00% due 7/1/2027 (Army Retirement Residence)	BBB/NR	1,165,000	1,167,237

	City of Austin (Travis, Williamson and Hays Counties), 5.00% due 11/15/2033 (Water and Wastewater System)	AA/Aa2	4,000,000	4,735,560

	City of Austin (Travis, Williamson and Hays Counties), 5.00% due 11/15/2035 (Water and Wastewater System)	AA/Aa2	8,185,000	9,616,229

	City of Austin (Travis, Williamson and Hays Counties), 5.00% due 11/15/2036 (Water and Wastewater System)	AA/Aa2	6,985,000	8,187,607

	City of Brownsville, 5.00% due 9/1/2017 (Water, Wastewater & Electric Utilities Systems)	A+/A2	500,000	503,495

	City of Brownsville, 5.00% due 9/1/2020 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,000,000	1,109,340

	City of Dallas GO, 5.00% due 2/15/2025 (Public Improvements)	AA-/NR	1,000,000	1,179,790

	City of Dallas GO, 5.00% due 2/15/2028 (Trinity River Corridor Infrastructure)	AA-/A1	1,000,000	1,138,730

	City of Dallas GO, 5.00% due 2/15/2028 (Public Improvements)	AA-/NR	3,635,000	4,194,390

	City of Dallas GO, 5.00% due 2/15/2030 (Public Improvements)	AA-/NR	3,585,000	4,066,752

	City of Dallas GO, 5.00% due 2/15/2034 (Public Improvements)	AA-/NR	1,500,000	1,667,400

	City of Galveston, 5.00% due 9/1/2021 (Galveston Island Convention Center; Insured: AGM)	NR/A2	545,000	609,920

	City of Galveston, 5.00% due 9/1/2024 (Galveston Island Convention Center; Insured: AGM)	NR/A2	1,115,000	1,289,141

	City of Houston, 5.00% due 9/1/2032 (Convention & Entertainment Facilities)	A-/A2	3,560,000	4,045,584

	City of Houston GO, 5.00% due 3/1/2020 (Public Improvements)	AA/Aa3	5,000,000	5,489,300

	City of Houston GO, 5.00% due 3/1/2021 (Public Improvements)	AA/Aa3	5,000,000	5,644,800

	City of Houston GO, 5.00% due 3/1/2023 (Public Improvements)	AA/Aa3	5,000,000	5,894,650

	City of Houston GO, 5.00% due 3/1/2027 (Public Improvements)	AA/Aa3	1,175,000	1,412,491

	City of McAllen, 5.00% due 3/1/2028 (International Toll Bridge; Insured: AGM)	AA/NR	1,390,000	1,641,493

	City of McAllen, 5.00% due 3/1/2029 (International Toll Bridge; Insured: AGM)	AA/NR	590,000	691,687

	City of McAllen, 5.00% due 3/1/2030 (International Toll Bridge; Insured: AGM)	AA/NR	1,530,000	1,780,430

	City of McAllen, 5.00% due 3/1/2031 (International Toll Bridge; Insured: AGM)	AA/NR	1,610,000	1,862,126

	City of McAllen, 5.00% due 3/1/2032 (International Toll Bridge; Insured: AGM)	AA/NR	1,000,000	1,151,640

	City of Pharr Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	5,050,000	5,356,131

	City of San Antonio, 5.00% due 7/1/2024 (Airport System Capital Improvements) (AMT)	A/A2	2,065,000	2,316,703

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of San Antonio, 5.00% due 7/1/2025 (Airport System Capital Improvements) (AMT)	A/A2	1,160,000	1,292,716

City of San Antonio, 2.25% due 2/1/2033 (Electric and Gas Systems)	AA-/NR	4,655,000	4,745,400

City of San Antonio, 5.00% due 5/15/2033 (Water System)	AA/Aa2	1,500,000	1,758,975

City of San Antonio, 5.00% due 5/15/2034 (Water System)	AA/Aa2	1,575,000	1,838,828

City of San Antonio, 3.00% due 12/1/2045 put 12/1/2019 (Electric and Gas Systems)	AA-/Aa2	5,200,000	5,370,924

City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A-/A1	2,705,000	3,171,748

Dallas Area Rapid Transit, 5.00% due 12/1/2034	AA+/Aa2	5,475,000	6,372,736

Dallas Area Rapid Transit, 5.00% due 12/1/2035	AA+/Aa2	4,000,000	4,642,880

Dallas Area Rapid Transit, 5.00% due 12/1/2036	AA+/Aa2	3,000,000	3,474,870

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2027	A/A2	1,905,000	2,284,666

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2028 (Memorial Hermann Health System)	A+/A1	3,000,000	3,504,030

Houston Higher Education Finance Corp., 6.50% due 5/15/2031 pre-refunded 5/15/2021 (Cosmos Foundation, Inc.)	NR/NR	415,000	496,730

Houston Higher Education Finance Corp., 6.50% due 5/15/2031 pre-refunded 5/15/2021 (Cosmos Foundation, Inc.)	BBB/NR	360,000	429,242

Katy ISD GO, 5.00% due 2/15/2034 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	7,560,000	8,864,327

Kimble County Hospital District GO, 5.00% due 8/15/2017 (Medical Facilities Improvements) (ETM)	NR/NR	510,000	512,698

Kimble County Hospital District GO, 5.00% due 8/15/2018 (Medical Facilities Improvements) (ETM)	NR/NR	525,000	548,840

La Vernia Higher Education Finance Corp., 5.75% due 8/15/2024 pre-refunded 8/15/2019 (Kipp, Inc.)	BBB/NR	3,000,000	3,285,360

Lower Colorado River Authority, 5.00% due 5/15/2026 pre-refunded 5/15/2022	NR/NR	55,000	64,248

Lower Colorado River Authority, 5.00% due 5/15/2026	A/A2	9,415,000	10,806,914

North Central Texas Health Facilities Development Corp., 5.00% due 8/15/2019 (Children’s Medical Center of Dallas)	NR/Aa2	270,000	290,218

North Texas Tollway Authority, 5.00% due 9/1/2017 (Special Projects System)	AA+/NR	450,000	453,186

North Texas Tollway Authority, 5.00% due 1/1/2020 (NTTA System)	A/A1	2,000,000	2,180,600

Round Rock ISD GO, 5.00% due 8/1/2028 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,840,000	3,423,535

Round Rock ISD GO, 5.00% due 8/1/2029 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,980,000	3,563,067

San Juan Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	1,590,000	1,727,376

Tarrant Regional Water District, 5.00% due 3/1/2028 (Water Control and Improvement)	AAA/NR	2,000,000	2,420,160

Tarrant Regional Water District, 5.00% due 3/1/2029 (Water Control and Improvement)	AAA/NR	1,650,000	1,978,020

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	3,000,000	3,015,780

Texas Public Finance Authority Charter School Finance Corp., 6.00% due 2/15/2030 pre-refunded 2/15/2020 (Cosmos Foundation, Inc.)	BBB/NR	1,750,000	1,959,877

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	2,000,000	2,010,520

Texas Transportation Commission, 5.00% due 8/15/2024 (Central Texas Turnpike System)	BBB+/Baa1	1,500,000	1,749,465

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Texas Transportation Commission, 5.00% due 8/15/2025 (Central Texas Turnpike System)	BBB+/Baa1	750,000	872,880

	Texas Transportation Commission GO, 5.00% due 4/1/2022 (Highway Improvements)	AAA/Aaa	1,000,000	1,165,850

	Texas Transportation Commission GO, 5.00% due 4/1/2023 (Highway Improvements)	AAA/Aaa	1,000,000	1,189,330

	Texas Transportation Commission GO, 5.00% due 4/1/2024 (Highway Improvements)	AAA/Aaa	1,000,000	1,211,980

	Trinity River Authority, 5.00% due 2/1/2025 (Red Oak Creek System)	AA-/NR	625,000	755,288

	Uptown Development Authority, 5.50% due 9/1/2029 pre-refunded 9/1/2019 (Infrastructure Improvements)	BBB/NR	1,250,000	1,366,525

	U.S. Virgin Islands — 0.28%

	Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/Caa2	5,000,000	4,105,500

	Utah — 0.09%

	Local Building Authority of Salt Lake Valley Fire Service Area, 5.25% due 4/1/2020 pre-refunded 4/1/2018	NR/Aa2	1,250,000	1,290,150

	Virginia — 0.04%

	County of Hanover IDA, 6.00% due 10/1/2021 (FirstHealth Richmond Memorial Hospital) (ETM)	A/NR	590,000	629,501

	Washington — 2.97%

[b]	City of Seattle, 5.00% due 2/1/2019 (Light and Power Improvements)	AA/Aa2	3,000,000	3,185,220

	King County Public Hospital District No. 2 GO, 5.00% due 12/1/2028 (EvergreenHealth Medical Center)	NR/Aa3	1,015,000	1,182,546

	King County Public Hospital District No. 2 GO, 5.00% due 12/1/2029 (EvergreenHealth Medical Center)	NR/Aa3	2,930,000	3,390,039

	King County Public Hospital District No. 2 GO, 5.00% due 12/1/2030 (EvergreenHealth Medical Center)	NR/Aa3	600,000	690,576

	King County Public Hospital District No. 2 GO, 5.00% due 12/1/2031 (EvergreenHealth Medical Center)	NR/Aa3	2,040,000	2,335,800

	Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2025 (Skagit Regional Health)	NR/A1	4,860,000	5,659,956

	Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2028 (Skagit Regional Health)	NR/A1	3,000,000	3,455,970

	Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2027 (Island Hospital)	NR/A1	2,445,000	2,752,508

	Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2028 (Island Hospital)	NR/A1	2,195,000	2,459,146

	State of Washington COP, 5.00% due 7/1/2030 (Acquisition and Improvements of Real and Personal Property)	NR/Aa2	4,415,000	5,284,976

	State of Washington COP, 5.00% due 7/1/2031 (Acquisition and Improvements of Real and Personal Property)	NR/Aa2	4,635,000	5,519,219

	Tacoma School District No.10 GO, 5.00% due 12/1/2019 (Pierce County Capital Projects)	AA+/Aa1	1,000,000	1,092,050

	Tacoma School District No.10 GO, 5.00% due 12/1/2020 (Pierce County Capital Projects)	AA+/Aa1	1,000,000	1,124,770

	Washington Health Care Facilities Authority, 5.25% due 8/15/2024 pre-refunded 8/15/2018 (MultiCare Systems; Insured: AGM)	AA/Aa3	1,000,000	1,045,830

	Washington Health Care Facilities Authority, 6.25% due 8/1/2028 pre-refunded 8/1/2018 (Highline Medical Centers; Insured: FHA 242)	NR/NR	3,985,000	4,204,494

	Wisconsin — 2.40%

	Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Agnesian Healthcare, Inc.)	A/A2	2,170,000	2,370,768

19

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2023 (ProHealth Care, Inc.)	A+/A1	1,980,000	2,234,806

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2024 (ProHealth Care, Inc.)	A+/A1	2,460,000	2,770,034

Wisconsin Health & Educational Facilities Authority, 5.50% due 7/1/2025 (Agnesian Healthcare, Inc.)	A/A2	5,000,000	5,524,550

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2025 (ProHealth Care, Inc.)	A+/A1	3,180,000	3,572,889

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2026 (ProHealth Care, Inc.)	A+/A1	3,305,000	3,688,909

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2035 (Ascension Health)	AA+/Aa2	10,000,000	11,472,300

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2036 (Ascension Health)	AA+/Aa2	3,000,000	3,431,670

TOTAL INVESTMENTS — 98.14% (Cost $1,380,639,996)			$1,435,638,417

OTHER ASSETS LESS LIABILITIES — 1.86%			27,152,701

NET ASSETS — 100.00%			$1,462,791,118

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	When-issued security.

b	Segregated as collateral for a when-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IBC	Insured Bond Certificate
IDA	Industrial Development Authority

ISD	Independent School District

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

SONYMA	State of New York Mortgage Authority

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

20

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

21

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2017 (Unaudited)

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$1,435,638,417	$-	$1,435,638,417	$-

Total Investments in Securities	$1,435,638,417	$-	$1,435,638,417	$-

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,380,639,996

Gross unrealized appreciation on a tax basis	$59,085,111
Gross unrealized depreciation on a tax basis	(4,086,690)

Net unrealized appreciation (depreciation) on investments (tax basis)	$54,998,421

22

SCHEDULE OF INVESTMENTS

Thornburg Strategic Municipal Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Arizona — 1.29%

	Arizona HFA, 5.00% due 12/1/2031 (Scottsdale Lincoln Hospitals)	NR/A2	$2,500,000	$2,853,525

	Pima County IDA, 5.125% due 12/1/2040 (Providence Day School)	BBB+/NR	710,000	744,059

	Arkansas — 0.41%

	University of Arkansas Board of Trustees, 5.00% due 11/1/2036 (Fayetteville Campus)	NR/Aa2	1,000,000	1,139,970

	California — 16.73%

	ABAG Finance Authority for Nonprofit Corporations, 5.00% due 7/1/2047 (Episcopal Senior Communities)	NR/NR	1,635,000	1,752,867

	Benicia USD GO, 0% due 8/1/2026 (Benicia High School; Insured: AGM)	AA/A2	830,000	658,481

	California HFFA, 6.25% due 2/1/2026 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	AA-/NR	1,500,000	1,735,905

	California HFFA, 5.00% due 11/15/2034 (Children’s Hospital Los Angeles)	BBB+/Baa2	420,000	460,958

	California HFFA, 5.00% due 8/15/2036 (Children’s Hospital Los Angeles)	BBB+/Baa2	500,000	567,565

	California Municipal Finance Authority, 8.50% due 11/1/2039 pre-refunded 11/1/2019 (Harbor Regional Center)	NR/A3	1,000,000	1,170,180

[a]	California Pollution Control Financing Authority, 5.00% due 11/21/2045 (Poseidon Resources (Channelside) LP Desalination Project) (AMT)	NR/Baa3	3,000,000	3,201,060

[b]	California School Cash Reserve Program Authority, 3.00% due 6/29/2018	SP-1+/NR	2,000,000	2,042,220

	California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A+/A1	1,000,000	1,147,700

	California State Public Works Board, 6.25% due 4/1/2034 pre-refunded 4/1/2019 (Department of General Services-Office Buildings 8 and 9 Renovation)	A+/Aaa	100,000	109,116

	California Statewide Communities Development Authority, 5.00% due 7/1/2020 pre-refunded 1/1/2019 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	95,000	98,154

	California Statewide Communities Development Authority, 5.00% due 5/15/2035 (Irvine East Campus Apartments)	NR/Baa1	2,975,000	3,351,486

	California Statewide Communities Development Authority, 6.125% due 7/1/2046 pre-refunded 1/1/2019 (Aspire Public Schools)	NR/NR	995,000	1,070,252

	Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	2,210,000	1,588,172

	Carson Redevelopment Agency, 7.00% due 10/1/2036 pre-refunded 10/1/2019 (Project Area 1)	A-/NR	500,000	566,230

	Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	1,500,000	1,503,720

[b]	City of Los Angeles GO, 5.00% due 6/28/2018 (Cash Flow Management)	SP-1+/Mig1	2,000,000	2,080,500

	City of Moorpark Mobile Home Park, 6.15% due 5/15/2031 (Villa Del Arroyo)	A+/NR	1,000,000	1,115,940

	City of Palm Springs Financing Authority, 5.25% due 6/1/2027 (Downtown Revitalization Project)	AA/NR	1,620,000	1,860,440

[a]	Corona-Norco USD COP, 5.00% due 4/15/2031 (Insured: AGM)	AA/A1	1,750,000	1,903,965

	County of El Dorado, 5.00% due 9/1/2026 (El Dorado Hills Development-Community Facilities)	A/NR	630,000	715,510

[b]	County of Los Angeles GO, 5.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/Mig1	1,000,000	1,040,400

[b]	County of Riverside, 2.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/NR	3,000,000	3,032,970

	Daly County Housing Development Finance Agency, 5.25% due 12/15/2023 (Franciscan Country Club Mobile Home Park Acquisition)	A+/NR	650,000	660,270

	M-S-R Energy Authority, 6.50% due 11/1/2039	BBB+/NR	1,000,000	1,407,750

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oakland USD GO, 5.00% due 8/1/2035 (County of Alameda Educational Facilities)	AA-/Aa3	1,000,000	1,159,750

Redwood City Redevelopment Agency, 0% due 7/15/2021 (Redevelopment Project Area 2; Insured: AMBAC)	A/NR	1,285,000	1,166,703

Riverside County Asset Leasing Corp., 0% due 6/1/2021 (Riverside County Hospital; Insured: Natl-Re)	A/A1	535,000	498,679

San Francisco City & County Redevelopment Financing Authority, 0% due 8/1/2023 (Redevelopment Project; Insured: Natl-Re)	A/A2	1,025,000	900,001

San Francisco City & County Redevelopment Financing Authority, 6.50% due 8/1/2039 pre-refunded 8/1/2019 (Mission Bay North Redevelopment)	A-/NR	250,000	278,175

San Francisco City & County Redevelopment Financing Authority, 6.75% due 8/1/2041 pre-refunded 2/1/2021 (Mission Bay North Redevelopment)	A-/NR	500,000	598,080

San Jose Redevelopment Agency, 5.50% due 8/1/2035 (Merged Area Redevelopment)	AA-/A1	1,000,000	1,096,140

State of California GO, 5.00% due 8/1/2032 (Kindergarten-University Facilities)	AA-/Aa3	4,600,000	5,467,744

Union Elementary School District, 0% due 9/1/2027 (Santa Clara County District Schools; Insured: Natl-Re)	AA+/NR	905,000	687,357

Colorado — 1.33%

Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	BBB-/Baa2	1,000,000	1,165,180

Eagle River Fire District, 6.625% due 12/1/2024 pre-refunded 12/1/2019	NR/NR	225,000	254,212

Eagle River Fire District, 6.875% due 12/1/2030 pre-refunded 12/1/2019	NR/NR	400,000	454,204

Public Authority for Colorado Energy, 5.75% due 11/15/2018 (Natural Gas Purchase)	BBB+/Baa1	285,000	293,832

Public Authority for Colorado Energy, 6.50% due 11/15/2038 (Natural Gas Purchase)	BBB+/Baa1	260,000	364,000

Regional Transportation District COP, 5.375% due 6/1/2031 (FasTracks Transportation System)	A/Aa3	500,000	548,700

Regional Transportation District COP, 5.00% due 6/1/2044 (FasTracks Transportation System)	A/Aa3	565,000	629,421

Connecticut — 1.83%

Connecticut Health & Educational Facilities Authority, 6.00% due 7/1/2039 pre-refunded 7/1/2019 (Ethel Walker School)	NR/NR	1,000,000	1,097,430

State of Connecticut GO Floating Rate Note, 1.43% due 9/15/2017 (Various Capital Projects)	A+/A1	1,000,000	999,990

State of Connecticut GO Floating Rate Note, 1.66% due 6/15/2018 (Various Capital Projects)	A+/A1	3,000,000	3,011,010

Delaware — 0.39%

Delaware HFA, 5.00% due 7/1/2021 (Nanticoke Memorial Hospital)	BBB/NR	1,000,000	1,089,880

District of Columbia — 0.39%

Metropolitan Washington Airports Authority, 0% due 10/1/2027 (Dulles Toll Road; Insured: AGM)	AA/A3	1,500,000	1,079,160

Florida — 5.20%

City of Gainesville, 0.93% due 10/1/2026 put 7/3/2017 (Utilities System; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA-/Aa2	2,200,000	2,200,000

City of Miami GO, 5.00% due 1/1/2018 (Homeland Defense/Neighborhood Capital Improvements)	AA-/A1	1,790,000	1,821,629

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2027 (Nova Southeastern University)	A-/Baa1	1,000,000	1,104,150

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2028 (Nova Southeastern University)	A-/Baa1	1,250,000	1,445,050

Miami-Dade County Expressway Authority, 5.00% due 7/1/2022 (Toll System Five-Year Work Program)	A/A2	625,000	721,094

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Miami-Dade County Expressway Authority, 5.00% due 7/1/2024 (Toll System Five-Year Work Program)	A/A2	625,000	744,938

	Miami-Dade County School Board COP, 5.00% due 8/1/2027 (District School Facilities and Infrastructure)	A+/A1	1,100,000	1,251,591

	Orange County, 5.00% due 10/1/2031 (Tourist Development)	AA-/Aa3	1,000,000	1,182,670

	Pinellas County Educational Facilities Authority, 5.25% due 10/1/2030 (Barry University)	BBB/NR	500,000	539,385

	Sarasota County Public Hospital Board, 4.843% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	A/A1	1,000,000	1,031,900

	Tampa Sports Authority, 5.75% due 10/1/2020 (Tampa Bay Arena; Insured: Natl-Re)	A/NR	725,000	780,013

	Volusia County Educational Facilities Authority, 5.00% due 10/15/2030 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	1,500,000	1,684,425

	Georgia — 1.28%

[b]	Atlanta Development Authority, 6.50% due 1/1/2029 (Georgia Proton Treatment Center)	NR/NR	1,000,000	986,490

	City of Atlanta, 6.25% due 11/1/2034 pre-refunded 11/1/2019 (Water and Wastewater Capital Improvement Program)	AA-/Aa2	500,000	558,805

	Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	1,000,000	1,080,810

	Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A-/A3	515,000	527,602

	Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)	BBB+/NR	350,000	405,874

	Guam — 3.55%

	Government of Guam, 5.00% due 11/15/2031 (Economic Development)	A/NR	2,000,000	2,187,200

	Government of Guam, 5.00% due 11/15/2032 (Various Capital Projects)	A/NR	3,000,000	3,267,270

	Government of Guam, 5.75% due 12/1/2034 pre-refunded 12/1/2019 (Layon Solid Waste Disposal Facility)	BBB+/NR	500,000	555,080

	Government of Guam Department of Education COP, 6.875% due 12/1/2040 (John F. Kennedy High School)	B+/NR	1,000,000	1,054,680

	Government of Guam GO, 7.00% due 11/15/2039 pre-refunded 11/15/2019 (Economic Development)	NR/NR	520,000	590,959

	Guam Power Authority, 5.00% due 10/1/2027 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,128,480

	Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Baa2	500,000	573,955

	Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Baa2	500,000	556,160

	Idaho — 0.55%

[b]	State of Idaho GO, 4.00% due 6/29/2018 (Cash Flow Management)	SP-1+/Mig1	1,500,000	1,544,835

	Illinois — 8.88%

	Board of Education of the City of Chicago GO, 5.00% due 12/1/2020 (Education Capital Improvement Program; Insured: AGM)	AA/A2	365,000	372,939

	Board of Education of the City of Chicago GO, 5.00% due 12/1/2041 (Education Capital Improvement Program)	B/B3	1,210,000	949,935

	Board of Education of the City of Chicago GO, 7.00% due 12/1/2044 (Education Capital Improvement Program)	B/NR	1,000,000	951,880

	Chicago Park District, 5.00% due 1/1/2027	AA+/NR	825,000	950,029

[a]	Chicago Park District GO, 5.00% due 1/1/2035 (Various Capital Projects)	AA+/NR	2,000,000	2,161,060

	City of Chicago, 5.00% due 1/1/2018	BB+/Ba1	500,000	503,680

	City of Chicago, 0% due 11/1/2018 (Water System Improvements; Insured: AMBAC)	A+/Baa1	305,000	298,543

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Chicago, 5.00% due 1/1/2022	BB+/Ba1	1,195,000	1,224,493

City of Chicago, 5.00% due 11/1/2029 (Water System Improvements)	A/Baa2	200,000	215,402

City of Chicago, 5.00% due 1/1/2030 (Wastewater Transmission System)	A/NR	1,500,000	1,645,260

City of Chicago, 5.00% due 1/1/2031 (Riverwalk Expansion Project; Insured: AGM)	AA/A2	500,000	542,675

City of Chicago, 5.00% due 1/1/2031 (Chicago O’Hare International Airport)	A/NR	500,000	578,620

City of Chicago GO, 5.00% due 1/1/2020 (Capital Projects; Insured: AGM)	AA/A2	475,000	476,757

City of Chicago GO, 5.00% due 1/1/2026 (Debt Restructuring)	BBB+/NR	500,000	501,375

City of Chicago GO, 5.25% due 1/1/2035 (Various Infrastructure Projects)	BBB+/Ba1	500,000	493,245

Cook County GO, 5.25% due 11/15/2033	AA-/A2	1,000,000	1,046,450

Illinois Finance Authority, 5.00% due 8/1/2029 (Advocate Health Care Network)	AA+/Aa2	2,195,000	2,527,630

Illinois Finance Authority, 5.00% due 8/15/2035 (Silver Cross Hospital & Medical Centers)	NR/Baa1	2,355,000	2,571,495

Illinois Finance Authority, 5.75% due 11/15/2037 pre-refunded 11/15/2017 (OSF Healthcare System)	A/A2	330,000	336,089

Illinois Finance Authority, 6.00% due 5/15/2039 pre-refunded 5/15/2020 (OSF Healthcare System)	NR/NR	990,000	1,121,026

Illinois Toll Highway Authority, 5.00% due 1/1/2037 (Move Illinois Program)	AA-/Aa3	1,000,000	1,128,460

Kane, Cook, & DuPage Counties School District No. 46 GO, 5.00% due 1/1/2028	AA-/NR	1,000,000	1,136,970

Kane, Cook, & DuPage Counties School District No. 46 GO, 5.00% due 1/1/2031	AA-/NR	2,255,000	2,528,126

Metropolitan Water Reclamation District of Greater Chicago GO, 5.25% due 12/1/2032 (Various Capital Improvement Projects)	AA+/Aa2	40,000	48,714

Will County School District No. 114 GO, 0% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	NR/A3	570,000	476,463

Indiana — 1.84%

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 pre-refunded 1/15/2021 (Performing Arts Center)	NR/NR	1,000,000	1,175,820

City of Whiting Environmental Facilities, 5.00% due 3/1/2046 (BP Products North America Inc. Project) (AMT)	A-/A1	2,500,000	2,864,875

Indiana Finance Authority, 6.375% due 9/15/2041 (Marian University)	BBB-/NR	1,000,000	1,100,020

Kansas — 1.12%

City of Wichita, 5.85% due 12/1/2025 (Brentwood Apartments)	B/NR	895,000	849,346

Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2031 (Utility System Improvement)	A+/A3	1,000,000	1,146,870

Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2032 (Utility System Improvement)	A+/A3	1,000,000	1,142,670

Kentucky — 2.22%

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2020 pre-refunded 11/1/2018 (Project No. 89; Insured: AGM)	AA/Aa3	2,500,000	2,634,400

County of Owen, 6.25% due 6/1/2039 (Kentucky-American Water Co. Project)	A/A3	540,000	580,468

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/A3	715,000	649,413

Kentucky Economic DFA, 0% due 10/1/2022 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/A3	2,650,000	2,333,033

Louisiana — 1.83%

City of New Orleans, 5.00% due 12/1/2034 (Water System Facilities Improvement)	A-/NR	400,000	452,852

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisiana Energy and Power Authority, 5.25% due 6/1/2038 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,000,000	2,273,720

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	2,250,000	2,376,450

Massachusetts — 0.30%

Massachusetts Development Finance Agency, 5.00% due 7/1/2032 (Jordan Hospital and Milton Hospital)	A-/A3	355,000	404,096

Massachusetts Development Finance Agency, 5.00% due 7/1/2033 (Jordan Hospital and Milton Hospital)	A-/A3	200,000	226,144

Massachusetts Educational Financing Authority, 6.00% due 1/1/2028	AA/NR	195,000	205,895

Michigan — 5.35%

Board of Governors of Wayne State University, 5.00% due 11/15/2033 (Educational Facilities and Equipment)	A+/Aa3	1,250,000	1,424,012

City of Troy GO, 5.25% due 11/1/2032 (Downtown Development Authority-Community Center Facilities)	AAA/NR	1,025,000	1,171,606

County of Genesee GO, 5.375% due 11/1/2038 (Water Supply System; Insured: BAM)	AA/A2	1,000,000	1,124,250

Detroit City School District, 5.00% due 5/1/2025 (School Building & Site; Insured: Q-SBLF)	AA-/Aa1	1,000,000	1,121,120

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site; Insured: AGM)	AA/Aa1	1,000,000	1,200,160

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2036 pre-refunded 5/15/2020 (Bronson Methodist Hospital)	NR/NR	550,000	607,981

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2036 (Bronson Methodist Hospital)	NR/A2	450,000	485,167

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2041 pre-refunded 5/15/2021 (Bronson Methodist Hospital)	NR/NR	860,000	986,747

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2041 (Bronson Methodist Hospital)	NR/A2	140,000	152,615

Livonia Public School District GO, 5.00% due 5/1/2036 (School Building & Site)	AA/A2	225,000	248,792

Michigan Finance Authority, 5.00% due 4/1/2031 (State Dept. of Human Services Office Buildings)	A+/NR	1,000,000	1,081,740

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	975,000	1,005,654

Michigan State Hospital Finance Authority, 5.75% due 11/15/2039 pre-refunded 11/15/2019 (Henry Ford Health System)	A/A3	1,000,000	1,107,020

Michigan Strategic Fund, 7.00% due 5/1/2021 (Detroit Edison Company; Insured: Natl-Re/AMBAC)	NR/NR	250,000	298,760

Wayne County Airport Authority, 5.00% due 12/1/2031 (Detroit Metropolitan Wayne County Airport)	A/A2	650,000	732,199

Wayne County Airport Authority, 5.00% due 12/1/2033 (Detroit Metropolitan Wayne County Airport)	A/A2	825,000	924,099

Wayne County Airport Authority, 5.00% due 12/1/2034 (Detroit Metropolitan Wayne County Airport)	A/A2	1,140,000	1,272,149

Missouri — 1.08%

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Public Improvements) (ETM)	NR/NR	420,000	430,244

Tax Increment Financing Commission of Kansas City, 6.00% due 5/1/2030 (Union Hill Redevelopment Project)	NR/NR	2,505,000	2,589,844

Nebraska — 0.72%

Douglas County Health Facilities, 5.00% due 11/1/2029 (Nebraska Methodist Health System)	A-/NR	950,000	1,098,390

Douglas County Health Facilities, 5.00% due 11/1/2030 (Nebraska Methodist Health System)	A-/NR	800,000	919,424

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	New Hampshire — 0.62%

	New Hampshire Health and Education Facilities Authority, 0.92% due 7/1/2035 put 7/3/2017 (University System of New Hampshire; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA-/Aa3	1,740,000	1,740,000

	New Jersey — 4.12%

	Higher Education Student Assistance Authority, 5.75% due 12/1/2039 (NJCLASS Student Loan Program) (AMT)	A/A2	750,000	810,698

	New Jersey Economic Development Authority, 5.50% due 6/15/2030 (School Facilities Construction)	BBB+/Baa1	1,000,000	1,089,340

	New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	BBB+/Baa1	1,000,000	1,051,020

	New Jersey EDA, 5.50% due 9/1/2027 (School Facilities Construction; Insured: Natl-Re)	A/A3	1,000,000	1,176,080

	New Jersey EDA, 5.00% due 6/15/2029 (School Facilities Construction)	BBB+/Baa1	2,000,000	2,070,900

	New Jersey Transit Corp., 5.00% due 9/15/2020 (Federal Transit Administration Section 5307 Urbanized Area Formula Funds)	A/A3	1,000,000	1,072,770

[a]	New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2027 (State Transportation System Improvements)	A+/Baa1	3,000,000	3,273,090

	New Jersey Transportation Trust Fund Authority, 2.11% due 6/15/2034 (State Transportation System Improvements)	BBB+/Baa1	1,000,000	972,020

	New Mexico — 1.33%

	City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	1,000,000	1,079,400

	New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,500,000	2,637,850

	New York — 11.78%

	City of New York GO, 0.94% due 8/1/2022 put 7/3/2017 (Capital Projects; Insured: AGM; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA/Aa2	600,000	600,000

	City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	3,000,000	3,583,800

	City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	2,000,000	2,335,540

	City of New York GO, 0.95% due 1/1/2036 put 7/3/2017 (Gowanus Canal Site; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	1,000,000	1,000,000

	City of New York GO, 0.95% due 1/1/2036 put 7/3/2017 (City Budget Financial Management; Insured: JP Morgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	1,050,000	1,050,000

	City of New York GO, 0.97% due 4/1/2042 put 7/3/2017 (City Budget Financial Management; LOC: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	2,000,000	2,000,000

	City of Syracuse, 5.00% due 8/1/2017 (City Public and School Building Capital Projects; Insured: AGM) (State Aid Withholding)	AA/Aa3	400,000	401,364

	New York City Municipal Water Finance Authority, 0.94% due 6/15/2032 put 7/3/2017 (Water and Sewer System; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA+/Aa1	1,930,000	1,930,000

	New York City Municipal Water Finance Authority, 0.94% due 6/15/2045 put 7/3/2017 (Water & Sewer System; SPA: U.S. Bank, N.A.) (daily demand notes)	AAA/Aa1	1,730,000	1,730,000

	New York City Municipal Water Finance Authority, 0.96% due 6/15/2048 put 7/3/2017 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	4,100,000	4,100,000

	New York City Municipal Water Finance Authority, 0.98% due 6/15/2048 put 7/3/2017 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	1,000,000	1,000,000

	New York City Transitional Finance Authority, 0.97% due 11/1/2022 put 7/3/2017 (World Trade Center Recovery; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aa1	1,905,000	1,905,000

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	New York City Transitional Finance Authority, 0.97% due 8/1/2031 put 7/3/2017 (City Capital Projects; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aaa	2,250,000	2,250,000

	New York City Transitional Finance Authority, 0.95% due 11/1/2036 put 7/3/2017 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	4,275,000	4,275,000

	New York State Housing Finance Agency, 0.95% due 11/1/2046 put 7/3/2017 (160 Madison Avenue Housing Development; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A1	600,000	600,000

	Tobacco Settlement Asset Securitization Corp., 5.00% due 6/1/2022	A/NR	1,000,000	1,133,600

	Town of Oyster Bay GO, 3.50% due 2/2/2018	NR/NR	1,000,000	1,010,410

	Town of Oyster Bay GO, 2.50% due 6/1/2018 (Plainview, Locust Valley, South Farmingdale, Jericho, Bethpage, Oyster Bay Water Districts)	NR/NR	1,985,000	1,993,952

	North Carolina — 0.62%

	North Carolina Medical Care Commission, 5.00% due 6/1/2029 (Vidant Health)	A+/A1	1,500,000	1,731,870

	Ohio — 1.40%

	Akron, Bath and Copley Joint Hospital District, 5.25% due 11/15/2030 (Summa Health)	NR/Baa1	1,420,000	1,644,616

	American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A2	500,000	513,050

	City of Akron, 5.00% due 12/1/2031 (Community Learning Centers)	AA+/NR	625,000	717,475

	Cleveland-Cuyahoga County Port Authority, 7.00% due 5/15/2040 (Flats East Development Project; LOC: Fifth Third Bank)	BBB+/NR	945,000	1,034,803

	Pennsylvania — 7.47%

	Allegheny County IDA, 6.75% due 8/15/2035 (Propel Charter School)	BBB-/NR	920,000	988,659

	Coatesville Area School District GO, 5.00% due 8/1/2024 (Insured: AGM) (State Aid Withholding)	AA/A2	975,000	1,153,903

	Coatesville Area School District GO, 5.00% due 8/1/2025 (Insured: AGM) (State Aid Withholding)	AA/A2	500,000	598,205

	County of Luzerne GO, 5.00% due 11/15/2029 (Insured: AGM)	AA/NR	1,000,000	1,122,610

	Cumberland County Municipal Authority, 5.00% due 1/1/2018 (Diakon Lutheran Social Ministries)	NR/NR	580,000	590,162

	Lancaster County Hospital Authority, 5.00% due 11/1/2019 (Masonic Villages Project)	A/NR	2,675,000	2,877,765

[a]	Lehigh County IDA, 0.90% due 2/15/2027 put 8/15/2017 (PPL Electric Utilities Corp.)	A/A1	5,500,000	5,500,055

	Pennsylvania Economic DFA, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	1,145,000	1,152,626

	Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 pre-refunded 12/1/2020 (Highway Improvements)	NR/NR	695,000	792,133

	Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 (Highway Improvements)	A-/A3	1,305,000	1,438,188

	Philadelphia Authority for Industrial Development, 5.00% due 9/1/2035 (Thomas Jefferson University)	A+/A2	1,500,000	1,702,920

	Philadelphia IDA, 6.00% due 8/1/2035 pre-refunded 8/1/2020 (Mast Charter School)	BBB/NR	1,000,000	1,144,600

	Philadelphia Municipal Authority, 5.00% due 4/1/2038 (Juvenile Justice Services Center)	A+/A2	1,360,000	1,534,447

	Philadelphia School District GO, 4.50% due 9/1/2017 (Capital Improvements; Insured: BHAC) (State Aid Withholding)	AA+/Aa1	250,000	251,435

	Rhode Island — 0.27%

	Pawtucket Housing Authority, 5.50% due 9/1/2022 pre-refunded 9/1/2020	NR/NR	90,000	104,649

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Pawtucket Housing Authority, 5.50% due 9/1/2022	A+/NR	225,000	256,982

	Pawtucket Housing Authority, 5.50% due 9/1/2024 pre-refunded 9/1/2020	NR/NR	100,000	116,277

	Pawtucket Housing Authority, 5.50% due 9/1/2024	A+/NR	250,000	285,115

	South Carolina — 0.70%

[a]	South Carolina Public Service Authority, 5.00% due 12/1/2034 (Summer Nuclear Units 2 and 3)	AA-/A1	1,780,000	1,950,791

	South Dakota — 0.45%

	South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2027 (Avera Health)	AA-/A1	400,000	442,772

	South Dakota Health & Educational Facilities Authority, 5.50% due 11/1/2040 (Sanford Health)	A+/A1	750,000	805,148

	Tennessee — 0.63%

	Shelby County Health, Educational and Housing Facility, 5.00% due 5/1/2036 (Methodist Le Bonheur Healthcare)	AA-/A1	1,000,000	1,158,140

	Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024	BBB+/A3	500,000	586,140

	Texas — 10.57%

	Austin Convention Enterprises, Inc., 5.00% due 1/1/2032 (Convention Center Hotel First Tier)	BBB+/NR	500,000	571,045

	Austin Convention Enterprises, Inc., 5.00% due 1/1/2033 (Convention Center Hotel First Tier)	BBB+/NR	600,000	682,620

	Austin Convention Enterprises, Inc., 5.00% due 1/1/2034 (Convention Center Hotel First Tier)	BBB+/NR	500,000	566,235

	City of Dallas GO, 5.00% due 2/15/2031 (Public Improvements)	AA-/NR	1,930,000	2,174,454

	City of Houston, 5.00% due 9/1/2025 (Convention & Entertainment Facilities Department)	A-/A2	1,000,000	1,185,220

	City of Houston, 5.00% due 9/1/2028 (Convention & Entertainment Facilities Department)	A-/A2	325,000	376,243

	City of Houston, 5.00% due 11/15/2028 (Combined Utility System)	AA/Aa2	2,500,000	2,960,775

	City of Houston, 5.00% due 9/1/2034 (Convention & Entertainment Facilities Department)	A-/A2	1,550,000	1,745,393

	City of Houston GO, 5.00% due 3/1/2032 (Public Improvements)	AA/Aa3	3,000,000	3,502,290

	City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A-/A1	1,165,000	1,366,021

	Harris County Cultural Education Facilities Finance Corp., 0.95% due 9/1/2031 put 7/3/2017 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,800,000	1,800,000

	Harris County-Houston Sports Authority, 5.00% due 11/15/2030	A-/A2	2,000,000	2,303,340

	Kimble County Hospital District, 6.25% due 8/15/2033 pre-refunded 8/15/2019	NR/NR	500,000	553,235

	La Vernia Higher Education Finance Corp., 6.25% due 8/15/2039 pre-refunded 8/15/2019 (Kipp, Inc.)	BBB/NR	1,000,000	1,105,570

	Lower Colorado River Authority, 5.00% due 5/15/2026 pre-refunded 5/15/2022	NR/NR	20,000	23,363

	Lower Colorado River Authority, 5.00% due 5/15/2026	A/A2	2,980,000	3,420,563

	San Antonio Energy Acquisition Public Facilities Corp., 5.50% due 8/1/2021 (Natural Gas Supply Agreement)	BBB+/A3	40,000	45,080

	San Juan Higher Education Finance Authority, 6.70% due 8/15/2040 pre-refunded 8/15/2020 (IDEA Public Schools)	BBB/NR	1,000,000	1,167,490

	Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	155,000	155,815

	Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	1,550,000	1,558,153

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Texas Public Finance Authority Charter School Finance Corp., 6.20% due 2/15/2040 pre-refunded 2/15/2020 (Cosmos Foundation, Inc.)	BBB/NR	1,000,000	1,125,070

Texas Transportation Commission, 5.00% due 8/15/2034 (Central Texas Turnpike System)	BBB+/Baa1	1,000,000	1,111,810

U.S. Virgin Islands — 0.14%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2037	NR/Caa2	500,000	399,985

Utah — 1.76%

City of Murray, 0.92% due 5/15/2036 put 7/3/2017 (IHC Health Services, Inc.) (daily demand notes)	AA+/Aa1	2,675,000	2,675,000

Herriman City, 4.75% due 11/1/2022 pre-refunded 5/1/2020 (Towne Center Access and Utility Improvements)	AA-/NR	1,000,000	1,099,470

Utah Transit Authority, 5.00% due 6/15/2033 (Integrated Mass Transit System)	A+/A1	1,000,000	1,147,510

Washington — 1.73%

Skagit County Public Hospital District No. 1, 5.75% due 12/1/2028 pre-refunded 12/1/2017 (Skagit Valley Hospital)	NR/Baa2	1,510,000	1,541,091

Washington Health Care Facilities Authority, 5.70% due 7/1/2038 (Overlake Hospital Medical Center)	A/A2	1,000,000	1,101,040

Washington Health Care Facilities Authority, 5.75% due 1/1/2045 (Catholic Health Initiatives)	BBB+/Baa1	2,000,000	2,199,300

Wisconsin — 0.36%

Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A2	1,000,000	1,000,020

TOTAL INVESTMENTS — 100.24% (Cost $265,525,200)			$279,859,990

LIABILITIES NET OF OTHER ASSETS — (0.24)%			(667,350)

NET ASSETS — 100.00%			$279,192,640

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Segregated as collateral for a when-issued security.

b	When-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2017 (Unaudited)

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

Q-SBLF	Insured by Qualified School Bond Loan Fund

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2017 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$279,859,990	$-	$279,859,990	$-

Total Investments in Securities	$279,859,990	$-	$279,859,990	$-

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$265,525,200

Gross unrealized appreciation on a tax basis	$14,634,448
Gross unrealized depreciation on a tax basis	(299,658)

Net unrealized appreciation (depreciation) on investments (tax basis)	$14,334,790

11

SCHEDULE OF INVESTMENTS

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	ABAG Finance Authority for Nonprofit Corporations, 0.86% due 8/1/2024 put 7/10/2017 (Sharp HealthCare; LOC: Bank of America, N.A.) (weekly demand notes)	AA+/Aa1	$10,700,000	$10,700,000

	Alameda County Joint Powers Authority, 5.00% due 12/1/2018 (Alameda County Medical Center Highland Hospital)	AA/Aa1	400,000	422,696

	Alameda County Joint Powers Authority, 5.00% due 12/1/2019 (Alameda County Medical Center Highland Hospital)	AA/Aa1	750,000	819,953

	Alameda County Joint Powers Authority, 5.00% due 12/1/2019 (Juvenile Justice)	AA/Aa1	3,010,000	3,290,743

	Alameda County Joint Powers Authority, 5.00% due 12/1/2020 (Alameda County Medical Center Highland Hospital)	AA/Aa1	725,000	817,713

	Alameda County Joint Powers Authority, 5.00% due 12/1/2020 (Juvenile Justice)	AA/Aa1	3,200,000	3,609,216

	Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Public Facilities Capital Projects)	AA/Aa1	1,000,000	1,158,940

	Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Juvenile Justice)	AA/Aa1	500,000	579,470

	Alameda County Joint Powers Authority, 5.00% due 12/1/2024 (Alameda County Medical Center Highland Hospital)	AA/Aa1	2,500,000	2,981,225

	Anaheim Public Financing Authority, 0.01% due 9/1/2022 (Public Improvements; Insured: AGM)	AA/A2	3,000,000	2,692,890

	Bay Area Toll Authority, 1.50% due 4/1/2047 put 4/2/2018 (San Francisco Bay Area Toll Bridge)	AA/Aa3	3,165,000	3,169,399

	Bay Area Toll Authority, 1.61% due 4/1/2047 put 10/1/2019 (San Francisco Bay Area Toll Bridge)	AA/Aa3	5,000,000	5,030,000

	Bay Area Toll Authority, 2.95% due 4/1/2047 (San Francisco Bay Area Toll Bridge)	AA/Aa3	4,775,000	5,023,204

	Bonita USD GO, 5.00% due 8/1/2024 (Educational Facilities)	AA-/NR	1,000,000	1,173,530

	Brea Redevelopment Agency, 5.00% due 8/1/2019 (Redevelopment Project AB)	AA-/NR	2,000,000	2,150,500

	Brentwood Infrastructure Financing Authority, 4.00% due 9/2/2017 (Residential Single Family Development; Insured: AGM)	AA/NR	920,000	924,996

	Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2020 (Residential Single Family Development; Insured: AGM)	AA/NR	1,760,000	1,961,291

	Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2021 (Residential Single Family Development; Insured: AGM)	AA/NR	925,000	1,060,401

	Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2022 (Residential Single Family Development; Insured: AGM)	AA/NR	850,000	993,947

	Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2023 (Residential Single Family Development; Insured: AGM)	AA/NR	2,690,000	3,203,306

	Calexico USD COP, 6.75% due 9/1/2017	A-/NR	840,000	847,787

	California Educational Facilities Authority, 5.00% due 4/1/2018 (Pitzer College)	NR/A2	1,540,000	1,585,938

	California Educational Facilities Authority, 0.01% due 10/1/2019 (Loyola Marymount University; Insured: Natl-Re)	NR/A2	2,025,000	1,960,139

	California Educational Facilities Authority, 5.00% due 4/1/2020 (Pitzer College)	NR/A2	1,445,000	1,589,919

[a]	California Educational Facilities Authority, 5.00% due 4/1/2022 (Chapman University)	NR/A2	2,000,000	2,253,300

	California HFFA, 5.50% due 10/1/2017 (Providence Health and Services)	AA-/Aa3	1,100,000	1,113,002

	California HFFA, 5.50% due 2/1/2018 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	AA-/NR	2,715,000	2,786,242

	California HFFA, 6.00% due 10/1/2018 (Providence Health and Services)	AA-/Aa3	1,000,000	1,062,010

	California HFFA, 5.00% due 11/15/2018 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,235,000	1,296,972

	California HFFA, 5.10% due 2/1/2019 (Episcopal Home; Insured: California Mtg Insurance) (ETM)	AA-/NR	530,000	552,827

	California HFFA, 5.00% due 11/15/2020 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,190,000	1,323,637

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	California HFFA, 5.25% due 3/1/2022 (Dignity Health)	A/A3	1,000,000	1,129,690

	California HFFA, 5.00% due 11/15/2023 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,152,840

	California HFFA, 5.00% due 7/1/2024 (St. Joseph Health System)	AA-/Aa3	1,000,000	1,189,770

	California HFFA, 5.00% due 11/1/2027 (Kaiser Permanente)	AA-/NR	3,000,000	3,754,830

	California HFFA, 5.00% due 7/1/2034 put 10/18/2022 (St. Joseph Health System)	AA-/Aa3	2,000,000	2,324,780

	California HFFA, 5.00% due 7/1/2043 put 10/17/2017 (St. Joseph Health System)	AA-/Aa3	3,000,000	3,035,820

	California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/Aa3	5,000,000	5,560,050

	California Infrastructure and Economic Development Bank, 5.00% due 7/1/2018 (The Scripps Research Institute)	NR/A1	200,000	208,024

	California Infrastructure and Economic Development Bank, 5.00% due 7/1/2019 (The Scripps Research Institute)	NR/A1	200,000	214,954

	California Infrastructure and Economic Development Bank, 5.00% due 7/1/2020 (The Scripps Research Institute)	NR/A1	200,000	221,598

	California Infrastructure and Economic Development Bank, 5.00% due 7/1/2021 (The Scripps Research Institute)	NR/A1	200,000	228,100

	California Infrastructure and Economic Development Bank, 5.00% due 7/1/2022 (The Scripps Research Institute)	NR/A1	200,000	233,200

	California Infrastructure and Economic Development Bank, 5.00% due 7/1/2023 (The Scripps Research Institute)	NR/A1	175,000	207,387

	California Infrastructure and Economic Development Bank, 5.00% due 7/1/2024 (The Scripps Research Institute)	NR/A1	200,000	240,766

	California Infrastructure and Economic Development Bank, 5.00% due 7/1/2025 (The Scripps Research Institute)	NR/A1	200,000	243,020

	California Infrastructure and Economic Development Bank, 5.00% due 7/1/2026 (The Scripps Research Institute)	NR/A1	200,000	245,150

	California Infrastructure and Economic Development Bank, 5.00% due 7/1/2027 (The Scripps Research Institute)	NR/A1	250,000	302,128

	California Municipal Finance Authority, 4.00% due 10/1/2019 (Biola University)	NR/Baa1	405,000	429,146

	California Municipal Finance Authority, 5.00% due 10/1/2020 (Biola University)	NR/Baa1	605,000	672,470

	California Municipal Finance Authority, 5.00% due 10/1/2021 (Biola University Residential Hall and Parking Structure)	NR/Baa1	150,000	170,387

	California Municipal Finance Authority, 5.00% due 10/1/2021 (Biola University)	NR/Baa1	370,000	420,287

	California Municipal Finance Authority, 5.00% due 10/1/2022 (Biola University Residential Hall and Parking Structure)	NR/Baa1	160,000	185,266

	California Municipal Finance Authority, 5.00% due 10/1/2023 (Biola University Residential Hall and Parking Structure)	NR/Baa1	125,000	146,714

	California Municipal Finance Authority, 5.00% due 10/1/2023 (Biola University)	NR/Baa1	410,000	481,221

	California Municipal Finance Authority, 5.00% due 10/1/2024 (Biola University)	NR/Baa1	740,000	879,127

	California Municipal Finance Authority, 5.00% due 10/1/2025 (Biola University)	NR/Baa1	300,000	359,190

	California Municipal Finance Authority, 5.00% due 10/1/2027 (Biola University)	NR/Baa1	430,000	519,436

	California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,820,000	2,861,003

	California Pollution Control Financing Authority, 0.90% due 11/1/2026 put 7/3/2017 (Pacific Gas & Electric Co.; LOC: Mizuho Bank Ltd.) (daily demand notes)	AA/NR	22,400,000	22,400,000

[b]	California School Cash Reserve Program Authority, 3.00% due 6/29/2018	SP-1+/NR	6,000,000	6,126,660

	California State Housing Finance Agency, 3.05% due 12/1/2019 (Multi-Family Housing; Insured: FHA)	NR/Aa1	735,000	735,956

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California State Infrastructure & Economic Development Bank, 5.25% due 8/15/2020 (King City High School)	AA-/NR	1,000,000	1,099,620

California State Infrastructure & Economic Development Bank, 1.75% due 11/1/2026 (Pacific Gas and Electric Company)	A-/NR	3,500,000	3,500,035

California State Infrastructure & Economic Development Bank, 1.75% due 11/1/2026 (Pacific Gas and Electric Company)	A-/NR	3,500,000	3,500,035

California State Public Works Board, 5.00% due 6/1/2020 (University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	1,185,000	1,318,253

California State Public Works Board, 5.125% due 3/1/2021 pre-refunded 3/1/2020 (Various State Participating Agency Capital Projects)	A+/Aaa	1,635,000	1,809,602

California State Public Works Board, 5.00% due 12/1/2021 (Judicial Council Projects)	A+/A1	3,100,000	3,582,112

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A+/A1	565,000	658,067

California State Public Works Board, 5.00% due 6/1/2022 (Yuba City Courthouse)	A+/A1	1,950,000	2,279,725

California State Public Works Board, 5.00% due 9/1/2022 (Correctional and Rehabilitation Facilities)	A+/A1	3,250,000	3,820,180

California State Public Works Board, 5.00% due 11/1/2022 (Correctional and Rehabilitation Facilities)	A+/A1	1,500,000	1,769,340

California State Public Works Board, 5.00% due 12/1/2022 (Judicial Council Projects)	A+/A1	1,200,000	1,379,016

California State Public Works Board, 5.00% due 3/1/2023 (Judicial Council Projects)	A+/A1	1,400,000	1,657,432

California State Public Works Board, 5.00% due 9/1/2023 (Correctional and Rehabilitation Facilities)	A+/A1	3,600,000	4,306,896

California State Public Works Board, 5.00% due 11/1/2023 (Laboratory Facility and San Diego Courthouse)	A+/A1	3,000,000	3,601,170

California State Public Works Board, 5.00% due 3/1/2024 (Judicial Council Projects)	A+/A1	1,000,000	1,173,890

California State Public Works Board, 5.00% due 4/1/2024 (Correctional and Rehabilitation Facilities)	A+/A1	3,350,000	3,870,020

California State Public Works Board, 5.00% due 9/1/2024 (Correctional and Rehabilitation Facilities)	A+/A1	3,580,000	4,338,208

California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A+/A1	4,000,000	4,771,880

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	AA-/NR	3,715,000	3,964,759

California Statewide Communities Development Authority, 5.00% due 7/1/2020 pre-refunded 1/1/2019 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	685,000	707,742

California Statewide Communities Development Authority, 5.00% due 11/1/2020 (Cottage Health System)	A+/NR	100,000	111,703

California Statewide Communities Development Authority, 5.00% due 5/15/2021 (Irvine East Campus Apartments)	NR/Baa1	760,000	847,164

California Statewide Communities Development Authority, 4.00% due 11/1/2021 (Cottage Health System)	A+/NR	150,000	165,593

California Statewide Communities Development Authority, 5.00% due 11/1/2022 (Cottage Health System)	A+/NR	125,000	146,790

California Statewide Communities Development Authority, 5.00% due 11/1/2023 (Cottage Health System)	A+/NR	150,000	179,775

California Statewide Communities Development Authority, 5.00% due 5/15/2024 (Irvine East Campus Apartments)	NR/Baa1	1,000,000	1,172,870

California Statewide Communities Development Authority, 5.00% due 11/1/2024 (Cottage Health System)	A+/NR	200,000	242,108

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	California Statewide Communities Development Authority, 5.00% due 11/1/2025 (Cottage Health System)	A+/NR	135,000	162,024

	California Statewide Communities Development Authority, 5.00% due 5/15/2027 (Irvine East Campus Apartments)	NR/Baa1	500,000	591,365

	California Statewide Communities Development Authority, 2.625% due 11/1/2033 (Southern California Edison Company)	A/Aa3	4,195,000	4,338,930

	Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	4,555,000	3,273,360

	Carson Redevelopment Agency, 6.00% due 10/1/2019 (Project Area 1) (ETM)	A-/NR	1,050,000	1,140,825

	Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	A/NR	615,000	608,174

	CDC Successor Agency of the City of Santee, 5.00% due 8/1/2023 (Redevelopment and Low and Moderate Income Housing; Insured: BAM)	AA/NR	500,000	585,155

	CDC Successor Agency of the City of Santee, 5.00% due 8/1/2025 (Redevelopment and Low and Moderate Income Housing; Insured: BAM)	AA/NR	550,000	657,580

	CDC Successor Agency of the City of Santee, 5.00% due 8/1/2027 (Redevelopment and Low and Moderate Income Housing; Insured: BAM)	AA/NR	1,000,000	1,195,550

	Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)	AA-/Aa3	500,000	557,195

	Chabot-Las Positas Community College District GO, 4.00% due 8/1/2019 (Educational Facilities)	AA/Aa2	360,000	381,265

	Chabot-Las Positas Community College District GO, 5.00% due 8/1/2020 (Educational Facilities)	AA/Aa2	485,000	541,813

	Chabot-Las Positas Community College District GO, 5.00% due 8/1/2021 (Educational Facilities)	AA/Aa2	400,000	459,940

	City and County of San Francisco COP, 5.00% due 11/1/2022 (525 Golden Gate Avenue-Public Utilities Commission Office Project)	AA/Aa2	700,000	762,328

	City of Antioch Public Financing Authority, 5.00% due 5/1/2022 (Municipal Facilities Project)	AA-/NR	500,000	579,570

	City of Antioch Public Financing Authority, 5.00% due 5/1/2024 (Municipal Facilities Project)	AA-/NR	900,000	1,080,405

	City of Burbank, 5.00% due 6/1/2018 (Burbank Water and Power System)	AA-/A1	360,000	373,543

	City of Burbank, 5.00% due 6/1/2020 (Burbank Water and Power System)	AA-/A1	625,000	694,231

	City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa2	3,500,000	3,501,960

	City of Chula Vista COP, 5.25% due 3/1/2020 (Capital Facilities Project) (ETM)	AA-/NR	1,300,000	1,442,376

	City of Chula Vista COP, 5.00% due 10/1/2024 (Police Facility Project)	AA-/Aa3	1,700,000	2,032,843

[b]	City of Chula Vista Financing Authority, 5.00% due 5/1/2026 (Infrastructure, Facilities and Equipment)	AA-/NR	2,500,000	3,067,650

[b]	City of Chula Vista Financing Authority, 5.00% due 5/1/2027 (Infrastructure, Facilities and Equipment)	AA-/NR	1,000,000	1,236,710

	City of Clovis, 5.00% due 3/1/2021 (Water System Facilities; Insured: BAM)	AA/A1	550,000	617,287

	City of Clovis, 5.00% due 3/1/2022 (Water System Facilities; Insured: BAM)	AA/A1	720,000	826,574

	City of Clovis, 5.00% due 3/1/2023 (Water System Facilities; Insured: BAM)	AA/A1	1,000,000	1,166,750

	City of Folsom, 5.00% due 12/1/2018 (Community Facilities District No. 2)	A+/NR	965,000	1,016,184

	City of Los Angeles Community Facilities District No. 4, 4.00% due 9/1/2017 (Playa Vista - Phase 1)	BBB+/NR	500,000	502,300

	City of Los Angeles COP, 3.00% due 11/1/2030 put 2/1/2018 (American Academy of Dramatic Arts; LOC: TD Bank, N.A.)	NR/Aa3	2,370,000	2,388,059

[b]	City of Los Angeles GO, 5.00% due 6/28/2018 (Cash Flow Management)	SP-1+/Mig1	7,500,000	7,801,875

	City of Manteca, 4.00% due 7/1/2018 (Water Supply System)	AA-/A1	550,000	566,588

	City of Manteca, 4.00% due 12/1/2018 (Wastewater Quality Control Facility)	AA/Aa3	375,000	390,705

	City of Manteca, 5.00% due 7/1/2019 (Water Supply System)	AA-/A1	400,000	430,156

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of Manteca, 5.00% due 7/1/2021 (Water Supply System)	AA-/A1	1,000,000	1,141,340

	City of Manteca, 5.00% due 7/1/2023 (Water Supply System)	AA-/A1	650,000	756,197

	City of Porterville COP, 6.30% due 10/1/2018 (Public Service Capital Projects; Insured: AMBAC) (ETM)	NR/NR	470,000	487,837

	City of Redding COP, 5.00% due 6/1/2020 pre-refunded 6/1/2018 (City Electric System; Insured: AGM)	NR/A2	1,445,000	1,499,635

	City of Redding COP, 5.00% due 6/1/2020 (City Electric System; Insured: AGM)	NR/A2	1,055,000	1,093,993

	City of San Jose Financing Authority, 5.00% due 6/1/2019 (Civic Center Project)	AA/Aa2	650,000	698,334

	City of San Jose Financing Authority, 5.00% due 6/1/2020 (Civic Center Project)	AA/Aa2	600,000	664,422

	City of San Jose Financing Authority, 4.00% due 6/1/2021 (Civic Center Project)	AA/Aa2	1,000,000	1,100,690

	City of San Jose Financing Authority, 5.00% due 6/1/2022 (Civic Center Project)	AA/Aa2	745,000	867,888

	City of San Jose Financing Authority, 5.00% due 6/1/2023 (Civic Center Project)	AA/Aa2	1,000,000	1,186,840

	City of San Jose Financing Authority, 5.00% due 6/1/2024 (Civic Center Project)	AA/Aa2	750,000	892,995

	City of Torrance, 5.00% due 9/1/2020 (Torrance Memorial Medical Center)	BBB+/A3	1,155,000	1,277,615

	Community Development Commission of the City of Santa Fe Springs, 5.00% due 9/1/2018 (Redevelopment Project; Insured: Natl-Re)	A+/A3	1,235,000	1,242,929

	Corona-Norco USD GO, 0.01% due 9/1/2017 (Insured: AGM)	AA/Aa2	1,595,000	1,592,416

	County of El Dorado Community Facilities District, 5.00% due 9/1/2019 (El Dorado Hills Development)	A/NR	1,700,000	1,831,291

[b]	County of Los Angeles GO, 5.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/Mig1	7,000,000	7,282,800

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2020 (Bunker Hill Project)	AA/NR	1,000,000	1,103,120

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2021 (Bunker Hill Project)	AA/NR	2,500,000	2,834,875

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2022 (Bunker Hill Project)	AA/NR	1,000,000	1,156,940

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2023 (Bunker Hill Project)	AA/NR	1,000,000	1,178,200

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2024 (Bunker Hill Project)	AA/NR	500,000	595,760

[a]	County of Monterey COP, 5.25% due 8/1/2021 (Natividad Medical Center; Insured: AGM)	AA/Aa3	3,700,000	4,082,395

	County of Riverside, 3.00% due 10/11/2017	NR/Mig1	15,000,000	15,090,300

	Delano Financing Authority, 5.00% due 12/1/2017 (Police Station and Capital Improvements)	A-/NR	1,085,000	1,101,839

	Delano Financing Authority, 5.00% due 12/1/2018 (Police Station and Capital Improvements)	A-/NR	1,135,000	1,189,934

	Delano Financing Authority, 5.00% due 12/1/2019 (Police Station and Capital Improvements)	A-/NR	1,195,000	1,287,373

	Desert Sands USD COP, 4.00% due 3/1/2019 (Educational Facilities; Insured: BAM)	AA/A1	1,000,000	1,047,380

	Desert Sands USD COP, 5.00% due 3/1/2020 (Educational Facilities; Insured: BAM)	AA/A1	700,000	768,887

	Desert Sands USD COP, 5.00% due 3/1/2021 (Educational Facilities; Insured: BAM)	AA/A1	1,080,000	1,221,761

	El Dorado Irrigation District COP, 5.00% due 3/1/2025 (Water System Capital Improvements)	AA-/Aa3	1,200,000	1,471,716

	El Dorado Irrigation District COP, 5.00% due 3/1/2026 (Water System Capital Improvements)	AA-/Aa3	1,500,000	1,856,790

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Elk Grove Finance Authority, 4.00% due 9/1/2020 (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1)	A-/NR	575,000	618,884

Elk Grove Finance Authority, 5.00% due 9/1/2021 (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1)	A-/NR	450,000	511,331

Elk Grove Finance Authority, 5.00% due 9/1/2025 (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1)	A-/NR	750,000	904,755

Emeryville Redevelopment Agency, 5.00% due 9/1/2022 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	2,775,000	3,250,774

Emeryville Redevelopment Agency, 5.00% due 9/1/2023 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	2,420,000	2,884,229

Emeryville Redevelopment Agency, 5.00% due 9/1/2024 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	3,900,000	4,721,145

Folsom Cordova USD COP, 5.00% due 4/1/2021 (Educational Facilities; Insured: AGM)	AA/NR	1,000,000	1,133,500

Fresno County USD GO, 5.90% due 8/1/2017 (Educational Facilities; Insured: Natl-Re)	A+/A3	590,000	592,449

Fresno County USD GO, 5.90% due 8/1/2018 (Educational Facilities; Insured: Natl-Re)	A+/A3	630,000	661,343

Fresno County USD GO, 5.90% due 8/1/2019 (Educational Facilities; Insured: Natl-Re)	A+/A3	675,000	736,250

Fresno County USD GO, 5.00% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	A+/A3	2,510,000	2,732,210

Fresno County USD GO, 5.90% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	A+/A3	720,000	814,320

Government of Guam, 3.00% due 11/15/2017 (Various Capital Projects)	A/NR	300,000	301,386

Government of Guam, 5.00% due 11/15/2017 (Educational Facilities Improvements)	A/NR	1,720,000	1,740,726

Government of Guam, 5.00% due 11/15/2023 (Various Capital Projects)	A/NR	1,250,000	1,416,525

Government of Guam, 5.00% due 11/15/2025 (Various Capital Projects)	A/NR	4,175,000	4,781,753

Guam Power Authority, 5.00% due 10/1/2021 (Electric Power System; Insured: AGM)	AA/A2	1,275,000	1,438,761

Hacienda La Puente USD COP, 4.00% due 6/1/2018 (Educational Facilities; Insured: AGM)	AA/A1	705,000	724,380

Hacienda La Puente USD COP, 5.00% due 6/1/2019 (Educational Facilities; Insured: AGM)	AA/A1	875,000	938,735

Hacienda La Puente USD COP, 5.00% due 6/1/2020 (Educational Facilities; Insured: AGM)	AA/A1	740,000	819,187

Hacienda La Puente USD COP, 5.00% due 6/1/2022 (Educational Facilities; Insured: AGM)	AA/A1	575,000	669,973

Hacienda La Puente USD COP, 5.00% due 6/1/2023 (Educational Facilities; Insured: AGM)	AA/A1	1,535,000	1,820,295

Hacienda La Puente USD COP, 5.00% due 6/1/2024 (Educational Facilities; Insured: AGM)	AA/A1	880,000	1,061,157

Hacienda La Puente USD COP, 5.00% due 6/1/2025 (Educational Facilities; Insured: AGM)	AA/A1	1,300,000	1,581,320

Hemet USD GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/NR	1,335,000	1,377,827

Irvine USD Community Facilities District No. 86-1, 5.25% due 9/1/2017 (Acquisition of Public Facilities; Insured: AGM)	AA/NR	250,000	251,833

Jurupa Public Financing Authority, 4.00% due 9/1/2018 (Community Services District-Eastvale Area; Insured AGM)	AA/NR	320,000	330,432

Jurupa Public Financing Authority, 4.50% due 9/1/2018 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	870,000	903,399

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Jurupa Public Financing Authority, 4.50% due 9/1/2019 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	905,000	965,255

Jurupa Public Financing Authority, 4.50% due 9/1/2020 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	945,000	1,031,694

Kern High School District GO, 4.00% due 8/1/2017 (Insured: AGM)	AA-/Aa2	500,000	501,390

Kern High School District GO, 4.00% due 8/1/2018 (Insured: AGM)	AA-/Aa2	500,000	516,775

La Quinta Redevelopment Agency, 5.00% due 9/1/2021 (Redevelopment Project Areas No. 1 and 2)	AA-/NR	1,000,000	1,136,290

La Quinta Redevelopment Agency, 5.00% due 9/1/2022 (Redevelopment Project Areas No. 1 and 2)	AA-/NR	2,000,000	2,319,860

La Quinta Redevelopment Agency, 5.00% due 9/1/2023 (Redevelopment Project Areas No. 1 and 2)	AA-/NR	1,500,000	1,766,580

Lodi Public Financing Authority, 5.00% due 10/1/2020 (City Police Building and Jail)	A+/NR	965,000	1,070,832

Lodi Public Financing Authority, 5.00% due 10/1/2021 (City Police Building and Jail)	A+/NR	1,020,000	1,161,321

Lodi Public Financing Authority, 5.00% due 10/1/2022 (City Police Building and Jail)	A+/NR	1,040,000	1,190,665

Lodi Public Financing Authority, 5.00% due 10/1/2023 (City Police Building and Jail)	A+/NR	1,120,000	1,280,059

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2017 (ETM)	AA-/NR	1,660,000	1,668,815

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/Aa2	2,060,000	2,150,290

Los Angeles County Schools Pooled Financing Program COP, 5.00% due 6/1/2022 (Compton USD; Insured: AGM)	AA/A2	1,500,000	1,731,120

Los Angeles County Schools Regionalized Business Services Corp. COP, 0% due 8/1/2021 (Insured: AMBAC)	NR/NR	2,135,000	1,965,993

Los Angeles Department of Airports, 5.50% due 5/15/2018 (Los Angeles International Airport) (AMT)	AA/Aa3	2,000,000	2,077,780

Los Angeles Department of Water and Power, 5.00% due 7/1/2024 (Power System Capital Improvements)	AA-/Aa2	1,000,000	1,227,750

Los Angeles Department of Water and Power, 5.00% due 7/1/2025 (Power System Capital Improvements)	AA-/Aa2	500,000	622,140

Los Angeles Department of Water and Power, 5.00% due 7/1/2026 (Power System Capital Improvements)	AA-/Aa2	300,000	370,851

Los Angeles Department of Water and Power, 0.63% due 7/1/2035 put 7/3/2017 (Power System Capital Improvements; SPA: Citibank, N.A.) (daily demand notes)	AA-/Aa2	24,800,000	24,800,000

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	2,000,000	2,124,800

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	2,750,000	3,236,227

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,606,390

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,674,340

Lynwood USD GO, 5.00% due 8/1/2023 (Insured: AGM)	AA/A2	1,000,000	1,192,050

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/A2	500,000	516,380

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA/A2	870,000	919,494

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2020 (Educational Facilities; Insured: AGM)	AA/A2	1,425,000	1,582,363

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2021 (Educational Facilities; Insured: AGM)	AA/A2	750,000	851,565

	Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2023 (Educational Facilities; Insured: AGM)	AA/A2	500,000	586,745

	Mark West Union School District GO, 4.125% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA/A3	1,275,000	1,278,302

	Metropolitan Water District of Southern California, 0.80% due 7/1/2035 put 7/3/2017 (SPA: Citibank, N.A.) (daily demand notes)	AAA/Aa1	14,000,000	14,000,000

	Milpitas Redevelopment Agency, 4.00% due 9/1/2017 (Redevelopment Project Area No. 1)	AA-/NR	1,000,000	1,005,320

	Milpitas Redevelopment Agency, 5.00% due 9/1/2025 (Redevelopment Project Area No. 1)	AA-/NR	2,300,000	2,787,991

	Modesto Irrigation District, 5.00% due 7/1/2022 (San Joaquin Valley Electric System)	A+/A2	1,000,000	1,169,940

	Moreno Valley Public Financing Authority, 5.00% due 11/1/2024 (Public Improvements)	A+/NR	1,455,000	1,753,959

	Municipal Improvement Corp. of Los Angeles, 5.00% due 11/1/2017 (Capital Equipment)	AA-/Aa3	3,235,000	3,280,549

	Municipal Improvement Corp. of Los Angeles, 5.00% due 3/1/2018 (Capital Equipment)	AA-/Aa3	4,765,000	4,895,466

	Murrieta Valley USD Public Financing Authority GO, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	1,080,000	1,289,498

	Natomas USD GO, 5.00% due 8/1/2024 (Insured: BAM)	AA/A1	2,425,000	2,887,350

[a]	North City West School Facilities Financing Authority, 5.00% due 9/1/2021 (Carmel Valley; Insured: AGM)	AA/NR	2,155,000	2,446,830

	North City West School Facilities Financing Authority, 5.00% due 9/1/2022 (Carmel Valley; Insured: AGM)	AA/NR	2,260,000	2,612,560

	Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	100,000	100,012

	Northern California Power Agency, 5.00% due 7/1/2018 (Hydroelectric Project)	A+/A1	1,250,000	1,300,150

	Northern California Power Agency, 5.00% due 6/1/2019 (Lodi Energy Center)	A-/A2	2,340,000	2,510,914

	Oakland USD GO, 5.00% due 8/1/2022 (County of Alameda Educational Facilities)	AA-/Aa3	745,000	877,319

	Oakland USD GO, 5.00% due 8/1/2023 (County of Alameda Educational Facilities)	AA-/Aa3	700,000	841,092

	Oakland USD GO, 5.00% due 8/1/2025 (County of Alameda Educational Facilities)	AA-/Aa3	1,300,000	1,605,136

	Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)	AA/A2	2,000,000	1,935,060

	Palomar Pomerado Health GO, 0.01% due 8/1/2021 (Insured: Natl-Re)	A/A2	2,850,000	2,642,520

	Pasadena USD GO, 5.00% due 8/1/2024 (Educational Facilities Improvements)	A+/Aa2	250,000	305,898

	Pasadena USD GO, 5.00% due 8/1/2024 (2019 Crossover)	A+/Aa2	800,000	978,872

	Pasadena USD GO, 5.00% due 8/1/2025 (Educational Facilities Improvements)	A+/Aa2	365,000	452,217

	Pasadena USD GO, 5.00% due 8/1/2025 (2019 Crossover)	A+/Aa2	1,000,000	1,238,950

	Pasadena USD GO, 5.00% due 8/1/2026 (Educational Facilities Improvements)	A+/Aa2	500,000	625,825

	Pasadena USD GO, 5.00% due 8/1/2026 (2019 Crossover)	A+/Aa2	1,000,000	1,251,650

	Pomona Public Financing Authority, 2.00% due 6/1/2018 (Facilities Improvements)	A+/NR	500,000	503,865

	Pomona Public Financing Authority, 3.00% due 6/1/2020 (Facilities Improvements)	A+/NR	250,000	260,670

	Pomona Public Financing Authority, 4.00% due 6/1/2024 (Facilities Improvements; Insured: AGM)	AA/NR	450,000	511,934

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Pomona Public Financing Authority, 4.00% due 6/1/2026 (Facilities Improvements; Insured: AGM)	AA/NR	275,000	314,652

Pomona USD GO, 6.10% due 2/1/2020 (Educational Facilities Improvements; Insured: Natl-Re)	A/A3	465,000	519,093

Rancho Santa Fe Community Services District Financing Authority, 3.00% due 9/1/2018	A-/NR	1,055,000	1,077,176

Rancho Santa Fe Community Services District Financing Authority, 3.00% due 9/1/2019	A-/NR	750,000	775,973

Rancho Santa Fe Community Services District Financing Authority, 4.00% due 9/1/2020	A-/NR	1,000,000	1,076,320

Rancho Santa Fe Community Services District Financing Authority, 4.00% due 9/1/2021	A-/NR	550,000	602,866

Rancho Santa Fe Community Services District Financing Authority, 4.00% due 9/1/2022	A-/NR	475,000	525,773

Rancho Santa Fe Community Services District Financing Authority, 4.00% due 9/1/2023	A-/NR	650,000	726,681

Rancho Santa Fe Community Services District Financing Authority, 5.00% due 9/1/2024	A-/NR	750,000	895,132

Rancho Santa Fe Community Services District Financing Authority, 5.00% due 9/1/2025	A-/NR	900,000	1,085,706

Rancho Santa Fe Community Services District Financing Authority, 5.00% due 9/1/2026	A-/NR	915,000	1,088,429

Redevelopment Agency of the City and County of San Francisco, 5.00% due 6/1/2020 (Yerba Buena Center Redevelopment Project Area; Insured: AGM)	AA/A1	1,730,000	1,902,291

Redevelopment Agency of the City of Rialto, 5.00% due 9/1/2023 (Merged Project Area; Insured: BAM)	AA/NR	550,000	647,746

Redevelopment Agency of the City of Rialto, 5.00% due 9/1/2024 (Merged Project Area; Insured: BAM)	AA/NR	500,000	597,245

Ridgecrest Redevelopment Agency, 5.25% due 6/30/2018 (Redevelopment Project)	A-/NR	1,050,000	1,092,577

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2019 (Redevelopment Project)	A-/NR	1,050,000	1,135,921

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2020 (Redevelopment Project)	A-/NR	1,040,000	1,161,274

Riverside County Infrastructure Financing Authority, 3.00% due 11/1/2017 (Capital Improvement Projects)	AA-/NR	1,000,000	1,007,430

Riverside County Infrastructure Financing Authority, 4.00% due 11/1/2018 (Capital Improvement Projects)	AA-/NR	1,000,000	1,039,570

Riverside County Infrastructure Financing Authority, 4.00% due 11/1/2019 (Capital Improvement Projects)	AA-/NR	1,700,000	1,808,358

Riverside County Infrastructure Financing Authority, 5.00% due 11/1/2020 (Capital Improvement Projects)	AA-/NR	605,000	677,134

Riverside County Infrastructure Financing Authority, 5.00% due 11/1/2021 (Capital Improvement Projects)	AA-/NR	500,000	575,155

Riverside County Palm Desert Financing Authority, 6.00% due 5/1/2022 pre-refunded 5/1/2018 (Palm Desert Sheriff’s Station Facilities)	AA-/A1	2,600,000	2,711,228

Riverside County Public Financing Authority, 4.00% due 11/1/2017 (Capital Facilities Project)	AA-/NR	550,000	555,484

Riverside County Public Financing Authority, 5.00% due 11/1/2019 (Capital Facilities Project)	AA-/NR	2,000,000	2,164,520

Riverside County Public Financing Authority, 4.00% due 11/1/2020 (Capital Facilities Project)	AA-/NR	465,000	502,102

Riverside County Public Financing Authority, 5.00% due 11/1/2021 (Capital Facilities Project)	AA-/NR	1,000,000	1,140,800

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Riverside County Public Financing Authority, 5.00% due 11/1/2025 (Capital Facilities Project)	AA-/NR	1,000,000	1,209,040

	Riverside USD Financing Authority, 4.00% due 9/1/2017 (Educational Facilities; Insured: BAM)	AA/NR	285,000	286,522

	Riverside USD Financing Authority, 5.00% due 9/1/2019 (Educational Facilities; Insured: BAM)	AA/NR	950,000	1,025,135

	Riverside USD Financing Authority, 5.00% due 9/1/2022 (Educational Facilities; Insured: BAM)	AA/NR	215,000	248,540

	Riverside USD Financing Authority, 5.00% due 9/1/2024 (Educational Facilities; Insured: BAM)	AA/NR	680,000	808,098

	Riverside USD Financing Authority, 5.00% due 9/1/2025 (Educational Facilities; Insured: BAM)	AA/NR	350,000	422,552

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2021 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	830,000	929,866

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2022 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	775,000	887,584

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2023 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	815,000	950,901

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2024 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	765,000	907,535

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2025 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	2,175,000	2,559,257

	Sacramento City USD GO, 5.00% due 7/1/2018 (Educational Facilities Improvements; Insured: AGM)	AA/NR	360,000	374,774

	Sacramento City USD GO, 4.00% due 7/1/2019 (Educational Facilities Improvements)	A+/Aa3	5,455,000	5,774,227

	Sacramento City USD GO, 5.00% due 7/1/2019 (Educational Facilities Improvements; Insured: AGM)	AA/NR	635,000	684,714

	Sacramento City USD GO, 5.00% due 7/1/2020 (Educational Facilities Improvements; Insured: AGM)	AA/NR	500,000	556,970

	Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/Aa3	3,600,000	4,130,028

	Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements; Insured: AGM)	AA/NR	400,000	458,892

	Sacramento City USD GO, 5.00% due 7/1/2022 (Educational Facilities Improvements; Insured: AGM)	AA/NR	700,000	821,912

	Sacramento Cogeneration Authority, 5.00% due 7/1/2019 (Procter & Gamble Project)	AA-/ Aa3	625,000	673,150

	Sacramento Transportation Authority, 0.86% due 10/1/2038 put 7/10/2017 (Measure A; SPA: Mizuho Bank Ltd) (weekly demand notes)	AA+/ NR	2,000,000	2,000,000

	Salinas Valley Solid Waste Authority, 5.00% due 8/1/2023 (Insured: AGM) (AMT)	AA/A2	1,530,000	1,788,187

	San Diego Redevelopment Agency, 0.01% due 9/1/2019 (Centre City Redevelopment; Insured: AGM)	AA/A2	1,910,000	1,848,651

	San Diego USD GO, 3.00% due 7/1/2017 (Educational System Capital Projects)	NR/ Aa2	5,000,000	5,000,300

	San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/ Aa2	1,390,000	1,570,158

	San Diego USD GO, 5.00% due 7/1/2023 (Educational System Capital Projects)	AA-/ Aa2	5,000,000	6,020,200

	San Diego USD GO, 5.00% due 7/1/2024 (Educational System Capital Projects)	AA-/ Aa2	3,000,000	3,624,510

[a]	San Francisco City and County Airports Commission, 5.00% due 5/1/2026 (San Francisco International Airport)	A+/A1	5,000,000	6,224,700

	San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	5,000,000	4,688,350

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	San Mateo County Joint Powers Financing Authority, 5.00% due 7/15/2018 (County Capital Projects)	AA+/Aa1	800,000	833,288

	San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2021 (Maple Street Correctional Center)	AA+/Aa1	410,000	469,425

	San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2022 (Maple Street Correctional Center)	AA+/Aa1	1,000,000	1,171,910

	San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2023 (Maple Street Correctional Center)	AA+/Aa1	585,000	698,508

	San Mateo Union High School District GO, 0.01% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aaa	2,000,000	1,942,320

	Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re) (ETM)	A/A3	1,000,000	1,053,490

	Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	A/A3	1,000,000	1,049,160

	Santa Ana USD GO, 0.01% due 8/1/2020 (Insured: Natl-Re)	A+/A3	2,035,000	1,938,114

[a]	Santa Clara County Financing Authority, 5.00% due 5/15/2025 (Multiple Facilities Projects)	AA+/NR	6,755,000	8,372,215

	Semitropic Water Storage Improvement District, 5.00% due 12/1/2022 (Irrigation Water System; Insured: AGM)	AA/A2	400,000	471,024

	Semitropic Water Storage Improvement District, 5.00% due 12/1/2023 (Irrigation Water System; Insured: AGM)	AA/A2	500,000	598,840

	Semitropic Water Storage Improvement District, 5.00% due 12/1/2024 (Irrigation Water System; Insured: AGM)	AA/A2	500,000	607,550

	Semitropic Water Storage Improvement District, 5.00% due 12/1/2025 (Irrigation Water System; Insured: AGM)	AA/A2	1,110,000	1,357,352

	South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities) (ETM)	SP-1+/NR	5,000,000	5,146,800

	Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	AA-/Aa3	1,000,000	1,016,150

	Southeast Resource Recovery Facilities Authority, 5.375% due 12/1/2018 (Insured: AMBAC) (AMT)	AA-/Aa3	2,000,000	2,038,140

	Southern California Public Power Authority, 0.86% due 7/1/2036 put 7/10/2017 (Magnolia Power Project; LOC: U.S. Bank, N.A.) (weekly demand notes)	AAA/Aa1	700,000	700,000

	Southwestern Community College District GO, 4.00% due 8/1/2022	AA-/Aa2	265,000	299,511

	Southwestern Community College District GO, 4.00% due 8/1/2023	AA-/Aa2	280,000	320,922

	Southwestern Community College District GO, 4.00% due 8/1/2024	AA-/Aa2	390,000	452,345

	Southwestern Community College District GO, 4.00% due 8/1/2025	AA-/Aa2	325,000	379,646

	Southwestern Community College District GO, 4.00% due 8/1/2026	AA-/Aa2	410,000	480,696

	State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	2,330,000	2,425,623

	State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	670,000	697,497

	State of California GO, 4.75% due 9/1/2018 (Various Capital Projects; Insured: AGM)	AA/Aa3	145,000	145,970

	State of California GO, 5.00% due 9/1/2020 (Various Capital Projects)	AA-/Aa3	2,000,000	2,235,400

	Successor Agency to the City Colton Redevelopment Agency, 5.00% due 8/1/2021 (Multiple Redevelopment Project Areas; Insured: BAM)	AA/NR	940,000	1,065,979

	Successor Agency to the City Colton Redevelopment Agency, 5.00% due 8/1/2023 (Multiple Redevelopment Project Areas; Insured: BAM)	AA/NR	925,000	1,087,754

	Successor Agency to the City Colton Redevelopment Agency, 5.00% due 8/1/2025 (Multiple Redevelopment Project Areas; Insured: BAM)	AA/NR	950,000	1,145,139

	Successor Agency to the City of Riverside Redevelopment Agency, 5.00% due 9/1/2023 (Multiple Redevelopment Project Areas)	AA-/NR	1,735,000	2,078,304

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Successor Agency to the City of Riverside Redevelopment Agency, 5.00% due 9/1/2024 (Multiple Redevelopment Project Areas)	AA-/NR	1,250,000	1,515,987

Successor Agency to the City of Sacramento Redevelopment Agency, 3.00% due 12/1/2017 (Multiple Redevelopment Project Areas)	A/NR	1,315,000	1,325,888

Successor Agency to the City of San Diego Redevelopment Agency, 5.00% due 9/1/2025 (Multiple Redevelopment Project Areas)	AA/NR	2,745,000	3,401,631

Successor Agency to the City of San Diego Redevelopment Agency, 5.00% due 9/1/2026 (Multiple Redevelopment Project Areas)	AA/NR	1,500,000	1,850,280

Successor Agency to the Commerce Community Development Commission, 5.00% due 8/1/2027 (Multiple Redevelopment Project Areas; Insured: AGM)	AA/NR	1,760,000	2,133,683

Successor Agency to the Community Development Agency of the City of Menlo Park, 3.00% due 10/1/2017 (Las Pulgas Community Development Project)	A+/NR	655,000	658,642

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2019 (Las Pulgas Community Development Project)	A+/NR	400,000	432,836

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2020 (Las Pulgas Community Development Project)	A+/NR	325,000	362,180

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2021 (Las Pulgas Community Development Project; Insured: AGM)	AA/NR	1,250,000	1,436,525

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2022 (Las Pulgas Community Development Project; Insured: AGM)	AA/NR	900,000	1,055,043

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2025 (Las Pulgas Community Development Project; Insured: AGM)	AA/NR	500,000	610,390

Successor Agency to the Community Redevelopment Agency of the City of Palmdale, 5.00% due 9/1/2024 (Merged Redevelopment Project Areas)	A+/NR	600,000	721,416

Successor Agency to the Community Redevelopment Agency of the City of Palmdale, 5.00% due 9/1/2025 (Merged Redevelopment Project Areas)	A+/NR	450,000	544,725

Successor Agency to the Community Redevelopment Agency of the City of Palmdale, 5.00% due 9/1/2026 (Merged Redevelopment Project Areas)	A+/NR	550,000	673,640

Successor Agency to the Poway Redevelopment Agency, 5.00% due 6/15/2025 (Paguay Redevelopment Project)	AA-/NR	4,665,000	5,625,523

Successor Agency to the Rancho Cucamonga Redevelopment Project, 5.00% due 9/1/2023 (Rancho Redevelopment Project Area; Insured: AGM)	AA/NR	1,000,000	1,191,830

Successor Agency to the Rancho Cucamonga Redevelopment Project, 5.00% due 9/1/2024 (Rancho Redevelopment Project Area: Insured: AGM)	AA/NR	2,000,000	2,421,100

Successor Agency to the Redevelopment Agency of the City and County of San Francisco, 5.00% due 8/1/2019 (San Francisco Redevelopment Projects)	A+/NR	2,050,000	2,207,788

Successor Agency to the Redevelopment Agency of the City and County of San Francisco, 5.00% due 8/1/2020 (San Francisco Redevelopment Projects)	A+/NR	1,685,000	1,869,541

Successor Agency to the Redevelopment Agency of the City and County of San Francisco, 5.00% due 8/1/2021 (San Francisco Redevelopment Projects)	A+/NR	1,000,000	1,140,830

Successor Agency to the Redevelopment Agency of the City of Stockton, 5.00% due 9/1/2025 (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM)	AA/NR	1,900,000	2,248,422

Successor Agency to the Redevelopment Agency of the City of Stockton, 5.00% due 9/1/2026 (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM)	AA/NR	1,000,000	1,189,540

Successor Agency to the Redevelopment Agency of the City of Stockton, 5.00% due 9/1/2027 (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM)	AA/NR	1,000,000	1,176,780

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2022 (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM)	AA/NR	400,000	463,972

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2023 (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM)	AA/NR	400,000	471,088

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2024 (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM)	AA/NR	450,000	537,521

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2020 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	745,000	825,080

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2021 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	680,000	771,514

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2022 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	1,190,000	1,371,951

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2023 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	450,000	527,090

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2024 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	620,000	736,566

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2025 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	405,000	486,251

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2026 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	745,000	901,398

Temecula Valley USD Financing Authority, 4.00% due 9/1/2017 (Educational Facilities; Insured: BAM)	AA/NR	400,000	402,036

Temecula Valley USD Financing Authority, 5.00% due 9/1/2018 (Educational Facilities; Insured: BAM)	AA/NR	325,000	338,969

Temecula Valley USD Financing Authority, 5.00% due 9/1/2019 (Educational Facilities; Insured: BAM)	AA/NR	375,000	403,515

Temecula Valley USD Financing Authority, 5.00% due 9/1/2020 (Educational Facilities; Insured: BAM)	AA/NR	400,000	442,556

Temecula Valley USD Financing Authority, 5.00% due 9/1/2021 (Educational Facilities; Insured: BAM)	AA/NR	515,000	584,072

Temecula Valley USD Financing Authority, 5.00% due 9/1/2022 (Educational Facilities; Insured: BAM)	AA/NR	275,000	317,900

Temecula Valley USD Financing Authority, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	300,000	351,285

Temecula Valley USD Financing Authority, 5.00% due 9/1/2024 (Educational Facilities; Insured: BAM)	AA/NR	300,000	354,765

Temecula Valley USD Financing Authority, 5.00% due 9/1/2025 (Educational Facilities; Insured: BAM)	AA/NR	300,000	359,049

Town of Hillsborough COP, 0.93% due 6/1/2030 put 7/10/2017 (Water and Sewer Systems; SPA: Bank of the West) (weekly demand notes)	NR/NR	500,000	500,000

Trustees of the California State University, 5.00% due 11/1/2026 (Educational Facilities Improvements)	AA-/Aa2	1,000,000	1,238,790

Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	1,690,000	1,725,811

Turlock Irrigation District, 5.00% due 1/1/2019	AA-/A2	1,000,000	1,059,670

Turlock Irrigation District, 5.00% due 1/1/2025	A+/NR	1,000,000	1,215,040

Turlock Irrigation District, 5.00% due 1/1/2026	A+/NR	1,000,000	1,223,000

Ukiah USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	A/A1	2,000,000	1,944,380

Upper Lake Union High School District GO, 0% due 8/1/2020 (Insured: Natl-Re)	NR/A3	1,050,000	941,839

Ventura County Public Financing Authority, 5.00% due 11/1/2023 (Office Building Purchase and Improvements)	AA+/Aa1	500,000	603,645

Ventura County Public Financing Authority, 5.00% due 11/1/2024 (Office Building Purchase and Improvements)	AA+/Aa1	1,060,000	1,275,933

Virgin Islands Public Finance Authority, 5.00% due 10/1/2017	B/Caa1	1,440,000	1,438,978

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Vista Redevelopment Agency, 5.00% due 9/1/2019 (Vista Redevelopment Project; Insured: AGM)	AA/NR	300,000	323,169

Vista Redevelopment Agency, 5.00% due 9/1/2020 (Vista Redevelopment Project; Insured: AGM)	AA/NR	275,000	304,466

Vista Redevelopment Agency, 5.00% due 9/1/2021 (Vista Redevelopment Project; Insured: AGM)	AA/NR	265,000	301,117

Vista Redevelopment Agency, 5.00% due 9/1/2022 (Vista Redevelopment Project; Insured: AGM)	AA/NR	335,000	388,577

Vista Redevelopment Agency, 5.00% due 9/1/2023 (Vista Redevelopment Project; Insured: AGM)	AA/NR	400,000	472,192

Walnut Improvement Agency, 4.00% due 3/1/2018 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,019,100

Walnut Improvement Agency, 5.00% due 3/1/2019 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	400,000	424,360

Washington USD Yolo County COP, 5.00% due 8/1/2017 (West Sacramento High School; Insured: AMBAC) (ETM)	A/NR	725,000	727,639

Westminster Redevelopment Agency, 5.00% due 8/1/2024 (Commercial Redevelopment Project No. 1; Insured: AGM)	AA/A2	1,205,000	1,251,682

TOTAL INVESTMENTS — 98.78% (Cost $623,134,277)			$641,459,099

OTHER ASSETS LESS LIABILITIES — 1.22%			7,893,365

NET ASSETS — 100.00%			$649,352,464

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Segregated as collateral for a when-issued security.

b	When-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GO	General Obligation

HFFA	Health Facilities Financing Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

USD	Unified School District

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2017 (Unaudited)

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$641,459,099	$-	$641,459,099	$-

Total Investments in Securities	$641,459,099	$-	$641,459,099	$-

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$623,134,277

Gross unrealized appreciation on a tax basis	$19,177,377
Gross unrealized depreciation on a tax basis	(852,555)

Net unrealized appreciation (depreciation) on investments (tax basis)	$18,324,822

16

SCHEDULE OF INVESTMENTS

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

MUNICIPAL BONDS — 96.94%

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2021 pre-refunded 7/1/2019 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	$1,760,000	$1,896,699

Albuquerque Bernalillo County Water Utility Authority, 5.50% due 7/1/2025 pre-refunded 7/1/2019 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	1,000,000	1,087,550

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 pre-refunded 7/1/2018 (San Juan-Chama Drinking Water Project)	AA+/Aa2	1,420,000	1,477,695

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 (2005 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	2,000,000	2,394,620

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2031 (2007 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	500,000	585,805

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2032 (2007 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	1,000,000	1,166,110

Albuquerque Metropolitan Arroyo Flood Control Authority GO, 4.00% due 8/1/2017	AAA/Aaa	500,000	501,375

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	3,585,000	3,871,119

Albuquerque Municipal School District No. 12 GO, 4.00% due 8/1/2029 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	1,300,000	1,404,039

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2031 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	1,000,000	1,192,200

Bernalillo County, 5.00% due 4/1/2021 (Government Services; Insured: Natl-Re)	AAA/Aa2	2,455,000	2,648,184

Bernalillo County, 5.25% due 10/1/2022 (Government Services; Insured: AMBAC)	AAA/Aa2	3,170,000	3,768,654

Bernalillo County, 5.25% due 10/1/2023 (Government Services; Insured: AMBAC)	AAA/Aa2	1,275,000	1,542,176

Bernalillo County, 5.25% due 10/1/2025 (Government Services; Insured: AMBAC)	AAA/Aa2	3,850,000	4,738,195

Bernalillo County, 5.25% due 4/1/2027 (Government Services)	AAA/Aa2	300,000	366,339

Bernalillo County, 5.70% due 4/1/2027 (Government Services)	AAA/Aa2	3,000,000	3,755,460

Bernalillo County, 5.70% due 4/1/2027 (Government Services; Insured: Natl-Re)	AAA/Aa2	815,000	1,015,083

Carlsbad Municipal School District GO, 5.00% due 8/1/2018 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,000,000	1,043,740

Carlsbad Municipal School District GO, 5.00% due 8/1/2023 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,650,000	1,970,479

Central New Mexico Community College GO, 5.00% due 8/15/2020 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,375,000	1,533,661

Central New Mexico Community College GO, 5.00% due 8/15/2021 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,435,000	1,645,385

Central New Mexico Community College GO, 5.00% due 8/15/2022 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,100,000	1,290,366

Central New Mexico Community College GO, 4.00% due 8/15/2023 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,920,000	2,107,373

Cibola County, 5.00% due 6/1/2025 (County Building Improvements)	NR/A2	360,000	423,655

Cibola County, 5.00% due 6/1/2025 (County Building Improvements)	NR/NR	355,000	417,771

City of Albuquerque, 5.00% due 7/1/2021 (Lodgers’ Tax Obligation Reserve Fund)	AAA/Aa2	1,340,000	1,439,080

City of Albuquerque, 5.00% due 7/1/2021 (Lodgers’ Tax Obligation Reserve Fund)	AAA/Aa2	3,000,000	3,221,820

City of Albuquerque, 5.00% due 7/1/2025 (I-25/Paseo del Norte Interchange)	AAA/Aa2	540,000	640,273

City of Albuquerque, 5.00% due 7/1/2027 (I-25/Paseo del Norte Interchange)	AAA/Aa2	555,000	651,492

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of Albuquerque, 5.00% due 7/1/2033 (City Infrastructure Improvements)	AAA/Aa2	1,100,000	1,274,988

	City of Albuquerque, 5.00% due 7/1/2034 (City Infrastructure Improvements)	AAA/Aa2	1,200,000	1,385,316

	City of Albuquerque GO, 5.00% due 7/1/2023 (City Infrastructure Improvements)	AAA/Aa1	1,360,000	1,625,826

	City of Albuquerque GO, 5.00% due 7/1/2026 (City Infrastructure Improvements)	AAA/Aa1	870,000	1,088,144

	City of Farmington, 5.125% due 6/1/2018 (San Juan Regional Medical Center)	NR/A3	570,000	572,052

	City of Farmington, 5.125% due 6/1/2019 (San Juan Regional Medical Center)	NR/A3	645,000	647,258

	City of Farmington, 5.00% due 6/1/2022 (San Juan Regional Medical Center)	NR/A3	2,825,000	2,833,870

	City of Farmington, 4.70% due 5/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	965,000	1,041,631

	City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	4,000,000	4,317,600

	City of Farmington, 1.875% due 4/1/2029 put 4/1/2020 (Southern California Edison Co.-Four Corners Project)	A/Aa3	3,000,000	3,036,300

	City of Gallup, 5.125% due 6/1/2019 (City Infrastructure Improvements)	NR/NR	310,000	326,405

	City of Las Cruces, 4.00% due 6/1/2021 (Joint Utility System)	NR/Aa2	100,000	110,230

	City of Las Cruces, 5.00% due 6/1/2021 (NMFA Loan)	NR/Aa3	730,000	801,752

	City of Las Cruces, 4.00% due 6/1/2022 (Joint Utility System)	NR/Aa2	670,000	750,360

	City of Las Cruces, 5.00% due 6/1/2022 (NMFA Loan)	NR/Aa3	765,000	843,191

	City of Las Cruces, 4.00% due 6/1/2023 (Joint Utility System)	NR/Aa2	695,000	786,921

	City of Las Cruces, 5.00% due 6/1/2023 (NMFA Loan)	NR/Aa3	800,000	880,800

	City of Las Cruces, 5.00% due 6/1/2024 (NMFA Loan)	NR/Aa3	840,000	923,832

	City of Las Cruces, 4.00% due 6/1/2025 (Joint Utility System)	NR/Aa2	750,000	862,320

	City of Las Cruces, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,000,000	2,185,540

	City of Las Cruces, 5.00% due 6/1/2037 (NMFA Loan)	NR/Aa3	5,000,000	5,449,150

	City of Roswell, 5.00% due 6/1/2026 (Joint Water and Sewer Improvement; Insured: BAM)	AA/A1	830,000	1,007,861

	City of Roswell, 5.00% due 6/1/2035 (Joint Water and Sewer Improvement; lnsured: Bam)	AA/A1	580,000	665,770

	City of Roswell, 5.00% due 6/1/2036 (Joint Water and Sewer Improvement; Insured: BAM)	AA/A1	640,000	733,574

[a]	City of Santa Fe, 4.50% due 5/15/2027 (El Castillo Retirement Residences)	BBB-/NR	3,275,000	3,413,663

	City of Santa Fe, 5.00% due 5/15/2034 (El Castillo Retirement Residences)	BBB-/NR	1,465,000	1,520,040

	City of Santa Fe GRT, 5.00% due 6/1/2028 (Public Facilities)	AA+/NR	930,000	1,096,330

	City of Santa Fe GRT, 5.00% due 6/1/2029 (Public Facilities)	AA+/NR	950,000	1,111,272

	Colfax County, 5.00% due 9/1/2019 (Government Center Facility) (ETM)	A-/NR	355,000	370,453

	Colfax County, 5.50% due 9/1/2029 pre-refunded 9/1/2019 (Government Center Facility)	A-/NR	2,510,000	2,745,112

	County of Los Alamos, 4.875% due 6/1/2018 (Public Facilities)	AA+/A1	500,000	517,410

	County of Los Alamos, 5.50% due 6/1/2018 (Public Facilities)	AA+/A1	1,000,000	1,040,520

	County of Los Alamos, 5.625% due 6/1/2023 pre-refunded 6/1/2018 (Public Facilities)	AA+/A1	1,000,000	1,042,920

	County of Los Alamos, 5.75% due 6/1/2024 pre-refunded 6/1/2018 (Public Facilities)	AA+/A1	3,000,000	3,132,180

	County of Los Alamos, 5.75% due 6/1/2025 pre-refunded 6/1/2018 (Public Facilities)	AA+/A1	1,000,000	1,044,060

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Farmington Municipal School District No. 5 GO, 5.00% due 9/1/2019 (Educational Facilities) (State Aid Withholding)	NR/Aa2	600,000	650,058

	Government of Guam, 5.375% due 12/1/2024 pre-refunded 12/1/2019 (Layon Solid Waste Disposal Facility)	BBB+/NR	2,000,000	2,202,460

	Government of Guam, 5.00% due 11/15/2031 (Various Capital Projects)	A/NR	2,500,000	2,734,000

	Government of Guam, 5.00% due 11/15/2033 (Various Capital Projects)	A/NR	2,500,000	2,720,850

	Grant County, 5.50% due 7/1/2020 (State Dept. of Health-Ft. Bayard Project)	AA-/Aa2	1,565,000	1,632,358

	Grant County, 5.50% due 7/1/2021 (State Dept. of Health-Ft. Bayard Project)	AA-/Aa2	1,655,000	1,726,231

	Grant County, 5.50% due 7/1/2022 (State Dept. of Health-Ft. Bayard Project)	AA-/Aa2	1,745,000	1,820,105

	Guam Power Authority, 5.00% due 10/1/2026 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,262,500

	Las Cruces School District No. 2 GO, 2.00% due 8/1/2018 (New Mexico SD Credit Enhancement Program) (State Aid Withholding)	NR/Aa2	630,000	636,703

	New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	1,150,000	1,156,129

	New Mexico Educational Assistance Foundation, 5.00% due 12/1/2019 (Student Loans)	AAA/Aaa	1,000,000	1,089,500

[a]	New Mexico Educational Assistance Foundation, 5.00% due 12/1/2022 (Student Loans)	AAA/Aaa	3,000,000	3,335,580

	New Mexico Finance Authority, 5.00% due 12/15/2017 (State Highway Infrastructure)	AA/Aa2	250,000	254,765

	New Mexico Finance Authority, 5.00% due 6/15/2022 (The Public Project Revolving Fund Program; Insured: Natl-Re)	AA+/Aa2	1,300,000	1,304,355

	New Mexico Finance Authority, 5.00% due 6/15/2026 (State Highway Infrastructure)	AA/Aa2	1,220,000	1,456,168

	New Mexico Finance Authority, 5.00% due 6/15/2027 (State Highway Infrastructure)	AA/Aa2	1,195,000	1,416,015

	New Mexico Finance Authority, 5.00% due 6/15/2031 (The Public Project Revolving Fund Program)	AA+/Aa2	1,000,000	1,168,390

	New Mexico Hospital Equipment Loan Council, 6.00% due 8/1/2023 pre-refunded 8/1/2018 (Presbyterian Healthcare Services)	AA/Aa3	6,000,000	6,320,520

	New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2031 (Presbyterian Healthcare Services)	AA/Aa3	600,000	693,504

	New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2031 (Presbyterian Healthcare Services)	AA/Aa3	1,150,000	1,372,237

	New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,000,000	2,110,280

	New Mexico Hospital Equipment Loan Council, 0.95% due 8/1/2034 put 7/3/2017 (Presbyterian Healthcare Services; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa3	3,305,000	3,305,000

	New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2039 pre-refunded 8/1/2019 (Presbyterian Healthcare Services)	AA/Aa3	3,000,000	3,240,720

	New Mexico Housing Authority, 5.30% due 12/1/2022 (El Paseo Apartments; Insured: AMBAC) (AMT)	NR/NR	525,000	525,420

	New Mexico Institute of Mining and Technology, 5.00% due 7/1/2020 (Campus Buildings Acquisition & Improvements)	A+/A1	590,000	649,313

	New Mexico Institute of Mining and Technology, 5.00% due 7/1/2023 (Campus Buildings Acquisition & Improvements)	A+/A1	685,000	774,393

	New Mexico Institute of Mining and Technology, 5.00% due 7/1/2024 (Campus Buildings Acquisition & Improvements)	A+/A1	525,000	586,798

	New Mexico Institute of Mining and Technology, 5.00% due 7/1/2025 (Campus Buildings Acquisition & Improvements)	A+/A1	505,000	562,792

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	New Mexico Institute of Mining and Technology, 5.00% due 7/1/2028 (Campus Buildings Acquisition & Improvements)	A+/A1	1,500,000	1,667,385

	New Mexico Mortgage Finance Authority, 5.25% due 7/1/2023 (HERO SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	410,000	415,547

	New Mexico Mortgage Finance Authority, 5.375% due 7/1/2023 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	175,000	175,632

	New Mexico Mortgage Finance Authority, 4.625% due 3/1/2028 (NIBP SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	925,000	974,821

	New Mexico Mortgage Finance Authority, 5.50% due 7/1/2028 (HERO SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	900,000	909,729

	New Mexico Mortgage Finance Authority, 5.60% due 7/1/2028 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	160,000	161,878

	New Mexico Mortgage Finance Authority, 5.40% due 9/1/2029 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	465,000	481,921

[b]	Regents of New Mexico State University, 5.00% due 4/1/2035 (Campus Buildings Acquisition & Improvements)	AA-/A1	1,900,000	2,197,331

[b]	Regents of New Mexico State University, 5.00% due 4/1/2036 (Campus Buildings Acquisition & Improvements)	AA-/A1	1,995,000	2,309,013

	Regents of the University of New Mexico, 6.00% due 6/1/2021 (Campus Buildings Acquisition & Improvements)	AA/Aa2	300,000	328,545

	Regents of the University of New Mexico, 0.90% due 6/1/2026 put 7/10/2017 (Campus Buildings Acquisition & Improvements; SPA: U.S. Bank, N.A.) (weekly demand notes)	AA/Aa2	1,900,000	1,900,000

	Regents of the University of New Mexico, 4.50% due 6/1/2034 (Campus Buildings Acquisition & Improvements)	AA/Aa2	1,500,000	1,682,385

	Regents of the University of New Mexico, 4.50% due 6/1/2035 (Campus Buildings Acquisition & Improvements)	AA/Aa2	1,500,000	1,677,390

	Regents of the University of New Mexico, 4.50% due 6/1/2036 (Campus Buildings Acquisition & Improvements)	AA/Aa2	1,500,000	1,673,655

	Rio Rancho Public School District No. 94 GO, 3.00% due 8/1/2017 (State Aid Withholding)	NR/Aa2	2,530,000	2,534,529

	San Juan County, 5.00% due 6/15/2028 (County Capital Improvements)	A+/A1	1,280,000	1,479,501

	San Juan County, 5.00% due 6/15/2030 (County Capital Improvements)	A+/A1	1,365,000	1,560,741

	Santa Fe County, 5.00% due 2/1/2018 (County Correctional System; Insured: AGM)	AA/A2	205,000	208,747

	Santa Fe County, 5.00% due 6/1/2025 pre-refunded 6/1/2018 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,400,000	1,451,968

	Santa Fe County, 5.00% due 6/1/2026 pre-refunded 6/1/2018 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,535,000	1,591,979

	Santa Fe County, 6.00% due 2/1/2027 (County Correctional System; Insured: AGM)	AA/A2	1,520,000	1,851,406

	Santa Fe County GRT, 5.00% due 6/1/2025 (County Buildings & Facilities)	AA+/NR	1,250,000	1,530,575

	Santa Fe County GRT, 5.00% due 6/1/2026 (County Buildings & Facilities)	AA+/NR	640,000	775,712

	Santa Fe County GRT, 5.00% due 6/1/2027 (County Buildings & Facilities)	AA+/NR	275,000	328,622

	Santa Fe Public School District GO, 3.00% due 8/1/2017 (Santa Fe County School Facilities) (State Aid Withholding)	AA/Aa2	400,000	400,764

	State of New Mexico, 5.00% due 7/1/2020 (Educational Facilities)	AA-/Aa2	4,000,000	4,443,240

	State of New Mexico, 5.00% due 7/1/2022 pre-refunded 7/1/2019 (Capital Improvements)	AA-/Aa2	350,000	377,185

	State of New Mexico, 5.00% due 7/1/2025 (Educational Facilities)	AA-/Aa2	2,000,000	2,450,020

	Taos Municipal School District No. 1 GO, 5.00% due 9/1/2021 (Educational Facilities) (State Aid Withholding)	NR/Aa2	520,000	596,908

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Town of Silver City, 2.00% due 12/1/2018 (Joint Utility System Improvement; Insured: BAM)	AA/NR	260,000	262,922

Town of Silver City, 2.00% due 12/1/2019 (Joint Utility System Improvement; Insured: BAM)	AA/NR	265,000	269,953

Town of Silver City, 4.00% due 6/1/2029 (Public Facility Capital Projects)	A+/NR	1,000,000	1,041,340

Town of Silver City, 4.25% due 6/1/2032 (Public Facility Capital Projects)	A+/NR	1,050,000	1,091,853

Village of Los Ranchos de Albuquerque, 4.50% due 9/1/2040 (Albuquerque Academy)	A/NR	3,000,000	3,131,280

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029 (Diageo Project)	NR/Caa2	2,500,000	2,052,750

Zuni Public School District, 5.00% due 8/1/2028 (Teacher Housing Projects)	A/NR	1,600,000	1,787,392

TOTAL INVESTMENTS — 96.94% (Cost $188,974,764)			$196,462,812

OTHER ASSETS LESS LIABILITIES — 3.06%			6,204,404

NET ASSETS — 100.00%			$202,667,216

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Segregated as collateral for a when-issued security.

b	When-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

ETM	Escrowed to Maturity

FHLMC	Insured by Federal Home Loan Mortgage Corp.

FNMA	Collateralized by Federal National Mortgage Association

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

GRT	Gross Receipts Tax

Natl-Re	Insured by National Public Finance Guarantee Corp.

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2017 (Unaudited)

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2017 (Unaudited)

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$196,462,812	$-	$196,462,812	$-

Total Investments in Securities	$196,462,812	$-	$196,462,812	$-

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$188,974,764

Gross unrealized appreciation on a tax basis	$8,142,752
Gross unrealized depreciation on a tax basis	(654,704)

Net unrealized appreciation (depreciation) on investments (tax basis)	$7,488,048

7

SCHEDULE OF INVESTMENTS

Thornburg New York Intermediate Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of New York GO, 5.00% due 8/1/2025 (City Budget Financial Management)	AA/Aa2	$400,000	$401,404

	City of New York GO, 5.00% due 8/1/2030 (City Budget Financial Management)	AA/Aa2	1,000,000	1,163,620

	County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,000,000	1,157,680

	Dutchess County Local Development Corp., 5.00% due 7/1/2021 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	535,000	589,779

	Dutchess County Local Development Corp., 5.00% due 7/1/2022 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	510,000	561,275

	Erie County Industrial Development Agency, 5.25% due 5/1/2025 pre-refunded 5/1/2019 (Buffalo City School District)	AA/Aa2	1,000,000	1,076,800

	Government of Guam, 5.375% due 12/1/2024 pre-refunded 12/1/2019 (Layon Solid Waste Disposal Facility)	BBB+/NR	1,000,000	1,101,230

[a]	Government of Guam, 5.00% due 11/15/2033 (Various Capital Projects)	A/NR	2,000,000	2,176,680

	Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Baa2	500,000	556,160

	Hempstead Town Local Development Corp., 5.00% due 7/1/2028 (Hofstra University)	A/A2	500,000	559,470

	Hudson Yards Infrastructure Corp., 5.00% due 2/15/2035 (Hudson Yards Subway Station)	A+/Aa3	1,000,000	1,172,480

	Long Island Power Authority, 5.25% due 9/1/2029 (Electric System Capital Improvements)	AA/A3	645,000	790,783

	Metropolitan Transportation Authority, 6.25% due 11/15/2023 pre-refunded 11/15/2018	NR/NR	800,000	857,920

	Metropolitan Transportation Authority, 6.25% due 11/15/2023 pre-refunded 11/15/2018	NR/NR	10,000	10,724

	Metropolitan Transportation Authority, 6.25% due 11/15/2023	AA-/A1	190,000	203,684

	Monroe County Industrial Development Corp., 5.00% due 1/15/2028 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	250,000	286,800

	Monroe County Industrial Development Corp., 5.00% due 1/15/2029 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	300,000	342,033

	Nassau County IDA, 4.75% due 3/1/2026 pre-refunded 3/1/2020 (New York Institute of Technology)	BBB+/Baa2	1,000,000	1,093,620

	Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2021 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	275,000	317,699

	Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2028 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	400,000	478,464

	Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2031 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	1,000,000	1,175,730

	New York City Health and Hospital Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	770,000	845,383

	New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2025 (Healthcare Facilities Improvements)	A+/Aa3	1,000,000	1,087,350

	New York City Transitional Finance Authority, 5.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA/Aa2	1,000,000	1,059,390

	New York City Transitional Finance Authority, 0.97% due 8/1/2031 put 7/3/2017 (City Capital Projects; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aaa	1,925,000	1,925,000

	New York City Trust for Cultural Resources, 5.25% due 12/1/2018 (Lincoln Center for the Performing Arts) (ETM)	A+/A2	175,000	185,682

	New York Municipal Bond Bank Agency, 5.00% due 4/15/2018 (Insured: AGM)	AA/A2	1,000,000	1,030,590

	New York State Dormitory Authority, 5.00% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/Aa3	475,000	488,685

	New York State Dormitory Authority, 5.25% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/Aa3	775,000	815,393

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,175,000	1,299,691

	New York State Dormitory Authority, 5.25% due 7/1/2022 (St. John’s University; Insured: Natl-Re)	A/A3	1,000,000	1,180,110

	New York State Dormitory Authority, 5.00% due 1/15/2023 (Municipal Health Facilities)	AA-/Aa3	1,000,000	1,021,480

	New York State Dormitory Authority, 5.00% due 10/1/2023 (School District Financing Program) (State Aid Withholding)	AA-/NR	575,000	687,660

	New York State Dormitory Authority, 5.00% due 10/1/2023 pre-refunded 10/1/2017 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	400,000	404,260

	New York State Dormitory Authority, 5.00% due 7/1/2024 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	1,000,000	1,002,610

	New York State Dormitory Authority, 5.00% due 7/1/2024 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,540,000	1,628,704

	New York State Dormitory Authority, 5.00% due 10/1/2024 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/Aa3	1,000,000	1,148,320

	New York State Dormitory Authority, 5.00% due 7/1/2025 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,105,000	1,163,742

	New York State Dormitory Authority, 5.00% due 7/1/2027 (Columbia University Teachers College)	A+/A1	750,000	850,125

	New York State Dormitory Authority, 5.25% due 7/1/2027 (Health Quest Systems; Insured: AGM)	AA/A3	500,000	501,760

	New York State Dormitory Authority, 5.00% due 12/15/2027 (Metropolitan Transportation Authority & State Urban Development Corp.)	AAA/Aa1	2,500,000	2,931,900

	New York State Dormitory Authority, 5.00% due 10/1/2028 (School District Financing Program; Insured: AGM)	AA/NR	200,000	236,718

	New York State Dormitory Authority, 5.25% due 5/1/2030 pre-refunded 5/1/2019 (North Shore Long Island Jewish Medical)	A-/A3	1,000,000	1,076,040

[b]	New York State Dormitory Authority, 5.00% due 2/15/2032	AAA/Aa1	1,000,000	1,191,280

	New York State Thruway Authority, 5.00% due 4/1/2022 pre-refunded 10/01/17 (Multi-Year Highway and Bridge Capital Program)	AA/NR	1,000,000	1,010,650

	New York State Urban Development Corp., 5.25% due 1/1/2021	AA/NR	1,000,000	1,062,300

	Onondaga Civic Development Corp., 5.00% due 7/1/2021 (Le Moyne College)	NR/Baa2	1,000,000	1,096,510

	Onondaga Civic Development Corp., 5.50% due 12/1/2031 (State University of New York Upstate Medical University)	A+/NR	1,000,000	1,149,940

	Port Authority New York & New Jersey, 5.00% due 8/15/2022 pre-refunded 8/15/2017 (Insured: AGM)	AA/Aa3	1,000,000	1,005,040

	Sales Tax Asset Receivable Corp., 5.00% due 10/15/2029 (New York Local Government Assistance Corp.)	AAA/Aa1	250,000	300,775

	Sales Tax Asset Receivable Corp., 5.00% due 10/15/2030 (New York Local Government Assistance Corp.)	AAA/Aa1	1,000,000	1,197,800

	Sales Tax Asset Receivable Corp., 5.00% due 10/15/2031 (New York Local Government Assistance Corp.)	AAA/Aa1	1,000,000	1,194,340

	Syracuse Industrial Development Agency, 5.25% due 5/1/2026 (Syracuse City School District)	AA/Aa2	2,150,000	2,443,109

	Tobacco Settlement Asset Securitization Corp., 5.00% due 6/1/2022	A/NR	1,000,000	1,133,600

	Town of Amherst Development Corp., 5.00% due 10/1/2020 (University at Buffalo Foundation Facility-Student Housing; Insured: AGM)	AA/A2	1,000,000	1,109,000

	Town of Oyster Bay GO, 2.50% due 6/1/2018 (Plainview, Locust Valley, South Farmingdale, Jericho, Bethpage, Oyster Bay Water Districts)	NR/NR	620,000	622,796

	Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2025 pre-refunded 11/15/2017 (MTA Bridges and Tunnels)	AA-/Aa3	1,410,000	1,432,038

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2028 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,178,340

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2029 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,167,220

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza)	NR/A1	230,000	246,960

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza)	NR/A1	710,000	761,546

Utility Debt Securitization Authority, 5.00% due 12/15/2029 (Long Island Power Authority-Electric Service)	AAA/Aaa	1,000,000	1,183,010

Utility Debt Securitization Authority, 5.00% due 12/15/2030 (Long Island Power Authority-Electric Service)	AAA/Aaa	1,000,000	1,178,340

West Seneca Central School District GO, 5.00% due 11/15/2023 (Facilities Improvements; Insured: BAM) (State Aid Withholding)	AA/A2	1,300,000	1,551,420

TOTAL INVESTMENTS — 101.11% (Cost $58,449,189)			$61,860,643

LIABILITIES NET OF OTHER ASSETS — (1.11)%			(676,543)

NET ASSETS — 100.00%			$61,184,100

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Segregated as collateral for a when-issued security.

b	When-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

BAM	Insured by Build America Mutual Insurance Co.

ETM	Escrowed to Maturity

GO	General Obligation

IDA	Industrial Development Authority

Natl-Re	Insured by National Public Finance Guarantee Corp.

SONYMA	State of New York Mortgage Authority

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg New York Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2017 (Unaudited)

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2017 (Unaudited)

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$61,860,643	$-	$61,860,643	$-

Total Investments in Securities	$61,860,643	$-	$61,860,643	$-

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$58,449,189

Gross unrealized appreciation on a tax basis	$3,429,526
Gross unrealized depreciation on a tax basis	(18,072)

Net unrealized appreciation (depreciation) on investments (tax basis)	$3,411,454

5

SCHEDULE OF INVESTMENTS

Thornburg Limited Term U.S. Government Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	U.S. TREASURY SECURITIES — 24.05%

	United States Treasury Notes, 2.25%, 11/30/2017	7,500,000	$7,533,281

	United States Treasury Notes, 2.625%, 1/31/2018	6,700,000	6,753,731

	United States Treasury Notes, 0.75%, 4/30/2018	4,750,000	4,729,980

[a]	United States Treasury Notes, 1.125%, 6/15/2018	4,000,000	3,993,750

	United States Treasury Notes, 3.625%, 2/15/2020	1,000,000	1,054,422

	United States Treasury Notes, 1.375%, 2/29/2020	2,500,000	2,491,270

	United States Treasury Notes, 1.625%, 6/30/2020	4,000,000	4,007,156

	United States Treasury Notes, 0.125%, 4/15/2021	2,991,669	2,987,617

	United States Treasury Notes, 2.25%, 4/30/2021	6,000,000	6,116,672

	United States Treasury Notes, 2.25%, 11/15/2024	1,500,000	1,508,320

	United States Treasury Notes, 1.50%, 8/15/2026	1,500,000	1,403,391

	United States Treasury Notes Inflationary Index, 0.125%, 4/15/2020	3,121,769	3,126,975

	United States Treasury Notes Inflationary Index, 0.625%, 7/15/2021	2,712,050	2,779,326

	United States Treasury Notes Inflationary Index, 0.125%, 7/15/2022	5,316,050	5,311,962

	United States Treasury Notes Inflationary Index, 0.125%, 1/15/2023	2,648,150	2,624,069

	United States Treasury Notes Inflationary Index, 0.375%, 7/15/2025	5,928,365	5,886,172

	United States Treasury Notes Inflationary Index, 0.625%, 1/15/2026	3,241,319	3,262,157

	United States Treasury Notes Inflationary Index, 0.125%, 7/15/2026	1,530,030	1,476,059

	TOTAL U.S. TREASURY SECURITIES (Cost $67,091,643)		67,046,310

	U.S. GOVERNMENT AGENCIES — 20.22%

	Federal Home Loan Bank, 5.00%, 12/8/2017	3,000,000	3,048,821

	Federal Home Loan Mtg Corp., 4.875%, 6/13/2018	3,000,000	3,102,402

	Federal National Mtg Assoc., 1.875%, 12/28/2020	2,000,000	2,011,906

	HNA Group 2015 LLC, (Guaranty: Export-Import Bank of the United States), 2.291%, 6/30/2027	2,601,979	2,578,056

	Mortgage-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06%, 1/15/2022	644,950	647,544

	New Valley Generation I, Tennessee Valley Authority, 7.299%, 3/15/2019	845,228	880,670

[b]	Petroleos Mexicanos Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.508%, 4/15/2025	2,800,000	2,764,633

[b]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70%, 12/20/2022	2,873,750	2,830,966

[b]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 2.46%, 12/15/2025	2,125,000	2,130,595

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 5.45%, 9/15/2017	3,000,000	3,024,879

[b]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.512%, 1/15/2026	3,150,000	3,166,752

[b]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.06%, 1/15/2026	3,150,000	3,109,198

[b]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 1.87%, 1/15/2026	2,131,579	2,087,596

	Small Business Administration Participation Certificates, Series 2001-20D Class 1, 6.35%, 4/1/2021	421,579	443,312

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	Small Business Administration Participation Certificates, Series 2001-20F Class 1, 6.44%, 6/1/2021	354,013	372,311

	Small Business Administration Participation Certificates, Series 2002-20A Class 1, 6.14%, 1/1/2022	280,063	296,569

	Small Business Administration Participation Certificates, Series 2002-20K Class 1, 5.08%, 11/1/2022	217,860	229,348

	Small Business Administration Participation Certificates, Series 2005-20H Class 1, 5.11%, 8/1/2025	219,052	232,056

	Small Business Administration Participation Certificates, Series 2007-20D Class 1, 5.32%, 4/1/2027	533,812	569,962

	Small Business Administration Participation Certificates, Series 2007-20F Class 1, 5.71%, 6/1/2027	313,898	337,578

	Small Business Administration Participation Certificates, Series 2007-20I Class 1, 5.56%, 9/1/2027	1,137,517	1,220,218

	Small Business Administration Participation Certificates, Series 2007-20K Class 1, 5.51%, 11/1/2027	673,045	721,441

	Small Business Administration Participation Certificates, Series 2008-20G Class 1, 5.87%, 7/1/2028	1,876,554	2,061,788

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74%, 7/1/2031	2,041,873	2,153,466

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87%, 11/1/2031	2,311,550	2,349,863

	Small Business Administration Participation Certificates, Series 2015-20G Class 1, 2.88%, 7/1/2035	2,287,052	2,305,305

	Small Business Administration Participation Certificates, Series 2015-20I Class 1, 2.82%, 9/1/2035	2,537,553	2,555,310

	Ulani MSN 35940 LLC, (Guaranty: Export-Import Bank of the United States), 2.227%, 5/16/2025	3,333,333	3,317,407

	Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.87%, 6/28/2024	1,835,824	1,808,355

[b]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.726%, 6/26/2024	4,059,556	4,002,312

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $56,247,476)		56,360,619

	MORTGAGE BACKED — 51.97%

	Federal Home Loan Mtg Corp. Multi-Family Structured Pass Through, Series KLH3 Class A Floating Rate Note, 1.76%, 11/25/2022	2,998,695	3,009,896

	Federal Home Loan Mtg Corp. Whole Loan Securities, Series 2016-SC01 Class 2A, 3.50%, 7/25/2046	2,194,142	2,178,150

	Federal Home Loan Mtg Corp. Whole Loan Securities, Series 2016-SC02 Class 2A, 3.50%, 10/25/2046	1,756,362	1,789,315

	Federal Home Loan Mtg Corp., CMO Series 1321 Class TE, 7.00%, 8/15/2022	114,323	121,188

	Federal Home Loan Mtg Corp., CMO Series 2527 Class BP, 5.00%, 11/15/2017	19,592	19,668

	Federal Home Loan Mtg Corp., CMO Series 2529 Class MB, 5.00%, 11/15/2017	20,750	20,868

	Federal Home Loan Mtg Corp., CMO Series 2553 Class GB, 5.00%, 1/15/2018	20,808	20,950

	Federal Home Loan Mtg Corp., CMO Series 2558 Class BD, 5.00%, 1/15/2018	102,289	103,047

	Federal Home Loan Mtg Corp., CMO Series 2622 Class PE, 4.50%, 5/15/2018	70,187	70,813

	Federal Home Loan Mtg Corp., CMO Series 2641 Class WE, 4.50%, 1/15/2033	25,296	25,578

	Federal Home Loan Mtg Corp., CMO Series 2649 Class QH, 4.50%, 7/15/2018	41,428	41,924

	Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00%, 6/15/2019	18,071	18,306

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2017 (Unaudited)

	Shares/ Principal Amount	Value

Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50%, 7/15/2019	165,006	166,389

Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50%, 3/15/2022	538,098	554,218

Federal Home Loan Mtg Corp., CMO Series 3640 Class EL, 4.00%, 3/15/2020	352,765	360,716

Federal Home Loan Mtg Corp., CMO Series 3704 Class DC, 4.00%, 11/15/2036	480,069	502,063

Federal Home Loan Mtg Corp., CMO Series 3867 Class VA, 4.50%, 3/15/2024	1,703,577	1,831,411

Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00%, 4/15/2041	898,803	897,662

Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50%, 8/15/2023	2,087,338	2,178,154

Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75%, 5/15/2039	1,911,556	1,878,321

Federal Home Loan Mtg Corp., CMO Series 4105 Class FG, 1.559%, 9/15/2042	1,947,926	1,954,331

Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50%, 10/15/2027	2,365,470	2,310,766

Federal Home Loan Mtg Corp., CMO Series 4120 Class UE, 2.00%, 10/15/2027	2,496,889	2,477,127

Federal Home Loan Mtg Corp., CMO Series K018 Class A1, 1.781%, 10/25/2020	1,099,904	1,100,351

Federal Home Loan Mtg Corp., CMO Series K035 Class A1, 2.615%, 3/25/2023	2,747,654	2,788,478

Federal Home Loan Mtg Corp., CMO Series K037 Class A1, 2.592%, 4/25/2023	1,551,313	1,573,896

Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604%, 10/25/2023	4,806,101	4,892,362

Federal Home Loan Mtg Corp., CMO Series K042 Class A1, 2.267%, 6/25/2024	2,142,861	2,148,329

Federal Home Loan Mtg Corp., CMO Series K709 Class A2, 2.086%, 3/25/2019	3,000,000	3,016,543

Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413%, 8/25/2047	1,367,991	1,383,389

Federal Home Loan Mtg Corp., CMO Series KF15 Class A, 1.665%, 2/25/2023	2,674,273	2,685,921

Federal Home Loan Mtg Corp., CMO Series KLH1 Class A, 1.76%, 11/25/2022	2,000,000	2,007,474

Federal Home Loan Mtg Corp., CMO Series KP02 Class A2, 2.355%, 4/25/2021	2,990,213	3,021,792

Federal Home Loan Mtg Corp., CMO Series KS03 Class A2, 2.79%, 6/25/2022	2,500,000	2,527,462

Federal Home Loan Mtg Corp., CMO Series SC02 Class 2A, 3.50%, 9/25/2045	1,854,807	1,865,945

Federal Home Loan Mtg Corp., Pool AK6768, 3.00%, 3/1/2027	1,858,555	1,912,206

Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019	94,683	98,630

Federal Home Loan Mtg Corp., Pool D98887, 3.50%, 1/1/2032	1,067,054	1,112,946

Federal Home Loan Mtg Corp., Pool E96575, 4.50%, 6/1/2018	70,165	70,905

Federal Home Loan Mtg Corp., Pool G12079, 4.50%, 4/1/2019	127,060	129,442

Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020	36,616	37,811

Federal Home Loan Mtg Corp., Pool G13804, 5.00%, 3/1/2025	433,154	461,569

Federal Home Loan Mtg Corp., Pool G18435, 2.50%, 5/1/2027	2,304,168	2,328,920

Federal Home Loan Mtg Corp., Pool J11371, 4.50%, 12/1/2024	430,609	456,380

Federal Home Loan Mtg Corp., Pool J13583, 3.50%, 11/1/2025	743,630	775,089

Federal Home Loan Mtg Corp., Pool J14888, 3.50%, 4/1/2026	820,410	855,118

Federal Home Loan Mtg Corp., Pool T61943, 3.50%, 8/1/2045	878,913	892,920

Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50%, 10/15/2023	1,831,130	1,912,077

Federal National Mtg Assoc., CMO Series 1993-32 Class H, 6.00%, 3/25/2023	14,168	14,989

Federal National Mtg Assoc., CMO Series 2003-15 Class CY, 5.00%, 3/25/2018	16,301	16,415

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00%, 2/25/2018	39,568	39,828

Federal National Mtg Assoc., CMO Series 2003-9 Class DB, 5.00%, 2/25/2018	19,039	19,174

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 0.849%, 3/25/2039	413,890	358,756

	Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00%, 7/25/2024	123,210	125,506

	Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50%, 8/25/2019	36,202	36,580

	Federal National Mtg Assoc., CMO Series 2009-78 Class A, 4.50%, 8/25/2019	58,448	59,203

	Federal National Mtg Assoc., CMO Series 2011-110 Class JV, 4.00%, 1/25/2023	67,964	67,920

	Federal National Mtg Assoc., CMO Series 2011-124 Class QA, 2.00%, 12/25/2041	329,737	329,227

	Federal National Mtg Assoc., CMO Series 2011-45 Class VA, 4.00%, 3/25/2024	2,330,747	2,407,481

	Federal National Mtg Assoc., CMO Series 2011-63 Class MV, 3.50%, 7/25/2024	2,369,725	2,427,077

	Federal National Mtg Assoc., CMO Series 2011-70 Class CA, 3.00%, 8/25/2026	4,137,731	4,136,977

	Federal National Mtg Assoc., CMO Series 2011-72 Class KV, 3.50%, 11/25/2022	1,244,600	1,265,597

	Federal National Mtg Assoc., CMO Series 2012-20 Class VT, 3.50%, 3/25/2025	3,210,330	3,357,803

	Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00%, 6/25/2023	2,328,572	2,424,353

	Federal National Mtg Assoc., CMO Series 2013-81 Class FW Floating Rate Note, 1.516%, 1/25/2043	3,137,774	3,125,510

	Federal National Mtg Assoc., CMO Series 2013-92 Class FA, 1.766%, 9/25/2043	2,244,237	2,255,696

	Federal National Mtg Assoc., CMO Series 2015-AB5 Class A10, 3.15%, 9/25/2035	2,452,172	2,472,274

	Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022	21,145	22,713

	Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024	49,865	55,174

	Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018	4,048	4,133

	Federal National Mtg Assoc., Pool 726308, 4.00%, 7/1/2018	54,307	56,078

	Federal National Mtg Assoc., Pool 889906, 4.00%, 7/1/2023	152,959	159,574

	Federal National Mtg Assoc., Pool 895572, 3.146%, 6/1/2036	263,451	279,832

	Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019	136,927	139,567

	Federal National Mtg Assoc., Pool AA2870, 4.00%, 3/1/2024	410,588	429,728

	Federal National Mtg Assoc., Pool AB7997, 2.50%, 2/1/2023	740,727	749,882

	Federal National Mtg Assoc., Pool AB8447, 2.50%, 2/1/2028	1,944,463	1,962,617

	Federal National Mtg Assoc., Pool AD8191, 4.00%, 9/1/2025	690,837	725,676

	Federal National Mtg Assoc., Pool AE0704, 4.00%, 1/1/2026	2,679,998	2,815,149

	Federal National Mtg Assoc., Pool AH3487, 3.50%, 2/1/2026	2,968,075	3,090,624

	Federal National Mtg Assoc., Pool AJ1752, 3.50%, 9/1/2026	2,035,456	2,119,817

	Federal National Mtg Assoc., Pool AK6518, 3.00%, 3/1/2027	1,758,234	1,810,638

[c]	Federal National Mtg Assoc., Pool AS9749, 4.00%, 6/1/2047	2,744,371	2,889,308

	Federal National Mtg Assoc., Pool AU2669, 2.50%, 10/1/2028	1,964,807	1,985,914

	Federal National Mtg Assoc., Pool MA0045, 4.00%, 4/1/2019	88,418	91,302

	Federal National Mtg Assoc., Pool MA0071, 4.50%, 5/1/2019	71,133	72,444

	Federal National Mtg Assoc., Pool MA0125, 4.50%, 7/1/2019	57,893	59,021

	Federal National Mtg Assoc., Pool MA0380, 4.00%, 4/1/2020	174,450	180,141

	Federal National Mtg Assoc., Pool MA1582, 3.50%, 9/1/2043	4,589,356	4,732,236

	Federal National Mtg Assoc., Pool MA1585, 2.00%, 9/1/2023	1,890,857	1,886,869

	Federal National Mtg Assoc., Pool MA1625, 3.00%, 10/1/2023	2,026,101	2,082,690

	Federal National Mtg Assoc., Pool MA2322, 2.50%, 7/1/2025	1,657,834	1,677,456

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2017 (Unaudited)

	Shares/ Principal Amount	Value

Federal National Mtg Assoc., Pool MA2353, 3.00%, 8/1/2035	2,604,753	2,654,305

Federal National Mtg Assoc., Pool MA2480, 4.00%, 12/1/2035	2,726,711	2,895,426

Federal National Mtg Assoc., Pool MA2499, 2.50%, 1/1/2026	2,721,251	2,753,460

Federal National Mtg Assoc., Pool MA2612, 2.50%, 5/1/2026	1,880,295	1,902,550

Federal National Mtg Assoc., Series 2017-T1, Class A, 2.898%, 6/25/2027	1,000,000	994,152

Government National Mtg Assoc., CMO Series 2010-160 Class VY, 4.50%, 1/20/2022	471,744	497,810

Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019	68,474	70,107

Government National Mtg Assoc., Pool 714631, 5.791%, 10/20/2059	152,366	154,985

Government National Mtg Assoc., Pool 721652, 5.057%, 5/20/2061	2,118,497	2,185,656

Government National Mtg Assoc., Pool 751388, 5.305%, 1/20/2061	1,846,316	1,941,001

Government National Mtg Assoc., Pool 751392, 5.00%, 2/20/2061	4,468,509	4,813,090

Government National Mtg Assoc., Pool 757313, 4.298%, 12/20/2060	2,227,182	2,250,500

Government National Mtg Assoc., Pool 894205, 2.125%, 8/20/2039	356,667	368,031

Government National Mtg Assoc., Pool MA0100, 2.50%, 5/20/2042	1,073,435	1,100,286

Government National Mtg Assoc., Pool MA0907, 2.00%, 4/20/2028	2,768,993	2,721,834

TOTAL MORTGAGE BACKED (Cost $145,420,831)		144,908,958

SHORT TERM INVESTMENTS — 5.38%

Bank of New York Tri-Party Repurchase Agreement 1.28% dated 6/30/2017 due 7/3/2017, repurchase price $12,001,280 collateralized by 19 U.S. Government debt securities, having an average coupon of 3.45%, a minimum credit rating of BBB-, maturity dates from 12/25/2018 to 11/30/2039, and having an aggregate market value of $12,238,736 at 6/30/2017	12,000,000	12,000,000

Federal Home Loan Bank Discount Note, 0.40%, 7/3/2017	3,000,000	2,999,933

TOTAL SHORT TERM INVESTMENTS (Cost $14,999,933)		14,999,933

TOTAL INVESTMENTS — 101.62% (Cost $283,759,883)		$283,315,820

LIABILITIES NET OF OTHER ASSETS — (1.62)%		(4,503,437)

NET ASSETS — 100.00%		$278,812,383

Footnote Legend

a	Segregated as collateral for a when-issued security.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

c	When-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation

Mtg	Mortgage

REMIC	Real Estate Mortgage Investment Conduit

VA	Veterans Affairs

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2017 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
U.S. Treasury Securities	$67,046,310	$67,046,310	$-	$-
U.S. Government Agencies	56,360,619	2,011,906	54,348,713	-
Mortgage Backed	144,908,958	-	144,908,958	-
Short Term Investments	14,999,933	-	14,999,933	-

Total Investments in Securities	$283,315,820	$69,058,216	$214,257,604	$-

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2017 is as follows:

	U.S. Government Agencies	Total(a)
Beginning Balance 9/30/2016	$2,863,421	$2,863,421
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	–	–
Gross Purchases	–	–
Gross Sales	–	–
Net Change in Unrealized Appreciation (Depreciation)	–	–
Transfers into Level 3	–	–
Transfers out of Level 3	(2,863,421)	(2,863,421)

Ending Balance 6/30/2017	$0	$0

(a) Level 3 investments represent 0.00% of total net assets at the period ended June 30, 2017. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2017 (Unaudited)

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$283,759,883

Gross unrealized appreciation on a tax basis	$1,468,779
Gross unrealized depreciation on a tax basis	(1,912,842)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(444,063)

8

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 6.11%

	United States Treasury Notes, 0.875% due 7/15/2017	NR/Aaa	$36,500,000	$36,496,434

	United States Treasury Notes, 0.75% due 4/30/2018	NR/Aaa	6,875,000	6,846,023

	United States Treasury Notes, 1.625% due 3/31/2019	NR/Aaa	15,000,000	15,068,613

	United States Treasury Notes, 1.50% due 5/31/2019	NR/Aaa	10,000,000	10,023,008

	United States Treasury Notes, 2.75% due 11/15/2023	NR/Aaa	5,500,000	5,724,641

	United States Treasury Notes, 2.25% due 11/15/2024	NR/Aaa	41,780,000	42,011,750

	United States Treasury Notes, 2.00% due 8/15/2025	NR/Aaa	17,500,000	17,201,133

	United States Treasury Notes, 1.625% due 2/15/2026	NR/Aaa	25,200,000	23,948,860

	United States Treasury Notes, 1.50% due 8/15/2026	NR/Aaa	58,000,000	54,264,435

	United States Treasury Notes, 2.00% due 11/15/2026	NR/Aaa	22,633,000	22,070,889

	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2020	NR/Aaa	17,287,711	17,316,540

	United States Treasury Notes Inflationary Index, 0.25% due 1/15/2025	NR/Aaa	5,677,540	5,578,132

	United States Treasury Notes Inflationary Index, 0.125% due 7/15/2026	NR/Aaa	45,812,158	44,196,157

	TOTAL U.S. TREASURY SECURITIES (Cost $303,872,526)			300,746,615

	U.S. GOVERNMENT AGENCIES — 4.02%

	Alex Alpha, LLC, (Guaranty: Export-Import Bank of the United States), 1.617% due 8/15/2024	NR/NR	3,152,174	3,079,270

	Altitude Investments 12, LLC, (Guaranty: Export-Import Bank of the United States), 2.454% due 12/9/2025	NR/NR	5,163,519	5,176,123

[a]	Durrah MSN 35603, (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	NR/NR	9,992,833	9,750,767

	DY8 Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 2.627% due 4/29/2026	NR/NR	3,843,750	3,880,942

	Export Leasing (2009), LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	3,859,775	3,839,172

[a]	Gate Capital Cayman One Ltd., (Guaranty: Export-Import Bank of the United States), 1.839% due 3/27/2021	NR/NR	6,216,732	6,184,623

	Helios Leasing I, LLC, (Guaranty: Export-Import Bank of the United States), 1.562% due 9/28/2024	NR/NR	3,765,681	3,654,985

[a]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	1,720,000	1,711,130

	Mortgage-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06% due 1/15/2022	AA+/NR	545,727	547,922

[a]	MSN 41079 and 41084 Ltd., (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	NR/NR	7,565,061	7,406,876

[a]	Petroleos Mexicanos Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.508% due 4/15/2025	NR/NR	8,288,000	8,183,314

[a]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70% due 12/20/2022	NR/NR	5,720,000	5,634,841

[a]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 2.46% due 12/15/2025	NR/NR	6,375,000	6,391,785

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 5.45% due 9/15/2017	NR/Aaa	3,000,000	3,024,879

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 3.55% due 1/15/2024	NR/Aaa	10,000,000	10,698,200

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.512% due 1/15/2026	NR/NR	5,850,000	5,881,110

[a]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.06% due 1/15/2026	NR/NR	1,350,000	1,332,514

[a]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 1.87% due 1/15/2026	NR/NR	6,461,053	6,327,735

	Sandalwood 2013, LLC, (Guaranty: Export-Import Bank of the United States), 2.821% due 2/12/2026	NR/NR	5,310,230	5,404,603

	Santa Rosa Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 1.693% due 8/15/2024	NR/NR	3,743,050	3,666,665

	Santa Rosa Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 1.472% due 11/3/2024	NR/NR	10,359,162	10,038,339

	Small Business Administration Participation Certificates, Series 2001-20J Class 1, 5.76% due 10/1/2021	NR/NR	166,773	173,976

	Small Business Administration Participation Certificates, Series 2008-20D Class 1, 5.37% due 4/1/2028	NR/NR	982,203	1,069,014

	Small Business Administration Participation Certificates, Series 2009-20E Class 1, 4.43% due 5/1/2029	NR/NR	961,270	1,022,411

	Small Business Administration Participation Certificates, Series 2009-20K Class 1, 4.09% due 11/1/2029	NR/NR	5,595,042	5,908,278

	Small Business Administration Participation Certificates, Series 2011-20E Class 1, 3.79% due 5/1/2031	NR/NR	7,062,183	7,453,669

	Small Business Administration Participation Certificates, Series 2011-20F Class 1, 3.67% due 6/1/2031	NR/NR	1,094,849	1,153,949

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74% due 7/1/2031	NR/NR	8,167,491	8,613,863

	Small Business Administration Participation Certificates, Series 2011-20I Class 1, 2.85% due 9/1/2031	NR/NR	11,425,343	11,603,564

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87% due 11/1/2031	NR/NR	8,997,708	9,146,843

	Small Business Administration Participation Certificates, Series 2012-20D Class 1, 2.67% due 4/1/2032	NR/NR	8,893,065	9,018,478

	Small Business Administration Participation Certificates, Series 2012-20J Class 1, 2.18% due 10/1/2032	NR/NR	6,950,257	6,842,061

	Small Business Administration Participation Certificates, Series 2012-20K Class 1, 2.09% due 11/1/2032	NR/NR	4,392,738	4,317,611

[b,c]	U.S. Department of Transportation, 6.001% due 12/7/2021	NR/NR	3,000,000	3,360,000

	Union 13 Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 1.682% due 12/19/2024	NR/NR	9,712,098	9,472,879

[a]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.726% due 6/26/2024	NR/NR	7,177,541	7,076,331

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $199,914,695)			198,048,722

	OTHER GOVERNMENT — 1.57%

[a,b]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.004% due 9/18/2024	NR/NR	7,261,294	7,174,797

[a,b]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.581% due 11/11/2024	NR/NR	10,299,902	10,391,756

[a,b]	Government of Bermuda, 5.603% due 7/20/2020	A+/A2	3,000,000	3,262,500

[a,b]	Government of Bermuda, 4.138% due 1/3/2023	A+/A2	4,000,000	4,168,460

[a,b]	Khadrawy Ltd., (Guaranty: Export Credit Guarantee Department of the United Kingdom), 2.471% due 3/31/2025	NR/NR	4,950,540	4,888,659

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,b]	Korea Expressway Corp. Floating Rate Note, 1.856% due 4/20/2020	AA/Aa2	14,800,000	14,811,831

[a,b]	Korea National Oil Corp., 2.75% due 1/23/2019	AA/Aa2	5,000,000	5,033,241

[a]	North American Development Bank, 4.375% due 2/11/2020	NR/Aa1	15,500,000	16,382,787

[a,b]	Seven and Seven Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of Korea), 2.43% due 9/11/2019	NR/NR	11,150,000	11,083,825

	TOTAL OTHER GOVERNMENT (Cost $76,791,495)			77,197,856

	MORTGAGE BACKED — 5.75%

	Federal Home Loan Mtg Corp. Multi-Family Structured Pass Through, Series K725 Class A1, 2.666% due 5/25/2023	AAA/NR	7,969,720	8,140,108

	Federal Home Loan Mtg Corp. Multi-Family Structured Pass Through, Series KLH3 Class A Floating Rate Note, 1.76% due 11/25/2022	NR/NR	17,617,333	17,683,139

	Federal Home Loan Mtg Corp. Whole Loan Securities, Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	NR/NR	8,410,879	8,349,576

	Federal Home Loan Mtg Corp., CMO Interest Only Series K008 Class X1, 1.718% due 6/25/2020	NR/NR	31,258,080	1,189,076

	Federal Home Loan Mtg Corp., CMO Interest Only Series K710 Class X1, 1.872% due 5/25/2019	NR/NR	45,576,798	1,251,666

	Federal Home Loan Mtg Corp., CMO Series 2528 Class HN, 5.00% due 11/15/2017	NR/NR	12,094	12,158

	Federal Home Loan Mtg Corp., CMO Series 2627 Class GY, 4.50% due 6/15/2018	NR/NR	153,908	155,396

	Federal Home Loan Mtg Corp., CMO Series 2628 Class AB, 4.50% due 6/15/2018	NR/NR	38,769	39,157

	Federal Home Loan Mtg Corp., CMO Series 2682 Class JG, 4.50% due 10/15/2023	NR/NR	567,757	592,002

	Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00% due 6/15/2019	NR/NR	18,071	18,306

	Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50% due 7/15/2019	NR/NR	198,007	199,667

	Federal Home Loan Mtg Corp., CMO Series 3195 Class PD, 6.50% due 7/15/2036	NR/NR	860,026	939,500

	Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50% due 3/15/2022	NR/NR	717,465	738,958

	Federal Home Loan Mtg Corp., CMO Series 3504 Class PC, 4.00% due 1/15/2039	NR/NR	63,720	65,322

	Federal Home Loan Mtg Corp., CMO Series 3919 Class VB, 4.00% due 8/15/2024	NR/NR	3,697,372	3,938,005

	Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00% due 4/15/2041	NR/NR	1,348,204	1,346,493

	Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50% due 8/15/2023	NR/NR	2,384,848	2,488,607

	Federal Home Loan Mtg Corp., CMO Series 4079 Class WV, 3.50% due 3/15/2027	NR/NR	2,729,042	2,848,569

	Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75% due 5/15/2039	NR/NR	5,734,669	5,634,962

	Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50% due 10/15/2027	NR/NR	3,071,584	3,000,550

	Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604% due 10/25/2023	NR/NR	11,274,930	11,477,296

	Federal Home Loan Mtg Corp., CMO Series K039 Class A1, 2.683% due 12/25/2023	NR/NR	5,705,764	5,808,640

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413% due 8/25/2047	NR/Aaa	4,206,571	4,253,921

	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K710 Class A2, 1.883% due 5/25/2019	NR/NR	7,605,000	7,613,607

	Federal Home Loan Mtg Corp., Pool D98887, 3.50% due 1/1/2032	NR/NR	3,571,959	3,725,581

	Federal Home Loan Mtg Corp., Pool G15523, 2.50% due 8/1/2025	NR/NR	3,377,917	3,421,592

	Federal Home Loan Mtg Corp., Pool J17504, 3.00% due 12/1/2026	NR/NR	1,842,262	1,896,594

	Federal Home Loan Mtg Corp., REMIC Series 3838 Class GV, 4.00% due 3/15/2024	NR/NR	7,131,518	7,539,984

	Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50% due 10/15/2023	NR/NR	1,842,619	1,924,074

	Federal Home Loan Mtg Corp., Series 2017-SCO1 Class 1A, 3.00% due 12/25/2046	NR/NR	26,740,646	26,364,619

	Federal Home Loan Mtg Corp. Seasoned Credit Risk Transfer Step-Up Rate Note, Series 2017-1 Class HA, 2.00% due 1/25/2056	NR/NR	11,780,616	11,772,187

	Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00% due 2/25/2018	NR/NR	39,873	40,136

	Federal National Mtg Assoc., CMO Series 2003-74 Class KN, 4.50% due 8/25/2018	NR/NR	25,511	25,719

	Federal National Mtg Assoc., CMO Series 2005-48 Class AR, 5.50% due 2/25/2035	NR/NR	171,638	177,446

	Federal National Mtg Assoc., CMO Series 2007-42 Class PA, 5.50% due 4/25/2037	NR/NR	287,883	302,592

	Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 0.849% due 3/25/2039	NR/NR	689,816	597,927

	Federal National Mtg Assoc., CMO Series 2009-5 Class A, 4.50% due 12/25/2023	NR/NR	190,613	192,361

	Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00% due 7/25/2024	NR/NR	205,350	209,177

	Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50% due 8/25/2019	NR/NR	90,506	91,450

	Federal National Mtg Assoc., CMO Series 2011-15 Class VA, 4.00% due 4/25/2022	NR/NR	964,782	984,627

	Federal National Mtg Assoc., CMO Series 2012-129 Class LA, 3.50% due 12/25/2042	NR/NR	8,339,368	8,565,326

	Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00% due 6/25/2023	NR/NR	2,124,240	2,211,616

	Federal National Mtg Assoc., CMO Series 2013-81 Class FW Floating Rate Note, 1.516% due 1/25/2043	NR/NR	11,401,002	11,356,443

	Federal National Mtg Assoc., Pool 357384, 4.50% due 5/1/2018	NR/NR	16,663	16,831

	Federal National Mtg Assoc., Pool 897936, 5.50% due 8/1/2021	NR/NR	353,136	371,879

	Federal National Mtg Assoc., Pool AB7997, 2.50% due 2/1/2023	NR/NR	4,032,676	4,082,514

	Federal National Mtg Assoc., Pool AE0704, 4.00% due 1/1/2026	NR/NR	6,970,615	7,322,141

	Federal National Mtg Assoc., Pool AK6518, 3.00% due 3/1/2027	NR/NR	2,452,513	2,525,609

	Federal National Mtg Assoc., Pool AL9612, 3.50% due 11/1/2043	NR/NR	9,241,131	9,546,160

[d]	Federal National Mtg Assoc., Pool AS9749, 4.00% due 6/1/2047	NR/NR	22,129,607	23,298,327

	Federal National Mtg Assoc., Pool MA1278, 2.50% due 12/1/2022	NR/NR	5,531,955	5,599,610

	Federal National Mtg Assoc., Pool MA1585, 2.00% due 9/1/2023	NR/NR	7,161,622	7,146,515

	Federal National Mtg Assoc., Pool MA1691, 3.00% due 12/1/2023	NR/NR	6,202,863	6,376,107

	Federal National Mtg Assoc., Pool MA2612, 2.50% due 5/1/2026	NR/NR	18,276,766	18,493,087

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Federal National Mtg Assoc., Series 2017-T1, Class A, 2.898% due 6/25/2027	NR/NR	18,000,000	17,894,731

	Government National Mtg Assoc., CMO Series 2009-68 Class DP, 4.50% due 11/16/2038	NR/NR	318,397	332,055

	Government National Mtg Assoc., Pool 714631, 5.791% due 10/20/2059	NR/NR	411,388	418,460

	Government National Mtg Assoc., Pool 721652, 5.057% due 5/20/2061	NR/NR	3,088,672	3,186,587

	Government National Mtg Assoc., Pool 731491, 5.162% due 12/20/2060	NR/NR	2,480,660	2,599,527

	Government National Mtg Assoc., Pool 751388, 5.305% due 1/20/2061	NR/NR	2,901,354	3,050,144

	Government National Mtg Assoc., Pool 783299, 4.50% due 2/15/2022	NR/NR	604,410	616,356

	Government National Mtg Assoc., Pool 827148, 2.375% due 2/20/2024	NR/NR	16,775	17,041

	Government National Mtg Assoc., Pool MA0100, 2.50% due 5/20/2042	NR/NR	1,084,278	1,111,400

	TOTAL MORTGAGE BACKED (Cost $283,398,292)			283,189,213

	ASSET BACKED SECURITIES — 20.83%
	ADVANCE RECEIVABLES — 0.70%

[b]	New Residential Advance Receivables Trust, Series 2016-T2 Class AT2, 2.575% due 10/15/2049	NR/NR	22,700,000	22,552,711

[b]	SPS Servicer Advance Receivables Trust, Series 2016-T1 Class AT1, 2.53% due 11/16/2048	NR/NR	12,000,000	11,895,408

				34,448,119

	AUTO RECEIVABLES — 2.97%

[b]	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A Class A, 2.10% due 3/20/2019	NR/Aaa	10,200,000	10,217,214

[b]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-2A Class A, 2.63% due 12/20/2021	NR/Aaa	6,000,000	5,964,103

	Capital Auto Receivables Asset Trust, Series 2016-3 Class A2A, 1.36% due 4/22/2019	AAA/Aaa	2,094,313	2,093,833

[b]	Chesapeake Funding II, LLC, Series 2016-1A Class A1, 2.11% due 3/15/2028	NR/Aaa	11,753,646	11,781,528

[b]	Chrysler Capital Auto Receivables Trust, Series 2013-BA Class A4, 1.27% due 3/15/2019	AAA/Aaa	247,902	247,890

[b]	Drive Auto Receivables Trust, Series 2017-AA Class B, 2.51% due 1/15/2021	AA/Aa1	8,875,000	8,909,102

[b]	Enterprise Fleet Financing, LLC, Series 2017-1 Class A2, 2.13% due 7/20/2022	AAA/NR	6,000,000	6,010,333

[b]	Exeter Automobile Receivables Trust, Series 2015-1A Class B, 2.84% due 3/16/2020	AA-/NR	13,065,401	13,101,458

[b]	Ford Credit Auto Owner Trust, Series 2014-2 Class A, 2.31% due 4/15/2026	NR/Aaa	18,000,000	18,183,674

[b]	Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% due 7/15/2026	AAA/NR	9,900,000	9,943,536

[b]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87% due 10/15/2021	NR/NR	16,390,236	16,470,434

[b]	Hertz Vehicle Financing, LLC, Series 2013-1A Class A2, 1.83% due 8/25/2019	NR/Aaa	10,400,000	10,365,220

[b]	Hertz Vehicle Financing, LLC, Series 2015-2A Class A, 2.02% due 9/25/2019	NR/Aaa	15,047,000	14,978,941

	Nissan Auto Receivables Owner Trust, Series 2016-B Class A2B Floating Rate Note, 1.459% due 4/15/2019	NR/Aaa	6,992,678	6,998,952

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	OSCAR US Funding Trust, Series 2014-1A Class A3, 1.72% due 4/15/2019	AAA/Aaa	3,572,514	3,560,896

[b,c]	OSCAR US Funding Trust, Series 2016-2A Class A3, 2.73% due 12/15/2020	AAA/Aaa	7,430,000	7,437,430

				146,264,544

	COMMERCIAL MTG TRUST — 2.42%

[b]	Barclays Commercial Mortgage Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	AAA/NR	5,877,109	6,046,157

[b]	Bayview Commercial Asset Trust, Series 2004-3 Class A2 Floating Rate Note, 1.636% due 1/25/2035	NR/A1	2,596,313	2,528,042

[b]	BHMS Mtg Trust, Series 2014-ATLS Class AFL Floating Rate Note, 2.492% due 7/5/2033	NR/NR	10,000,000	9,999,998

[b]	CFCRE Commercial Mtg Trust, Series 2011-C1 Class A4, 4.961% due 4/15/2044	NR/Aaa	11,877,000	12,705,231

	Citigroup Commercial Mortgage Trust, Series 2004-HYB2 Class B1, 3.347% due 3/25/2034	CCC/Caa2	157,859	128,834

	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	NR/Aaa	20,556,796	20,558,917

[b]	DBUBS Mortgage Trust CMO, Series 2011-LC2A Class A1FL, 2.468% due 7/12/2044	NR/Aaa	3,767,723	3,789,240

[b]	FREMF Mortgage Trust, Series 2013-KF02 Class B Floating Rate Note, 3.995% due 12/25/2045	NR/Baa1	1,146,838	1,171,321

[b]	GAHR Commercial Mortgage Trust, Series 2015-NRF Class BFX, 3.495% due 12/15/2034	AA-/NR	25,010,000	25,583,959

[b]	JPMorgan Chase Commercial Mortgage, Series 2014-BXH Class A Floating Rate Note, 2.059% due 4/15/2027	AAA/NR	18,322,891	18,354,134

[b]	Wells Fargo Commercial Mtg Trust, Series 2013-120B Class A, 2.80% due 3/18/2028	AAA/NR	15,000,000	15,179,367

	WFRBS Commercial Mortgage Trust, Series 2014-C22 Class A1, 1.479% due 9/15/2057	NR/Aaa	3,282,289	3,271,720

				119,316,920

	CREDIT CARD — 2.33%

	Barclays Dryrock Issuance Trust, Series 2015-4 Class A, 1.72% due 8/16/2021	AAA/NR	13,630,000	13,637,389

	Barclays Dryrock Issuance Trust, Series 2016-1 Class A, 1.52% due 5/16/2022	AAA/NR	10,365,000	10,301,525

	Cabela’s Master Credit Card Trust, Series 2015-1A Class A2 Floating Rate Note, 1.699% due 3/15/2023	AAA/NR	15,665,000	15,761,797

	Cabela’s Master Credit Card Trust, Series 2016-1 Class A2 Floating Rate Note, 2.009% due 6/15/2022	AAA/NR	15,000,000	15,151,605

	Capital One Multi-Asset Execution Trust, Series 2016-A1 Class A1 Floating Rate Note, 1.609% due 2/15/2022	AAA/NR	29,280,000	29,450,688

	Synchrony Credit Card Master Note Trust, Series 2014-1 Class A, 1.61% due 11/15/2020	AAA/Aaa	14,613,000	14,619,890

	Synchrony Credit Card Master Note Trust, Series 2015-2 Class A, 1.60% due 4/15/2021	AAA/NR	7,400,000	7,400,939

	Synchrony Credit Card Master Note Trust, Series 2016-1 Class A, 2.04% due 3/15/2022	NR/Aaa	8,500,000	8,532,824

				114,856,657

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	OTHER ASSET BACKED — 7.70%

[b]	Alterna Funding I, LLC, Series 2014-1A, 1.639% due 2/15/2021	NR/NR	1,083,027	1,072,197

[b]	AMSR Trust, Series 2016-SFR1 Class A Floating Rate Note, 2.609% due 11/17/2033	NR/Aaa	15,900,000	15,999,100

	Appalachian Consumer Rate Relief Funding, LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	AAA/Aaa	10,291,895	10,275,383

[b]	Ascentium Equipment Receivables, LLC, Series 2015-1A Class B, 2.26% due 6/10/2021	NR/Aaa	4,898,260	4,905,248

[b]	BRE Grand Islander Timeshare Issuer, Series 2017-1A Class A, 2.94% due 5/25/2029	A+/NR	6,043,520	6,045,774

[b]	CLI Funding V, LLC, Series 2014-2A Class A, 3.38% due 10/18/2029	A/NR	7,263,624	7,255,493

[b]	Consumer Loan Underlying Bond Club, Series 2017-NP1 Class A, 2.39% due 4/17/2023	NR/NR	3,500,000	3,499,074

[a,b]	Cronos Containers Program Ltd., Series 2013-1A Class A, 3.08% due 4/18/2028	A+/NR	5,833,333	5,789,698

[a,b]	Cronos Containers Program Ltd., Series 2014-2A Class A, 3.27% due 11/18/2029	A+/NR	1,825,185	1,822,391

[b]	Dell Equipment Finance Trust, Series 2015-2 Class A3, 1.72% due 9/22/2020	AAA/Aaa	8,543,367	8,548,457

[b]	Dell Equipment Finance Trust, Series 2016-1 Class A3, 1.65% due 7/22/2021	AAA/Aaa	7,000,000	6,984,522

[b]	Dell Equipment Finance Trust, Series 2017-1 Class A2, 1.86% due 6/24/2019	AAA/NR	6,750,000	6,751,746

[b]	Diamond Resorts Owner Trust, Series 2014-1 Class A, 2.54% due 5/20/2027	A+/NR	14,440,827	14,435,511

[b]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216% due 1/25/2042	BBB+/Baa1	17,657,724	17,600,383

[a,b]	ECAF Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	A-/NR	4,826,007	4,753,617

	Entergy New Orleans Storm Recovery Funding I, LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	AAA/Aa1	12,487,629	12,611,024

[b]	Fairway Outdoor Funding, LLC, Series 2012-1A Class A2, 4.212% due 10/15/2042	NR/NR	6,072,289	6,068,434

[b]	Global SC Finance SRL, Class 2017-1A Series A, 3.85% due 4/15/2037	A/NR	8,385,481	8,497,571

[b]	GTP Acquisition Partners I, LLC, Series 2015-1 Class A, 2.35% due 6/15/2045	NR/Aaa	10,000,000	9,887,101

	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	AAA/Aaa	22,544,000	22,518,266

[b]	HERO Funding Trust, Series 2015-1A Class A, 3.84% due 9/21/2040	NR/NR	13,380,688	13,648,301

[b]	Hertz Fleet Lease Funding LP, Series 2016-1 Class A1 Floating Rate Note, 2.217% due 4/10/2030	NR/Aaa	19,078,050	19,134,090

[b]	Marlette Funding Trust, Series 2017-2A Class A, 2.39% due 7/15/2024	NR/NR	12,818,000	12,817,972

[b]	Navitas Equipment Receivables, LLC, Series 2015-1 Class A2, 2.12% due 11/15/2018	NR/A1	2,650,090	2,648,068

	Northwest Airlines, Inc., 7.027% due 5/1/2021	A/A2	3,679,673	4,075,238

[b,c]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.982% due 12/1/2037	A/Baa1	2,012,500	1,873,637

[b]	OnDeck Asset Securitization Trust II, LLC, Series 2016-1A Class A, 4.21% due 5/17/2020	BBB+/NR	6,700,000	6,668,397

[b]	OneMain Financial Issuance Trust, Series 2016-2A Class A, 4.10% due 3/20/2028	A+/NR	12,900,000	13,189,867

[b]	Oportun Funding LLC, Series 2017-A Class A, 3.23% due 6/8/2023	NR/NR	5,500,000	5,525,707

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	PFS Financing Corp., Series 2014-BA Class A Floating Rate Note, 1.759% due 10/15/2019	AAA/Aaa	6,000,000	6,005,813

[b]	PFS Financing Corp., Series 2015-AA Class A Floating Rate Note, 1.779% due 4/15/2020	AAA/Aaa	7,400,000	7,397,164

[b]	PFS Financing Corp., Series 2016-BA Class A, 1.87% due 10/15/2021	AAA/Aaa	5,500,000	5,473,643

[b]	PFS Tax Lien Trust, Series 2014-1, 1.44% due 5/15/2029	AAA/NR	836,040	829,640

[b]	Prosper Marketplace Issuance Trust, Series 2017-1A Class A, 2.56% due 6/15/2023	NR/NR	11,500,000	11,525,297

[b]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	NR/A2	17,900,000	17,994,292

[b]	SBA Tower Trust, Series 2015-1 Class C, 3.156% due 10/15/2045	NR/A2	5,000,000	5,097,700

[b]	SBA Tower Trust, Series 2016-1 Class C, 2.877% due 7/15/2021	NR/A2	9,500,000	9,480,525

[b]	Sierra Receivables Funding Co., LLC, Series 2012-2A Class A, 2.05% due 6/20/2031	A/NR	1,444,945	1,442,579

[b]	Sierra Receivables Funding Co., LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	3,026,074	2,999,703

[b]	Sierra Receivables Funding Co., LLC, Series 2015-1A Class A, 2.40% due 3/22/2032	A/NR	3,217,583	3,215,482

[b]	Sierra Receivables Funding Co., LLC, Series 2015-2A Class A, 2.43% due 6/20/2032	A/NR	2,283,698	2,283,087

[b]	Sierra Receivables Funding Co., LLC, Series 2015-3A Class A, 2.58% due 9/20/2032	A/NR	6,321,289	6,336,369

[b]	SoFi Consumer Loan Program Trust, Series 2017-3 Class A, 2.77% due 5/25/2026	AA/NR	4,365,828	4,383,723

[b]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472% due 5/20/2046	BBB/NR	9,345,167	9,271,493

[b]	Springfield Funding Trust, Series 2015-AA Class A, 3.16% due 11/15/2024	A+/NR	13,000,000	13,115,177

[b]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	NR/NR	9,033,111	9,027,269

[b]	Westgate Resorts, Series 2016-1A Class A, 3.50% due 12/20/2028	NR/NR	8,759,876	8,713,510

				379,494,733

	RESIDENTIAL MTG TRUST — 2.19%

[b]	Angel Oak Mortgage Trust LLC, Series 2017-1 Class A2, 3.085% due 1/25/2047	NR/NR	6,431,677	6,466,908

[b]	Bayview Opportunity Master Fund, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	NR/NR	5,279,843	5,343,278

[b]	Citigroup Mortgage Loan Trust, Inc., Series 2014-A Class A, 4.00% due 1/25/2035	AAA/NR	2,953,421	3,052,782

	Countrywide Home Loan, Series 2004-HYB2 Class 1A, 3.495% due 7/20/2034	A/B1	162,540	168,153

[b]	FDIC Trust, Series 2013-R1 Class A, 1.15% due 3/25/2033	NR/NR	2,400,130	2,378,751

	Merrill Lynch Mortgage Investors Trust, Series 2003-E Class B3, 3.274% due 10/25/2028	D/Ca	246,784	21,688

	Merrill Lynch Mortgage Investors Trust, Series 2004-A4 Class M1, 3.09% due 8/25/2034	CCC/NR	590,732	535,400

[b]	Nationstar HECM Loan Trust, Series 16-1A Class A, 2.981% due 2/25/2026	NR/Aaa	3,341,695	3,342,764

[b]	New Residential Mortgage Loan Trust, Series 2017-2A Class A3, 4.00% due 3/25/2057	AAA/NR	12,631,868	13,124,029

[b]	New Residential Mortgage Loan Trust, Series 2017-3A Class A1, 4.00% due 4/25/2057	AAA/NR	15,900,000	16,407,714

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b,c]	New Residential Mortgage Loan Trust, Series 2017-4A Class A1, 4.00% due 5/25/2057	NR/Aaa	21,000,000	21,934,437

	Option One Mortgage Loan Trust, Series 2005-5 Class A3 Floating Rate Note, 1.426% due 12/25/2035	AA+/Aaa	295,482	295,763

	Popular ABS Mortgage Pass-Through Trust, Series 2005-4 Class AF5, 5.537% due 9/25/2035	A+/A1	5,238	5,230

	Residential Asset Mortgage Products, Inc., Series 2003-SL1 Class A31, 7.125% due 4/25/2031	AA+/NR	1,207,869	1,251,492

[b,c]	Sequoia Mortgage Trust, Series 2017-4 Class A4, 3.50% due 7/25/2047	NR/Aaa	4,900,000	5,034,750

[b]	Shellpoint Asset Funding Trust, Series 2013-1 Class A1, 3.75% due 7/25/2043	NR/NR	6,098,955	6,189,299

	Structured Asset Securities Corp., Series 2003-9A Class 2A2, 3.16% due 3/25/2033	AA+/NR	1,340,871	1,373,055

[b]	Towd Point Mortgage Trust, Series 2016-5 Class A1, 2.50% due 10/25/2056	NR/NR	13,557,076	13,593,479

[b]	Towd Point Mortgage Trust, Series 2017-1 Class A1, 2.75% due 10/25/2056	NR/Aaa	7,386,575	7,452,630

	Washington Mutual Mortgage, Series 2003-S13 Class 21A1, 4.50% due 12/25/2018	AA+/NR	100,852	100,837

				108,072,439

	STUDENT LOAN — 2.52%

	Navient Student Loan Trust, Series 2014-1 Class A3 Floating Rate Note, 1.726% due 6/25/2031	NR/A1	10,750,000	10,674,649

[b]	Navient Student Loan Trust, Series 2015-AA Class A2B Floating Rate Note, 2.359% due 12/15/2028	NR/Aaa	6,912,509	7,002,634

[b]	Navient Student Loan Trust, Series 2016-6A Class A2 Floating Rate Note, 1.966% due 3/25/2066	AAA/Aaa	13,900,000	13,976,139

[b]	Nelnet Student Loan Trust, Series 2013-1A Class A Floating Rate Note, 1.816% due 6/25/2041	NR/Aaa	8,073,189	8,046,579

[b]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 2.774% due 12/26/2040	NR/NR	14,928,861	14,958,966

[b]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 1.766% due 5/25/2057	AA+/NR	2,567,026	2,536,844

	SLM Student Loan Trust, Series 2003-C Class A2 Floating Rate Note, 1.636% due 9/15/2020	AAA/Aaa	364,957	362,908

[b]	SLM Student Loan Trust, Series 2011-A Class A3 Floating Rate Note, 3.659% due 1/15/2043	AAA/Aaa	13,650,000	14,204,713

[b]	SLM Student Loan Trust, Series 2011-B Class A2, 3.74% due 2/15/2029	AAA/Aaa	3,453,435	3,519,085

	SLM Student Loan Trust, Series 2013-6 Class A2 Floating Rate Note, 1.716% due 2/25/2021	NR/Aaa	718,098	718,263

	SLM Student Loan Trust, Series 2013-6 Class A3 Floating Rate Note, 1.866% due 6/25/2055	NR/Aaa	24,700,000	24,810,421

[b]	SMB Private Education Loan Trust, Series 2015-A Class A3 Floating Rate Note, 2.659% due 2/17/2032	AAA/Aaa	10,000,000	10,248,230

[b]	Social Professional Loan Program, LLC, Series 2014-A Class A1 Floating Rate Note, 2.624% due 6/25/2025	AAA/NR	1,560,651	1,590,898

[b]	Social Professional Loan Program, LLC, Series 2014-A Class A2, 3.02% due 10/25/2027	AAA/NR	8,047,164	8,133,934

[b]	Social Professional Loan Program, LLC, Series 2014-B Class A1 Floating Rate Note, 2.241% due 8/25/2032	AAA/Aa3	2,346,135	2,381,536

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Social Professional Loan Program, LLC, Series 2014-B Class A2, 2.55% due 8/27/2029	AAA/Aa1	742,464	746,891

				123,912,690

	TOTAL ASSET BACKED SECURITIES (Cost $1,024,170,106)			1,026,366,102

	CORPORATE BONDS — 45.78%
	AUTOMOBILES & COMPONENTS — 1.32%

	Automobiles — 1.32%

[b]	Daimler Finance North America, LLC, 2.45% due 5/18/2020	A/A2	9,850,000	9,908,568

[b]	Daimler Finance North America, LLC, 1.60% due 8/3/2017	A/A2	3,000,000	3,000,030

[b]	Daimler Finance North America, LLC, 3.875% due 9/15/2021	A/A2	5,000,000	5,265,035

[b]	Daimler Finance North America, LLC Floating Rate Note, 1.701% due 5/5/2020	A/A2	6,850,000	6,862,878

[b]	Hyundai Capital America, 2.00% due 3/19/2018	A-/Baa1	4,950,000	4,953,331

[b]	Hyundai Capital America, 2.40% due 10/30/2018	A-/Baa1	9,950,000	9,970,796

[b]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	A/A2	14,900,000	14,907,197

[b]	Volkswagen Group of America, Inc., 1.65% due 5/22/2018	BBB+/A3	10,000,000	9,990,070

				64,857,905

	BANKS — 3.12%

	Banks — 3.12%

[a,b]	Banco BTG Pactual SA/Cayman Islands N.A., 4.00% due 1/16/2020	NR/Ba3	7,000,000	6,608,420

	Bank of America Corp. Floating Rate Note, 2.018% due 4/1/2019	BBB+/Baa1	8,000,000	8,073,760

	Bank of America Corp. Floating Rate Note, 2.198% due 1/15/2019	BBB+/Baa1	4,225,000	4,278,024

[a]	Barclays plc, 3.684% due 1/10/2023	BBB/Baa2	10,000,000	10,260,580

[a]	Barclays plc Floating Rate Note, 2.78% due 1/10/2023	BBB/Baa2	11,000,000	11,220,385

	Citigroup, Inc., 2.50% due 7/29/2019	BBB+/Baa1	2,925,000	2,951,269

	Citigroup, Inc. Floating Rate Note, 2.632% due 9/1/2023	BBB+/Baa1	14,000,000	14,259,980

	Citizens Bank N.A., 2.25% due 3/2/2020	A-/Baa1	5,000,000	4,995,320

	Fifth Third Bank, 2.30% due 3/15/2019	A-/A3	3,800,000	3,823,860

	First Tennessee Bank, 2.95% due 12/1/2019	BBB/Baa3	7,000,000	7,076,377

	JPMorgan Chase & Co. Floating Rate Note, 2.682% due 3/1/2021	A-/A3	7,000,000	7,217,742

	Manufacturers and Traders Trust Co., 2.30% due 1/30/2019	A/A3	10,000,000	10,075,440

[a]	Mitsubishi UFJ Financial Group, Inc. Floating Rate Note, 3.082% due 3/1/2021	A/A1	9,500,000	9,916,338

[a,b]	Mizuho Bank Ltd., 2.45% due 4/16/2019	A/A1	7,000,000	7,037,387

[a,b]	Mizuho Bank Ltd. Floating Rate Note, 2.346% due 10/20/2018	A/A1	5,000,000	5,051,565

[a]	Santander UK plc Floating Rate Note, 2.722% due 3/14/2019	A/Aa3	9,900,000	10,079,527

[a,b]	Sberbank of Russia, 5.50% due 2/26/2024	NR/NR	1,030,000	1,047,407

[b]	Sovereign Bank, 12.18% due 6/30/2020	BBB+/A3	2,945,211	3,634,921

[a]	Sumitomo Mitsui Banking Corp. Floating Rate Note, 1.893% due 7/23/2018	A/A1	14,700,000	14,772,500

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Sumitomo Mitsui Banking Corp. Floating Rate Note, 1.828% due 10/19/2018	A/A1	7,000,000	7,018,333

	Wells Fargo & Co. Floating Rate Note, 2.23% due 12/7/2020	A/A2	4,400,000	4,463,932

				153,863,067

	CAPITAL GOODS — 1.21%

	Industrial Conglomerates — 0.64%

	Roper Technologies, Inc., 3.00% due 12/15/2020	BBB/Baa3	4,870,000	4,984,411

	Roper Technologies, Inc., 3.125% due 11/15/2022	BBB/Baa3	6,000,000	6,070,704

[a,b]	Siemens Financieringsmaatschappij N.V., 2.90% due 5/27/2022	A+/A1	12,000,000	12,245,544

[a,b]	Siemens Financieringsmaatschappij N.V., 1.86% due 3/16/2022	A+/A1	5,000,000	5,047,295

[a,b]	Smiths Group plc, 7.20% due 5/15/2019	BBB+/Baa2	3,000,000	3,269,319

	Machinery — 0.57%

	Aeroquip Vickers, Inc., 6.875% due 4/9/2018	A-/NR	1,500,000	1,540,710

	Ingersoll Rand Co., 6.391% due 11/15/2027	BBB/Baa2	3,000,000	3,558,870

	Stanley Black & Decker, Inc., 2.451% due 11/17/2018	A-/Baa2	6,900,000	6,967,192

	Wabtec Corp., 4.375% due 8/15/2023	BBB/Baa3	10,590,000	11,102,598

[b]	Wabtec Corp., 3.45% due 11/15/2026	BBB/Baa3	5,000,000	4,929,925

				59,716,568

	COMMERCIAL & PROFESSIONAL SERVICES — 0.35%

	Commercial Services & Supplies — 0.05%

	Cintas Corp. No. 2, 2.90% due 4/1/2022	BBB+/A3	2,622,000	2,662,985

	Professional Services — 0.30%

	Dun & Bradstreet, Inc., 4.25% due 6/15/2020	BB+/NR	7,175,000	7,393,299

	Verisk Analytics, Inc., 4.00% due 6/15/2025	BBB-/Baa3	6,930,000	7,160,686

				17,216,970

	CONSUMER DURABLES & APPAREL — 0.22%

	Household Durables — 0.22%

	Tupperware Brands Corp., 4.75% due 6/1/2021	BBB-/Baa3	10,000,000	10,662,760

				10,662,760

	CONSUMER SERVICES — 0.30%

	Diversified Consumer Services — 0.30%

	George Washington University, 4.411% due 9/15/2017	A+/A1	1,650,000	1,657,694

	Rensselaer Polytechnic I, 5.60% due 9/1/2020	BBB+/A3	10,925,000	11,837,347

	University of Chicago, 3.065% due 10/1/2024	AA-/Aa2	1,325,000	1,305,468

				14,800,509

	DIVERSIFIED FINANCIALS — 7.62%

	Capital Markets — 5.62%

	Ares Capital Corp., 4.875% due 11/30/2018	BBB/NR	18,000,000	18,629,550

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Ares Finance Co., LLC, 4.00% due 10/8/2024	BBB+/NR	5,000,000	4,800,665

[a,b]	BTG Investments LP, 4.50% due 4/17/2018	NR/NR	18,500,000	17,392,220

	CBOE Holdings, Inc., 1.95% due 6/28/2019	BBB+/Baa1	1,745,000	1,744,403

	CBOE Holdings, Inc., 3.65% due 1/12/2027	BBB+/Baa1	6,824,000	6,882,714

[a]	Credit Suisse Group AG - New York, 1.70% due 4/27/2018	A/A1	9,325,000	9,324,366

[a]	Credit Suisse Group Funding (Guernsey) Ltd., 3.80% due 9/15/2022	BBB+/Baa2	7,000,000	7,272,867

[a]	Credit Suisse Group Funding (Guernsey) Ltd., 3.125% due 12/10/2020	BBB+/Baa2	10,000,000	10,188,070

[a]	Credit Suisse Group Funding (Guernsey) Ltd., 4.55% due 4/17/2026	BBB+/Baa2	7,000,000	7,436,072

	FS Investment Corp., 4.00% due 7/15/2019	BBB/NR	12,000,000	12,121,188

	Goldman Sachs Group, Inc. Floating Rate Note, 2.352% due 11/15/2021	BBB+/A3	3,255,000	3,285,190

	Goldman Sachs Group, Inc. Floating Rate Note, 2.173% due 10/23/2019	BBB+/A3	11,517,000	11,661,181

	Goldman Sachs Group, Inc. Floating Rate Note, 2.446% due 9/15/2020	BBB+/A3	17,900,000	18,207,397

[a,b]	IPIC GMTN Ltd., 5.50% due 3/1/2022	AA/Aa2	3,500,000	3,888,325

[a,b]	IPIC GMTN Ltd., 5.00% due 11/15/2020	AA/Aa2	1,000,000	1,080,500

	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	1,660,000	1,673,956

	Legg Mason, Inc., 4.75% due 3/15/2026	BBB/Baa1	5,000,000	5,282,995

[a,b]	Macquarie Bank Ltd., 1.60% due 10/27/2017	A/A2	5,000,000	5,000,420

	Moody’s Corp., 2.75% due 7/15/2019	BBB+/NR	14,850,000	15,055,078

	Moody’s Corp., 4.875% due 2/15/2024	BBB+/NR	17,000,000	18,714,892

	Moody’s Corp. Floating Rate Note, 1.568% due 9/4/2018	BBB+/NR	6,950,000	6,967,069

	Morgan Stanley, 2.80% due 6/16/2020	BBB+/A3	1,350,000	1,369,629

	Morgan Stanley Floating Rate Note, 2.31% due 1/27/2020	BBB+/A3	925,000	938,996

	Morgan Stanley Floating Rate Note, 2.553% due 10/24/2023	BBB+/A3	19,900,000	20,245,544

	State Street Corp. Floating Rate Note, 2.081% due 8/18/2020	A/A1	9,475,000	9,676,505

[a,b]	SumitG Guaranteed Secured Obligation Issuer D.A.C, 2.251% due 11/2/2020	NR/Aa2	15,000,000	14,922,000

	TD Ameritrade Holding Corp., 2.95% due 4/1/2022	A/A3	2,550,000	2,609,402

	The Bank of New York Mellon Corp. Floating Rate Note, 2.049% due 8/17/2020	A/A1	4,525,000	4,608,373

	The Bank of New York Mellon Corp. Floating Rate Note, 2.222% due 10/30/2023	A/A1	11,835,000	12,101,228

[a,b]	UBS AG Jersey Floating Rate Note, 2.736% due 9/24/2020	A-/Baa1	10,800,000	10,997,554

[a]	UBS AG Stamford, 2.375% due 8/14/2019	A+/A1	9,500,000	9,586,479

[a]	UBS AG Stamford, 1.80% due 3/26/2018	A+/A1	3,000,000	3,004,821

	Consumer Finance — 0.38%

	Capital One Bank (USA), N.A., 2.30% due 6/5/2019	BBB+/Baa1	3,000,000	3,002,739

	Synchrony Financial, 3.00% due 8/15/2019	BBB-/NR	1,950,000	1,977,491

	Western Union Co., 3.35% due 5/22/2019	BBB/Baa2	11,350,000	11,567,864

	Western Union Co., 3.65% due 8/22/2018	BBB/Baa2	2,000,000	2,033,864

	Diversified Financial Services — 1.48%

[b]	Athene Global Funding, 2.875% due 10/23/2018	A-/NR	13,925,000	13,996,547

	General Electric Capital Corp. Floating Rate Note, 1.424% due 12/28/2018	AA-/A1	4,850,000	4,831,599

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	General Electric Capital Corp. Floating Rate Note, 2.246% due 3/15/2023	AA-/A1	7,725,000	7,942,536

	Intercontinental Exchange, Inc., 4.00% due 10/15/2023	A/A2	11,257,000	12,070,328

[b]	Jackson National Life Global Funding, 3.25% due 1/30/2024	AA/A1	10,000,000	10,132,530

[b]	Jackson National Life Global Funding, 2.20% due 1/30/2020	AA/A1	8,000,000	8,002,312

	National Rural Utilities Cooperative Finance Corp., 10.375% due 11/1/2018	A/A1	2,000,000	2,224,238

	S&P Global, Inc., 4.00% due 6/15/2025	NR/Baa1	8,000,000	8,376,264

	S&P Global, Inc., 2.50% due 8/15/2018	NR/Baa1	2,950,000	2,970,579

	S&P Global, Inc., 3.30% due 8/14/2020	NR/Baa1	2,450,000	2,511,745

	Insurance — 0.06%

[b,d]	AIG Global Funding, 1.78% due 7/2/2020	A+/A2	3,000,000	3,003,540

	Mortgage Real Estate Investment Trusts — 0.08%

	Healthcare Trust of America, Inc., 2.95% due 7/1/2022	BBB/Baa2	3,920,000	3,921,164

				375,234,989

	ENERGY — 4.80%

	Energy Equipment & Services — 0.26%

[a]	Ensco plc, 8.00% due 1/31/2024	BB/NR	2,425,000	2,279,500

	Oceaneering International, Inc., 4.65% due 11/15/2024	BBB/Baa3	10,000,000	9,862,000

[a,b,f]	Schahin II Finance Co. (SPV) Ltd., 5.875% due 9/25/2023	NR/NR	4,082,733	469,515

	Oil, Gas & Consumable Fuels — 4.54%

[a]	BP Capital Markets plc Floating Rate Note, 1.532% due 8/14/2018	A-/A1	11,380,000	11,411,466

	Buckeye Partners LP, 4.15% due 7/1/2023	BBB-/Baa3	7,000,000	7,188,895

[a,b]	CNPC General Capital Ltd., 2.75% due 5/14/2019	A+/A2	5,000,000	5,030,718

[b]	Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	BBB-/Baa3	26,000,000	25,798,942

	Energen Corp., 4.625% due 9/1/2021	BB/B2	10,000,000	10,125,000

	Exxon Mobil Corp., 2.222% due 3/1/2021	AA+/Aaa	4,925,000	4,957,293

	Exxon Mobil Corp. Floating Rate Note, 1.982% due 3/1/2019	AA+/Aaa	6,625,000	6,705,507

	Exxon Mobil Corp. Floating Rate Note, 1.80% due 2/28/2018	AA+/Aaa	6,950,000	6,976,361

[b]	Florida Gas Transmission Co., LLC, 3.875% due 7/15/2022	BBB/Baa2	10,435,000	10,854,988

[b]	Florida Gas Transmission Co., LLC, 4.35% due 7/15/2025	BBB/Baa2	4,200,000	4,428,619

	Gulf South Pipeline Co., LP, 4.00% due 6/15/2022	BBB-/Baa2	13,690,000	14,096,730

[b]	Gulfstream Natural Gas System, LLC, 4.60% due 9/15/2025	BBB/Baa2	9,000,000	9,659,421

[a,b]	Harvest Operations Corp., 2.125% due 5/14/2018	AA/Aa2	7,000,000	6,998,499

	HollyFrontier Corp., 5.875% due 4/1/2026	BBB-/Baa3	25,000,000	26,492,475

	Marathon Petroleum Corp., 2.70% due 12/14/2018	BBB/Baa2	8,000,000	8,061,024

[b]	Northern Natural Gas Co., 5.75% due 7/15/2018	A/A2	50,000	52,041

[b]	Northwest Pipeline, LLC, 4.00% due 4/1/2027	BBB/Baa2	10,000,000	10,029,060

	NuStar Logistics LP, 4.75% due 2/1/2022	BB+/Ba1	5,000,000	5,050,000

[a]	Petroleos Mexicanos Floating Rate Note, 3.178% due 7/18/2018	BBB+/ Baa3	10,000,000	10,100,000

[b]	Phillips 66 Co. Floating Rate Note, 1.786% due 4/15/2019	BBB+/A3	6,925,000	6,941,066

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Sasol Financing International plc, 4.50% due 11/14/2022	BBB-/Baa3	4,000,000	4,093,200

[b]	Semco Energy, Inc., 5.15% due 4/21/2020	A-/A2	3,000,000	3,194,814

[b]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	BBB-/Baa2	11,015,000	11,484,580

	Transcontinental Gas Pipe Line Co., LLC, 7.85% due 2/1/2026	BBB/Baa2	11,000,000	14,152,083

				236,493,797

	FOOD & STAPLES RETAILING — 0.43%

	Food & Staples Retailing — 0.43%

	Whole Foods Market, Inc., 5.20% due 12/3/2025	BBB-/Baa3	18,175,000	21,004,811

				21,004,811

	FOOD, BEVERAGE & TOBACCO — 2.11%

	Beverages — 1.33%

	Anheuser-Busch InBev Finance Inc., 3.30% due 2/1/2023	A-/A3	9,650,000	9,936,904

	Anheuser-Busch InBev Finance Inc. Floating Rate Note, 2.43% due 2/1/2021	A-/A3	7,550,000	7,819,286

[a,b]	Coca Cola Icecek Uretim A.S., 4.75% due 10/1/2018	NR/Baa3	5,000,000	5,111,670

[a,b]	JB y Compania, S.A. de C.V., 3.75% due 5/13/2025	BBB/NR	13,750,000	13,702,385

	PepsiCo, Inc., 3.10% due 7/17/2022	A+/A1	9,250,000	9,585,322

	PepsiCo, Inc. Floating Rate Note, 1.68% due 10/6/2021	A+/A1	19,230,000	19,479,721

	Food Products — 0.50%

	General Mills, Inc., 1.40% due 10/20/2017	BBB+/A3	4,600,000	4,596,808

	Ingredion, Inc., 1.80% due 9/25/2017	BBB/Baa2	12,150,000	12,157,253

	Mead Johnson Nutrition Co., 4.125% due 11/15/2025	A-/A3	3,000,000	3,234,714

	Mead Johnson Nutrition Co., 3.00% due 11/15/2020	A-/A3	1,900,000	1,948,957

	Tyson Foods, Inc. Floating Rate Note, 1.76% due 6/2/2020	BBB/Baa2	2,850,000	2,862,899

	Tobacco — 0.28%

	Altria Group, Inc., 2.625% due 1/14/2020	A-/A3	4,900,000	4,975,960

[a,b]	B.A.T. International Finance plc, 3.95% due 6/15/2025	BBB+/Baa2	3,000,000	3,113,526

	Reynolds American, Inc., 6.875% due 5/1/2020	BBB+/Baa3	5,000,000	5,624,080

				104,149,485

	HEALTH CARE EQUIPMENT & SERVICES — 0.93%

	Health Care Equipment & Supplies — 0.44%

	Abbott Laboratories, 2.35% due 11/22/2019	BBB/Baa3	14,825,000	14,936,454

	Abbott Laboratories, 3.40% due 11/30/2023	BBB/Baa3	6,860,000	7,022,445

	Health Care Providers & Services — 0.49%

	Catholic Health Initiatives, 1.60% due 11/1/2017	BBB+/Baa1	1,900,000	1,900,298

	Catholic Health Initiatives, 2.95% due 11/1/2022	BBB+/Baa1	7,000,000	6,844,467

	UnitedHealth Group, Inc., 3.35% due 7/15/2022	A+/A3	5,000,000	5,220,075

	Wellpoint, Inc., 2.25% due 8/15/2019	A/Baa2	10,000,000	10,046,330

				45,970,069

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	HOUSEHOLD & PERSONAL PRODUCTS — 0.11%

	Household Products — 0.11%

	Edgewell Personal Care, 4.70% due 5/24/2022	BB+/Ba2	2,000,000	2,135,000

[a,b]	Kimberly-Clark de Mexico, 3.80% due 4/8/2024	A-/NR	3,000,000	3,026,163

				5,161,163

	INSURANCE — 3.85%

	Insurance — 3.85%

	CNA Financial Corp., 4.50% due 3/1/2026	BBB/Baa2	5,710,000	6,125,859

[a,b]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	A/Baa2	10,260,000	10,245,462

[a]	Enstar Group Ltd., 4.50% due 3/10/2022	BBB-/NR	1,950,000	2,011,817

[b]	Forethought Financial Group, Inc., 8.625% due 4/15/2021	BBB-/Baa3	2,270,000	2,582,722

	Hanover Insurance Group, Inc., 4.50% due 4/15/2026	BBB/Baa3	10,000,000	10,429,270

	Horace Mann Educators Corp., 4.50% due 12/1/2025	BBB/Baa3	4,800,000	4,939,973

	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	BBB/Baa2	3,000,000	3,193,785

[b]	Jackson National Life Global Co., 2.023% due 6/27/2022	AA/A1	7,900,000	7,949,422

	Kemper Corp., 4.35% due 2/15/2025	BBB-/Baa3	20,020,000	20,219,359

[a,b]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	BBB/Baa2	11,000,000	11,720,544

	Marsh & McLennan Companies, Inc., 3.30% due 3/14/2023	A-/Baa1	3,000,000	3,083,157

	Mercury General Corp., 4.40% due 3/15/2027	NR/Baa2	16,000,000	16,215,792

[b]	Metropolitan Life Global Funding I, 1.642% due 6/12/2020	NR/NR	8,000,000	8,003,288

[a]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	BBB+/NR	5,000,000	5,399,045

[b]	Pricoa Global Funding I, 1.35% due 8/18/2017	AA-/A1	10,000,000	9,997,830

[b]	Principal Life Global Funding II, 1.50% due 9/11/2017	A+/A1	6,950,000	6,949,465

[b]	Principal Life Global Funding II, 2.375% due 9/11/2019	A+/A1	2,450,000	2,464,318

[b]	Principal Life Global Funding II, 2.20% due 4/8/2020	A+/A1	7,000,000	6,980,274

	Reinsurance Group of America, Inc., 3.95% due 9/15/2026	A-/Baa1	3,765,000	3,826,652

[b]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A/A2	9,900,000	9,965,884

[b]	Reliance Standard Life Insurance Co., 2.50% due 1/15/2020	A/A2	15,000,000	15,024,690

[b,e]	Reliance Standard Life Insurance Co., 3.05% due 1/20/2021	A/A2	3,975,000	4,019,695

[b]	Sammons Financial Group, 4.45% due 5/12/2027	BBB+/NR	7,950,000	8,092,726

[a]	Trinity Acquisition plc, 4.40% due 3/15/2026	BBB/Baa3	9,815,000	10,248,990

				189,690,019

	MATERIALS — 1.85%

	Chemicals — 1.10%

	Airgas, Inc., 3.05% due 8/1/2020	A-/A3	4,950,000	5,072,463

[b,e]	Chevron Phillips Chemical Co., LLC, Floating Rate Note, 1.92% due 5/1/2020	A-/A2	29,900,000	30,174,004

[b]	Incitec Pivot Finance, LLC, 6.00% due 12/10/2019	BBB/Baa3	4,538,000	4,849,765

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,b]	Office Cherifien des Phosphates, 5.625% due 4/25/2024	BBB-/NR	8,555,000	9,253,259

[a,b]	Yara International ASA, 3.80% due 6/6/2026	BBB/Baa2	5,000,000	4,961,485

	Metals & Mining — 0.75%

[a,b]	Anglo American Capital plc, 2.625% due 9/27/2017	BB+/Ba1	9,700,000	9,709,700

[a]	Anglogold Holdings plc, 5.375% due 4/15/2020	BB+/Baa3	9,100,000	9,605,050

[a]	Anglogold Holdings plc, 5.125% due 8/1/2022	BB+/Baa3	6,500,000	6,789,250

[a,b]	Newcrest Finance Property Ltd., 4.20% due 10/1/2022	BBB-/Baa3	10,459,000	10,808,393

				91,223,369

	MEDIA — 0.11%

	Media — 0.11%

	The Washington Post Co., 7.25% due 2/1/2019	BB+/Ba1	5,000,000	5,343,750

				5,343,750

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.00%

	Biotechnology — 0.40%

	Biogen, Inc., 3.625% due 9/15/2022	A-/Baa1	5,000,000	5,229,300

	Gilead Sciences, Inc., 2.55% due 9/1/2020	A/A3	4,820,000	4,889,466

	Gilead Sciences, Inc., 3.25% due 9/1/2022	A/A3	4,650,000	4,808,388

	Gilead Sciences, Inc., 2.50% due 9/1/2023	A/A3	4,695,000	4,625,448

	Pharmaceuticals — 0.60%

[a]	Actavis Funding SCS, 2.35% due 3/12/2018	BBB/Baa3	1,720,000	1,727,181

[a]	Actavis Funding SCS, 3.45% due 3/15/2022	BBB/Baa3	5,000,000	5,154,085

[a]	Actavis Funding SCS, 3.80% due 3/15/2025	BBB/Baa3	5,000,000	5,171,745

[a]	Actavis Funding SCS Floating Rate Note, 2.483% due 3/12/2020	BBB/Baa3	5,000,000	5,111,360

[b]	Bayer U.S. Finance, LLC, 1.50% due 10/6/2017	A-/A3	1,975,000	1,974,538

[a]	Mylan N.V., 3.00% due 12/15/2018	BBB-/Baa3	4,900,000	4,966,140

	Zoetis, Inc., 3.45% due 11/13/2020	BBB/Baa2	2,000,000	2,068,360

	Zoetis, Inc., 4.50% due 11/13/2025	BBB/Baa2	3,000,000	3,275,262

				49,001,273

	REAL ESTATE — 1.13%

	Equity Real Estate Investment Trusts — 0.86%

	Alexandria Real Estate Equities, Inc., 3.90% due 6/15/2023	BBB/Baa2	11,700,000	12,088,522

	Alexandria Real Estate Equities, Inc., 3.95% due 1/15/2027	BBB/Baa2	3,975,000	4,048,514

	EPR Properties, 5.25% due 7/15/2023	BBB-/Baa2	4,041,000	4,319,667

	Hospitality Properties Trust, 4.95% due 2/15/2027	BBB-/Baa2	2,000,000	2,088,478

	Washington REIT, 4.95% due 10/1/2020	BBB/Baa2	19,100,000	20,157,567

	Real Estate Management & Development — 0.27%

	Jones Lang LaSalle, Inc., 4.40% due 11/15/2022	BBB+/Baa2	3,000,000	3,158,913

[a,b]	Vonovia Finance B.V., 3.20% due 10/2/2017	BBB+/NR	10,000,000	10,023,590

				55,885,251

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	RETAILING — 0.40%

	Multiline Retail — 0.40%

	Family Dollar Stores, Inc., 5.00% due 2/1/2021	BBB-/Baa3	18,475,000	19,768,250

				19,768,250

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.89%

	Semiconductors & Semiconductor Equipment — 0.89%

[b]	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.375% due 1/15/2020	BBB-/Baa2	8,875,000	8,887,895

[b]	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00% due 1/15/2022	BBB-/Baa2	9,000,000	9,080,442

[b]	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625% due 1/15/2024	BBB-/Baa2	9,000,000	9,206,982

	Intel Corp., 3.10% due 7/29/2022	A+/A1	5,000,000	5,179,995

	Qualcomm, Inc. Floating Rate Note, 1.558% due 5/20/2019	A/A1	6,583,000	6,603,572

	Qualcomm, Inc. Floating Rate Note, 1.648% due 5/20/2020	A/A1	4,747,000	4,768,419

				43,727,305

	SOFTWARE & SERVICES — 2.50%

	Information Technology Services — 1.05%

	Broadridge Financial Solutions, Inc., 3.95% due 9/1/2020	BBB+/Baa1	8,000,000	8,378,400

	Fidelity National Information Services, Inc., 2.85% due 10/15/2018	BBB/Baa2	4,850,000	4,907,216

	Fiserv, Inc., 2.70% due 6/1/2020	BBB/Baa2	6,900,000	6,981,296

	SAIC, Inc., 4.45% due 12/1/2020	BBB-/Ba1	2,000,000	2,090,000

	Total System Services, Inc., 2.375% due 6/1/2018	BBB-/Baa3	20,915,000	21,001,755

	Total System Services, Inc., 3.75% due 6/1/2023	BBB-/Baa3	5,000,000	5,187,945

	Total System Services, Inc., 3.80% due 4/1/2021	BBB-/Baa3	3,000,000	3,124,110

	Internet Software & Services — 0.10%

	eBay, Inc., 2.50% due 3/9/2018	BBB+/Baa1	4,885,000	4,913,216

	Software — 1.35%

	Autodesk, Inc., 3.125% due 6/15/2020	BBB/Baa2	1,945,000	1,983,258

	Autodesk, Inc., 4.375% due 6/15/2025	BBB/Baa2	1,000,000	1,054,931

	CA Technologies, Inc., 2.875% due 8/15/2018	BBB+/Baa2	4,082,000	4,120,069

	CA Technologies, Inc., 3.60% due 8/1/2020	BBB+/Baa2	13,905,000	14,118,608

	CA, Inc., 3.60% due 8/15/2022	BBB+/Baa2	3,000,000	3,033,663

	CDK Global, Inc., 3.80% due 10/15/2019	BB+/Ba1	5,000,000	5,150,000

	Microsoft Corp., 2.875% due 2/6/2024	AAA/Aaa	9,216,000	9,365,917

	Oracle Corp., 2.50% due 5/15/2022	AA-/A1	4,400,000	4,441,756

	Oracle Corp., 1.90% due 9/15/2021	AA-/A1	11,825,000	11,721,023

	Oracle Corp., 2.40% due 9/15/2023	AA-/A1	11,650,000	11,498,829

				123,071,992

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.31%

	Communications Equipment — 0.95%

	Cisco Systems, Inc. Floating Rate Note, 1.772% due 2/21/2018	AA-/A1	9,850,000	9,889,430

	Juniper Networks, Inc., 3.30% due 6/15/2020	BBB/Baa2	4,825,000	4,941,143

	Juniper Networks, Inc., 3.125% due 2/26/2019	BBB/Baa2	10,000,000	10,169,240

[a]	LM Ericsson, 4.125% due 5/15/2022	BBB-/Ba1	21,215,000	21,614,266

	Computers & Peripherals — 0.11%

	Lexmark International, Inc., 6.375% due 3/15/2020	BB-/Ba2	5,375,000	5,598,326

	Electronic Equipment, Instruments & Components — 0.61%

	Ingram Micro, Inc., 5.45% due 12/15/2024	NR/Ba1	5,596,000	5,750,164

	Tech Data Corp., 4.95% due 2/15/2027	BBB-/Baa3	6,000,000	6,360,468

	Trimble Navigation, Ltd., 4.75% due 12/1/2024	BBB-/Baa2	17,000,000	18,152,821

	Technology, Hardware, Storage & Peripherals — 0.64%

	Apple, Inc. Floating Rate Note, 2.006% due 2/22/2019	AA+/Aa1	4,950,000	5,012,444

	Apple, Inc. Floating Rate Note, 2.316% due 2/23/2021	AA+/Aa1	9,050,000	9,339,844

	Apple, Inc. Floating Rate Note, 1.68% due 2/9/2022	AA+/Aa1	11,975,000	12,096,558

	Hewlett Packard Enterprise Co. Floating Rate Note, 3.08% due 10/5/2018	BBB/Baa2	4,900,000	4,993,321

				113,918,025

	TELECOMMUNICATION SERVICES — 2.55%

	Diversified Telecommunication Services — 1.73%

	AT&T, Inc., 2.11% due 11/27/2018	BBB+/Baa1	11,350,000	11,450,516

	AT&T, Inc., 3.60% due 2/17/2023	BBB+/Baa1	8,000,000	8,187,680

	AT&T, Inc., 4.45% due 4/1/2024	BBB+/Baa1	10,000,000	10,526,980

	AT&T, Inc., 3.00% due 6/30/2022	BBB+/Baa1	4,500,000	4,502,326

	AT&T, Inc., 2.226% due 6/30/2020	BBB+/Baa1	4,950,000	5,014,771

	Michigan Bell Telephone Co., 7.85% due 1/15/2022	BBB+/NR	3,000,000	3,579,759

	Qwest Corp., 6.75% due 12/1/2021	BBB-/Ba1	3,000,000	3,314,292

	Verizon Communications, Inc., 3.45% due 3/15/2021	BBB+/Baa1	9,600,000	9,932,333

	Verizon Communications, Inc., 3.50% due 11/1/2024	BBB+/Baa1	4,683,000	4,726,308

	Verizon Communications, Inc., 4.125% due 3/16/2027	BBB+/Baa1	7,000,000	7,229,453

	Verizon Communications, Inc. Floating Rate Note, 2.992% due 9/14/2018	BBB+/Baa1	1,825,000	1,858,022

	Verizon Communications, Inc. Floating Rate Note, 2.25% due 3/16/2022	BBB+/Baa1	7,500,000	7,588,057

	Verizon Communications, Inc. Floating Rate Note, 2.037% due 6/17/2019	BBB+/Baa1	6,970,000	7,022,010

	Wireless Telecommunication Services — 0.82%

[b]	Crown Castle Towers, LLC, 6.113% due 1/15/2040	NR/A2	6,970,000	7,493,391

[a]	Telefonica Emisiones S.A.U., 4.103% due 3/8/2027	BBB/Baa3	8,500,000	8,781,741

[a]	Vodafone Group plc, 1.25% due 9/26/2017	BBB+/Baa1	24,245,000	24,220,998

				125,428,637

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	TRANSPORTATION — 1.44%

	Air Freight & Logistics — 0.01%

[b]	FedEx Corp. 2012 Pass-Through Trust, 2.625% due 1/15/2018	BBB/Baa1	286,478	286,090

	Airlines — 0.42%

	American Airlines Group, Inc., 4.95% due 7/15/2024	A/NR	5,695,123	6,065,306

	American Airlines Group, Inc., 3.60% due 3/22/2029	AA/Aa3	9,526,629	9,728,594

	US Airways, 6.25% due 10/22/2024	A+/A3	4,602,808	5,120,624

	Road & Rail — 0.93%

[a,b]	Asciano Finance Ltd., 5.00% due 4/7/2018	BBB-/Baa3	2,000,000	2,036,484

[b]	BNSF Railway Co., 3.442% due 6/16/2028	AA/Aa2	13,871,611	14,027,725

[a,b]	LeasePlan Corp. NV, 2.50% due 5/16/2018	BBB-/Baa1	10,000,000	10,026,680

[b]	Penske Truck Leasing Co., LP/PTL Finance Corp., 4.25% due 1/17/2023	BBB/Baa2	5,000,000	5,301,910

[b]	TTX Co., 4.15% due 1/15/2024	A/Baa1	6,000,000	6,271,038

[b]	TTX Co., 5.453% due 1/2/2022	NR/NR	3,271,821	3,418,562

[b]	TTX Co., 2.25% due 2/1/2019	A/Baa1	5,000,000	5,002,750

	Transportation Infrastructure — 0.08%

[a,b]	Mexico City Airport Trust, 4.25% due 10/31/2026	BBB+/Baa1	3,750,000	3,844,762

				71,130,525

	UTILITIES — 5.23%

	Electric Utilities — 4.19%

	Appalachian Power Co., 3.40% due 6/1/2025	A-/Baa1	7,000,000	7,189,014

	Cleveland Electric Illuminating Co., 7.88% due 11/1/2017	BBB+/Baa1	15,359,000	15,656,212

	Duke Energy Florida Project Finance, LLC, 1.196% due 3/1/2022	AAA/Aaa	17,909,426	17,792,442

[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	A-/A3	4,900,000	4,915,827

[a,b]	Enel Finance International S.A., 6.25% due 9/15/2017	BBB/Baa2	15,889,000	16,028,982

[a,b]	Enel Finance International S.A., 2.875% due 5/25/2022	BBB/Baa2	7,000,000	7,009,709

	Entergy Louisiana, LLC, 4.80% due 5/1/2021	A/A2	4,300,000	4,593,922

	Entergy Texas, Inc., 7.125% due 2/1/2019	A/Baa1	2,000,000	2,150,784

	Exelon Corp., 2.85% due 6/15/2020	BBB-/Baa2	2,950,000	2,996,994

[b]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	BBB-/Baa2	15,000,000	15,718,275

[a,b]	Korea Western Power Co., Ltd., 2.875% due 10/10/2018	NR/Aa2	10,000,000	10,080,858

[b]	Monongahela Power Co., 4.10% due 4/15/2024	BBB+/A3	12,500,000	13,279,913

	Northern States Power Company-Wisconsin, 3.30% due 6/15/2024	A/Aa3	10,000,000	10,265,060

	Public Service Co. of New Mexico, 5.35% due 10/1/2021	BBB+/Baa2	3,000,000	3,253,821

[b]	Rochester Gas & Electric, 5.90% due 7/15/2019	A/A1	11,732,000	12,539,044

	Southern Power Co., 2.375% due 6/1/2020	BBB+/Baa1	9,793,000	9,814,525

	Southern Power Co., 1.85% due 12/1/2017	BBB+/Baa1	5,000,000	5,004,390

[a,b]	State Grid Overseas Investment (2014) Ltd., 2.75% due 5/7/2019	AA-/A1	14,800,000	14,936,176

19

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,b]	State Grid Overseas Investment (2016) Ltd., 2.25% due 5/4/2020	AA-/A1	10,000,000	9,968,703

	The Southern Co., 2.45% due 9/1/2018	BBB+/Baa2	4,825,000	4,856,739

	Toledo Edison Co., 7.25% due 5/1/2020	BBB+/Baa1	167,000	184,476

[a,b]	Transelec S.A., 4.25% due 1/14/2025	BBB/Baa1	6,000,000	6,205,371

	UIL Holdings Corp., 4.625% due 10/1/2020	BBB/Baa1	11,660,000	12,010,313

	Gas Utilities — 0.25%

	AGL Capital Corp., 3.50% due 9/15/2021	A-/Baa1	9,925,000	10,248,039

	Spire, Inc., 2.55% due 8/15/2019	BBB+/Baa2	2,350,000	2,358,263

	Independent Power & Renewable Electricity Producers — 0.13%

[b]	Midland Cogeneration Venture, 6.00% due 3/15/2025	BBB-/NR	5,987,152	6,227,171

	Multi-Utilities — 0.66%

	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	BBB+/A2	3,900,000	3,926,071

	Dominion Gas Holdings, LLC, 2.80% due 11/15/2020	BBB+/A2	5,000,000	5,060,725

[b]	Enable Oklahoma Intrastate Transmission, LLC, 6.25% due 3/15/2020	BB+/Baa3	3,640,000	3,915,486

[a,b]	Korea Hydro & Nuclear Power Co. Ltd., 2.875% due 10/2/2018	AA/Aa2	7,000,000	7,053,903

[b]	Niagara Mohawk Power Corp., 4.881% due 8/15/2019	A-/A2	10,000,000	10,581,990

	SCANA Corp., 4.125% due 2/1/2022	BBB/Baa3	2,000,000	2,011,810

				257,835,008

	TOTAL CORPORATE BONDS (Cost $2,209,641,093)			2,255,155,497

	CONVERTIBLE BONDS — 0.41%
	REAL ESTATE — 0.41%

	Equity Real Estate Investment Trusts — 0.41%

[b]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	19,950,000	20,149,500

				20,149,500

	TOTAL CONVERTIBLE BONDS (Cost $19,950,000)			20,149,500

	MUNICIPAL BONDS — 2.30%

	American Municipal Power Ohio, Inc., 5.072% due 2/15/2018 (Meldahl Hydroelectric)	A/A3	5,000,000	5,085,700

	Anaheim California Public Financing Authority, 5.316% due 9/1/2017 (Anaheim Public Improvements; Insured: Natl-Re/FGIC)	A/A1	520,000	522,720

	Anaheim California Public Financing Authority, 5.486% due 9/1/2020 (Anaheim Public Improvements; Insured: Natl-Re)	A/A1	3,270,000	3,399,230

	Brentwood California Infrastructure Financing Authority, 6.16% due 10/1/2019 (Civic Center)	AA/NR	2,110,000	2,201,532

	California HFFA, 6.76% due 2/1/2019 (Community Program for Persons with Developmental Disabilities)	AA-/NR	3,905,000	4,070,338

	California School Finance Authority, 5.041% due 7/1/2020 (LOC: City National Bank)	AA+/NR	4,000,000	4,286,880

	Camden County Improvement Authority, 5.47% due 7/1/2018 (Cooper Medical School of Rowan University)	A/A2	2,140,000	2,206,426

20

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Camden County Improvement Authority, 5.62% due 7/1/2019 (Cooper Medical School of Rowan University)	A/A2	3,025,000	3,194,249

City and County of San Francisco Redevelopment Financing Authority, 8.00% due 8/1/2019 (San Francisco Redevelopment Projects)	AA-/A2	4,790,000	5,122,618

City of Fort Collins Colorado Electric Utility Enterprise, 4.92% due 12/1/2020 (Fort Collins Smart Grid)	AA-/NR	2,250,000	2,341,822

City of Riverside California, 5.61% due 8/1/2017 (City Sewer System)	A+/A1	2,000,000	2,007,520

Colorado Educational and Cultural Facilities Authority, 2.244% due 3/1/2021 (University of Denver Project)	NR/A1	450,000	448,439

Colorado Educational and Cultural Facilities Authority, 2.474% due 3/1/2022 (University of Denver Project)	NR/A1	600,000	599,316

Colorado Educational and Cultural Facilities Authority, 2.691% due 3/1/2023 (University of Denver Project)	NR/A1	580,000	578,063

Connecticut Housing Finance Authority, 5.071% due 11/15/2019 (Housing Mtg Finance Program)	AAA/Aaa	1,340,000	1,384,997

Denver Public Schools COP, 2.018% due 12/15/2019 (School District No. 1 Educational Facilities)	NR/Aa3	3,000,000	3,001,110

JobsOhio Beverage System, 2.217% due 1/1/2019 (State Liquor Enterprise)	AA/Aa3	11,245,000	11,337,546

Kentucky Asset/Liability Commission, 2.099% due 4/1/2019 (Commonwealth of Kentucky and Teachers’ Retirement System Funding Obligations)	A/Aa3	3,000,000	3,012,300

Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020 (Los Angeles County & USC Medical Center Projects)	AA/Aa2	3,350,000	3,697,093

Louisiana Local Government Environmental Facilities and Community Development Authority, 1.66% due 2/1/2022 (Louisiana Utilities Restoration)	AAA/Aaa	4,590,287	4,566,739

Municipal Improvement Corp. of Los Angeles, 6.165% due 11/1/2020 (Recovery Zone Economic Development)	AA-/Aa3	11,885,000	13,014,788

New York City Transitional Finance Authority, 4.075% due 11/1/2020 (World Trade Center Recovery)	AAA/Aa1	2,500,000	2,676,575

Oklahoma Development Finance Authority, 8.00% due 5/1/2020 (Cleveland County Industrial Authority (CCIA) - Hitachi Norman, Oklahoma Project)	NR/NR	3,355,000	3,385,061

Orleans Parish School Board GO, 4.40% due 2/1/2021 (Educational Facilities Improvements; Insured: AGM)	AA/A2	10,000,000	10,675,300

Redevelopment Agency of the City of Redlands, 5.818% due 8/1/2022 (Redlands Redevelopment; Insured: AMBAC) (ETM)	NR/NR	1,275,000	1,372,499

Redevelopment Agency of the County of San Bernardino, 7.135% due 9/1/2020 (San Sevaine Redevelopment Project)	BBB/NR	1,045,000	1,089,872

Rutgers State University GO, 2.342% due 5/1/2019 (New Brunswick, Newark and Camden Campus Facilities)	A+/Aa3	3,485,000	3,496,954

Rutgers State University GO, 3.028% due 5/1/2021 (New Brunswick, Newark and Camden Campus Facilities)	A+/Aa3	1,500,000	1,511,385

Tampa-Hillsborough County Florida Expressway Authority, 2.22% due 7/1/2018 (Electronic Tolling Program)	A/A2	2,000,000	2,000,000

Tampa-Hillsborough County Florida Expressway Authority, 2.49% due 7/1/2019 (Electronic Tolling Program)	A/A2	2,500,000	2,498,050

Tampa-Hillsborough County Florida Expressway Authority, 2.84% due 7/1/2020 (Electronic Tolling Program)	A/A2	1,750,000	1,754,007

Wallenpaupack Area School District GO, 3.80% due 9/1/2019 (Pike and Wayne Counties Educational Facilities) (State Aid Withholding)	AA/NR	3,000,000	3,090,600

Wallenpaupack Area School District GO, 4.00% due 9/1/2020 (Pike and Wayne Counties Educational Facilities) (State Aid Withholding)	AA/NR	2,750,000	2,869,735

Yuba Levee Financing Authority, 6.375% due 9/1/2021 (pre-refunded 9/1/2017) (Yuba County Levee Financing Project)	AA/NR	1,000,000	1,009,130

TOTAL MUNICIPAL BONDS (Cost $109,367,785)			113,508,594

21

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	SHORT TERM INVESTMENTS — 11.67%

	Bank of New York Tri-Party Repurchase Agreement 1.36% dated 6/30/2017 due 7/3/2017, repurchase price $115,013,033 collateralized by 64 corporate debt securities, having an average coupon of 3.65%, a minimum credit rating of BBB-, maturity dates from 7/29/2019 to 6/1/2047, and having an aggregate market value of $123,105,647 at 6/30/2017	NR/NR	115,000,000	115,000,000

[b]	Cintas Corp., 1.37% due 7/3/2017	NR/NR	23,000,000	22,998,363

[b]	Cummins, Inc., 1.13% due 7/11/2017	NR/NR	20,000,000	19,993,722

[b]	Cummins, Inc., 1.11% due 7/13/2017	NR/NR	3,000,000	2,998,890

[b]	Experian Finance plc, 1.30% due 7/5/2017	NR/NR	8,800,000	8,798,729

	Farmer Mac Discount Note, 0.80% due 7/7/2017	NR/NR	50,000,000	49,993,333

	Federal Home Loan Bank Discount Note, 0.97% due 7/12/2017	NR/NR	1,900,000	1,899,437

	Federal Home Loan Bank Discount Note, 0.951% due 7/12/2017	NR/NR	5,000,000	4,998,553

	Federal Home Loan Bank Discount Note, 0.90% due 7/10/2017	NR/NR	12,000,000	11,997,300

	Federal Home Loan Bank Discount Note, 0.85% due 7/5/2017	NR/NR	43,000,000	42,995,939

[a]	IBRD Discount Note, 1.00% due 7/24/2017	NR/NR	25,000,000	24,984,028

[a]	IBRD Discount Note, 0.98% due 7/10/2017	NR/NR	19,000,000	18,995,345

[b]	Intercontinental Exchange, 1.11% due 7/6/2017	NR/NR	11,500,000	11,498,227

[b]	Kansas City Power & Light, 1.30% due 7/3/2017	NR/NR	23,000,000	22,998,339

[b]	Kentucky Utilities Co., 1.35% due 7/6/2017	NR/NR	23,000,000	22,995,687

[b]	Louisville Gas & Electric Co., 1.34% due 7/6/2017	NR/NR	15,000,000	14,997,208

[b]	McCormick & Co., 1.22% due 7/3/2017	NR/NR	9,000,000	8,999,390

[b]	McCormick & Co., 1.21% due 7/7/2017	NR/NR	14,000,000	13,997,177

	Praxair, Inc., 1.11% due 7/27/2017	NR/NR	23,000,000	22,981,562

[b]	Roche Holdings, Inc., 1.08% due 7/5/2017	NR/NR	9,000,000	8,998,920

[b]	Roche Holdings, Inc., 1.08% due 7/7/2017	NR/NR	14,000,000	13,997,480

[b]	United Parcel Service, Inc., 0.60% due 7/6/2017	NR/NR	23,000,000	22,998,083

	United States Treasury Bill, 0.86% due 7/27/2017	NR/NR	50,000,000	49,968,728

	United States Treasury Bill, 0.77% due 7/6/2017	NR/NR	12,000,000	11,998,717

[b]	Wal-Mart Stores, Inc., 1.07% due 7/7/2017	NR/NR	23,000,000	22,995,898

	TOTAL SHORT TERM INVESTMENTS (Cost $575,079,055)			575,079,055

	TOTAL INVESTMENTS — 98.44% (Cost $4,802,185,047)			$4,849,441,154

	OTHER ASSETS LESS LIABILITIES — 1.56%			77,023,822

	NET ASSETS — 100.00%			$4,926,464,976

22

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2017, the aggregate value of these securities in the Fund’s portfolio was $1,828,189,582, representing 37.11% of the Fund’s net assets.

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

d	When-issued security.

e	Segregated as collateral for a when-issued security.

f	Bond in default.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

CMO	Collateralized Mortgage Obligation

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

HFFA	Health Facilities Financing Authority

IBRD	International Bank for Reconstruction and Development

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SBA	Small Business Administration

SPV	Special Purpose Vehicle

VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).

23

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

24

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$300,746,615	$300,746,615	$-	$-
U.S. Government Agencies	198,048,722	-	194,688,722	3,360,000
Other Government	77,197,856	5,033,241	72,164,615	-
Mortgage Backed	283,189,213	-	283,189,213	-
Asset Backed Securities	1,026,366,102	-	990,085,848	36,280,254
Corporate Bonds	2,255,155,497	17,134,761	2,238,020,736	-
Convertible Bonds	20,149,500	-	20,149,500	-
Municipal Bonds	113,508,594	-	113,508,594	-
Short Term Investments	575,079,055	-	575,079,055	-

Total Investments in Securities	$4,849,441,154	$322,914,617	$4,486,886,283	$39,640,254

(a) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, no unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at June 30, 2017. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at June 30, 2017.

	Fair Value at June 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Mortgage Backed Securities	$26,969,187	Cost basis	Cost basis	102.75 – 104.45 (3.84%)
U.S. Government Agencies	3,360,000	Market comparable securities yield method	Yields of comparable securities	3.11% (N/A)
Asset-Backed Securities	9,311,067	Discounted cash flows	Third party vendor projection of discounted cash flows	2.60% – 5.30% (2.58%)

Total	$39,640,254

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2017 is as follows:

	Asset Backed Securities	Mortgage Backed	U.S. Government Agencies	Total(a)
Beginning Balance 9/30/2016	$9,667,174	$–	$3,540,000	$13,207,174
Accrued Discounts (Premiums)	10,451	(71)	(30,831)	(20,451)
Net Realized Gain (Loss)	50,664	–	–	50,664
Gross Purchases	–	26,969,187	–	26,969,187
Gross Sales	(393,750)	–	–	(393,750)
Net Change in Unrealized Appreciation (Depreciation)	(23,472)	71	(149,169)	(172,570)
Transfers into Level 3	–	–	–	–
Transfers out of Level 3	–	–	–	–

Ending Balance 6/30/2017	$9,311,067	$26,969,187	$3,360,000	$39,640,254

(a) Level 3 investments represent 0.80% of total net assets at the period ended June 30, 2017. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

25

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2017 (Unaudited)

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$4,802,185,047

Gross unrealized appreciation on a tax basis	$65,645,946
Gross unrealized depreciation on a tax basis	(18,389,839)

Net unrealized appreciation (depreciation) on investments (tax basis)	$47,256,107

26

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 7.96%

	United States Treasury Notes, 0.625% due 8/31/2017	NR/Aaa	$200,000	$199,865

	United States Treasury Notes, 0.75% due 12/31/2017	NR/Aaa	400,000	399,148

	United States Treasury Notes, 0.125% due 4/15/2019	NR/Aaa	234,776	234,927

	United States Treasury Notes, 0.125% due 4/15/2021	NR/Aaa	309,483	309,064

	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2020	NR/Aaa	391,526	392,179

	TOTAL U.S. TREASURY SECURITIES (Cost $1,537,817)			1,535,183

	U.S. GOVERNMENT AGENCIES — 3.55%

	Export Leasing (2009), LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	55,939	55,640

[a]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	200,000	198,969

[a]	Petroleos Mexicanos Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.508% due 4/15/2025	NR/NR	80,000	78,990

[a]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70% due 12/20/2022	NR/NR	55,000	54,181

[a]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 1.87% due 1/15/2026	NR/NR	118,421	115,978

	Small Business Administration Participation Certificates, Series 2005-20K Class 1, 5.36% due 11/1/2025	NR/NR	26,858	28,702

[a]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.726% due 6/26/2024	NR/NR	154,356	152,179

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $690,113)			684,639

	OTHER GOVERNMENT — 1.04%

[a,b]	Korea Expressway Corp. Floating Rate Note, 1.856% due 4/20/2020	AA/Aa2	200,000	200,160

	TOTAL OTHER GOVERNMENT (Cost $200,000)			200,160

	MORTGAGE BACKED — 3.41%

	Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413% due 8/25/2047	NR/Aaa	68,400	69,169

	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K710 Class A2, 1.883% due 5/25/2019	NR/NR	275,000	275,311

	Federal Home Loan Mtg Corp., Pool G15523, 2.50% due 8/1/2025	NR/NR	140,747	142,566

	Federal Home Loan Mtg Corp., Series 2586 Class AF, 5.00% due 3/15/2018	NR/NR	82,330	83,008

	Federal National Mtg Assoc. Pool AS3705, 2.50% due 11/1/2024	NR/NR	87,644	88,682

	TOTAL MORTGAGE BACKED (Cost $662,776)			658,736

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	ASSET BACKED SECURITIES — 25.34%
	ADVANCE RECEIVABLES — 0.52%

[b]	New Residential Advance Receivables Trust, Series 2016-T2 Class AT2, 2.575% due 10/15/2049	NR/NR	100,000	99,351

				99,351

	AUTO RECEIVABLES — 4.73%

	Ally Auto Receivables Trust, Series 15-1 Class A3, 1.39% due 9/16/2019	AAA/Aaa	102,389	102,354

	Ally Auto Receivables Trust, Series 15-2 Class A3, 1.49% due 11/15/2019	AAA/Aaa	74,232	74,248

[b]	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A Class A, 2.10% due 3/20/2019	NR/Aaa	100,000	100,169

	Capital Auto Receivables Asset Trust, Series 2016-3 Class A2A, 1.36% due 4/22/2019	AAA/Aaa	57,774	57,761

[b]	Chesapeake Funding II, LLC, Series 2016-1A Class A1, 2.11% due 3/15/2028	NR/Aaa	170,343	170,747

[b]	Drive Auto Receivables Trust, Series 2017-AA Class B, 2.51% due 1/15/2021	AA/Aa1	125,000	125,480

[b]	Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% due 7/15/2026	AAA/NR	100,000	100,440

[b]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87% due 10/15/2021	NR/NR	75,185	75,552

[b]	OSCAR US Funding Trust, Series 2014-1A Class A3, 1.72% due 4/15/2019	AAA/Aaa	36,086	35,969

[b,c]	OSCAR US Funding Trust, Series 2016-2A Class A3, 2.73% due 12/15/2020	AAA/Aaa	70,000	70,070

				912,790

	COMMERCIAL MTG TRUST — 2.49%

[b]	Barclays Commercial Mortgage Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	AAA/NR	99,612	102,477

	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	NR/Aaa	108,567	108,578

[b]	DBUBS Mortgage Trust CMO, Series 2011-LC2A Class A1FL, 2.468% due 7/12/2044	NR/Aaa	38,348	38,567

[b]	FREMF Mortgage Trust, Series 2013-KF02 Class B Floating Rate Note, 3.995% due 12/25/2045	NR/Baa1	19,945	20,371

[b]	JPMorgan Chase Commercial Mortgage, Series 2014-BXH Class A Floating Rate Note, 2.059% due 4/15/2027	AAA/NR	92,075	92,232

	Morgan Stanley BAML Trust, Series 2012-C6 Class A2, 1.868% due 11/15/2045	NR/Aaa	31,020	31,013

	WFRBS Commercial Mortgage Trust, Series 2014-C22 Class A1, 1.479% due 9/15/2057	NR/Aaa	88,205	87,921

				481,159

	CREDIT CARD — 2.51%

	Barclays Dryrock Issuance Trust, Series 2015-4 Class A, 1.72% due 8/16/2021	AAA/NR	100,000	100,054

	Barclays Dryrock Issuance Trust, Series 2016-1 Class A, 1.52% due 5/16/2022	AAA/NR	135,000	134,174

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Cabela’s Master Credit Card Trust, Series 2013-2A Class A1, 2.17% due 8/16/2021	AAA/NR	150,000	150,676

	Synchrony Credit Card Master Note Trust, Series 2014-1 Class A, 1.61% due 11/15/2020	AAA/Aaa	100,000	100,047

				484,951

	OTHER ASSET BACKED — 9.47%

[b]	Alterna Funding I, LLC, Series 2014-1A, 1.639% due 2/15/2021	NR/NR	15,696	15,539

[b]	AMSR Trust, Series 2016-SFR1 Class A Floating Rate Note, 2.609% due 11/17/2033	NR/Aaa	100,000	100,623

[b]	BRE Grand Islander Timeshare Issuer, Series 2017-1A Class A, 2.94% due 5/25/2029	A+/NR	94,430	94,465

[b]	CLI Funding, LLC, Series 2014-1A Class A, 3.29% due 6/18/2029	A/NR	69,920	69,243

[b]	Consumer Loan Underlying Bond Club, Series 2017-NP1 Class A, 2.39% due 4/17/2023	NR/NR	100,000	99,974

[b]	Dell Equipment Finance Trust, Series 2015-2 Class A3, 1.72% due 9/22/2020	AAA/Aaa	108,144	108,208

[b]	Diamond Resorts Owner Trust, Series 2014-1 Class A, 2.54% due 5/20/2027	A+/NR	100,864	100,827

[b]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216% due 1/25/2042	BBB+/Baa1	144,484	144,015

[b]	GTP Acquisition Partners I, LLC, Series 2015-1 Class A, 2.35% due 6/15/2045	NR/Aaa	100,000	98,871

	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	AAA/Aaa	100,000	99,886

[b]	Hertz Fleet Lease Funding LP, Series 2016-1 Class A1 Floating Rate Note, 2.217% due 4/10/2030	NR/Aaa	192,708	193,274

	MVW Owner Trust, Series 2013-1X Class A, 2.15% due 4/22/2030	A+/NR	29,110	29,017

[b]	OnDeck Asset Securitization Trust II, LLC, Series 2016-1A Class A, 4.21% due 5/17/2020	BBB+/NR	100,000	99,528

[b]	OneMain Financial Issuance Trust, Series 2016-2A Class A, 4.10% due 3/20/2028	A+/NR	100,000	102,247

[b]	PFS Financing Corp., Series 2015-AA Class A Floating Rate Note, 1.779% due 4/15/2020	AAA/Aaa	100,000	99,962

[b]	PFS Tax Lien Trust, Series 2014-1, 1.44% due 5/15/2029	AAA/NR	17,062	16,931

[b]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	NR/A2	100,000	100,527

[b]	Sierra Receivables Funding Co., LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	17,800	17,645

[b]	Sierra Receivables Funding Co., LLC, Series 2015-1A Class A, 2.40% due 3/22/2032	A/NR	91,522	91,463

[b]	Sierra Receivables Funding Co., LLC, Series 2015-3A Class A, 2.58% due 9/20/2032	A/NR	39,757	39,851

[b]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	NR/NR	105,445	105,377

				1,827,473

	RESIDENTIAL MTG TRUST — 1.62%

[b]	Angel Oak Mortgage Trust LLC, Series 2017-1 Class A2, 3.085% due 1/25/2047	NR/NR	85,916	86,387

[b]	Nationstar HECM Loan Trust, Series 16-1A Class A, 2.981% due 2/25/2026	NR/Aaa	37,337	37,349

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	New Residential Mortgage Loan Trust, Series 2017-2A Class A3, 4.00% due 3/25/2057	AAA/NR	94,268	97,941

[b]	Towd Point Mortgage Trust, Series 2016-5 Class A1, 2.50% due 10/25/2056	NR/NR	90,987	91,231

				312,908

	STUDENT LOAN — 4.00%

[b]	Navient Student Loan Trust, Series 2016-6A Class A2 Floating Rate Note, 1.966% due 3/25/2066	AAA/Aaa	100,000	100,548

[b]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 2.774% due 12/26/2040	NR/NR	124,879	125,131

[b]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 1.766% due 5/25/2057	AA+/NR	46,673	46,124

[b]	SLM Student Loan Trust, Series 2011-A Class A3 Floating Rate Note, 3.659% due 1/15/2043	AAA/Aaa	100,000	104,064

	SLM Student Loan Trust, Series 2013-4 Class A Floating Rate Note, 1.766% due 6/25/2043	NR/Aaa	54,516	54,450

	SLM Student Loan Trust, Series 2013-6 Class A2 Floating Rate Note, 1.716% due 2/25/2021	NR/Aaa	31,193	31,200

[b]	SLM Student Loan Trust, Series 2013-B Class A2B Floating Rate Note, 2.259% due 6/17/2030	AAA/NR	200,000	201,600

[b]	Social Professional Loan Program, LLC, Series 2014-A Class A1 Floating Rate Note, 2.624% due 6/25/2025	AAA/NR	75,361	76,821

[b]	Social Professional Loan Program, LLC, Series 2014-B Class A2, 2.55% due 8/27/2029	AAA/Aa1	30,936	31,120

				771,058

	TOTAL ASSET BACKED SECURITIES (Cost $4,886,693)			4,889,690

	CORPORATE BONDS — 46.84%
	AUTOMOBILES & COMPONENTS — 1.82%

	Automobiles — 1.82%

[b]	Daimler Finance North America, LLC Floating Rate Note, 1.701% due 5/5/2020	A/A2	150,000	150,282

[b]	Hyundai Capital America, 2.40% due 10/30/2018	A-/Baa1	50,000	50,104

[b]	Hyundai Capital America, 2.00% due 3/19/2018	A-/Baa1	50,000	50,034

[b]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	A/A2	100,000	100,048

				350,468

	BANKS — 4.75%

	Banks — 4.75%

	Bank of America Corp. Floating Rate Note, 2.198% due 1/15/2019	BBB+/Baa1	100,000	101,255

	Citigroup, Inc., 1.70% due 4/27/2018	BBB+/Baa1	75,000	74,925

	Fifth Third Bank, 2.30% due 3/15/2019	A-/A3	200,000	201,256

	JPMorgan Chase & Co., 2.377% due 10/29/2020	A-/A3	125,000	127,669

[a]	Mitsubishi UFJ Financial Group, Inc. Floating Rate Note, 3.082% due 3/1/2021	A/A1	200,000	208,765

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Santander UK plc Floating Rate Note, 2.722% due 3/14/2019	A/Aa3	100,000	101,813

	Wells Fargo & Co. Floating Rate Note, 2.23% due 12/7/2020	A/A2	100,000	101,453

				917,136

	CAPITAL GOODS — 0.52%

	Machinery — 0.52%

	Stanley Black & Decker, Inc., 2.451% due 11/17/2018	A-/Baa2	100,000	100,974

				100,974

	COMMERCIAL & PROFESSIONAL SERVICES — 0.93%

	Commercial Services & Supplies — 0.53%

	Cintas Corp. No. 2, 2.90% due 4/1/2022	BBB+/A3	100,000	101,563

	Professional Services — 0.40%

	Dun & Bradstreet, Inc., 4.25% due 6/15/2020	BB+/NR	75,000	77,282

				178,845

	CONSUMER DURABLES & APPAREL — 1.28%

	Leisure Products — 1.28%

	Mattel, Inc., 2.35% due 8/15/2021	BBB/Baa2	125,000	122,468

	Mattel, Inc., 1.70% due 3/15/2018	BBB/Baa2	125,000	124,885

				247,353

	CONSUMER SERVICES — 0.52%

	Diversified Consumer Services — 0.52%

	George Washington University, 4.411% due 9/15/2017	A+/A1	100,000	100,466

				100,466

	DIVERSIFIED FINANCIALS — 5.90%

	Capital Markets — 4.46%

	CBOE Holdings, Inc., 1.95% due 6/28/2019	BBB+/Baa1	100,000	99,966

	Goldman Sachs Group, Inc. Floating Rate Note, 2.446% due 9/15/2020	BBB+/A3	100,000	101,717

	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	100,000	100,841

	Moody’s Corp., 2.75% due 7/15/2019	BBB+/NR	75,000	76,036

	Moody’s Corp. Floating Rate Note, 1.568% due 9/4/2018	BBB+/NR	50,000	50,123

	Morgan Stanley, 2.80% due 6/16/2020	BBB+/A3	50,000	50,727

	Morgan Stanley Floating Rate Note, 2.31% due 1/27/2020	BBB+/A3	75,000	76,135

	State Street Corp. Floating Rate Note, 2.081% due 8/18/2020	A/A1	100,000	102,126

[a,b]	UBS AG Jersey Floating Rate Note, 2.736% due 9/24/2020	A-/Baa1	200,000	203,658

	Consumer Finance — 0.26%

	Synchrony Financial, 3.00% due 8/15/2019	BBB-/NR	50,000	50,705

	Diversified Financial Services — 0.92%

[b]	Athene Global Funding, 2.875% due 10/23/2018	A-/NR	75,000	75,385

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	S&P Global, Inc., 2.50% due 8/15/2018	NR/Baa1	50,000	50,349

	S&P Global, Inc., 3.30% due 8/14/2020	NR/Baa1	50,000	51,260

	Mortgage Real Estate Investment Trusts — 0.26%

	Healthcare Trust of America, Inc., 2.95% due 7/1/2022	BBB/Baa2	50,000	50,015

				1,139,043

	ENERGY — 2.86%

	Oil, Gas & Consumable Fuels — 2.86%

[a]	BP Capital Markets plc Floating Rate Note, 1.532% due 8/14/2018	A-/A1	150,000	150,415

	Exxon Mobil Corp. Floating Rate Note, 1.982% due 3/1/2019	AA+/Aaa	75,000	75,911

	Exxon Mobil Corp. Floating Rate Note, 1.80% due 2/28/2018	AA+/Aaa	50,000	50,190

[b]	Phillips 66 Co. Floating Rate Note, 1.786% due 4/15/2019	BBB+/A3	75,000	75,174

[a]	Statoil ASA, 3.125% due 8/17/2017	A+/Aa3	200,000	200,362

				552,052

	FOOD & STAPLES RETAILING — 0.16%

	Food & Staples Retailing — 0.16%

	Smith’s 1994-A3 Pass Through Trust, 9.20% due 7/2/2018	BBB/A2	28,555	29,871

				29,871

	FOOD, BEVERAGE & TOBACCO — 4.98%

	Beverages — 2.62%

	Anheuser-Busch InBev Finance Inc. Floating Rate Note, 2.43% due 2/1/2021	A-/A3	150,000	155,350

	Molson Coors Brewing Co., 2.10% due 7/15/2021	BBB-/Baa3	150,000	147,506

	PepsiCo, Inc. Floating Rate Note, 1.68% due 10/6/2021	A+/A1	200,000	202,597

	Food Products — 1.83%

	General Mills, Inc., 1.40% due 10/20/2017	BBB+/A3	50,000	49,965

	Ingredion, Inc., 1.80% due 9/25/2017	BBB/Baa2	100,000	100,060

	Mead Johnson Nutrition Co., 3.00% due 11/15/2020	A-/A3	100,000	102,577

	Tyson Foods, Inc. Floating Rate Note, 1.76% due 6/2/2020	BBB/Baa2	100,000	100,453

	Tobacco — 0.53%

	Altria Group, Inc., 2.625% due 1/14/2020	A-/A3	100,000	101,550

				960,058

	HEALTH CARE EQUIPMENT & SERVICES — 2.34%

	Health Care Equipment & Supplies — 0.78%

	Abbott Laboratories, 2.35% due 11/22/2019	BBB/Baa3	150,000	151,128

	Health Care Providers & Services — 1.56%

	Catholic Health Initiatives, 1.60% due 11/1/2017	BBB+/Baa1	100,000	100,016

[b]	Roche Holding, Inc. Floating Rate Note, 1.636% due 9/30/2019	AA/A1	200,000	200,575

				451,719

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	INSURANCE — 1.96%

	Insurance — 1.96%

[a]	Enstar Group Ltd., 4.50% due 3/10/2022	BBB-/NR	50,000	51,585

[b]	Jackson National Life Global Co., 2.023% due 6/27/2022	AA/A1	100,000	100,626

[b]	Principal Life Global Funding II, 1.50% due 9/11/2017	A+/A1	50,000	49,996

[b]	Principal Life Global Funding II, 2.375% due 9/11/2019	A+/A1	50,000	50,292

[b]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A/A2	100,000	100,666

[b]	Reliance Standard Life Insurance Co., 3.05% due 1/20/2021	A/A2	25,000	25,281

				378,446

	MATERIALS — 0.52%

	Chemicals — 0.52%

[b]	Chevron Phillips Chemical Co., LLC, Floating Rate Note, 1.92% due 5/1/2020	A-/A2	100,000	100,916

				100,916

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.84%

	Pharmaceuticals — 0.84%

[a]	Actavis Funding SCS, 2.35% due 3/12/2018	BBB/Baa3	60,000	60,250

[a]	Mylan N.V., 3.00% due 12/15/2018	BBB-/Baa3	100,000	101,350

				161,600

	REAL ESTATE — 0.52%

	Equity Real Estate Investment Trusts — 0.52%

	Select Income REIT, 2.85% due 2/1/2018	BBB-/Baa2	100,000	100,416

				100,416

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.17%

	Semiconductors & Semiconductor Equipment — 1.17%

[b]	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.375% due 1/15/2020	BBB-/Baa2	125,000	125,182

	Qualcomm, Inc. Floating Rate Note, 1.558% due 5/20/2019	A/A1	50,000	50,156

	Qualcomm, Inc. Floating Rate Note, 1.648% due 5/20/2020	A/A1	50,000	50,226

				225,564

	SOFTWARE & SERVICES — 3.09%

	Information Technology Services — 1.31%

	Fidelity National Information Services, Inc., 2.85% due 10/15/2018	BBB/Baa2	150,000	151,769

	Total System Services, Inc., 2.375% due 6/1/2018	BBB-/Baa3	100,000	100,415

	Internet Software & Services — 0.60%

	eBay, Inc., 2.50% due 3/9/2018	BBB+/Baa1	115,000	115,664

	Software — 1.18%

	Autodesk, Inc., 3.125% due 6/15/2020	BBB/Baa2	100,000	101,967

	CA Technologies, Inc., 2.875% due 8/15/2018	BBB+/Baa2	125,000	126,166

				595,981

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.50%

	Communications Equipment — 1.31%

	Cisco Systems, Inc. Floating Rate Note, 1.772% due 2/21/2018	AA-/A1	150,000	150,601

	Juniper Networks, Inc., 3.30% due 6/15/2020	BBB/Baa2	100,000	102,407

	Technology, Hardware, Storage & Peripherals — 1.19%

	Apple, Inc. Floating Rate Note, 2.006% due 2/22/2019	AA+/Aa1	50,000	50,631

	Apple, Inc. Floating Rate Note, 2.316% due 2/23/2021	AA+/Aa1	50,000	51,601

	Apple, Inc. Floating Rate Note, 1.68% due 2/9/2022	AA+/Aa1	25,000	25,254

	Hewlett Packard Enterprise Co. Floating Rate Note, 3.08% due 10/5/2018	BBB/Baa2	100,000	101,904

				482,398

	TELECOMMUNICATION SERVICES — 3.34%

	Diversified Telecommunication Services — 2.31%

	AT&T, Inc., 2.226% due 6/30/2020	BBB+/Baa1	50,000	50,654

	AT&T, Inc., 2.11% due 11/27/2018	BBB+/Baa1	50,000	50,443

	AT&T, Inc., 2.45% due 6/30/2020	BBB+/Baa1	100,000	100,514

	Verizon Communications, Inc. Floating Rate Note, 2.037% due 6/17/2019	BBB+/Baa1	100,000	100,746

	Verizon Communications, Inc. Floating Rate Note, 2.992% due 9/14/2018	BBB+/Baa1	140,000	142,533

	Wireless Telecommunication Services — 1.03%

[a]	Vodafone Group plc, 1.25% due 9/26/2017	BBB+/Baa1	200,000	199,802

				644,692

	TRANSPORTATION — 0.57%

	Air Freight & Logistics — 0.04%

[b]	FedEx Corp. 2012 Pass-Through Trust, 2.625% due 1/15/2018	BBB/Baa1	7,346	7,336

	Airlines — 0.00%

	American Airlines Group, Inc., 4.95% due 7/15/2024	A/NR	0	0

	Road & Rail — 0.53%

[b]	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.20% due 7/15/2020	BBB/Baa2	100,000	102,556

				109,892

	UTILITIES — 6.27%

	Electric Utilities — 5.75%

	Cleveland Electric Illuminating Co., 7.88% due 11/1/2017	BBB+/Baa1	185,000	188,580

	Commonwealth Edison Co., 6.15% due 9/15/2017	A-/A2	165,000	166,494

	Duke Energy Florida Project Finance, LLC, 1.196% due 3/1/2022	AAA/Aaa	201,230	199,915

[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	A-/A3	100,000	100,323

[a,b]	Enel Finance International S.A., 6.25% due 9/15/2017	BBB/Baa2	100,000	100,881

	Exelon Corp., 2.85% due 6/15/2020	BBB-/Baa2	50,000	50,797

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,b]	State Grid Overseas Investment (2014) Ltd., 2.75% due 5/7/2019	AA-/A1	200,000	201,840

	The Southern Co., 2.45% due 9/1/2018	BBB+/Baa2	100,000	100,658

	Multi-Utilities — 0.52%

	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	BBB+/A2	100,000	100,668

				1,210,156

	TOTAL CORPORATE BONDS (Cost $8,963,909)			9,038,046

	CONVERTIBLE BONDS — 0.26%
	REAL ESTATE — 0.26%

	Equity Real Estate Investment Trusts — 0.26%

[b]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	50,000	50,500

				50,500

	TOTAL CONVERTIBLE BONDS (Cost $49,226)			50,500

	MUNICIPAL BONDS — 1.89%

	Colorado Educational and Cultural Facilities Authority, 2.244% due 3/1/2021 (University of Denver Project)	NR/A1	50,000	49,827

	Colorado Educational and Cultural Facilities Authority, 2.474% due 3/1/2022 (University of Denver Project)	NR/A1	50,000	49,943

	JobsOhio Beverage System, 2.217% due 1/1/2019 (State Liquor Enterprise)	AA/Aa3	100,000	100,823

	Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020 (Los Angeles County & USC Medical Center Projects)	AA/Aa2	100,000	110,361

	Louisiana Local Government Environmental Facilities and Community Development Authority, 1.66% due 2/1/2022 (Louisiana Utilities Restoration)	AAA/Aaa	54,974	54,691

	TOTAL MUNICIPAL BONDS (Cost $364,167)			365,645

	SHORT TERM INVESTMENTS — 9.63%

[d]	Thornburg Capital Management Fund	NR/NR	185,730	1,857,296

	TOTAL SHORT TERM INVESTMENTS (Cost $1,857,296)			1,857,296

	TOTAL INVESTMENTS — 99.92% (Cost $19,211,997)			$19,279,895

	OTHER ASSETS LESS LIABILITIES — 0.08%			15,081

	NET ASSETS — 100.00%			$19,294,976

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2017 (Unaudited)

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2017, the aggregate value of these securities in the Fund’s portfolio was $6,100,802, representing 31.62% of the Fund’s net assets.

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

d	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal June 30, 2017	Market Value June 30, 2017	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	136,327	1,163,346	1,113,943	185,730	$1,857,296	$7,603	$—

Total non-controlled affiliated issuers - 9.63% of net assets					$1,857,296	$7,603	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation

Mtg	Mortgage

REIT	Real Estate Investment Trust

SBA	Small Business Administration

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Low Duration Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2017 (Unaudited)

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2017 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
U.S. Treasury Securities	$1,535,183	$1,535,183	$-	$-
U.S. Government Agencies	684,639	-	684,639	-
Other Government	200,160	-	200,160	-
Mortgage Backed	658,736	-	658,736	-
Asset Backed Securities	4,889,690	-	4,819,620	70,070
Corporate Bonds	9,038,046	-	9,038,046	-
Convertible Bonds	50,500	-	50,500	-
Municipal Bonds	365,645	-	365,645	-
Short Term Investments	1,857,296	1,857,296	-	-

Total Investments in Securities	$19,279,895	$3,392,479	$15,817,346	$70,070

(a) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, a portfolio security characterized as a Level 3 investment was fair valued by the Committee using a yield of 2.70% based upon a third party vendor projection of discounted cash flows.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2017 is as follows:

	Asset Backed Securities	Total(a)
Beginning Balance 9/30/2016	$69,994	$69,994
Accrued Discounts (Premiums)	1	1
Net Realized Gain (Loss)	–	–
Gross Purchases	–	–
Gross Sales	–	–
Net Change in Unrealized Appreciation (Depreciation)	75	75
Transfers into Level 3	–	–
Transfers out of Level 3	–	–

Ending Balance 6/30/2017	$70,070	$70,070

(a) Level 3 investments represent 0.36% of total net assets at the period ended June 30, 2017. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$19,211,997

Gross unrealized appreciation on a tax basis	$102,740
Gross unrealized depreciation on a tax basis	(34,842)

Net unrealized appreciation (depreciation) on investments (tax basis)	$67,898

12

SCHEDULE OF INVESTMENTS

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 0.38%
	ENERGY — 0.38%
	Oil, Gas & Consumable Fuels — 0.38%
[a,b]	Malamute Energy, Inc.	847	$8,893
[c]	ROMGAZ SA-GDR	531,954	4,016,253

			4,025,146

	TOTAL COMMON STOCK (Cost $5,258,023)		4,025,146

	PREFERRED STOCK — 1.58%
	ENERGY — 0.24%
	Oil, Gas & Consumable Fuels — 0.24%
[a,b]	Crestwood Equity Partners LP	256,000	2,500,147

			2,500,147

	MISCELLANEOUS — 1.02%
	U.S. Government Agencies — 1.02%
	Farm Credit Bank of Texas Pfd, 10.00%	1,000	1,229,688
[c]	Cobank, ACB Pfd, 6.25%	50,000	5,221,875
[c]	AgriBank, FCB Pfd, 6.875%	40,000	4,370,000

			10,821,563

	REAL ESTATE — 0.06%
	Equity Real Estate Investment Trusts — 0.06%
	VEREIT, Inc. Pfd, 6.70%	25,857	687,538

			687,538

	TELECOMMUNICATION SERVICES — 0.26%
	Wireless Telecommunication Services — 0.26%
[c,d]	Centaur Funding Corp. Pfd, 9.08%	2,380	2,766,006

			2,766,006

	TOTAL PREFERRED STOCK (Cost $15,966,616)		16,775,254

	ASSET BACKED SECURITIES — 14.66%
	ADVANCE RECEIVABLES — 0.54%
[c]	New Residential Advance Receivables Trust, Series 2016-T2 Class AT2, 2.575%, 10/15/2049	$5,000,000	4,967,558
[c]	SPS Servicer Advance Receivables Trust, Series 2016-T1 Class AT1, 2.53%, 11/16/2048	800,000	793,027

			5,760,585

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	AUTO RECEIVABLES — 1.90%
[c]	Avis Budget Rental Car Funding (AESOP) LLC, Series 2015-1A Class A, 2.50%, 7/20/2021	2,900,000	2,887,269
[c]	Drive Auto Receivables Trust, 2.59%, 12/16/2019	1,727,828	1,728,877
[c]	DT Auto Owner Trust, Series 2016-4A Class A, 1.44%, 11/15/2019	940,994	939,589
[c]	Foursight Capital Automobile Receivables Trust, Series 2014-1 Class B, 3.56%, 11/22/2021	5,454,000	5,432,429
[c]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87%, 10/15/2021	3,420,146	3,436,881
[c]	Hertz Vehicle Financing LLC, Series 2015-1A Class A, 2.73%, 3/25/2021	4,000,000	3,975,554
[a,c]	OSCAR US Funding Trust, Series 2016-2A Class A2A, 2.31%, 11/15/2019	1,777,419	1,779,196

			20,179,795

	COMMERCIAL MTG TRUST — 1.15%
[c]	CFCRE Commercial Mortgage Trust, Series 2011-C1 Class C, 6.281%, 4/15/2044	6,200,000	6,411,916
	Citigroup Commercial Mortgage Trust, Series 2004-HYB2 Class B1, 3.331%, 3/25/2034	71,107	58,033
[c]	Credit Suisse Mortgage Trust, Series 2016-BDWN Class E, 12.659%, 2/15/2029	3,000,000	3,014,969
[c]	FREMF Mortgage Trust, Series 2013-KF02 Class B Floating Rate Note, 3.995%, 12/25/2045	598,350	611,124
[c]	FREMF Mortgage Trust, Series 2016-KF24 Class B Floating Rate Note, 5.995%, 10/25/2026	2,089,748	2,151,445

			12,247,487

	OTHER ASSET BACKED — 7.88%
[c]	321 Henderson Receivables, LLC, Series 2006-3A Class A1, 1.194%, 9/15/2041	2,763,323	2,607,915
[c]	Aircraft Certificate Owner Trust, Series 2003-1A Class E, 7.001%, 9/20/2022	1,915,954	2,054,860
[c]	Consumer Loan Underlying Bond Club, Series 2017-NP1 Class A, 2.39%, 4/17/2023	3,400,000	3,399,100
[c]	Diamond Resorts Owner Trust, Series 2014-1 Class A, 2.54%, 5/20/2027	1,050,425	1,050,039
[c]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216%, 1/25/2042	5,808,272	5,789,410
[c,d]	ECAF Ltd., Series 2015-1A Class B1, 5.802%, 6/15/2040	6,638,142	6,642,728
[c]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	3,000,000	3,035,353
[c,d]	Global SC Finance SRL, Series 2014-1A Class A1, 3.19%, 7/17/2029	3,364,583	3,301,351
[c]	JPR Royalty, LLC, 10.50%, 9/1/2020	2,000,000	1,000,000
[c]	Marlette Funding Trust, Series 2017-2A Class A, 2.39%, 7/15/2024	4,000,000	3,999,991
[c]	Motel 6 Trust, Series 2015-MTL6 Class B, 3.298%, 2/5/2030	3,470,000	3,466,327
[a,c]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.982%, 12/1/2037	575,000	535,325
[c]	OnDeck Asset Securitization Trust II, LLC, Series 2016-1A Class A, 4.21%, 5/17/2020	4,470,000	4,448,916
[c]	Oportun Funding LLC, Series 2017-A Class A, 3.23%, 6/8/2023	4,000,000	4,018,696
[c]	Prosper Marketplace Issuance Trust, Series 2017-1A Class A, 2.56%, 6/15/2023	3,000,000	3,006,599
[c]	SBA Tower Trust, 3.598%, 4/15/2043	1,080,000	1,080,346
[c]	SBA Tower Trust, Series 2015-1 Class C, 3.156%, 10/15/2045	3,750,000	3,823,275
[c]	SBA Tower Trust, Series 2016-1 Class C, 2.877%, 7/15/2021	2,275,000	2,270,336
[a,c]	Scala Funding Co., Series 2016-1 Class B, 5.21%, 2/15/2021	4,000,000	4,040,000
[c]	Sierra Receivables Funding Co., LLC, Series 2015-2A Class A, 2.43%, 6/20/2032	4,241,153	4,240,018

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
[c]	SoFi Consumer Loan Program Trust, Series 2017-3 Class A, 2.77%, 5/25/2026	1,358,258	1,363,825
[c]	SolarCity LMC, LLC, Series 2013-1 Class A, 4.80%, 11/20/2038	2,803,053	2,783,841
[c]	SolarCity LMC, LLC, Series 2014-1 Class A, 4.59%, 4/20/2044	2,967,855	2,949,678
[c]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472%, 5/20/2046	3,081,917	3,057,620
[c]	Textainer Marine Containers Ltd., Series 2017-1A Class A, 3.72%, 5/20/2042	4,567,153	4,609,235
[c]	VB-S1 Issuer LLC, Series 16-1A Class C, 3.065%, 6/15/2046	3,100,000	3,102,901
[c]	Westgate Resorts, Series 2016-1A Class A, 3.50%, 12/20/2028	2,094,590	2,083,504

			83,761,189

	RESIDENTIAL MTG TRUST — 1.51%
	Bear Stearns ARM Mortgage, Series 2003-6 Class 2B-1, 3.014%, 8/25/2033	124,280	93,184
[c]	Citigroup Mortgage Loan Trust, Inc., Series 2014-A Class A, 4.00%, 1/25/2035	2,274,134	2,350,642
	Countrywide, Series 2005-11 Class AF3, 4.674%, 2/25/2036	168,719	169,333
[c]	CS First Boston Mortgage Securities Co., Series 2005-CF1 Class M1, 1.916%, 3/25/2045	634,130	625,695
	Merrill Lynch Mortgage Investors Trust, Series 2004-A4 Class M1, 3.09%, 8/25/2034	236,293	214,160
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 1.536%, 11/25/2035	357,699	358,642
[c]	New Residential Mortgage Loan Trust, Series 2017-3A Class A1, 4.00%, 4/25/2057	4,000,000	4,127,727
[a,c]	New Residential Mortgage Loan Trust, Series 2017-4A Class A1, 4.00%, 5/25/2057	4,000,000	4,177,988
[a,c]	Senior Homeowner Assistance Program, Series 2013-RM1 Class A, 4.00%, 5/26/2053	1,366,369	1,360,904
[a,c]	Sequoia Mortgage Trust, Series 2017-4 Class A4, 3.50%, 7/25/2047	2,000,000	2,055,000
	Structured Asset Securities Corp., Series 2004-20 Class 7A1, 5.25%, 11/25/2034	449,363	464,014

			15,997,289

	STUDENT LOAN — 1.68%
	Access Group, Inc., Series 2005-A Class A3, 1.556%, 7/25/2034	3,497,868	3,282,211
[c]	Earnest Student Loan Program, LLC, Series 2016-C Class A2, 2.68%, 7/25/2035	2,847,875	2,766,375
[c]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 2.774%, 12/26/2040	3,746,368	3,753,923
	SLM Student Loan Trust, Series 2008-2 Class A3 Floating Rate Note, 1.906%, 4/25/2023	1,351,971	1,345,120
	SLM Student Loan Trust, Series 2012-1 Class A3 Floating Rate Note, 2.166%, 9/25/2028	3,450,206	3,471,127
[c]	Social Professional Loan Program, LLC, Series 2014-A Class A2, 3.02%, 10/25/2027	1,592,586	1,609,758
[c]	Social Professional Loan Program, LLC, Series 2014-B Class A1 Floating Rate Note, 2.241%, 8/25/2032	1,562,032	1,585,602

			17,814,116

	TOTAL ASSET BACKED SECURITIES (Cost $156,769,793)		155,760,461

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	CORPORATE BONDS — 61.06%
	AUTOMOBILES & COMPONENTS — 0.20%
	Auto Components — 0.20%
[c,d]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	2,000,000	2,075,000

			2,075,000

	BANKS — 1.55%
	Banks — 1.55%
	Bank of America Corp., 4.20%, 8/26/2024	3,200,000	3,321,933
[d]	Barclays plc, 4.836%, 5/9/2028	4,000,000	4,089,160
[d]	Barclays plc Floating Rate Note, 2.78%, 1/10/2023	4,000,000	4,080,140
[d]	Royal Bank of Scotland Group plc, 6.125%, 12/15/2022	2,000,000	2,189,672
[c,d]	Sberbank of Russia, 5.50%, 2/26/2024	2,750,000	2,796,475

			16,477,380

	CAPITAL GOODS — 2.88%
	Aerospace & Defense — 0.28%
[c]	CBC Ammo, LLC, 7.25%, 11/15/2021	2,970,000	2,992,275
	Construction & Engineering — 0.61%
[c]	Zachry Holdings, Inc., 7.50%, 2/1/2020	6,310,000	6,499,300
	Electrical Equipment — 0.37%
[c,d]	Sensata Technologies UK Finance Co., 6.25%, 2/15/2026	3,550,000	3,869,500
	Machinery — 0.51%
[c,d]	Automation Tooling Systems, 6.50%, 6/15/2023	3,125,000	3,257,813
	Mueller Industries, Inc., 6.00%, 3/1/2027	2,132,000	2,185,300
	Trading Companies & Distributors — 1.11%
[c]	International Lease Finance Corp., 7.125%, 9/1/2018	8,000,000	8,466,776
[c]	Wajax Corp. (CAD), 6.125%, 10/23/2020	4,210,000	3,294,500

			30,565,464

	COMMERCIAL & PROFESSIONAL SERVICES — 3.26%
	Commercial Services & Supplies — 1.42%
[c]	ACCO Brands Corp., 5.25%, 12/15/2024	2,000,000	2,077,500
	Pitney Bowes, Inc., 3.875%, 5/15/2022	4,000,000	3,998,980
	RR Donnelley & Sons Co., 7.875%, 3/15/2021	4,000,000	4,330,000
	RR Donnelley & Sons Co., 8.875%, 4/15/2021	4,300,000	4,665,500
	Professional Services — 1.84%
	Dun & Bradstreet, Inc., 4.25%, 6/15/2020	4,185,000	4,312,329
[c]	Nielsen Finance, LLC, 5.00%, 4/15/2022	7,420,000	7,698,250
[c]	ServiceMaster Co., LLC, 5.125%, 11/15/2024	3,330,000	3,446,550
	Verisk Analytics, Inc., 4.00%, 6/15/2025	3,920,000	4,050,489

			34,579,598

	CONSUMER DURABLES & APPAREL — 1.39%
	Leisure Products — 0.83%
	Mattel, Inc., 1.70%, 3/15/2018	6,235,000	6,229,289
	Vista Outdoor, Inc., 5.875%, 10/1/2023	2,530,000	2,599,575

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Textiles, Apparel & Luxury Goods — 0.56%
[c]	Hanesbrands, Inc., 4.625%, 5/15/2024	3,980,000	4,039,700
	Under Armour, Inc., 3.25%, 6/15/2026	2,000,000	1,874,006

			14,742,570

	CONSUMER SERVICES — 1.28%
	Diversified Consumer Services — 0.93%
[c]	Laureate Education, Inc., 8.25%, 5/1/2025	5,000,000	5,362,500
[c]	Nord Anglia Education Finance, LLC (CHF), 5.75%, 7/15/2022	3,985,000	4,478,294
	Hotels, Restaurants & Leisure — 0.35%
[c]	Aramark International Finance (EUR), 3.125%, 4/1/2025	500,000	593,929
[c]	Aramark Services, Inc., 5.00%, 4/1/2025	3,000,000	3,168,750

			13,603,473

	DIVERSIFIED FINANCIALS — 7.65%
	Capital Markets — 2.90%
	Ares Capital Corp., 4.875%, 11/30/2018	7,000,000	7,244,825
[c]	Ares Finance Co., LLC, 4.00%, 10/8/2024	4,025,000	3,864,535
[c,d]	BTG Investments LP, 4.50%, 4/17/2018	4,750,000	4,465,570
[d]	Credit Suisse Group Funding (Guernsey) Ltd., 3.80%, 9/15/2022	2,450,000	2,545,504
	FS Investment Corp., 4.00%, 7/15/2019	6,286,000	6,349,482
	Goldman Sachs Group, Inc. Floating Rate Note, 2.352%, 11/15/2021	5,895,000	5,949,676
[c]	MSCI, Inc., 4.75%, 8/1/2026	400,000	411,120
	Consumer Finance — 1.13%
	Ally Financial, Inc., 4.75%, 9/10/2018	4,000,000	4,110,000
[c]	FirstCash, Inc., 5.375%, 6/1/2024	7,500,000	7,828,125
	Diversified Financial Services — 3.15%
[c]	Athene Global Funding, 2.875%, 10/23/2018	4,725,000	4,749,277
[c,d]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	4,000,000	4,100,000
[c]	Citicorp, 8.04%, 12/15/2019	186,087	210,739
[d]	Credit Suisse Group Ltd., 3.80%, 6/9/2023	400,000	412,382
	General Electric Capital Corp. (SEK), 2.625%, 1/16/2018	24,000,000	2,888,649
[c,d]	Genpact Luxembourg S.a.r.l., 3.70%, 4/1/2022	3,000,000	3,037,731
	Morgan Stanley, 2.556%, 4/21/2021	6,660,000	6,834,545
[c]	MSCI, Inc., 5.25%, 11/15/2024	1,625,000	1,722,500
[c]	MSCI, Inc., 5.75%, 8/15/2025	2,640,000	2,859,437
	S&P Global, Inc., 4.00%, 6/15/2025	1,590,000	1,664,783
	S&P Global, Inc., 3.30%, 8/14/2020	1,975,000	2,024,774
[c]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	3,115,000	2,959,250
	Insurance — 0.19%
[c,e]	AIG Global Funding, 1.773%, 7/2/2020	2,000,000	2,002,360
	Mortgage Real Estate Investment Trusts — 0.28%
[f]	Healthcare Trust of America, Inc., 2.95%, 7/1/2022	3,000,000	3,000,891

			81,236,155

	ENERGY — 7.10%
	Energy Equipment & Services — 1.10%
	Compressco Partners, L.P., 7.25%, 8/15/2022	4,800,000	4,416,000
[c]	Enviva Partners, LP, 8.50%, 11/1/2021	1,900,000	2,028,250

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Oceaneering International, Inc., 4.65%, 11/15/2024	4,075,000	4,018,765
[c,d,g]	Schahin II Finance Co. (SPV) Ltd., 5.875%, 9/25/2023	10,684,600	1,228,729
	Oil, Gas & Consumable Fuels — 6.00%
[c]	Citgo Holding, Inc., 10.75%, 2/15/2020	980,000	1,064,525
[c]	Citgo Petroleum Corp., 6.25%, 8/15/2022	450,000	456,750
[c]	Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., 4.15%, 8/15/2026	4,500,000	4,465,201
	Energy Transfer Partners LP, 4.187%, 11/1/2066	1,200,000	1,038,000
	Enterprise Products Operating LP, 7.034%, 1/15/2068	1,400,000	1,433,600
[c]	Florida Gas Transmission Co., LLC, 3.875%, 7/15/2022	4,765,000	4,956,782
[c]	Florida Gas Transmission Co., LLC, 4.35%, 7/15/2025	2,224,000	2,345,059
	Global Partners LP/GLP Finance Corp., 6.25%, 7/15/2022	4,975,000	4,999,875
	Gulf South Pipeline Co., LP, 4.00%, 6/15/2022	4,860,000	5,004,391
[c]	Gulfstream Natural Gas System, LLC, 4.60%, 9/15/2025	5,515,000	5,919,078
	HollyFrontier Corp., 5.875%, 4/1/2026	3,500,000	3,708,946
[a,c,g]	Linc Energy, 9.625%, 10/31/2017	1,100,236	45,660
	NGL Energy Partners LP, 6.875%, 10/15/2021	3,000,000	2,977,500
[c]	Northwest Pipeline, LLC, 4.00%, 4/1/2027	2,000,000	2,005,812
[c,d,g]	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/2023	2,497,238	836,575
	Plains All American Pipeline LP, 8.75%, 5/1/2019	1,000,000	1,111,728
[c,d]	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/2019	448,740	435,278
[b,g]	RAAM Global Energy Co., 12.50%, 10/1/2015	2,000,000	25,000
[c]	Rockies Express Pipeline, LLC, 6.85%, 7/15/2018	2,000,000	2,082,500
	Summit Midstream Holdings, LLC, 5.50%, 8/15/2022	7,010,000	7,001,237
	Tennessee Gas Pipeline Co., L.L.C., 7.00%, 3/15/2027	2,251,000	2,679,683
	Tesoro Logistics LP, 6.125%, 10/15/2021	3,375,000	3,510,000
[c]	Texas Gas Transmission, LLC, 4.50%, 2/1/2021	940,000	980,073
	Transcontinental Gas Pipe Line Co., LLC, 7.85%, 2/1/2026	3,600,000	4,631,591

			75,406,588

	FOOD & STAPLES RETAILING — 0.89%
	Food & Staples Retailing — 0.89%
[c]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	3,935,000	3,875,975
	Whole Foods Market, Inc., 5.20%, 12/3/2025	4,830,000	5,582,021

			9,457,996

	FOOD, BEVERAGE & TOBACCO — 1.88%
	Beverages — 0.55%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	2,000,000	597,664
[c,d]	Central America Bottling Corp., 5.75%, 1/31/2027	5,000,000	5,282,000
	Food Products — 0.94%
	B&G Foods, Inc., 5.25%, 4/1/2025	1,000,000	1,020,000
[c,d]	Barry Callebaut Services NV, 5.50%, 6/15/2023	4,000,000	4,327,600
[c,d]	BRF S.A., 4.75%, 5/22/2024	4,650,000	4,576,530
	Tobacco — 0.39%
[c]	Vector Group Ltd., 6.125%, 2/1/2025	4,000,000	4,155,000

			19,958,794

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	HEALTH CARE EQUIPMENT & SERVICES — 2.01%
	Health Care Providers & Services — 2.01%
[c]	Covenant Surgical Partners, Inc., 8.75%, 8/1/2019	4,625,000	4,532,500
	DaVita Healthcare Partners, Inc., 5.00%, 5/1/2025	3,450,000	3,458,625
	HCA, Inc., 4.75%, 5/1/2023	1,735,000	1,834,763
	HCA, Inc., 4.50%, 2/15/2027	1,475,000	1,517,406
	HCA, Inc., 5.25%, 4/15/2025	1,520,000	1,634,000
	LifePoint Health, Inc., 5.375%, 5/1/2024	3,000,000	3,105,000
	WellCare Health Plans, Inc., 5.25%, 4/1/2025	5,000,000	5,237,500

			21,319,794

	HOUSEHOLD & PERSONAL PRODUCTS — 0.88%
	Household Products — 0.88%
	Edgewell Personal Care, 4.70%, 5/24/2022	5,990,000	6,394,325
[c]	Energizer Holdings, Inc., 5.50%, 6/15/2025	2,850,000	2,981,812

			9,376,137

	INSURANCE — 3.16%
	Insurance — 3.16%
	CNA Financial Corp., 4.50%, 3/1/2026	990,000	1,062,102
[c,d]	DaVinciRe Holdings Ltd., 4.75%, 5/1/2025	4,790,000	4,783,212
[d]	Enstar Group Ltd., 4.50%, 3/10/2022	2,000,000	2,063,402
[c]	Forethought Financial Group, Inc., 8.625%, 4/15/2021	1,160,000	1,319,805
[c]	Jackson National Life Global Co., 2.023%, 6/27/2022	4,000,000	4,025,024
	Kemper Corp., 4.35%, 2/15/2025	4,290,000	4,332,720
[c,d]	Lancashire Holdings Ltd., 5.70%, 10/1/2022	4,900,000	5,220,970
	Mercury General Corp., 4.40%, 3/15/2027	4,000,000	4,053,948
[c]	Metropolitan Life Global Funding I, 1.642%, 6/12/2020	2,000,000	2,000,822
[c]	National Life Insurance of Vermont, 10.50%, 9/15/2039	1,000,000	1,685,558
	Reinsurance Group of America, Inc., 3.95%, 9/15/2026	990,000	1,006,211
[c]	Sammons Financial Group, 4.45%, 5/12/2027	2,000,000	2,035,906

			33,589,680

	MATERIALS — 4.61%
	Chemicals — 2.57%
	CF Industries Holdings, Inc., 6.875%, 5/1/2018	2,975,000	3,090,282
[c]	Chevron Phillips Chemical Co., LLC, Floating Rate Note, 1.92%, 5/1/2020	4,000,000	4,036,656
[c,d]	Consolidated Energy Finance S.A., 6.75%, 10/15/2019	3,194,000	3,257,880
[c,d]	Consolidated Energy Finance S.A., 6.875%, 6/15/2025	2,000,000	2,060,000
[c,d]	Kissner Group Holdings, 8.375%, 12/1/2022	4,170,000	4,326,375
[c,d]	NOVA Chemicals Corp., 4.875%, 6/1/2024	3,500,000	3,486,875
[c,d]	NOVA Chemicals Corp., 5.25%, 6/1/2027	2,000,000	1,990,000
[c,d]	Office Cherifien des Phosphates, 5.625%, 4/25/2024	4,710,000	5,094,430
	Construction Materials — 0.09%
[c,d]	Cimpor Financial Operations B.V., 5.75%, 7/17/2024	1,125,000	952,931
	Containers & Packaging — 0.31%
	Graphic Packaging International, Inc., 4.125%, 8/15/2024	3,225,000	3,289,500
	Metals & Mining — 0.96%
[c]	International Wire Group, Inc., 10.75%, 8/1/2021	3,200,000	2,926,400

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
[c,d]	Newcrest Finance Property Ltd., 4.20%, 10/1/2022	7,000,000	7,233,842
	Paper & Forest Products — 0.68%
[c]	Neenah Paper, Inc., 5.25%, 5/15/2021	7,075,000	7,181,125

			48,926,296

	MEDIA — 2.43%
	Media — 2.43%
[c]	Cable One, Inc., 5.75%, 6/15/2022	7,031,000	7,391,339
[c]	CSC Holdings, LLC, 5.50%, 4/15/2027	1,825,000	1,929,937
[c]	DHX Media Ltd. (CAD), 5.875%, 12/2/2021	1,340,000	1,095,312
[c,d]	SFR Group SA, 6.00%, 5/15/2022	3,475,000	3,635,719
[c,d]	SFR Group SA, 7.375%, 5/1/2026	2,365,000	2,566,025
[c,e]	Sirius XM Radio, Inc., 3.875%, 8/1/2022	3,000,000	3,023,460
	The Washington Post Co., 7.25%, 2/1/2019	2,100,000	2,244,375
[c,d]	Virgin Media, Inc., 5.50%, 8/15/2026	3,790,000	3,970,025

			25,856,192

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.00%
	Pharmaceuticals — 0.00%
[a,b,g]	Atlas U.S. Royalty, LLC Participation Rights, 0%, 3/15/2027	5,450,000	0

			0

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.38%
	Pharmaceuticals — 0.38%
[d]	Actavis Funding SCS, 2.35%, 3/12/2018	4,000,000	4,016,700

			4,016,700

	REAL ESTATE — 1.60%
	Equity Real Estate Investment Trusts — 1.41%
	EPR Properties, 5.25%, 7/15/2023	5,000,000	5,344,800
	Hospitality Properties Trust, 4.95%, 2/15/2027	2,850,000	2,976,081
	Retail Opportunity Investments Corp., 5.00%, 12/15/2023	1,500,000	1,556,144
	Select Income REIT, 2.85%, 2/1/2018	5,100,000	5,121,190
	Real Estate Management & Development — 0.19%
[c,d]	Avison Young (Canada), Inc., 9.50%, 12/15/2021	2,000,000	1,995,000

			16,993,215

	RETAILING — 1.20%
	Distributors — 0.58%
	LKQ Corp., Inc., 4.75%, 5/15/2023	6,045,000	6,165,900
	Internet & Direct Marketing Retail — 0.46%
	QVC, Inc., 4.45%, 2/15/2025	5,000,000	4,933,555
	Multiline Retail — 0.16%
[c,d]	Grupo Famsa S.A.B. de C.V., 7.25%, 6/1/2020	2,000,000	1,685,000

			12,784,455

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.53%
	Semiconductors & Semiconductor Equipment — 0.53%
[c]	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.375%, 1/15/2020	1,000,000	1,001,453
[c]	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 1/15/2022	1,000,000	1,008,938
[c]	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	1,000,000	1,022,998
[c,d]	Sensata Technologies B.V., 5.00%, 10/1/2025	2,530,000	2,645,874

			5,679,263

	SOFTWARE & SERVICES — 2.30%
	Information Technology Services — 1.25%
[c,f]	Alliance Data Systems Corp., 5.375%, 8/1/2022	4,190,000	4,231,900
	Neustar, Inc., 4.50%, 1/15/2023	8,770,000	9,011,175
	Internet Software & Services — 0.14%
[c]	Verisign, Inc., 4.75%, 7/15/2027	1,500,000	1,516,875
	Software — 0.91%
	Autodesk, Inc., 3.125%, 6/15/2020	2,350,000	2,396,224
	Autodesk, Inc., 4.375%, 6/15/2025	1,600,000	1,687,890
[c]	J2 Cloud LLC/Global, Inc., 6.00%, 7/15/2025	2,000,000	2,060,000
[c,d]	Open Text Corp., 5.875%, 6/1/2026	3,320,000	3,571,058

			24,475,122

	TECHNOLOGY HARDWARE & EQUIPMENT — 3.05%
	Communications Equipment — 0.33%
[d]	LM Ericsson, 4.125%, 5/15/2022	3,490,000	3,555,682
	Computers & Peripherals — 0.10%
	Lexmark International, Inc., 6.375%, 3/15/2020	1,038,000	1,081,128
	Electronic Equipment, Instruments & Components — 2.04%
	Anixter, Inc., 5.125%, 10/1/2021	6,395,000	6,810,675
[c]	Harland Clarke Holdings, 8.375%, 8/15/2022	1,500,000	1,597,500
	Ingram Micro, Inc., 5.45%, 12/15/2024	1,951,000	2,004,748
	Tech Data Corp., 4.95%, 2/15/2027	4,000,000	4,240,312
	Trimble Navigation, Ltd., 4.75%, 12/1/2024	6,525,000	6,967,480
	Technology, Hardware, Storage & Peripherals — 0.58%
	CDW LLC/CDW Finance Corp., 5.00%, 9/1/2025	2,000,000	2,075,000
[c]	Western Digital Corp., 7.375%, 4/1/2023	3,725,000	4,092,843

			32,425,368

	TELECOMMUNICATION SERVICES — 4.59%
	Diversified Telecommunication Services — 1.82%
	AT&T, Inc., 3.00%, 6/30/2022	2,395,000	2,396,238
	Qwest Corp., 6.75%, 12/1/2021	3,700,000	4,087,627
[c]	Unison Ground Lease Funding, 5.78%, 3/15/2043	1,920,000	1,817,246
	Verizon Communications, Inc. Floating Rate Note, 2.25%, 3/16/2022	2,500,000	2,529,353
[c,d]	Videotron Ltd., Co., 5.375%, 6/15/2024	8,050,000	8,502,812
	Wireless Telecommunication Services — 2.77%
	America Movil SAB de CV (MXN), 6.45%, 12/5/2022	120,000,000	6,244,331
[c,d]	Digicel Ltd., 6.00%, 4/15/2021	5,750,000	5,512,812
[c,d]	Millicom International Cellular S.A., 6.00%, 3/15/2025	3,000,000	3,148,260
[c,d]	MTN (Mauritius) Investments Ltd., 5.373%, 2/13/2022	3,450,000	3,551,144

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
[c,d]	MTN International (Mauritius) Ltd., 4.755%, 11/11/2024	4,125,000	3,975,263
[c]	WCP Issuer, LLC, 7.143%, 8/15/2043	6,000,000	6,622,140
[c]	WCP Issuer, LLC, 6.657%, 8/15/2043	386,000	421,554

			48,808,780

	TRANSPORTATION — 2.95%
	Airlines — 2.75%
[c]	American Airlines Group, Inc., 5.60%, 1/15/2022	11,293,608	11,787,703
	American Airlines Group, Inc., 4.95%, 7/15/2024	2,283,530	2,431,959
	American Airlines Group, Inc., 4.00%, 8/15/2030	2,000,000	2,070,000
	Continental Airlines, 9.798%, 10/1/2022	4,047,160	4,441,758
[c,d]	Guanay Finance Ltd., 6.00%, 12/15/2020	4,352,345	4,458,977
	US Airways, 7.076%, 9/20/2022	958,003	1,022,669
	US Airways, 6.25%, 10/22/2024	1,225,292	1,363,137
	US Airways, 5.90%, 4/1/2026	1,501,119	1,681,253
	Marine — 0.12%
[c,d]	Stena International SA, 5.75%, 3/1/2024	1,400,000	1,228,500
	Transportation Infrastructure — 0.08%
[c,d]	Mexico City Airport Trust, 4.25%, 10/31/2026	842,000	863,277

			31,349,233

	UTILITIES — 3.29%
	Electric Utilities — 2.54%
[c]	Duquesne Light Holdings, Inc., 6.40%, 9/15/2020	2,000,000	2,228,800
	Great Plains Energy, Inc., 2.50%, 3/9/2020	4,500,000	4,541,994
[c]	Jersey Central Power & Light Co., 4.30%, 1/15/2026	3,965,000	4,154,864
	Puget Energy, Inc., 6.50%, 12/15/2020	2,000,000	2,235,666
	Puget Energy, Inc., 5.625%, 7/15/2022	2,500,000	2,792,925
	Southern Power Co., 1.85%, 12/1/2017	7,000,000	7,006,146
[c,d]	State Grid Overseas Investment (2014) Ltd., 2.75%, 5/7/2019	4,000,000	4,036,804
	Independent Power & Renewable Electricity Producers — 0.54%
	Ipalco Enterprises, Inc., 5.00%, 5/1/2018	2,500,000	2,540,625
[c]	Midland Cogeneration Venture, 6.00%, 3/15/2025	1,496,788	1,556,793
[c]	Pattern Energy Group, Inc., 5.875%, 2/1/2024	1,500,000	1,578,750
	Multi-Utilities — 0.21%
	CMS Energy Corp., 8.75%, 6/15/2019	2,000,000	2,246,536

			34,919,903

	TOTAL CORPORATE BONDS (Cost $642,087,780)		648,623,156

	CONVERTIBLE BONDS — 2.75%
	DIVERSIFIED FINANCIALS — 0.77%
	Consumer Finance — 0.77%
[c]	EZCORP, Inc., 2.875%, 7/1/2024	1,000,000	1,007,500
	EZCORP, Inc., 2.125%, 6/15/2019	7,404,000	7,172,625

			8,180,125

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 0.25%
	Tobacco — 0.25%
	Vector Group Ltd., 1.75%, 4/15/2020	2,260,000	2,604,650

			2,604,650

	MEDIA — 0.77%
	Media — 0.77%
	Comcast Holdings Corp., 2.00%, 10/15/2029	15,500,000	8,215,000

			8,215,000

	REAL ESTATE — 0.85%
	Equity Real Estate Investment Trusts — 0.85%
[c]	IAS Operating Partnership LP, 5.00%, 3/15/2018	5,040,000	5,090,400
	VEREIT, Inc., 3.00%, 8/1/2018	3,890,000	3,907,019

			8,997,419

	SOFTWARE & SERVICES — 0.11%
	Internet Software & Services — 0.11%
[c]	Zillow, Inc., 2.00%, 12/1/2021	1,000,000	1,165,625

			1,165,625

	TOTAL CONVERTIBLE BONDS (Cost $27,489,855)		29,162,819

	MUNICIPAL BONDS — 0.97%
	California Health Facilities Financing Authority (Developmental Disabilities), 7.875%, 2/1/2026	1,940,000	2,174,953
	City of Chicago GO, 7.045%, 1/1/2029	5,000,000	5,200,350
	Oklahoma Development Finance Authority, 8.00%, 5/1/2020	590,000	595,286
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	1,000,000	1,134,970
	Town of Oyster Bay GO, 3.25%, 2/1/2018	1,220,000	1,220,098

	TOTAL MUNICIPAL BONDS (Cost $9,717,892)		10,325,657

	OTHER GOVERNMENT — 0.68%
	Mexican Bonos de Desarrollo (MXN), 4.75%, 6/14/2018	77,700,000	4,195,704
[c,d]	Seven and Seven Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of Korea), 2.43%, 9/11/2019	3,000,000	2,982,195

	TOTAL OTHER GOVERNMENT (Cost $8,308,155)		7,177,899

	MORTGAGE BACKED — 0.28%
	Federal Home Loan Mtg Corp., CMO Series KIR1 Class X, 1.231%, 3/25/2026	37,529,790	2,772,330

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Federal National Mtg Assoc., CMO Series 1994-37 Class L, 6.50%, 3/25/2024	2,206	2,381
[a]	Reilly FHA 1997-A Mtg, 6.896%, 7/1/2020	228,325	228,325

	TOTAL MORTGAGE BACKED (Cost $2,922,842)		3,003,036

	LOAN PARTICIPATIONS — 4.11%
	COMMERCIAL & PROFESSIONAL SERVICES — 0.23%
	Professional Services — 0.23%
	RGIS Services, LLC, 8.80%, 3/24/2023	2,493,750	2,481,281

			2,481,281

	DIVERSIFIED FINANCIALS — 0.42%
	Diversified Financial Services — 0.42%
[d]	Stena International S.A., 4.30%, 3/3/2021	5,195,475	4,455,120

			4,455,120

	ENERGY — 0.31%
	Oil, Gas & Consumable Fuels — 0.31%
	Citgo Holding, Inc., 9.80%, 5/12/2018	3,228,749	3,274,145
[a]	Malamute Energy, Inc., 0.44%, 11/22/2022	14,424	14,424

			3,288,569

	FOOD, BEVERAGE & TOBACCO — 0.28%
	Tobacco — 0.28%
	North Atlantic Holding Co., Inc., 7.27%, 5/9/2022	3,000,000	2,977,500

			2,977,500

	HEALTH CARE EQUIPMENT & SERVICES — 0.35%
	Health Care Providers & Services — 0.35%
	Prospect Medical Holdings, Inc., 7.25%, 06/30/2022	3,663,000	3,690,473

			3,690,473

	HOUSEHOLD & PERSONAL PRODUCTS — 0.24%
	Household Products — 0.24%
	Energizer Holdings, Inc., 3.06%, 6/30/2022	2,493,655	2,506,123

			2,506,123

	INDUSTRIALS — 0.50%
	Construction & Engineering — 0.50%
	ABG Intermediate Holdings (2), LLC, 9.80%, 5/27/2022	5,308,684	5,348,499

			5,348,499

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	MEDIA — 0.53%
	Media — 0.53%
	New Media Holdings II, LLC, 7.48%, 6/4/2020	5,664,603	5,625,687

			5,625,687

	REAL ESTATE — 0.03%
	Real Estate Management & Development — 0.03%
	DTZ U.S. Borrower, LLC, 9.42%, 11/4/2022	318,298	317,238

			317,238

	RETAILING — 0.27%
	Specialty Retail — 0.27%
	Redbox Automated Retail, LLC, 8.79%, 9/27/2021	2,826,250	2,832,129

			2,832,129

	SOFTWARE & SERVICES — 0.26%
	Information Technology Services — 0.26%
	CCC Information Services, Inc., 7.98%, 4/27/2025	1,000,000	1,023,750
	Neustar, Inc., 3.25%, 8/28/2019	1,000,000	1,006,560
	Neustar, Inc., 4.23%, 1/22/2019	756,600	752,817

			2,783,127

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.32%
	Technology, Hardware, Storage & Peripherals — 0.32%
	Harland Clarke Holdings Corp., 7.30%, 12/31/2021	3,347,290	3,359,842

			3,359,842

	TELECOMMUNICATION SERVICES — 0.28%
	Diversified Telecommunication Services — 0.28%
	Cyxtera Technologies, Inc., 8.42%, 5/1/2025	3,000,000	3,016,890

			3,016,890

	TRANSPORTATION — 0.09%
	Airlines — 0.05%
[a,c,d]	OS Two, LLC, 10.00%, 12/15/2020	703,306	508,490
	Road & Rail — 0.04%
	Avolon Holdings Ltd., 3.96%, 3/20/2022	500,000	502,925

			1,011,415

	TOTAL LOAN PARTICIPATIONS (Cost $43,867,492)		43,693,893

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	SHORT TERM INVESTMENTS — 13.22%
[h]	Thornburg Capital Management Fund	14,048,201	140,482,007

	TOTAL SHORT TERM INVESTMENTS (Cost $140,482,007)		140,482,007

	TOTAL INVESTMENTS — 99.69% (Cost $1,052,870,455)		$1,059,029,328

	OTHER ASSETS LESS LIABILITIES — 0.31%		3,269,261

	NET ASSETS — 100.00%		$1,062,298,589

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2017
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	Buy	7,332,400	09/06/2017	5,660,022	$76,699	$—
Canadian Dollar	Sell	12,854,000	09/06/2017	9,922,252	—	(307,601)
Euro	Sell	475,000	09/25/2017	544,858	—	(27,205)
Swiss Franc	Sell	3,974,100	09/21/2017	4,165,025	—	(24,043)

Total					$76,699	$(358,849)

Net unrealized appreciation (depreciation)						$(282,150)

Footnote Legend

a	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

b	Non-income producing.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2017, the aggregate value of these securities in the Fund’s portfolio was $513,447,192, representing 48.33% of the Fund’s net assets.

d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

e	When-issued security.

f	Segregated as collateral for a when-issued security.

g	Bond in default.

h	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal June 30, 2017	Market Value June 30, 2017	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	11,484,943	26,535,624	23,972,366	14,048,201	$140,482,007	$658,879	$—

Total non-controlled affiliated issuers - 13.22% of net assets					$140,482,007	$658,879	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ARM	Adjustable Rate Mortgage

BRL	Denominated in Brazilian Real

CAD	Denominated in Canadian Dollars

CHL	Denominated in Chilean Peso

CMO	Collateralized Mortgage Obligation

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

EUR	Denominated in Euros

FCB	Farm Credit Bank

FHA	Insured by Federal Housing Administration

GO	General Obligation

Mtg	Mortgage

MTN	Medium-Term Note

MXN	Denominated in Mexican Pesos

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

SBA	Small Business Administration

SEK	Denominated in Swedish Kronor

SPV	Special Purpose Vehicle

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (“the Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*
Common Stock(a)	$4,025,146	$-	$4,016,253	$8,893
Preferred Stock(a)	16,775,254	687,538	13,587,569	2,500,147
Asset Backed Securities	155,760,461	-	141,812,048	13,948,413
Corporate Bonds	648,623,156	-	648,577,496	45,660
Convertible Bonds	29,162,819	-	29,162,819	-
Municipal Bonds	10,325,657	-	10,325,657	-
Other Government	7,177,899	-	7,177,899	-
Mortgage Backed	3,003,036	-	2,774,711	228,325
Loan Participations	43,693,893	-	43,170,979	522,914
Short Term Investments	140,482,007	140,482,007	-	-

Total Investments in Securities	$1,059,029,328	$141,169,545	$900,605,431	$17,254,352

Other Financial Instruments**
Forward Currency Contracts	$76,699	$-	$76,699	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(358,849)	$-	$(358,849)	$-
*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At June 30, 2017, industry classifications for Common Stock and Preferred Stock in Levels 2 and 3 consist of $6,525,293 in Energy, $10,821,563 in Miscellaneous and $2,766,006 in Telecommunication Services.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, unadjusted broker quotes were applied to $228,325 portfolio securities characterized as Level 3 investments at June 30, 2017. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at June 30, 2017.

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

	Fair Value at June 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$8,893	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	$10.50 (N/A)
Preferred Stock	2,500,147	Cost basis	Cost basis	$9.77 (N/A)
Asset-Backed Securities	6,232,988	Cost basis	Cost basis	$102.75 - $104.45 (3.84%)
	7,715,425	Discounted cash flows	Third party vendor projection of discounted cash flows	4.00% - 5.30% (4.10%)
Corporate Bonds	45,660	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	$0.001 - $4.15 (9.63%)
Loan Participations	508,490	Discounted cash flows	Third party vendor projection of discounted cash flows	22.50% - 27.50% (12.00%)
	14,424	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	$100.00 (N/A)

Total	$17,026,027

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended June 30, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period. A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2017 is as follows:

	Preferred Stock	Asset Backed Securities	Common Stock	Corporate Bonds	Mortgage Backed	Loan Participations	Total(b)
Beginning Balance 9/30/2016	$–	$10,975,294	$–	$1,785,601	$331,595	$6,692,250	$19,784,740
Accrued Discounts (Premiums)	–	5,855	–	–	(892)	1,669	6,632
Net Realized Gain (Loss)	–	25,512	–	–	(1,690)	(134,865)	(111,043)
Gross Purchases	2,500,147	10,232,988	8,893	–	–	14,425	12,756,453
Gross Sales	–	(5,196,996)	–	(223,765)	(103,270)	(6,367,437)	(11,891,468)
Net Change in Unrealized Appreciation (Depreciation)	–	5,655	–	4,624	2,582	316,872	329,733
Transfers into Level 3(a)	–	–	–	264,800	–	–	264,800
Transfers out of Level 3(a)	–	(2,099,895)	–	(1,785,600)	–	–	(3,885,495)

Ending Balance 6/30/2017	$2,500,147	$13,948,413	$8,893	$45,660	$228,325	$522,914	$17,254,352

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2017. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 investments represent 1.62% of total net assets at the period ended June 30, 2017. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,052,870,455

Gross unrealized appreciation on a tax basis	$30,872,255
Gross unrealized depreciation on a tax basis	(24,713,382)

Net unrealized appreciation (depreciation) on investments (tax basis)	$6,158,873

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2017, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2017 (Unaudited)

contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2017 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended June 30, 2017 was $14,748,284. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

As of the period ended June 30, 2017, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2017 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2017 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $282,150. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

19

SCHEDULE OF INVESTMENTS

Thornburg Value Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 90.56%
	BANKS — 8.06%
	Banks — 8.06%
	Citigroup, Inc.	459,400	$30,724,672
	Citizens Financial Group, Inc.	225,620	8,050,122
	JPMorgan Chase & Co.	419,409	38,333,982

			77,108,776

	CAPITAL GOODS — 3.71%
	Industrial Conglomerates — 2.89%
	General Electric Co.	1,024,900	27,682,549
	Machinery — 0.82%
	Allison Transmission Holdings, Inc.	207,603	7,787,188

			35,469,737

	COMMERCIAL & PROFESSIONAL SERVICES — 0.11%
	Commercial Services & Supplies — 0.11%
	Covanta Holding Corp.	79,256	1,046,179

			1,046,179

	CONSUMER DURABLES & APPAREL — 4.89%
	Household Durables — 2.10%
[a]	TRI Pointe Homes, Inc.	1,525,186	20,117,204
	Leisure Products — 2.79%
	Acushnet Holdings Corp.	911,800	18,090,112
	Callaway Golf Co.	669,908	8,561,424

			46,768,740

	CONSUMER SERVICES — 4.78%
	Diversified Consumer Services — 2.16%
[a]	Grand Canyon Education, Inc.	263,369	20,650,763
	Hotels, Restaurants & Leisure — 2.62%
	Aramark Holdings Corp.	610,976	25,037,797

			45,688,560

	DIVERSIFIED FINANCIALS — 6.12%
	Capital Markets — 3.81%
	Apollo Global Management, LLC	599,319	15,851,988
	Oaktree Capital Group, LLC	441,634	20,580,144
	Mortgage Real Estate Investment Trusts — 2.31%
	PennyMac Mortgage Investment Trust	1,207,530	22,085,724

			58,517,856

	ENERGY — 4.27%
	Oil, Gas & Consumable Fuels — 4.27%
	Devon Energy Corp.	368,013	11,765,375
	Enterprise Products Partners L.P.	1,072,386	29,040,213

			40,805,588

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD & STAPLES RETAILING — 3.94%
	Food & Staples Retailing — 3.94%
	Wal-Mart Stores, Inc.	497,651	37,662,228

			37,662,228

	FOOD, BEVERAGE & TOBACCO — 3.86%
	Food Products — 3.86%
	Mondelez International, Inc.	231,738	10,008,764
[a]	Nomad Foods Ltd.	1,326,082	18,711,017
	The Kraft Heinz Co.	95,800	8,204,312

			36,924,093

	HEALTH CARE EQUIPMENT & SERVICES — 3.39%
	Health Care Equipment & Supplies — 3.39%
	Medtronic plc	365,335	32,423,481

			32,423,481

	INSURANCE — 2.48%
	Insurance — 2.48%
	Assured Guaranty Ltd.	568,300	23,720,842

			23,720,842

	MATERIALS — 3.88%
	Chemicals — 3.03%
	International Flavors & Fragrances, Inc.	214,596	28,970,460
	Metals & Mining — 0.85%
	Warrior Met Coal, Inc.	474,300	8,124,759

			37,095,219

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 13.17%
	Biotechnology — 5.65%
[a]	Alkermes plc	243,900	14,138,883
	Gilead Sciences, Inc.	564,466	39,952,904
	Life Sciences Tools & Services — 4.25%
	Thermo Fisher Scientific, Inc.	232,786	40,614,173
	Pharmaceuticals — 3.27%
[a]	Akorn, Inc.	530,900	17,806,386
	Phibro Animal Health Corp.	364,904	13,519,693

			126,032,039

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	REAL ESTATE — 0.58%
	Real Estate Management & Development — 0.58%
[a]	CBRE Group, Inc.	153,398	5,583,687

			5,583,687

	RETAILING — 3.95%
	Internet & Direct Marketing Retail — 1.57%
	Expedia, Inc.	100,894	15,028,161
	Specialty Retail — 2.38%
[a]	AutoZone, Inc.	17,646	10,066,337
	Office Depot, Inc.	1,084,757	6,118,029
	Staples, Inc.	655,979	6,605,709

			37,818,236

	SOFTWARE & SERVICES — 9.76%
	Information Technology Services — 1.07%
	Cognizant Tech Solutions Corp.	153,844	10,215,242
	Internet Software & Services — 6.81%
[a]	Alphabet, Inc. Class C	33,858	30,767,780
[a]	Facebook, Inc.	227,751	34,385,846
	Software — 1.88%
	Activision Blizzard, Inc.	312,235	17,975,369

			93,344,237

	TECHNOLOGY HARDWARE & EQUIPMENT — 8.35%
	Communications Equipment — 3.27%
[a]	ARRIS International plc	352,600	9,879,852
	Nokia Oyj	1,819,095	11,125,970
[a]	Palo Alto Networks, Inc.	76,474	10,232,986
	Technology, Hardware, Storage & Peripherals — 5.08%
	Apple, Inc.	166,700	24,008,134
	HP, Inc.	867,177	15,158,254
[a]	Pure Storage, Inc.	737,400	9,446,094

			79,851,290

	TELECOMMUNICATION SERVICES — 2.01%
	Wireless Telecommunication Services — 2.01%
	China Mobile Ltd.	1,812,672	19,235,458

			19,235,458

	TRANSPORTATION — 1.75%
	Air Freight & Logistics — 1.75%
	United Parcel Service, Inc.	151,101	16,710,260

			16,710,260

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	UTILITIES — 1.50%
	Electric Utilities — 1.50%
	Fortis, Inc.	408,853	14,371,183

			14,371,183

	TOTAL COMMON STOCK (Cost $653,654,136)		866,177,689

	SHORT TERM INVESTMENTS — 9.53%
[b]	Thornburg Capital Management Fund	9,119,184	91,191,845

	TOTAL SHORT TERM INVESTMENTS (Cost $91,191,845)		91,191,845

	TOTAL INVESTMENTS — 100.09% (Cost $744,845,981)		$957,369,534

	LIABILITIES NET OF OTHER ASSETS — (0.09)%		(835,045)

	NET ASSETS — 100.00%		$956,534,489

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2017
Contract Description	Buy/ Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Sell	9,084,100	08/28/2017	10,404,178	$—	(182,749)

Total					$—	(182,749)

Net unrealized appreciation (depreciation)					$—	(182,749)

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal June 30, 2017	Market Value June 30, 2017	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	7,337,220	20,640,805	18,858,841	9,119,184	$91,191,845	$454,178	$—

Total non-controlled affiliated issuers - 9.53% of net assets					$91,191,845	$454,178	$—

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Value Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2017 (Unaudited)

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (“the Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2017 (Unaudited)

on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$866,177,689	$866,177,689	$-	$-
Short Term Investments	91,191,845	91,191,845	-	-

Total Investments in Securities	$957,369,534	$957,369,534	$-	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(182,749)	$-	$(182,749)	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2017 (Unaudited)

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$744,845,981

Gross unrealized appreciation on a tax basis	$231,584,924
Gross unrealized depreciation on a tax basis	(19,061,371)

Net unrealized appreciation (depreciation) on investments (tax basis)	$212,523,553

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2017, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2017 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended June 30, 2017 was $11,465,605. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

As of the period ended June 30, 2017, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2017 (Unaudited)

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2017 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2017 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $182,749. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

8

SCHEDULE OF INVESTMENTS

Thornburg International Value Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 94.39%
	AUTOMOBILES & COMPONENTS — 0.50%
	Automobiles — 0.50%
	Daimler AG	410,548	$29,714,653

			29,714,653

	BANKS — 9.28%
	Banks — 9.28%
[a]	Commerzbank AG	14,235,033	169,576,553
	Mitsubishi UFJ Financial Group, Inc.	13,625,705	91,439,716
[a]	UniCredit S.p.A.	15,435,552	288,245,767

			549,262,036

	CAPITAL GOODS — 8.41%
	Building Products — 2.50%
	Daikin Industries, Ltd.	1,448,078	147,672,413
	Construction & Engineering — 4.63%
	Ferrovial SA	6,902,866	153,227,602
	Vinci S.A.	1,414,001	120,689,007
	Machinery — 1.28%
	Komatsu Ltd.	2,988,140	75,835,924

			497,424,946

	COMMERCIAL & PROFESSIONAL SERVICES — 1.03%
	Professional Services — 1.03%
	Nielsen Holdings plc	1,575,394	60,904,732

			60,904,732

	CONSUMER DURABLES & APPAREL — 1.15%
	Textiles, Apparel & Luxury Goods — 1.15%
	Nike, Inc.	1,152,655	68,006,645

			68,006,645

	CONSUMER SERVICES — 1.68%
	Diversified Consumer Services — 0.45%
	TAL Education Group ADR	215,695	26,381,655
	Hotels, Restaurants & Leisure — 1.23%
[a]	Yum China Holdings, Inc.	1,844,348	72,722,642

			99,104,297

	DIVERSIFIED FINANCIALS — 6.14%
	Capital Markets — 6.14%
	Credit Suisse Group AG	8,101,407	117,098,239
	Deutsche Bank AG	6,813,853	120,822,379
	UBS Group AG	7,413,960	125,563,365

			363,483,983

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	ENERGY — 7.43%
	Energy Equipment & Services — 2.54%
	Halliburton Co.	3,516,468	150,188,348
	Oil, Gas & Consumable Fuels — 4.89%
	China Petroleum & Chemical Corp.	225,404,576	175,821,026
[a]	Reliance Industries Ltd.	5,304,258	113,491,221

			439,500,595

	FOOD, BEVERAGE & TOBACCO — 2.12%
	Food Products — 2.12%
	BRF SA	5,012,314	59,308,373
	Danone SA	883,638	66,418,535

			125,726,908

	HEALTH CARE EQUIPMENT & SERVICES — 4.00%
	Health Care Equipment & Supplies — 1.67%
[a]	ConvaTec Ltd.	23,717,108	98,601,962
	Health Care Providers & Services — 2.33%
	Fresenius SE & Co. KGaA	1,608,474	137,894,080

			236,496,042

	HOUSEHOLD & PERSONAL PRODUCTS — 2.42%
	Household Products — 2.42%
	Reckitt Benckiser plc	1,410,241	142,974,013

			142,974,013

	INSURANCE — 2.94%
	Insurance — 2.94%
[a]	ING Life Insurance Korea Ltd.	2,142,816	63,676,741
	NN Group NV	3,105,471	110,379,922

			174,056,663

	MATERIALS — 8.12%
	Chemicals — 3.21%
	Shin-Etsu Chemical Co., Ltd.	2,095,767	189,778,946
	Construction Materials — 4.91%
	Anhui Conch Cement Co., Ltd.	38,597,560	129,408,148
	LafargeHolcim Ltd.	2,815,915	161,219,870

			480,406,964

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.74%
	Biotechnology — 3.03%
[a]	Alkermes plc	774,789	44,914,518

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	Shire plc	2,432,307	134,258,035
	Pharmaceuticals — 4.71%
	Dong-E-E-Jiao Co., Ltd.	7,574,059	80,315,525
	Teva Pharmaceutical Industries Ltd. ADR	3,572,146	118,666,690
[a]	Yunnan Baiyao Group Co., Ltd.	5,783,138	80,057,158

			458,211,926

	RETAILING — 3.01%
	Internet & Direct Marketing Retail — 3.01%
[a]	Ctrip.com International, Ltd. ADR	3,304,781	177,995,505

			177,995,505

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.29%
	Semiconductors & Semiconductor Equipment — 2.29%
	Infineon Technologies AG	6,403,881	135,202,812

			135,202,812

	SOFTWARE & SERVICES — 8.70%
	Information Technology Services — 0.86%
	Wirecard AG	795,941	50,654,146
	Internet Software & Services — 4.67%
[a]	Alibaba Group Holding Ltd. ADR	1,088,187	153,325,548
[a]	Yandex NV	4,699,131	123,305,198
	Software — 3.17%
[a]	PTC, Inc.	1,760,806	97,055,627
	SAP SE	868,172	90,680,206

			515,020,725

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.84%
	Electronic Equipment, Instruments & Components — 2.84%
	OMRON Corporation	3,878,888	168,122,507

			168,122,507

	TELECOMMUNICATION SERVICES — 3.66%
	Diversified Telecommunication Services — 3.66%
[a]	China Unicom (Hong Kong) Ltd.	69,580,780	103,380,367
	Deutsche Telekom AG	6,318,012	113,437,332

			216,817,699

	TRANSPORTATION — 2.95%
	Road & Rail — 2.95%
	Canadian Pacific Railway Ltd.	1,084,042	174,324,794

			174,324,794

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	UTILITIES — 7.98%
	Electric Utilities — 6.23%
	Electricite de France SA	16,671,216	180,546,987
	Iberdrola S.A.	15,067,418	119,311,705
	Korea Electric Power Corp.	1,934,117	68,969,955
	Multi-Utilities — 1.75%
	Veolia Environnement SA	4,894,284	103,415,089

			472,243,736

	TOTAL COMMON STOCK (Cost $4,811,660,592)		5,585,002,181

	SHORT TERM INVESTMENTS — 6.03%
[b]	Thornburg Capital Management Fund	35,687,550	356,875,504

	TOTAL SHORT TERM INVESTMENTS (Cost $356,875,504)		356,875,504

	TOTAL INVESTMENTS — 100.42% (Cost $5,168,536,095)		$5,941,877,685

	LIABILITIES NET OF OTHER ASSETS — (0.42)%		(24,768,714)

	NET ASSETS — 100.00%		$5,917,108,971

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2017
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Buy	440,540,000	07/31/2017	503,832,397	$18,460,844	$—
Euro	Sell	440,540,000	07/31/2017	503,832,397	—	(20,903,638)
Japanese Yen	Sell	21,018,892,700	09/19/2017	187,489,041	4,929,988	—

Total					$23,390,832	$(20,903,638)

Net unrealized appreciation (depreciation)					$2,487,194	$—

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal June 30, 2017	Market Value June 30, 2017	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	60,637,324	233,502,493	258,452,267	35,687,550	$356,875,504	$1,630,290	$—

Total non-controlled affiliated issuers - 6.03% of net assets					$356,875,504	$1,630,290	$—

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2017 (Unaudited)

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR         American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg International Value Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (“the Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2017 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2017 (Unaudited)

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$5,585,002,181	$5,585,002,181	$-	$-
Short Term Investments	356,875,504	356,875,504	-	-

Total Investments in Securities	$5,941,877,685	$5,941,877,685	$-	$-
Other Financial Instruments**
Forward Currency Contracts	$23,390,832	$-	$23,390,832	$-
Spot Currency	$32,675	$32,675	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(20,903,638)	$-	$(20,903,638)	$-
Spot Currency	$(49,904)	$(49,904)	$-	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$5,168,536,095

Gross unrealized appreciation on a tax basis	$811,588,435
Gross unrealized depreciation on a tax basis	(38,246,845)

Net unrealized appreciation (depreciation) on investments (tax basis)	$773,341,590

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2017, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2017 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the

Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2017 (Unaudited)

The quarterly average value of open sell currency contracts for the period ended June 30, 2017 was $927,846,211. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

As of the period ended June 30, 2017, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2017 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2017 is $2,487,194, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

8

SCHEDULE OF INVESTMENTS

Thornburg Core Growth Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 91.86%
	BANKS — 2.22%
	Banks — 2.22%
[a]	SVB Financial Group	80,071	$14,075,681

			14,075,681

	CAPITAL GOODS — 4.37%
	Electrical Equipment — 2.36%
	Acuity Brands, Inc.	73,766	14,995,152
	Industrial Conglomerates — 2.01%
	General Electric Co.	473,300	12,783,833

			27,778,985

	COMMERCIAL & PROFESSIONAL SERVICES — 2.30%
	Professional Services — 2.30%
	Nielsen Holdings plc	377,700	14,601,882

			14,601,882

	CONSUMER DURABLES & APPAREL — 2.71%
	Household Durables — 2.71%
	Newell Brands, Inc.	321,500	17,238,830

			17,238,830

	CONSUMER SERVICES — 4.45%
	Hotels, Restaurants & Leisure — 4.45%
[a]	Chipotle Mexican Grill, Inc.	22,521	9,370,988
	Las Vegas Sands Corp.	296,200	18,924,218

			28,295,206

	DIVERSIFIED FINANCIALS — 2.67%
	Capital Markets — 2.67%
	Affiliated Managers Group, Inc.	102,453	16,992,855

			16,992,855

	ENERGY — 1.48%
	Oil, Gas & Consumable Fuels — 1.48%
[a]	Concho Resources, Inc.	77,309	9,395,363

			9,395,363

	FOOD & STAPLES RETAILING — 4.74%
	Food & Staples Retailing — 4.74%
[a]	Sprouts Farmers Market, Inc.	589,816	13,371,129
	Wal-Mart Stores, Inc.	220,917	16,718,998

			30,090,127

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 2.21%
	Beverages — 2.21%
[a]	Monster Beverage Corp.	282,313	14,025,310

			14,025,310

	HEALTH CARE EQUIPMENT & SERVICES — 7.51%
	Health Care Equipment & Supplies — 5.78%
[a]	DexCom, Inc.	182,734	13,366,992
[a]	Inogen, Inc.	52,994	5,056,687
[a]	Nevro Corp.	245,883	18,301,072
	Health Care Providers & Services — 1.73%
[a]	DaVita, Inc.	169,800	10,996,248

			47,720,999

	MATERIALS — 3.39%
	Chemicals — 3.39%
	CF Industries Holdings, Inc.	404,001	11,295,868
	Monsanto Co.	86,300	10,214,468

			21,510,336

	MEDIA — 1.82%
	Media — 1.82%
	Comcast Corp.	297,118	11,563,833

			11,563,833

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.43%
	Biotechnology — 3.43%
[a]	Alexion Pharmaceuticals, Inc.	99,946	12,160,430
	Gilead Sciences, Inc.	136,300	9,647,314

			21,807,744

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.73%
	Biotechnology — 1.73%
[a]	Alkermes plc	189,692	10,996,445

			10,996,445

	RETAILING — 12.24%
	Internet & Direct Marketing Retail — 7.51%
[a]	Amazon.com, Inc.	14,976	14,496,768
	Expedia, Inc.	90,328	13,454,356
[a]	Netflix, Inc.	43,274	6,465,568
[a]	priceline.com, Inc.	7,102	13,284,433

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Multiline Retail — 2.78%
	Dollar General Corp.	133,220	9,603,830
[a]	Dollar Tree, Inc.	115,300	8,061,776
	Specialty Retail — 1.95%
	The TJX Companies, Inc.	172,100	12,420,457

			77,787,188

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.04%
	Semiconductors & Semiconductor Equipment — 2.04%
[a]	Cavium, Inc.	208,418	12,949,010

			12,949,010

	SOFTWARE & SERVICES — 28.22%
	Information Technology Services — 10.47%
[a]	FleetCor Technologies, Inc.	159,137	22,949,147
[a]	PayPal Holdings, Inc.	361,232	19,387,321
	Visa, Inc.	257,729	24,169,826
	Internet Software & Services — 9.08%
[a]	Alphabet, Inc. Class C	20,392	18,530,822
[a]	Criteo SA ADR	184,505	9,049,970
[a]	Facebook, Inc.	114,662	17,311,669
[a]	Zillow Group, Inc. Class C	261,854	12,833,465
	Software — 8.67%
[a]	Globant S.A.	245,106	10,647,404
[a]	Proofpoint, Inc.	137,412	11,931,484
[a]	ServiceNow, Inc.	117,565	12,461,890
[a]	Splunk, Inc.	140,874	8,014,322
[a]	Workday, Inc.	123,867	12,015,099

			179,302,419

	TECHNOLOGY HARDWARE & EQUIPMENT — 4.33%
	Communications Equipment — 1.77%
[a]	Palo Alto Networks, Inc.	84,202	11,267,069
	Technology, Hardware, Storage & Peripherals — 2.56%
	Apple, Inc.	112,983	16,271,812

			27,538,881

	TOTAL COMMON STOCK (Cost $431,689,350)		583,671,094

	SHORT TERM INVESTMENTS — 9.69%
[b]	Thornburg Capital Management Fund	6,157,216	61,572,161

	TOTAL SHORT TERM INVESTMENTS (Cost $61,572,161)		61,572,161

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2017 (Unaudited)

	Shares/ Principal Amount	Value

TOTAL INVESTMENTS — 101.55% (Cost $493,261,511)		$645,243,255

LIABILITIES NET OF OTHER ASSETS — (1.55)%		(9,846,594)

NET ASSETS — 100.00%		$635,396,661

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal June 30, 2017	Market Value June 30, 2017	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	4,908,697	25,199,386	23,950,867	6,157,216	$61,572,161	$285,255	$—

Total non-controlled affiliated issuers - 9.69% of net assets					$61,572,161	$285,255	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR         American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Core Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (“the Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2017 (Unaudited)

Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2017 (Unaudited)

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3
Assets
Investments in Securities*
Common Stock	$583,671,094	$583,671,094	$-	$-
Short Term Investments	61,572,161	61,572,161	-	-

Total Investments in Securities	$645,243,255	$645,243,255	$-	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P) Global Ratings.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$493,261,511

Gross unrealized appreciation on a tax basis	$158,956,713
Gross unrealized depreciation on a tax basis	(6,974,969)

Net unrealized appreciation (depreciation) on investments (tax basis)	$151,981,744

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2017 (Unaudited)

instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. Additionally, the Fund’s risk of loss may exceed the amounts recognized on the Statement of Assets and Liabilities.

During the period ended June 30, 2017, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

7

SCHEDULE OF INVESTMENTS

Thornburg International Growth Fund	June 30, 2017 (Unaudited)

	Shares/ Principal Amount	Value

COMMON STOCK — 95.83%
BANKS — 2.20%
Banks — 1.19%
ING Groep N.V.	880,530	$15,186,025
Thrifts & Mortgage Finance — 1.01%
Housing Development Finance Corp. Ltd.	516,469	12,879,465

		28,065,490

COMMERCIAL & PROFESSIONAL SERVICES — 5.69%
Commercial Services & Supplies — 2.13%
Edenred	1,038,773	27,086,293
Professional Services — 3.56%
Bureau Veritas SA	718,847	15,907,473
Nielsen Holdings plc	763,800	29,528,508

		72,522,274

CONSUMER SERVICES — 13.71%
Hotels, Restaurants & Leisure — 13.71%
Alsea S.A.B. de C.V.	3,832,177	14,527,379
Domino’s Pizza Enterprises Ltd.	437,249	17,502,502
Domino’s Pizza Group plc	8,488,756	32,494,105
Evolution Gaming Group AB	196,407	10,267,148
Galaxy Entertainment Group Ltd.	5,684,834	34,513,334
Merlin Entertainments plc	3,064,462	19,178,232
Paddy Power Betfair plc	141,094	15,032,209

Sands China Ltd.	6,804,200	31,156,159

		174,671,068

DIVERSIFIED FINANCIALS — 2.54%
Capital Markets — 2.54%
Hargreaves Lansdown plc	674,929	11,445,375
Japan Exchange Group, Inc.	1,160,213	20,991,629

		32,437,004

ENERGY — 1.99%
Oil, Gas & Consumable Fuels — 1.99%
Royal Dutch Shell plc	957,900	25,420,604

		25,420,604

FOOD & STAPLES RETAILING — 0.73%
Food & Staples Retailing — 0.73%
PriceSmart, Inc.	105,586	9,249,334

		9,249,334

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 6.63%
	Beverages — 2.59%
	Fomento Economico Mexicano SAB de CV ADR	335,933	33,035,651
	Food Products — 1.96%
	Danone SA	332,239	24,972,701
	Tobacco — 2.08%
	ITC Ltd.	5,291,152	26,440,412

			84,448,764

	HEALTH CARE EQUIPMENT & SERVICES — 7.26%
	Health Care Equipment & Supplies — 4.67%
	Coloplast A/S	175,368	14,653,619
[a]	ConvaTec Ltd.	5,748,906	23,900,613
	Essilor International SA	164,500	20,930,235
	Health Care Providers & Services — 2.59%
	Fresenius Medical Care AG & Co.	343,373	33,010,073

			92,494,540

	HOUSEHOLD & PERSONAL PRODUCTS — 1.90%
	Personal Products — 1.90%
	KOSE Corp.	221,700	24,185,455

			24,185,455

	INSURANCE — 1.85%
	Insurance — 1.85%
	St. James’s Place plc	1,531,364	23,575,280

			23,575,280

	MATERIALS — 1.24%
	Chemicals — 1.24%
	Novozymes AS	359,746	15,742,876

			15,742,876

	MEDIA — 1.06%
	Media — 1.06%
	REA Group Ltd.	265,376	13,543,473

			13,543,473

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.67%
	Biotechnology — 3.50%
[a]	Alkermes plc	383,644	22,239,843
	Grifols S.A.	803,110	22,367,673
	Pharmaceuticals — 4.17%
	Bayer AG	308,600	39,899,308
[a]	Yunnan Baiyao Group Co., Ltd.	958,969	13,275,203

			97,782,027

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	REAL ESTATE — 0.85%
	Real Estate Management & Development — 0.85%
	Foxtons Group plc	8,788,639	10,845,805

			10,845,805

	RETAILING — 9.20%
	Internet & Direct Marketing Retail — 7.46%
[a]	Boozt AB	1,146,852	11,298,766
[a]	Ctrip.com International, Ltd. ADR	345,331	18,599,528
[a]	priceline.com, Inc.	8,364	15,645,029
[a]	YOOX S.p.A	940,699	26,022,429
[a]	Zalando SE	512,724	23,430,158
	Multiline Retail — 1.74%
	B&M European Value Retail S.A.	5,036,820	22,219,413

			117,215,323

	SOFTWARE & SERVICES — 29.37%
	Information Technology Services — 14.66%
	Cielo S.A.	3,515,306	26,102,970
	MasterCard, Inc.	282,534	34,313,754
[a]	Paysafe Group plc	8,462,222	56,320,468
	Wirecard AG	500,252	31,836,327
	Worldpay Group plc	9,328,068	38,246,119
	Internet Software & Services — 14.71%
[a]	Alibaba Group Holding Ltd. ADR	153,514	21,630,123
	Auto Trader Group plc	4,045,064	20,020,270
[a]	Baidu, Inc. ADR	119,590	21,389,867
	carsales.com Ltd.	2,572,600	22,778,498
[a]	Criteo SA ADR	390,957	19,176,441
[a]	Just Eat plc	3,079,360	26,270,159
[a]	NetEnt AB	1,619,085	14,154,286
	Tencent Holdings Ltd.	548,000	19,596,872
[a]	Yandex NV	858,051	22,515,258

			374,351,412

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.94%
	Electronic Equipment, Instruments & Components — 1.94%
	Ingenico S.A.	272,268	24,719,069

			24,719,069

	TOTAL COMMON STOCK (Cost $991,861,301)		1,221,269,798

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	SHORT TERM INVESTMENTS — 4.53%
[b]	Thornburg Capital Management Fund	5,777,511	57,775,111

	TOTAL SHORT TERM INVESTMENTS (Cost $57,775,111)		57,775,111

	TOTAL INVESTMENTS — 100.36% (Cost $1,049,636,412)		$1,279,044,909

	LIABILITIES NET OF OTHER ASSETS — (0.36)%		(4,642,525)

	NET ASSETS — 100.00%		$1,274,402,384

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2017
Contract Description	Buy/Sell	Contract Party*	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Buy	BBH	233,719,900	07/25/2017	267,216,439	$12,129,398	$—
Euro	Sell	BBH	233,719,900	07/25/2017	267,216,439	—	(15,924,308)
Japanese Yen	Sell	SSB	4,377,183,000	08/30/2017	39,008,151	469,320	—

Total						$12,598,718	$(15,924,308)

Net unrealized appreciation (depreciation)							$(3,325,590)

* Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal June 30, 2017	Market Value June 30, 2017	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	14,196,332	47,336,348	55,755,169	5,777,511	$57,775,111	$324,475	$—

Total non-controlled affiliated issuers - 4.53% of net assets					$57,775,111	$324,475	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg International Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2017 (Unaudited)

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (“the Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2017 (Unaudited)

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$1,221,269,798	$1,221,269,798	$-	$-
Short Term Investments	57,775,111	57,775,111	-	-

Total Investments in Securities	$1,279,044,909	$1,279,044,909	$-	$-

Other Financial Instruments**
Forward Currency Contracts	$12,598,718	$-	$12,598,718	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(15,924,308)	$-	$(15,924,308)	$-
Spot Currency	$(133)	$(133)	$-	$-

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2017 (Unaudited)

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,049,636,412

Gross unrealized appreciation on a tax basis	$251,132,423
Gross unrealized depreciation on a tax basis	(21,723,926)

Net unrealized appreciation (depreciation) on investments (tax basis)	$229,408,497

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2017, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2017 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended June 30, 2017 was $122,152,439. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

As of the period ended June 30, 2017, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts in the foregoing table which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. Outstanding forward currency contracts which were entered into with Brown Brothers Harriman & Co. (“BBH”) were entered into pursuant to a written agreement with BBH. In the event of a default or termination under the ISDA Master Agreement with SSB or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB and the agreement with BBH does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2017 (Unaudited)

outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2017 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2017 is $469,320 attributable to the Fund’s contracts with SSB, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $3,794,910 attributable to the Fund’s contracts with BBH. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

8

SCHEDULE OF INVESTMENTS

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 89.74%
	AUTOMOBILES & COMPONENTS — 0.45%
	Automobiles — 0.45%
	Daimler AG	979,200	$70,872,561

			70,872,561

	BANKS — 9.25%
	Banks — 9.25%
[a]	Bank of China Ltd.	173,000,000	84,866,378
	BNP Paribas SA	3,850,000	277,292,237
	DBS Group Holdings Ltd.	15,521,200	233,818,550
	ING Groep N.V.	17,617,500	303,839,507
	Intesa Sanpaolo S.p.A.	15,649,100	49,617,153
	JPMorgan Chase & Co.	5,315,245	485,813,393
	Liechtensteinische Landesbank AG	733,989	37,506,999

			1,472,754,217

	CAPITAL GOODS — 3.20%
	Aerospace & Defense — 0.70%
	BAE Systems plc	13,559,800	111,882,161
	Construction & Engineering — 1.45%
	Bouygues SA	72,400	3,052,975
	Ferrovial SA	3,178,900	70,564,201
	Vinci S.A.	1,837,795	156,861,030
	Industrial Conglomerates — 1.05%
	Hopewell Holdings Ltd.	30,726,340	117,081,584
	NWS Holdings Ltd.	25,000,000	49,183,793

			508,625,744

	COMMERCIAL & PROFESSIONAL SERVICES — 0.34%
	Professional Services — 0.34%
	Wolters Kluwer N.V.	1,270,374	53,779,730

			53,779,730

	CONSUMER SERVICES — 1.56%
	Hotels, Restaurants & Leisure — 1.56%
	Las Vegas Sands Corp.	3,885,000	248,212,650

			248,212,650

	DIVERSIFIED FINANCIALS — 12.01%
	Capital Markets — 8.32%
[b]	Apollo Investment Corp.	24,800,000	158,472,000
	Ares Capital Corp.	15,285,900	250,383,042
	CME Group, Inc.	3,700,000	463,388,000
	GAM Holding AG	681,302	9,129,972
[b]	Solar Capital Ltd.	4,607,900	100,774,773

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	UBS Group AG	20,237,325	342,740,805
	Mortgage Real Estate Investment Trusts — 3.69%
	Chimera Investment Corp.	4,750,000	88,492,500
[b]	Invesco Mortgage Capital, Inc.	3,859,000	64,483,890
[b]	MFA Financial, Inc.	33,720,151	282,912,067
[b]	Two Harbors Investment Corp.	15,285,000	151,474,350

			1,912,251,399

	ENERGY — 9.52%
	Energy Equipment & Services — 0.51%
	Baker Hughes, Inc.	1,475,000	80,402,250
	Oil, Gas & Consumable Fuels — 9.01%
	China Petroleum & Chemical Corp.	150,000,000	117,003,631
	Eni S.p.A.	14,775,400	222,084,451
	Lukoil PJSC ADR	1,726,300	84,226,177
[a,d]	Malamute Energy, Inc.	12,439	130,609
	ONEOK, Inc.	3,489,700	182,022,752
	Royal Dutch Shell plc ADR	7,450,000	396,265,500
	Suncor Energy, Inc.	3,900,000	113,950,494
	The Williams Companies, Inc.	1,430,200	43,306,456
	Total SA	3,193,100	157,860,312
	Valero Energy Corp.	1,750,000	118,055,000

			1,515,307,632

	FOOD & STAPLES RETAILING — 3.53%
	Food & Staples Retailing — 3.53%
	CVS Health Corp.	3,218,400	258,952,464
	Koninklijke Ahold Delhaize N.V.	1,137,047	21,739,867
	Walgreens Boots Alliance, Inc.	3,595,906	281,595,399

			562,287,730

	FOOD, BEVERAGE & TOBACCO — 2.77%
	Food Products — 1.48%
	Nestle SA	2,701,900	235,137,715
	Tobacco — 1.29%
	KT&G Corp.	2,008,000	205,336,713

			440,474,428

	INSURANCE — 4.27%
	Insurance — 4.27%
	Assicurazioni Generali S.p.A.	4,178,500	68,771,327
	AXA S.A.	3,078,400	84,208,045
	Gjensidige Forsikring ASA	1,610,476	27,488,286
	Legal and General Group plc	42,968,500	144,555,807
	NN Group NV	9,973,500	354,495,067

			679,518,532

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	MATERIALS — 1.88%
	Chemicals — 0.94%
	LyondellBasell Industries NV	1,777,000	149,961,030
	Metals & Mining — 0.94%
	Mining and Metallurgical Co. Norilsk Nickel PJSC ADR	6,740,000	93,012,000
	Mining and Metallurgical Co. Norilsk Nickel PJSC ADR	4,119,000	56,553,870

			299,526,900

	MEDIA — 0.74%
	Media — 0.74%
	ProSiebenSat.1 Media SE	404,100	16,910,924
	Vivendi S.A.	4,543,968	101,150,985

			118,061,909

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.07%
	Pharmaceuticals — 6.07%
	Merck & Co., Inc.	4,687,687	300,433,860
	Novartis AG	3,478,400	289,473,689
	Pfizer, Inc.	2,292,200	76,994,998
	Roche Holding AG	1,175,400	299,335,363

			966,237,910

	REAL ESTATE — 2.68%
	Equity Real Estate Investment Trusts — 2.68%
	Crown Castle International Corp.	2,020,000	202,363,600
	Lamar Advertising Co.	1,658,220	121,995,245
[b]	Washington REIT	3,215,600	102,577,640

			426,936,485

	RETAILING — 2.78%
	Multiline Retail — 0.85%
	Target Corp.	2,603,734	136,149,251
	Specialty Retail — 1.93%
	The Home Depot, Inc.	2,000,000	306,800,000

			442,949,251

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.97%
	Semiconductors & Semiconductor Equipment — 3.97%
	Advanced Semiconductor Engineering, Inc.	62,862,954	80,696,856
	Qualcomm, Inc.	3,224,200	178,040,324
	Taiwan Semiconductor Manufacturing Co., Ltd.	54,341,000	372,455,572

			631,192,752

	TELECOMMUNICATION SERVICES — 17.68%
	Diversified Telecommunication Services — 11.56%
	AT&T, Inc.	6,104,800	230,334,104

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	BT Group plc	82,279,884	315,870,034
	CenturyLink, Inc.	6,370,000	152,115,600
	Deutsche Telekom AG	5,217,000	93,669,110
	Jasmine Broadband Internet Infrastructure Fund	183,724,000	60,574,295
	Koninklijke KPN N.V.	67,168,500	214,882,859
	Orange SA	30,211,900	479,295,443
	Singapore Telecommunications Ltd.	29,641,215	83,751,100
	Swisscom AG	34,600	16,695,610
	Telenor ASA	11,600,200	192,439,311
	Wireless Telecommunication Services — 6.12%
	China Mobile Ltd.	63,038,574	668,943,875
	MTN Group Ltd.	10,663,810	93,005,215
	Vodafone Group plc	75,109,324	213,016,360

			2,814,592,916

	TRANSPORTATION — 3.43%
	Transportation Infrastructure — 3.43%
	Atlantia S.p.A.	16,096,202	452,988,454
	China Merchants Holdings International Co. Ltd.	7,464,830	20,699,917
	Sydney Airport	13,247,554	72,190,870

			545,879,241

	UTILITIES — 3.61%
	Electric Utilities — 3.02%
	Electricite de France SA	25,787,083	279,270,579
	Enel S.p.A.	26,639,400	142,820,497
	Terna Rete Elettrica Nazionale S.p.A.	10,874,721	58,699,561
	Multi-Utilities — 0.59%
	National Grid plc	7,510,999	93,111,720

			573,902,357

	TOTAL COMMON STOCK (Cost $12,638,164,430)		14,283,364,344

	PREFERRED STOCK — 0.34%
	BANKS — 0.06%
	Banks — 0.06%
[c]	First Tennessee Bank Pfd, 3.75%	12,000	9,222,750

			9,222,750

	DIVERSIFIED FINANCIALS — 0.02%
	Capital Markets — 0.02%
	Morgan Stanley Pfd, 4.00%	120,000	2,839,200

			2,839,200

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	ENERGY — 0.08%
	Oil, Gas & Consumable Fuels — 0.08%
[a,d]	Crestwood Equity Partners LP	1,387,421	13,549,831

			13,549,831

	MISCELLANEOUS — 0.07%
	U.S. Government Agencies — 0.07%
	Farm Credit Bank of Texas Pfd, 10.00%	9,000	11,067,188

			11,067,188

	TELECOMMUNICATION SERVICES — 0.11%
	Wireless Telecommunication Services — 0.11%
[c]	Centaur Funding Corp. Pfd, 9.08%	15,000	17,432,812

			17,432,812

	TOTAL PREFERRED STOCK (Cost $53,456,081)		54,111,781

	ASSET BACKED SECURITIES — 0.17%
	COMMERCIAL MTG TRUST — 0.02%
	Citigroup Commercial Mortgage Trust, Series 2004-HYB2 Class B1, 3.331%, 3/25/2034	$568,860	464,266
[c]	Credit Suisse Mortgage Trust, Series 2016-BDWN Class E, 12.659%, 2/15/2029	2,000,000	2,009,979

			2,474,245

	OTHER ASSET BACKED — 0.07%
[c]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	7,000,000	7,082,491
[c]	JPR Royalty, LLC, 10.50%, 9/1/2020	5,000,000	2,500,000
[c,d]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.982%, 12/1/2037	2,012,500	1,873,637

			11,456,128

	RESIDENTIAL MTG TRUST — 0.08%
	Bear Stearns ARM Mortgage, Series 2003-6 Class 2B-1, 3.014%, 8/25/2033	124,281	93,184
	FBR Securitization Trust, Series 2005-2 Class M1, 1.936%, 9/25/2035	7,038,049	7,042,515
	Merrill Lynch Mortgage Investors Trust, Series 2004-A4 Class M1, 3.09%, 8/25/2034	4,347,791	3,940,545
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 1.536%, 11/25/2035	1,904,682	1,909,703

			12,985,947

	TOTAL ASSET BACKED SECURITIES (Cost $28,482,093)		26,916,320

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	CORPORATE BONDS — 8.05%
	AUTOMOBILES & COMPONENTS — 0.03%
	Auto Components — 0.03%
[c,e]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	4,300,000	4,461,250

			4,461,250

	BANKS — 0.08%
	Banks — 0.08%
[c,e]	Groupe BPCE, 12.50%, 8/29/2049	10,211,000	12,463,751

			12,463,751

	CAPITAL GOODS — 0.21%
	Aerospace & Defense — 0.06%
[c]	CBC Ammo, LLC, 7.25%, 11/15/2021	9,265,000	9,334,488
	Construction & Engineering — 0.10%
[c]	Zachry Holdings, Inc., 7.50%, 2/1/2020	15,420,000	15,882,600
	Machinery — 0.05%
	Mueller Industries, Inc., 6.00%, 3/1/2027	7,679,000	7,870,975

			33,088,063

	CONSUMER SERVICES — 0.48%
	Diversified Consumer Services — 0.48%
	Laureate Education, Inc., 9.25%, 9/1/2019	43,176,000	48,896,820
[c]	Laureate Education, Inc., 8.25%, 5/1/2025	25,000,000	26,812,500

			75,709,320

	DIVERSIFIED FINANCIALS — 0.42%
	Consumer Finance — 0.05%
[c]	FirstCash, Inc., 5.375%, 6/1/2024	7,500,000	7,828,125
	Diversified Financial Services — 0.37%
	Bank of America Corp. (BRL), 10.75%, 8/20/2018	5,000,000	1,554,831
[c,e]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	30,634,000	31,399,850
	JPMorgan Chase & Co., 7.90%, 12/29/2049	15,000,000	15,592,500
	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018	5,000,000	5,560,595
[c]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	5,385,000	5,115,750

			67,051,651

	ENERGY — 2.38%
	Energy Equipment & Services — 0.06%
[c]	Enviva Partners, LP, 8.50%, 11/1/2021	7,500,000	8,006,250
[c,e,f]	Schahin II Finance Co. (SPV) Ltd., 5.875%, 9/25/2023	11,640,133	1,338,615
	Oil, Gas & Consumable Fuels — 2.32%
[c]	Citgo Petroleum Corp., 6.25%, 8/15/2022	27,000,000	27,405,000
[c]	DCP Midstream, LLC, 9.75%, 3/15/2019	5,000,000	5,587,500
	Enbridge Energy Partners LP, 9.875%, 3/1/2019	9,750,000	10,903,347
	Energy Transfer Partners LP, 4.187%, 11/1/2066	13,820,000	11,954,300

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Enterprise Products Operating LP, 7.034%, 1/15/2068	14,480,000	14,827,520
[c,e]	Gaz Capital SA, 8.146%, 4/11/2018	2,000,000	2,081,072
	HollyFrontier Corp., 5.875%, 4/1/2026	25,000,000	26,492,475
	Kinder Morgan Energy Partners LP, 5.00%, 3/1/2043	10,000,000	9,647,000
	Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019	8,000,000	8,824,784
	Kinder Morgan Energy Partners LP, 5.80%, 3/15/2035	10,000,000	10,818,860
	Kinder Morgan, Inc., 5.55%, 6/1/2045	5,000,000	5,298,625
	Kinder Morgan, Inc., 5.30%, 12/1/2034	23,630,000	24,330,582
[c,f]	Linc Energy, 9.625%, 10/31/2017	16,148,704	670,171
	NuStar Logistics LP, 8.15%, 4/15/2018	18,000,000	18,810,000
[c,e,f]	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/2023	19,146,870	6,414,202
	ONEOK Partners LP, 8.625%, 3/1/2019	8,000,000	8,800,264
[c,e]	Petro Co., Trinidad Tobago Ltd., 9.75%, 8/14/2019	4,000,000	4,138,000
[a,f]	RAAM Global Energy Co., 12.50%, 10/1/2015	15,000,000	187,500
	Summit Midstream Holdings, LLC, 5.50%, 8/15/2022	8,172,000	8,161,785
	Teppco Partners LP, 3.979%, 6/1/2067	7,000,000	6,737,500
	The Williams Companies, Inc., 5.75%, 6/24/2044	14,198,000	14,659,435
	The Williams Companies, Inc., 3.70%, 1/15/2023	29,129,000	28,692,065
	The Williams Companies, Inc., 4.55%, 6/24/2024	69,318,000	71,224,245
	Transcontinental Gas Pipe Line Co., LLC, 7.85%, 2/1/2026	32,700,000	42,070,283

			378,081,380

	FOOD & STAPLES RETAILING — 0.05%
	Food & Staples Retailing — 0.05%
[c]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	7,860,000	7,742,100

			7,742,100

	FOOD, BEVERAGE & TOBACCO — 0.18%
	Beverages — 0.04%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	21,669,000	6,475,387
	Food Products — 0.04%
[c,e]	BRF S.A., 4.75%, 5/22/2024	6,000,000	5,905,200
	Tobacco — 0.10%
[c]	Vector Group Ltd., 6.125%, 2/1/2025	16,000,000	16,620,000

			29,000,587

	HOUSEHOLD & PERSONAL PRODUCTS — 0.05%
	Household Products — 0.05%
[c]	Energizer Holdings, Inc., 5.50%, 6/15/2025	7,500,000	7,846,875

			7,846,875

	INSURANCE — 0.76%
	Insurance — 0.76%
[c,e]	Dai Ichi Mutual Life Insurance Co., Ltd., 7.25%, 12/29/2049	9,000,000	10,296,000
	Hartford Financial Services Group, 8.125%, 6/15/2068	9,650,000	10,183,259
	MetLife, Inc., 6.817%, 8/15/2018	4,000,000	4,223,392
[c]	MetLife, Inc., 9.25%, 4/8/2038	12,000,000	17,880,000
[c]	National Life Insurance of Vermont, 10.50%, 9/15/2039	2,000,000	3,371,116

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
[c,e]	QBE Insurance Group Ltd., 7.50%, 11/24/2043	40,000,000	46,400,000
[c,e]	Sirius International Group, 7.506%, 5/29/2049	28,590,000	28,697,212

			121,050,979

	MATERIALS — 0.46%
	Chemicals — 0.21%
[c,e]	Consolidated Energy Finance S.A., 6.75%, 10/15/2019	4,330,000	4,416,600
[c,e]	Consolidated Energy Finance S.A., 6.875%, 6/15/2025	13,000,000	13,390,000
[c,e]	Kissner Group Holdings, 8.375%, 12/1/2022	14,520,000	15,064,500
	Construction Materials — 0.16%
[c,e]	Cimpor Financial Operations B.V., 5.75%, 7/17/2024	15,855,000	13,429,978
	CRH America, Inc., 8.125%, 7/15/2018	12,000,000	12,746,508
	Metals & Mining — 0.09%
[c]	International Wire Group, Inc., 10.75%, 8/1/2021	15,780,000	14,430,810

			73,478,396

	MEDIA — 0.29%
	Media — 0.29%
[c]	EMI Music Publishing Ltd., 7.625%, 6/15/2024	5,000,000	5,562,500
[c,e]	SFR Group SA, 7.375%, 5/1/2026	23,480,000	25,475,800
	Time Warner Cable, Inc., 8.75%, 2/14/2019	14,000,000	15,398,712

			46,437,012

	REAL ESTATE — 0.13%
	Real Estate Management & Development — 0.13%
[c,e]	Avison Young (Canada), Inc., 9.50%, 12/15/2021	21,000,000	20,947,500

			20,947,500

	SOFTWARE & SERVICES — 0.18%
	Information Technology Services — 0.13%
[c]	Alliance Data Systems Corp., 5.375%, 8/1/2022	10,000,000	10,100,000
	Neustar, Inc., 4.50%, 1/15/2023	11,185,000	11,492,588
	Internet Software & Services — 0.05%
[c,d]	Yahoo!, Inc., 6.65%, 8/10/2026	6,598,082	7,469,029

			29,061,617

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.04%
	Electronic Equipment, Instruments & Components — 0.04%
[c]	Harland Clarke Holdings, 8.375%, 8/15/2022	6,500,000	6,922,500

			6,922,500

	TELECOMMUNICATION SERVICES — 1.61%
	Diversified Telecommunication Services — 1.05%
[e]	Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	26,150,000	38,782,516
	Qwest Corp., 6.75%, 12/1/2021	9,000,000	9,942,876
[e]	Telefonica Emisiones SAU, 6.221%, 7/3/2017	2,770,000	2,770,000

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
[e]	Telefonica Emisiones SAU, 7.045%, 6/20/2036	85,390,000	112,173,598
[c,e,f]	Telemar Norte Leste SA, 0%, 10/23/2020	9,065,000	3,082,100
	Wireless Telecommunication Services — 0.56%
[c,e]	Digicel Ltd., 6.00%, 4/15/2021	51,737,000	49,602,849
[c,e]	Millicom International Cellular S.A., 6.00%, 3/15/2025	28,423,000	29,827,664
[c,e]	VimpelCom Holdings B.V., 7.504%, 3/1/2022	8,735,000	9,914,225

			256,095,828

	TRANSPORTATION — 0.11%
	Airlines — 0.11%
	American Airlines Group, Inc., 4.95%, 7/15/2024	4,053,265	4,316,727
[c,e]	Guanay Finance Ltd., 6.00%, 12/15/2020	11,275,866	11,552,124
	US Airways, 6.25%, 10/22/2024	1,837,938	2,044,706

			17,913,557

	UTILITIES — 0.59%
	Electric Utilities — 0.35%
	Arizona Public Service Co., 8.75%, 3/1/2019	6,500,000	7,211,834
[c,e]	Enel Finance International S.A., 6.25%, 9/15/2017	40,000,000	40,352,400
	Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018	8,000,000	8,284,952
[c]	Great River Energy, 5.829%, 7/1/2017	249,461	249,461
	Multi-Utilities — 0.24%
	Ameren Illinois Co., 9.75%, 11/15/2018	5,000,000	5,525,565
[c]	Enable Oklahoma Intrastate Transmission, LLC, 6.25%, 3/15/2020	2,500,000	2,689,208
	NiSource Finance Corp., 6.40%, 3/15/2018	20,000,000	20,617,800
	Sempra Energy, 9.80%, 2/15/2019	7,750,000	8,692,183

			93,623,403

	TOTAL CORPORATE BONDS (Cost $1,151,276,621)		1,280,975,769

	CONVERTIBLE BONDS — 0.04%
	DIVERSIFIED FINANCIALS — 0.04%
	Consumer Finance — 0.04%
	EZCORP, Inc., 2.125%, 6/15/2019	6,733,000	6,522,594

			6,522,594

	TOTAL CONVERTIBLE BONDS (Cost $6,462,734)		6,522,594

	MUNICIPAL BONDS — 0.02%
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,555,000	2,899,848

	TOTAL MUNICIPAL BONDS (COST $2,508,930)		2,899,848

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	OTHER GOVERNMENT — 0.04%
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2022	20,000,000	6,821,939

	TOTAL OTHER GOVERNMENT (Cost $12,739,148)		6,821,939

	LOAN PARTICIPATIONS — 0.72%
	COMMERCIAL & PROFESSIONAL SERVICES — 0.05%
	Professional Services — 0.05%
	RGIS Services, LLC, 8.80%, 3/24/2023	7,500,000	7,462,500
	ENERGY — 0.00%
	Oil, Gas & Consumable Fuels — 0.00%
	Malamute Energy, Inc., 0.44%, 11/22/2022	211,838	211,838
	FOOD, BEVERAGE & TOBACCO — 0.04%
	Tobacco — 0.04%
	North Atlantic Holding Co., Inc., 7.27%, 5/9/2022	7,000,000	6,947,500
	INDUSTRIALS — 0.10%
	Construction & Engineering — 0.10%
	ABG Intermediate Holdings (2), LLC, 9.80%, 5/27/2022	15,560,806	15,677,512
	RETAILING — 0.16%
	Specialty Retail — 0.16%
	Redbox Automated Retail, LLC, 8.79%, 9/27/2021	26,031,250	26,085,395
	SOFTWARE & SERVICES — 0.15%
	Information Technology Services — 0.15%
	Neustar, Inc., 4.23%, 1/22/2019	23,423,400	23,306,283
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.11%
	Technology, Hardware, Storage & Peripherals — 0.11%
	Harland Clarke Holdings Corp., 7.30%, 12/31/2021	17,617,315	17,683,380
	TRANSPORTATION — 0.11%
	Airlines — 0.11%
[c,d,e]	OS Two, LLC, 10.00%, 12/15/2020	4,571,218	3,304,991
[c,d]	WU Finance I, LLC, 7.70%, 8/17/2025	14,046,087	13,765,165

	TOTAL LOAN PARTICIPATIONS (COST $112,884,488)		114,444,564

	SHORT TERM INVESTMENTS — 1.33%
[b]	Thornburg Capital Management Fund	21,243,375	212,433,750

	TOTAL SHORT TERM INVESTMENTS (Cost $212,433,750)		212,433,750

	TOTAL INVESTMENTS — 100.45% (Cost $14,218,408,275)		$15,988,490,909

	LIABILITIES NET OF OTHER ASSETS — (0.45)%		(71,488,196)

	NET ASSETS — 100.00%		$15,917,002,713

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2017
Contract Description	Buy/Sell	Contract Party*	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
South Korean Won	Sell	SSB	210,053,258,800	08/11/2017	183,686,073	$919,331	$—
South Korean Won	Buy	SSB	11,129,001,500	08/11/2017	9,732,020	—	(209,559)
Thai Baht	Sell	BBH	1,478,978,200	08/15/2017	43,537,951	—	(1,078,231)
Chinese Yuan Renminbi	Sell	SSB	5,095,011,600	07/26/2017	750,254,728	—	(14,852,805)
Euro	Sell	SSB	2,710,579,600	08/15/2017	3,102,396,258	—	(146,183,934)
Great Britain Pound	Sell	SSB	552,140,500	07/10/2017	719,253,508	—	(28,327,524)
Swiss Franc	Sell	SSB	336,720,900	09/28/2017	353,066,095	—	(3,861,117)

Total						$919,331	$(194,513,170)

Net unrealized appreciation (depreciation)							$(193,593,839)

* Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal June 30, 2017	Market Value June 30, 2017	Investment Income	Realized Gain (Loss)
Apollo Investment Corp.	24,800,000	—	—	24,800,000	$158,472,000	$11,160,000	$—
Dynex Capitgal, Inc.*	3,562,668	—	3,562,668			1,178,460	(8,519,533)
Invesco Mortgage Capital, Inc.*	13,839,800	—	9,980,800	3,859,000		10,498,533	(6,111,030)
MFA Financial, Inc.	33,520,151	200,000	—	33,720,151	282,912,067	20,152,091	—
Solar Capital Ltd.	4,607,900	—	—	4,607,900	100,774,773	5,529,480	—
Thornburg Capital Management Fund	23,399,287	236,403,143	238,559,055	21,243,375	212,433,750	1,363,750	—
Two Harbors Investment Corp.*	23,875,000	—	8,590,000	15,285,000		13,551,192	(14,951,348)
Washington REIT*	5,300,000	—	2,084,400	3,215,600		3,852,180	7,442,515

Total non-controlled affiliated issuers - 6.74% of net assets					$754,592,590	$67,285,686	$(22,139,396)

*Issuers not affiliated at June 30, 2017.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2017, the aggregate value of these securities in the Fund’s portfolio was $655,368,700, representing 4.12% of the Fund’s net assets.

d	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

e	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

f	Bond in default.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

ARM	Adjustable Rate Mortgage

BRL	Denominated in Brazilian Real

CHL	Denominated in Chilean Peso

MFA	Mortgage Finance Authority

MTN	Medium-Term Note

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

SPV	Special Purpose Vehicle

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (“the Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading.

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*
Common Stock(a)	$14,283,364,344	$14,222,659,440	$60,574,295	$130,609
Preferred Stock(a)	54,111,781	2,839,200	37,722,750	13,549,831
Asset Backed Securities	26,916,320	-	25,042,683	1,873,637
Corporate Bonds	1,280,975,769	-	1,272,836,569	8,139,200
Convertible Bonds	6,522,594	-	6,522,594	-
Municipal Bonds	2,899,848	-	2,899,848	-
Other Government	6,821,939	-	6,821,939	-
Loan Participations	114,444,564	-	97,162,570	17,281,994
Short Term Investments	212,433,750	212,433,750	-	-

Total Investments in Securities	$15,988,490,909	$14,437,932,390	$1,509,583,248	$40,975,271

Other Financial Instruments**
Forward Currency Contracts	$919,331	$-	$919,331	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(194,513,170)	$-	$(194,513,170)	$-
Spot Currency	$(20,642)	$(20,642)	$-	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At June 30, 2017, industry classifications for Common Stock and Preferred Stock in Levels 2 and 3 consist of $9,222,750 in Banks, $13,680,440 in Energy. $11,067,188 in Miscellaneous, and $78,007,107 in Telecommunication Services.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, no unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at June 30, 2017. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at June 30, 2017.

	Fair Value at June 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$130,609	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	$ 10.50 (N/A)
Preferred Stock	13,549,831	Cost basis	Cost basis	$ 9.77 (N/A)
Asset-Backed Securities	1,873,637	Discounted cash flows	Third party vendor projection of discounted cash flows	4.40 - 5.30% (1.98%)
Corporate Bonds	670,171	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	$ 4.15 (9.63%)
	7,469,029	Discounted cash flows	Third party vendor projection of discounted cash flows	3.50% – 4.30% (6.65%)
Loan Partcipations	211,838	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	$ 100.00 (N/A)
	17,070,156	Discounted cash flows	Third party vendor projection of discounted cash flows	9.00% – 27.50% (9.18%)

Total	$40,975,271

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended June 30, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period. A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2017 is as follows:

	Preferred Stock	Asset Backed Securities	Common Stock	Corporate Bonds	Loan Participations	Total(b)

Beginning Balance 9/30/2016	$–	$2,237,813	$–	$7,605,592	$18,137,761	$27,981,166
Accrued Discounts (Premiums)	–	10,341	–	42,286	11,698	64,325
Net Realized Gain (Loss)	–	50,665	–	36,067	(970,213)	(883,481)
Gross Purchases	13,549,831	–	130,609	–	2,820,533	16,500,973
Gross Sales	–	(393,750)	–	(3,569,102)	(4,244,706)	(8,207,558)
Net Change in Unrealized Appreciation (Depreciation)	–	(31,432)	–	137,757	1,526,921	1,633,246
Transfers into Level 3(a)	–	–	–	3,886,600	–	3,886,600
Transfers out of Level 3(a)	–	–	–	–	–	–

Ending Balance 6/30/2017	$13,549,831	$1,873,637	$130,609	$8,139,200	$17,281,994	$40,975,271

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2017. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 investments represent 0.26% of total net assets at the period ended June 30, 2017. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$14,218,408,275

Gross unrealized appreciation on a tax basis	$2,522,223,468
Gross unrealized depreciation on a tax basis	(752,140,834)

Net unrealized appreciation (depreciation) on investments (tax basis)	$1,770,082,634

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2017, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2017 (Unaudited)

The Fund entered into forward currency contracts during the period ended June 30, 2017 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended June 30, 2017 was $5,193,608,502. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

As of the period ended June 30, 2017, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts in the foregoing table which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. Outstanding forward currency contracts which were entered into with Brown Brothers Harriman & Co. (“BBH”) were entered into pursuant to a written agreement with BBH. In the event of a default or termination under the ISDA Master Agreement with SSB or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB and the agreement with BBH does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2017 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s liabilities which is attributable to its outstanding forward currency contracts at June 30, 2017 is $192,515,608 attributable to the Fund’s contracts with SSB, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $1,078,231 attributable to the Fund’s contracts with BBH. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

16

SCHEDULE OF INVESTMENTS

Thornburg Global Opportunities Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 93.14%
	AUTOMOBILES & COMPONENTS — 2.64%
	Auto Components — 2.64%
	Delphi Automotive plc	683,551	$59,913,245

			59,913,245

	BANKS — 6.60%
	Banks — 6.60%
	Citigroup, Inc.	1,396,099	93,371,101
	ING Groep N.V.	3,257,752	56,184,689

			149,555,790

	CAPITAL GOODS — 0.64%
	Construction & Engineering — 0.64%
	Ferrovial SA	655,674	14,554,441

			14,554,441

	CONSUMER DURABLES & APPAREL — 3.68%
	Household Durables — 3.68%
	Barratt Developments plc	11,363,754	83,402,043

			83,402,043

	CONSUMER SERVICES — 7.07%
	Hotels, Restaurants & Leisure — 7.07%
	Galaxy Entertainment Group Ltd.	13,131,814	79,724,876
	Wynn Resorts, Ltd.	601,215	80,634,956

			160,359,832

	DIVERSIFIED FINANCIALS — 3.40%
	Capital Markets — 0.65%
	UBS Group AG	875,012	14,819,267
	Consumer Finance — 2.75%
	Capital One Financial Corp.	752,959	62,209,472

			77,028,739

	ENERGY — 7.04%
	Energy Equipment & Services — 2.57%
	Helmerich & Payne, Inc.	1,071,952	58,249,872
	Oil, Gas & Consumable Fuels — 4.47%
[a]	Reliance Industries Ltd.	3,132,053	67,014,184
[a]	Seven Generations Energy Ltd.	2,006,652	34,367,474

			159,631,530

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 6.56%
	Food Products — 6.56%
	BRF SA	3,560,316	42,127,558
	Mondelez International, Inc.	962,753	41,581,302
	The Kraft Heinz Co.	758,046	64,919,060

			148,627,920

	HEALTH CARE EQUIPMENT & SERVICES — 0.14%
	Health Care Providers & Services — 0.14%
[a]	Express Scripts Holding Company	47,940	3,060,490

			3,060,490

	INSURANCE — 3.17%
	Insurance — 3.17%
	NN Group NV	2,023,563	71,924,911

			71,924,911

	MATERIALS — 5.15%
	Chemicals — 3.60%
	CF Industries Holdings, Inc.	2,923,095	81,729,736
	Metals & Mining — 1.55%
	Mineral Resources Ltd.	4,210,284	35,110,860

			116,840,596

	MEDIA — 8.17%
	Media — 8.17%
[a]	Altice N.V.	6,003,036	138,498,584
[a]	Altice USA, Inc.	1,446,493	46,721,724

			185,220,308

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.50%
	Pharmaceuticals — 1.50%
	Allergan plc	140,340	34,115,251

			34,115,251

	REAL ESTATE — 2.57%
	Equity Real Estate Investment Trusts — 2.57%
	Colony Northstar, Inc.	4,127,682	58,159,039

			58,159,039

	SOFTWARE & SERVICES — 8.63%
	Internet Software & Services — 8.63%
[a]	Alphabet, Inc. Class A	116,986	108,759,545
[a]	Baidu, Inc. ADR	486,264	86,973,179

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

			195,732,724

	TECHNOLOGY HARDWARE & EQUIPMENT — 5.85%
	Communications Equipment — 2.79%
[a]	EchoStar Corp.	1,042,709	63,292,436
	Technology, Hardware, Storage & Peripherals — 3.06%
	Samsung Electronics Co. Ltd.	33,394	69,376,863

			132,669,299

	TELECOMMUNICATION SERVICES — 6.56%
	Diversified Telecommunication Services — 2.51%
[a]	Level 3 Communications, Inc.	958,917	56,863,778
	Wireless Telecommunication Services — 4.05%
[a]	T-Mobile US, Inc.	1,514,947	91,836,087

			148,699,865

	TRANSPORTATION — 13.77%
	Airlines — 7.72%
	easyJet plc	4,867,872	86,162,750
[a]	Ryanair Holdings plc ADR	826,432	88,932,347
	Transportation Infrastructure — 6.05%
	Aena S.A.	702,724	137,126,940

			312,222,037

	TOTAL COMMON STOCK (Cost $1,618,919,554)		2,111,718,060

	SHORT TERM INVESTMENTS — 7.90%
[b]	Thornburg Capital Management Fund	17,918,336	179,183,359

	TOTAL SHORT TERM INVESTMENTS (Cost $179,183,359)		179,183,359

	TOTAL INVESTMENTS — 101.04% (Cost $1,798,102,913)		$2,290,901,419

	LIABILITIES NET OF OTHER ASSETS — (1.04)%		(23,545,345)

	NET ASSETS — 100.00%		$2,267,356,074

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2017 (Unaudited)

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2017
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	Sell	4,301,100	07/27/2017	3,304,879	$—	$(27,066)
Australian Dollar	Sell	27,987,200	07/27/2017	21,504,802	—	(485,575)
Euro	Sell	364,388,500	08/15/2017	417,061,177	—	(19,651,791)
Great Britain Pound	Sell	15,369,200	07/10/2017	20,020,902	—	(186,458)
Great Britain Pound	Sell	82,642,300	07/10/2017	107,655,142	—	(4,239,957)
Swiss Franc	Sell	6,829,500	09/28/2017	7,161,019	—	(78,313)

Total					$—	$(24,669,160)

Net unrealized appreciation (depreciation)					$—	$(24,669,160)

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal June 30, 2017	Market Value June 30, 2017	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	8,109,038	47,112,076	37,302,778	17,918,336	$179,183,359	$813,469	$—

Total non-controlled affiliated issuers - 7.90% of net assets					$179,183,359	$813,469	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Global Opportunities Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (“the Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2017 (Unaudited)

appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2017 (Unaudited)

market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$2,111,718,060	$2,111,718,060	$-	$-
Short Term Investments	179,183,359	179,183,359	-	-

Total Investments in Securities	$2,290,901,419	$2,290,901,419	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(24,669,160)	$-	$(24,669,160)	$-
Spot Currency	$(1,542)	$(1,542)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2017 (Unaudited)

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,798,102,913

Gross unrealized appreciation on a tax basis	$509,581,345
Gross unrealized depreciation on a tax basis	(16,782,839)

Net unrealized appreciation (depreciation) on investments (tax basis)	$492,798,506

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2017, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2017 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended June 30, 2017 was $565,405,371. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

As of the period ended June 30, 2017, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2017 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2017 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $24,669,160. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

7

SCHEDULE OF INVESTMENTS

Thornburg Developing World Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 95.85%
	BANKS — 18.96%
	Banks — 18.96%
	Citigroup, Inc.	362,342	$24,233,433
	Credicorp Ltd.	82,466	14,793,576
	Grupo Financiero Banorte, S.A.B. de C.V.	2,601,082	16,503,318
	HDFC Bank Ltd.	461,970	11,899,547
	HDFC Bank Ltd. ADR	242,497	21,089,964
	ICICI Bank Ltd. ADR	2,946,150	26,426,964
[a]	Industrial and Commercial Bank of China Ltd.	20,797,089	14,037,958
	Itau Unibanco Holding SA ADR	1,065,128	11,769,664
	PT Bank Central Asia	18,356,539	24,998,775
	Sberbank ADR	1,415,425	14,706,266
	Siam Commercial Bank plc	3,635,619	16,642,295

			197,101,760

	CONSUMER DURABLES & APPAREL — 1.51%
	Household Durables — 1.51%
	Coway Co., Ltd.	172,222	15,654,493

			15,654,493

	CONSUMER SERVICES — 3.72%
	Diversified Consumer Services — 2.45%
	Kroton Educacional S.A.	5,687,550	25,528,651
	Hotels, Restaurants & Leisure — 1.27%
	Galaxy Entertainment Group Ltd.	2,174,839	13,203,718

			38,732,369

	DIVERSIFIED FINANCIALS — 1.87%
	Diversified Financial Services — 1.87%
	GT Capital Holdings, Inc.	809,233	19,404,913

			19,404,913

	ENERGY — 5.92%
	Energy Equipment & Services — 2.62%
	Schlumberger Ltd.	413,655	27,235,045
	Oil, Gas & Consumable Fuels — 3.30%
	Lukoil PJSC ADR	109,332	5,334,308
	NovaTek OAO-GDR Reg S	86,511	9,637,325
[a]	Reliance Industries Ltd.	906,097	19,387,077

			61,593,755

	FOOD & STAPLES RETAILING — 1.53%
	Food & Staples Retailing — 1.53%
	BIM Birlesik Magazalar A.S.	857,128	15,895,523

			15,895,523

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 5.93%
	Beverages — 0.93%
	Kweichow Moutai Co., Ltd.	139,450	9,704,626
	Tobacco — 5.00%
	ITC Ltd.	4,430,446	22,139,378
	KT&G Corp.	291,240	29,782,004

			61,626,008

	HEALTH CARE EQUIPMENT & SERVICES — 2.15%
	Health Care Providers & Services — 2.15%
[a]	Sinopharm Group Co., Ltd.	4,949,488	22,378,232

			22,378,232

	HOUSEHOLD & PERSONAL PRODUCTS — 1.57%
	Personal Products — 1.57%
	Unilever N.V.	294,762	16,291,496

			16,291,496

	INSURANCE — 6.24%
	Insurance — 6.24%
	AIA Group Ltd.	5,221,257	38,152,369
	Sanlam Ltd.	5,395,144	26,723,128

			64,875,497

	MATERIALS — 1.30%
	Metals & Mining — 1.30%
	Rio Tinto plc ADR	319,480	13,517,199

			13,517,199

	MEDIA — 1.97%
	Media — 1.97%
[a]	IMAX China Holding, Inc.	2,827,760	8,674,388
	Zee Entertainment Enterprises Ltd.	1,546,333	11,758,231

			20,432,619

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.97%
	Pharmaceuticals — 1.97%
[a,b]	China Animal Healthcare Ltd.	35,787,582	458,377
	Hypermarcas SA	235,916	1,979,675
	Novartis AG ADR	216,720	18,089,619

			20,527,671

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	REAL ESTATE — 5.10%
	Equity Real Estate Investment Trusts — 2.34%
	Fibra Uno Administracion S.A. de C.V.	12,839,203	24,293,587
	Real Estate Management & Development — 2.76%
	China Resources Land Ltd.	3,697,015	10,772,671
	Emaar Properties PJSC	8,476,683	17,954,967

			53,021,225

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.50%
	Semiconductors & Semiconductor Equipment — 1.50%
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,277,820	15,612,277

			15,612,277

	SOFTWARE & SERVICES — 18.82%
	Information Technology Services — 3.14%
	Cielo S.A.	4,404,087	32,702,629
	Internet Software & Services — 15.68%
[a]	Alibaba Group Holding Ltd. ADR	429,101	60,460,331
[a]	Baidu, Inc. ADR	176,507	31,570,042
[a]	Facebook, Inc.	104,582	15,789,790
	Tencent Holdings Ltd.	1,440,020	51,496,146
[a]	Yandex NV	140,021	3,674,151

			195,693,089

	TECHNOLOGY HARDWARE & EQUIPMENT — 7.83%
	Electronic Equipment, Instruments & Components — 3.48%
	Hangzhou Hikvision Digital Technology Co., Ltd.	4,762,909	22,692,228
	Largan Precision Co., Ltd.	85,016	13,554,491
	Technology, Hardware, Storage & Peripherals — 4.35%
	Samsung Electronics Co. Ltd.	21,753	45,192,397

			81,439,116

	TELECOMMUNICATION SERVICES — 4.34%
	Diversified Telecommunication Services — 1.86%
	Bharti Infratel Ltd.	3,341,168	19,332,382
	Wireless Telecommunication Services — 2.48%
	China Mobile Ltd.	2,433,828	25,826,953

			45,159,335

	TRANSPORTATION — 2.57%
	Airlines — 1.55%
[a]	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. ADR	1,107,288	16,111,041
	Transportation Infrastructure — 1.02%
	Shanghai International Air Co., Ltd.	1,925,846	10,592,934

			26,703,975

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	UTILITIES — 1.05%
	Water Utilities — 1.05%
	Cia Saneamento do Parana	3,329,096	10,953,288

			10,953,288

	TOTAL COMMON STOCK (Cost $823,580,543)		996,613,840

	SHORT TERM INVESTMENTS — 3.88%
[c]	Thornburg Capital Management Fund	4,034,515	40,345,155

	TOTAL SHORT TERM INVESTMENTS (Cost $40,345,155)		40,345,155

	TOTAL INVESTMENTS — 99.73% (Cost $863,925,698)		$1,036,958,995

	OTHER ASSETS LESS LIABILITIES — 0.27%		2,825,205

	NET ASSETS — 100.00%		$1,039,784,200

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2017
Contract Description	Buy/ Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Chinese Yuan Renminbi	Sell	587,988,500	08/11/2017	86,482,777	$—	$(2,147,077)

Total					$—	$(2,147,077)

Net unrealized appreciation (depreciation)						$(2,147,077)

Footnote Legend

a	Non-income producing.

b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

c	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal June 30, 2017	Market Value June 30, 2017	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	8,651,050	28,890,790	33,507,325	4,034,515	$40,345,155	$269,995	$—

Total non-controlled affiliated issuers - 3.88% of net assets					$40,345,155	$269,995	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (“the Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2017 (Unaudited)

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2017 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*
Common Stock(a)	$996,613,840	$979,513,168	$16,642,295	$458,377
Short Term Investments	40,345,155	40,345,155	-	-

Total Investments in Securities	$1,036,958,995	$1,019,858,323	$16,642,295	$458,377

Other Financial Instruments**
Spot Currency	$14,288	$14,288	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(2,147,077)	$-	$(2,147,077)	$-
Spot Currency	$(5,922)	$(5,922)	$-	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At June 30, 2017, industry classifications for Common Stock and Preferred Stock in Levels 2 and 3 consist of $16,642,295 in Banks and $458,377 in Pharmaceuticals, Biotechnology & Life Sciences, respectively.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, a fair value determination was applied to a portfolio security characterized as a Level 3 investment at June 30, 2017. The valuation technique and unobservable input applied to value this portfolio security was a discount to valuation determined by the Valuation and Pricing Committee due to a halt in trading of the security and lack of information and liquidity.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2017 is as follows:

	Common Stock	Total(a)
Beginning Balance 9/30/2016	$2,306,972	$2,306,972
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	–	–
Gross Purchases	–	–
Gross Sales	–	–
Net Change in Unrealized Appreciation (Depreciation)	(1,848,595)	(1,848,595)
Transfers into Level 3	–	–
Transfers out of Level 3	–	–

Ending Balance 6/30/2017	$458,377	$458,377

(a) Level 3 investments represent 0.04% of total net assets at the period ended June 30, 2017. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$863,925,698

Gross unrealized appreciation on a tax basis	$220,493,757
Gross unrealized depreciation on a tax basis	(47,460,460)

Net unrealized appreciation (depreciation) on investments (tax basis)	$173,033,297

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2017 (Unaudited)

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2017, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2017 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended June 30, 2017 was $93,053,857. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

As of the period ended June 30, 2017, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2017 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2017 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $2,147,077. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

8

SCHEDULE OF INVESTMENTS

Thornburg Better World International Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 86.93%
	BANKS — 7.96%
	Banks — 7.96%
	ICICI Bank Ltd.	177,569	$796,672
	ING Groep N.V.	107,864	1,860,272
	Sumitomo Mitsui Financial Group, Inc.	36,725	1,429,818
	United Overseas Bank Ltd.	54,905	922,029

			5,008,791

	CAPITAL GOODS — 1.74%
	Trading Companies & Distributors — 1.74%
	Brenntag AG	18,887	1,093,258

			1,093,258

	COMMERCIAL & PROFESSIONAL SERVICES — 3.22%
	Professional Services — 3.22%
	Bureau Veritas SA	27,285	603,794
	Nielsen Holdings plc	23,262	899,309
	RELX plc	24,295	525,274

			2,028,377

	CONSUMER DURABLES & APPAREL — 3.32%
	Household Durables — 3.32%
[a]	Cairn Homes plc	668,814	1,149,648
	Sony Corp.	24,624	938,328

			2,087,976

	CONSUMER SERVICES — 2.96%
	Hotels, Restaurants & Leisure — 2.96%
	Compass Group plc	27,033	570,381
	Domino’s Pizza Group plc	337,849	1,293,252

			1,863,633

	DIVERSIFIED FINANCIALS — 6.14%
	Capital Markets — 3.10%
	UBS Group AG	115,121	1,949,698
	Diversified Financial Services — 3.04%
	Cerved Information Solutions S.p.A.	96,352	1,031,154
	GT Capital Holdings, Inc.	36,852	883,688

			3,864,540

	FOOD & STAPLES RETAILING — 3.56%
	Food & Staples Retailing — 3.56%
[a]	Lenta Ltd.	132,443	769,494
	Tsuruha Holdings, Inc.	13,888	1,473,072

			2,242,566

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 8.66%
	Food Products — 8.66%
	Grupo Nutresa SA	163,873	1,419,613
	Marine Harvest ASA	30,998	530,572
	Orkla ASA	65,376	664,429
	Premium Brands Holdings Corp.	6,271	449,918
[a]	SunOpta, Inc.	82,070	837,114
	Vietnam Dairy Products JSC	137,510	953,393
	Wessanen NV	35,253	597,521

			5,452,560

	HEALTH CARE EQUIPMENT & SERVICES — 1.66%
	Health Care Equipment & Supplies — 1.66%
	Olympus Corp.	28,699	1,046,152

			1,046,152

	INSURANCE — 5.04%
	Insurance — 5.04%
	AIA Group Ltd.	188,110	1,374,543
	Intact Financial Corp.	23,771	1,795,656

			3,170,199

	MATERIALS — 4.77%
	Construction Materials — 2.92%
	Cementos Pacasmayo S.A.A.	268,549	620,397
	CRH plc	34,209	1,218,147
	Metals & Mining — 1.85%
	Korea Zinc Co., Ltd.	2,912	1,160,575

			2,999,119

	MEDIA — 3.35%
	Media — 3.35%
	China South Publishing & Media Group Co., Ltd.	403,528	1,109,486
	Megacable Holdings S.A.B. de C.V.	247,152	1,000,933

			2,110,419

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.40%
	Biotechnology — 2.65%
[a]	Alkermes plc	12,571	728,741
	Gilead Sciences, Inc.	13,234	936,702
	Life Sciences Tools & Services — 1.86%
	Thermo Fisher Scientific, Inc.	6,701	1,169,124
	Pharmaceuticals — 3.89%
[a]	Galenica Sante Ltd.	23,772	1,115,591

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Novartis AG	8,259	687,317
	Roche Holding AG	2,535	645,580

			5,283,055

	REAL ESTATE — 3.29%
	Equity Real Estate Investment Trusts — 3.29%
	Empiric Student Property plc	874,146	1,272,309
	Fibra Uno Administracion S.A. de C.V.	421,548	797,628

			2,069,937

	RETAILING — 3.95%
	Internet & Direct Marketing Retail — 1.43%
	Trade Me Ltd.	232,302	903,449
	Multiline Retail — 2.52%
	Europris ASA	367,278	1,583,711

			2,487,160

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.96%
	Semiconductors & Semiconductor Equipment — 1.96%
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	35,231	1,231,676

			1,231,676

	SOFTWARE & SERVICES — 4.21%
	Information Technology Services — 1.87%
	MasterCard, Inc.	712	86,472
[a]	PayPal Holdings, Inc.	11,073	594,288
	Wirecard AG	7,776	494,869
	Internet Software & Services — 2.34%
	carsales.com Ltd.	71,639	634,311
	Scout24 AG	22,858	841,829

			2,651,769

	TELECOMMUNICATION SERVICES — 5.76%
	Diversified Telecommunication Services — 5.76%
	Bharti Infratel Ltd.	148,915	861,639
	Nippon Telegraph & Telephone Corp.	25,945	1,224,876
	Orange SA	97,126	1,540,852

			3,627,367

	TRANSPORTATION — 5.08%
	Air Freight & Logistics — 1.49%
	Deutsche Post AG	24,973	936,121
	Transportation Infrastructure — 3.59%
	Aena S.A.	3,854	752,055
	DP World Ltd.	43,160	902,907
	Shanghai International Air Co., Ltd.	109,472	602,141

			3,193,224

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	UTILITIES — 1.90%
	Electric Utilities — 0.43%
	Nextera Energy, Inc.	1,921	269,190
	Multi-Utilities — 1.47%
	National Grid plc	74,915	928,700

			1,197,890

	TOTAL COMMON STOCK (Cost $49,091,393)		54,709,668

	SHORT TERM INVESTMENTS — 15.98%
[b]	Thornburg Capital Management Fund	1,005,774	10,057,741

	TOTAL SHORT TERM INVESTMENTS (Cost $10,057,741)		10,057,741

	TOTAL INVESTMENTS — 102.91% (Cost $59,149,134)		$64,767,409

	LIABILITIES NET OF OTHER ASSETS — (2.91)%		(1,830,218)

	NET ASSETS — 100.00%		$62,937,191

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal June 30, 2017	Market Value June 30, 2017	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	493,408	2,969,823	2,457,457	1,005,774	$10,057,741	$37,234	$—

Total non-controlled affiliated issuers - 15.98% of net assets					$10,057,741	$37,234	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Better World International Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	June 30, 2017 (Unaudited)

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (“the Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	June 30, 2017 (Unaudited)

instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$54,709,668	$54,709,668	$-	$-
Short Term Investments	10,057,741	10,057,741	-	-
Total Investments in Securities	$64,767,409	$64,767,409	$-	$-
Other Financial Instruments**
Spot Currency	$2,199	$2,199	$-	$-

Liabilities
Other Financial Instruments**
Spot Currency	$(15)	$(15)	$-	$-

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	June 30, 2017 (Unaudited)

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P) Global Ratings.

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$59,149,134

Gross unrealized appreciation on a tax basis	$6,241,542
Gross unrealized depreciation on a tax basis	(623,267)

Net unrealized appreciation (depreciation) on investments (tax basis)	$5,618,275

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. Additionally, the Fund’s risk of loss may exceed the amounts recognized on the Statement of Assets and Liabilities.

During the period ended June 30, 2017, the Fund did not invest in any derivative financial instruments of the type addressed by

ASC 815.

7

SCHEDULE OF INVESTMENTS

Thornburg Capital Management Fund	June 30, 2017 (Unaudited)

		Principal Amount	Value

	SHORT TERM INVESTMENTS — 99.96%

	Ameren Illinois Corp., 1.36%, 7/5/2017	$18,000,000	$17,998,661

[a]	Anthem, Inc., 1.33%, 7/17/2017	20,000,000	19,989,656

[a]	Apple, Inc., 0.92%, 7/7/2017	21,000,000	20,997,853

	Arizona Public Service Co., 1.24%, 7/3/2017	17,000,000	17,000,000

[a]	Autozone, Inc., 1.30%, 7/12/2017	7,200,000	7,197,660

[a]	Autozone, Inc., 1.40%, 7/26/2017	7,800,000	7,793,023

[a]	B.A.T. International Finance plc, 1.38%, 7/7/2017	9,000,000	8,998,620

[a]	B.A.T. International Finance plc, 1.43%, 7/21/2017	10,000,000	9,992,850

	Bank of New York Tri-Party Repurchase Agreement 1.36% dated 6/30/2017 due 7/3/2017, repurchase price $45,005,100 collateralized by 31 corporate debt securities, having an average coupon of 3.75%, a minimum credit rating of BBB-, maturity dates from 3/1/2018 to 6/15/2047, and having an aggregate market value of $48,108,975 at 6/30/2017	45,000,000	45,000,000

[a]	Bell Canada, 1.32%, 7/11/2017	1,000,000	999,707

[a]	Bell Canada, 1.40%, 7/17/2017	1,000,000	999,456

[a]	Bell Canada, 1.41%, 7/18/2017	1,777,000	1,775,956

[a]	Bell Canada, 1.40%, 7/20/2017	2,568,000	2,566,302

[a]	Bell Canada, 1.42%, 7/28/2017	11,655,000	11,643,507

[a]	Berkshire Hathaway Energy, 1.30%, 7/25/2017	18,000,000	17,985,700

[a]	Brown-Forman Corp., 1.23%, 7/24/2017	10,000,000	9,992,825

[a]	Campbell Soup Co., 1.27%, 7/27/2017	18,000,000	17,984,760

[a]	Canadian National Railway, 1.14%, 7/11/2017	5,000,000	4,998,733

[a]	Canadian National Railway, 1.13%, 7/11/2017	1,025,000	1,024,743

[a]	Canadian National Railway, 1.15%, 7/14/2017	7,650,000	7,647,312

[a]	Canadian National Railway, 1.15%, 7/28/2017	2,500,000	2,498,003

[a]	CenterPoint Energy, Inc., 1.33%, 7/3/2017	18,000,000	18,000,000

[a]	Church & Dwight Co., Inc., 1.38%, 7/12/2017	10,000,000	9,996,550

[a]	Church & Dwight Co., Inc., 1.36%, 7/13/2017	8,000,000	7,996,978

[a]	Cintas Corp., 1.37%, 7/3/2017	18,000,000	18,000,000

[a]	Cisco Systems, Inc., 1.00%, 7/12/2017	18,242,000	18,237,439

[a]	Coca-Cola Co., 1.01%, 7/20/2017	6,672,000	6,668,818

[a]	Comcast Corp., 1.28%, 7/6/2017	18,000,000	17,998,080

[a]	Consolidated Edison, Inc., 1.29%, 7/5/2017	18,000,000	17,998,710

[a]	Cummins, Inc., 1.11%, 7/13/2017	17,000,000	16,994,758

[a]	CVS Health Corp., 1.30%, 7/14/2017	18,000,000	17,992,850

[a]	Dollar General Corp., 1.40%, 7/12/2017	17,000,000	16,994,050

[a]	Edison International, 1.30%, 7/3/2017	18,000,000	18,000,000

[a]	Eli Lilly & Co., 0.88%, 7/5/2017	21,000,000	20,998,973

[a]	Eni Finance Usa, Inc., 1.19%, 7/6/2017	13,000,000	12,998,711

[a]	Equifax, Inc., 1.32%, 7/5/2017	20,000,000	19,998,533

[a]	Experian Finance plc, 1.20%, 7/3/2017	17,000,000	17,000,000

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	June 30, 2017 (Unaudited)

		Principal Amount	Value

[a]	Experian Finance plc, 1.30%, 7/6/2017	1,000,000	999,892

	Farmer Mac Discount Note, 0.96%, 7/12/2017	12,000,000	11,997,120

	Federal Home Loan Bank Discount Note, 0.90%, 7/5/2017	33,000,000	32,998,350

	Federal Home Loan Bank Discount Note, 0.951%, 7/12/2017	14,000,000	13,996,672

[a]	Hasbro, Inc., 1.31%, 7/5/2017	18,000,000	17,998,690

[a]	Hitachi America Capital Ltd., 1.36%, 7/3/2017	18,000,000	18,000,000

[a]	Illinois Tool Works, Inc., 1.08%, 7/7/2017	13,700,000	13,698,356

[a]	Intercontinental Exchange, 1.10%, 7/3/2017	9,000,000	9,000,000

[b]	International Bank for Reconstruction & Development Discount Note, 0.92%, 7/3/2017	22,000,000	22,000,000

[a]	Johnson & Johnson, 1.00%, 7/6/2017	18,000,000	17,998,500

[a]	Kansas City Power & Light Co., 1.34%, 7/10/2017	6,700,000	6,698,254

[a]	KCP&L Greater Missouri Operations, 1.35%, 7/3/2017	11,300,000	11,300,000

[a]	Kentucky Utilities Co., 1.30%, 7/3/2017	6,000,000	6,000,000

[a]	Kroger Co., 1.30%, 7/3/2017	18,000,000	18,000,000

[a]	L’oreal USA, Inc., 1.10%, 7/5/2017	1,650,000	1,649,899

[a]	L’oreal USA, Inc., 1.07%, 7/19/2017	3,510,000	3,508,331

[a]	L’oreal USA, Inc., 1.08%, 7/24/2017	11,840,000	11,832,541

[a]	Leggett & Platt, Inc., 1.30%, 7/5/2017	1,500,000	1,499,892

[a]	Louisville Gas & Electric Co., 1.30%, 7/3/2017	3,000,000	3,000,000

[a]	Louisville Gas & Electric Co., 1.37%, 7/10/2017	3,000,000	2,999,201

	Mattel, Inc., 1.40%, 7/18/2017	14,662,000	14,653,447

[a]	McCormick & Co., 1.22%, 7/3/2017	16,000,000	16,000,000

[a]	Mondelez International, Inc., 1.20%, 7/3/2017	18,000,000	18,000,000

[a]	Monsanto Co., 1.41%, 7/12/2017	17,000,000	16,994,007

[a]	Nestle Capital Corp., 1.05%, 7/3/2017	20,000,000	20,000,000

[a]	NextEra Energy Capital Holdings, Inc., 1.40%, 7/10/2017	13,950,000	13,946,203

[a]	Novartis Finance Corp., 1.11%, 7/25/2017	18,000,000	17,987,790

[a]	Oglethorpe Power Corp., 1.25%, 7/11/2017	2,330,000	2,329,353

[a]	Oglethorpe Power Corp., 1.21%, 7/19/2017	10,017,000	10,011,613

	Peoples Gas Light & Coke Co., 1.29%, 7/3/2017	8,100,000	8,100,000

[a]	Pfizer, Inc., 1.05%, 7/17/2017	10,000,000	9,995,917

	Praxair, Inc., 1.11%, 7/27/2017	18,000,000	17,986,680

[a]	Proctor Gamble & Co., 1.08%, 7/11/2017	1,235,000	1,234,704

[a]	Roche Holdings, Inc., 1.07%, 7/5/2017	2,000,000	1,999,881

[a]	Roche Holdings, Inc., 1.08%, 7/7/2017	9,000,000	8,998,920

[a]	Rockwell Automation, Inc., 1.15%, 7/5/2017	18,000,000	17,998,850

	Ryder System, Inc., 1.35%, 7/10/2017	7,400,000	7,398,058

[a]	Southern California Edison, 1.20%, 7/3/2017	18,000,000	18,000,000

	Southern Carolina Electric & Gas, 1.38%, 7/10/2017	20,000,000	19,994,633

[a]	Southern Co. Gas, 1.38%, 7/11/2017	18,000,000	17,994,480

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	June 30, 2017 (Unaudited)

		Principal Amount	Value

[a]	Spectra Energy Partners, LP, 1.40%, 7/12/2017	5,704,000	5,702,004

[a]	Spectra Energy Partners, LP, 1.45%, 7/21/2017	1,275,000	1,274,076

[a]	Spectra Energy Partners, LP, 1.40%, 7/25/2017	5,000,000	4,995,722

[a]	Stanley Black & Decker, Inc., 1.16%, 7/5/2017	17,000,000	16,998,904

[a]	Tyson Foods, Inc., 1.32%, 7/7/2017	15,190,000	15,187,772

	Union Electric Co., 1.36%, 7/5/2017	18,000,000	17,998,640

[a]	United Parcel Service, 0.80%, 7/24/2017	18,000,000	17,991,600

	United States Treasury Bill, 0.85%, 7/13/2017	24,300,000	24,294,262

	United States Treasury Bill, 0.86%, 7/27/2017	22,000,000	21,987,387

[a]	Volvo Group, 1.34%, 7/6/2017	16,000,000	15,998,213

[a]	Wal-Mart Stores, Inc., 1.10%, 7/17/2017	17,000,000	16,992,728

[a]	Wal-Mart Stores, Inc., 1.10%, 7/24/2017	1,000,000	999,358

[a]	Western Union, 1.33%, 7/3/2017	8,000,000	8,000,000

[a]	Western Union, 1.35%, 7/3/2017	10,000,000	10,000,000

	Wisconsin Public Service Co., 1.27%, 7/19/2017	17,000,000	16,990,404

	TOTAL SHORT TERM INVESTMENTS (Cost $1,171,171,081)		1,171,171,081

	TOTAL INVESTMENTS — 99.96% (Cost $1,171,171,081)		$1,171,171,081

	OTHER ASSETS LESS LIABILITIES — 0.04%		518,740

	NET ASSETS — 100.00%		$1,171,689,821

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2017, the aggregate value of these securities in the Fund’s portfolio was $860,776,767, representing 73.46% of the Fund’s net assets.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Capital Management Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	June 30, 2017 (Unaudited)

furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	June 30, 2017 (Unaudited)

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Short Term Investments	$1,171,171,081	$-	$1,171,171,081	$-

Total Investments in Securities	$1,171,171,081	$-	$1,171,171,081	$-

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,171,171,081

Net unrealized appreciation (depreciation) on investments (tax basis)	$0

There is no unrealized appreciation (depreciation for the Fund at June 30, 2017 due to all securities with less than 60 day to maturity are being valued by the amortized cost method.

5

SCHEDULE OF INVESTMENTS

Thornburg Long Short Equity Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 104.23%
	CAPITAL GOODS — 2.15%
	Machinery — 2.15%
[a]	Allison Transmission Holdings, Inc.	31,479	$1,180,777

			1,180,777

	COMMERCIAL & PROFESSIONAL SERVICES — 0.52%
	Commercial Services & Supplies — 0.52%
	Covanta Holding Corp.	21,662	285,939

			285,939

	CONSUMER DURABLES & APPAREL — 5.72%
	Household Durables — 3.13%
[a,b]	TRI Pointe Homes, Inc.	130,455	1,720,702
	Leisure Products — 2.59%
[a]	Callaway Golf Co.	111,544	1,425,532

			3,146,234

	CONSUMER SERVICES — 7.73%
	Diversified Consumer Services — 4.55%
[a,b]	Grand Canyon Education, Inc.	22,354	1,752,777
[b]	Nord Anglia Education, Inc.	23,049	750,706
	Hotels, Restaurants & Leisure — 3.18%
	Domino’s Pizza Group plc	456,639	1,747,968

			4,251,451

	DIVERSIFIED FINANCIALS — 8.42%
	Capital Markets — 5.20%
	Apollo Global Management, LLC	39,800	1,052,710
	Oaktree Capital Group, LLC	38,723	1,804,492
	Mortgage Real Estate Investment Trusts — 3.22%
[a]	PennyMac Mortgage Investment Trust	96,880	1,771,935

			4,629,137

	ENERGY — 3.49%
	Oil, Gas & Consumable Fuels — 3.49%
	Devon Energy Corp.	24,512	783,648
	Teekay LNG Partners LP	74,125	1,137,819

			1,921,467

	FOOD & STAPLES RETAILING — 5.59%
	Food & Staples Retailing — 5.59%
[a]	Wal-Mart Stores, Inc.	40,619	3,074,046

			3,074,046

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 3.82%
	Food Products — 3.82%
[b]	Nomad Foods Ltd.	76,257	1,075,986
	The Kraft Heinz Co.	11,970	1,025,111

			2,101,097

	HEALTH CARE EQUIPMENT & SERVICES — 4.18%
	Health Care Equipment & Supplies — 4.18%
	Medtronic plc	25,919	2,300,311

			2,300,311

	HOUSEHOLD & PERSONAL PRODUCTS — 2.87%
	Personal Products — 2.87%
	KOSE Corp.	14,488	1,580,509

			1,580,509

	INSURANCE — 4.23%
	Insurance — 4.23%
[a]	Assured Guaranty Ltd.	55,735	2,326,379

			2,326,379

	MATERIALS — 0.80%
	Metals & Mining — 0.80%
	Warrior Met Coal, Inc.	25,700	440,241

			440,241

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 16.03%
	Biotechnology — 10.10%
[b]	Alkermes plc	37,500	2,173,875
[a]	Gilead Sciences, Inc.	47,739	3,378,966
	Pharmaceuticals — 5.93%
[a,b]	Akorn, Inc.	57,300	1,921,842
[a]	Phibro Animal Health Corp.	36,192	1,340,914

			8,815,597

	REAL ESTATE — 1.75%
	Equity Real Estate Investment Trusts — 1.75%
	Fibra Uno Administracion S.A. de C.V.	509,639	964,309

			964,309

	RETAILING — 10.61%
	Internet & Direct Marketing Retail — 7.74%
[a,b]	Amazon.com, Inc.	1,701	1,646,568
[a]	Expedia, Inc.	13,952	2,078,150
[b]	Netflix, Inc.	3,565	532,647

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Specialty Retail — 2.87%
[a,b]	Carvana Co.	48,844	999,837
	Office Depot, Inc.	102,300	576,972

			5,834,174

	SOFTWARE & SERVICES — 12.61%
	Information Technology Services — 1.59%
[b]	Cognizant Tech Solutions Corp.	13,151	873,227
	Internet Software & Services — 7.65%
[a,b]	Alphabet, Inc. Class C	2,248	2,042,825
[a,b]	Facebook, Inc.	14,338	2,164,751
	Software — 3.37%
[a]	Activision Blizzard, Inc.	32,149	1,850,818

			6,931,621

	TECHNOLOGY HARDWARE & EQUIPMENT — 13.71%
	Communications Equipment — 11.27%
[b]	ARRIS International plc	39,215	1,098,804
	Nokia Oyj	216,883	1,326,502
[a,b]	Palo Alto Networks, Inc.	11,711	1,567,049
[a,b]	ViaSat, Inc.	33,303	2,204,659
	Technology, Hardware, Storage & Peripherals — 2.44%
[b]	Pure Storage, Inc.	104,641	1,340,451

			7,537,465

	TOTAL COMMON STOCK (Cost $45,683,532)		57,320,754

	COMMON STOCK SOLD SHORT — (74.93)%
	AUTOMOBILES & COMPONENTS — (2.26)%
	Auto Components — (2.26)%
	The Goodyear Tire & Rubber Co.	(35,578)	(1,243,807)

			(1,243,807)

	BANKS — (4.11)%
	Banks — (2.04)%
	Westamerica Bancorporation	(20,000)	(1,120,800)
	Thrifts & Mortgage Finance — (2.07)%
[b]	Bofi Holding, Inc.	(48,138)	(1,141,833)

			(2,262,633)

	CAPITAL GOODS — (5.00)%
	Construction & Engineering — (0.66)%
	EMCOR Group, Inc.	(5,575)	(364,494)
	Machinery — (2.16)%
	KONE Oyj	(23,309)	(1,185,760)

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Trading Companies & Distributors — (2.18)%
	W.W. Grainger, Inc.	(6,632)	(1,197,275)

			(2,747,529)

	CONSUMER DURABLES & APPAREL — (5.02)%
	Household Durables — (5.02)%
[b]	iRobot Corp.	(12,133)	(1,020,871)
	Garmin Ltd.	(16,582)	(846,180)
	Tupperware Brands Corp.	(12,741)	(894,800)

			(2,761,851)

	CONSUMER SERVICES — (3.79)%
	Hotels, Restaurants & Leisure — (3.79)%
	Darden Restaurants, Inc.	(10,173)	(920,046)
	Sonic Corp.	(44,012)	(1,165,878)

			(2,085,924)

	DIVERSIFIED FINANCIALS — (6.80)%
	Capital Markets — (4.15)%
	Financial Engines, Inc.	(30,296)	(1,108,833)
	FactSet Research Systems, Inc.	(7,070)	(1,174,893)
	Consumer Finance — (2.65)%
[b]	Credit Acceptance Corp.	(5,671)	(1,458,241)

			(3,741,967)

	FOOD & STAPLES RETAILING — (2.09)%
	Food & Staples Retailing — (2.09)%
	Colruyt SA	(21,810)	(1,148,987)

			(1,148,987)

	FOOD, BEVERAGE & TOBACCO — (2.03)%
	Food Products — (2.03)%
	Conagra Brands, Inc.	(31,250)	(1,117,500)

			(1,117,500)

	HEALTH CARE EQUIPMENT & SERVICES — (8.89)%
	Health Care Equipment & Supplies — (4.54)%
	ResMed, Inc.	(17,585)	(1,369,344)
[b]	Haemonetics Corp.	(28,575)	(1,128,427)
	Health Care Providers & Services — (2.25)%
[b]	Select Medical Holdings Corp.	(80,675)	(1,238,361)
	Health Care Technology — (2.10)%
	Computer Programs and Systems, Inc.	(35,180)	(1,153,904)

			(4,890,036)

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	HOUSEHOLD & PERSONAL PRODUCTS — (1.87)%
	Personal Products — (1.87)%
	Oriflame Holding AG	(27,291)	(1,025,595)

			(1,025,595)

	MATERIALS — (2.00)%
	Chemicals — (2.00)%
	Orica Ltd.	(69,005)	(1,096,810)

			(1,096,810)

	MEDIA — (2.02)%
	Media — (2.02)%
[b]	E.W. Scripps Co.	(62,440)	(1,112,056)

			(1,112,056)

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — (2.93)%
	Biotechnology — (2.93)%
[b]	Myriad Genetics, Inc.	(62,288)	(1,609,522)

			(1,609,522)

	REAL ESTATE — (2.07)%
	Equity Real Estate Investment Trusts — (2.07)%
	Extra Space Storage, Inc.	(14,601)	(1,138,878)

			(1,138,878)

	RETAILING — (5.36)%
	Internet & Direct Marketing Retail — (3.04)%
	PetMed Express, Inc.	(41,218)	(1,673,451)
	Specialty Retail — (2.32)%
[b]	Dufry AG	(7,792)	(1,276,591)

			(2,950,042)

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — (1.70)%
	Semiconductors & Semiconductor Equipment — (1.70)%
[b]	Advanced Micro Devices, Inc.	(74,990)	(935,875)

			(935,875)

	SOFTWARE & SERVICES — (11.14)%
	Information Technology Services — (2.06)%
	Paychex, Inc.	(19,872)	(1,131,511)
	Internet Software & Services — (2.15)%
	mixi, Inc.	(21,315)	(1,184,430)
	Software — (6.93)%
[b]	Ellie Mae, Inc.	(12,385)	(1,361,235)
	Fair Isaac Corp.	(9,360)	(1,304,878)

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	June 30, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Symantec Corp.	(40,500)	(1,144,125)

			(6,126,179)

	TECHNOLOGY HARDWARE & EQUIPMENT — (4.12)%
	Communications Equipment — (4.12)%
[b]	Arista Networks, Inc.	(7,356)	(1,101,855)
	ADTRAN, Inc.	(56,241)	(1,161,377)

			(2,263,232)

	TELECOMMUNICATION SERVICES — (1.73)%
	Diversified Telecommunication Services — (1.73)%
	Cogent Communications Holdings, Inc.	(23,719)	(951,132)

			(951,132)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds $36,885,118)		(41,209,555)

	EXCHANGE-TRADED FUNDS SOLD SHORT — (0.59)%
[b]	Direxion Daily Developed Markets Bear 3X	(550)	(8,739)
[b]	Direxion Daily Emerging Markets Bear 3X	(4,595)	(66,076)
[b]	Direxion Daily Energy Bear 3X	(2,677)	(36,247)
[b]	Direxion Daily Financial Bear 3X	(3,601)	(60,965)
[b]	Direxion Daily S&P 500 Bear 3X	(266)	(10,978)
[b]	Direxion Daily Semiconductors Bear 3X	(66)	(2,131)
[b]	Direxion Daily Small Cap Bear 3X	(255)	(4,172)
[b]	iPath S&P 500 VIX Short-Term Futures ETN	(7,340)	(93,658)
[b]	ProShares UltraPro Short MidCap400	(2,550)	(34,680)
[b]	ProShares UltraPro Short QQQ	(221)	(7,134)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $5,528,834)		(324,780)

	SHORT TERM INVESTMENTS — 36.21%
[c]	Thornburg Capital Management Fund	1,991,589	19,915,893

	TOTAL SHORT TERM INVESTMENTS (Cost $19,915,893)		19,915,893

	TOTAL INVESTMENTS — 64.92% (Cost $23,185,473)		$35,702,312

	OTHER ASSETS LESS LIABILITIES — 35.08%		19,294,172

	NET ASSETS — 100.00%		$54,996,484

Footnote Legend

a	All or a portion of the security is pledged as collateral for securities sold short. At June 30, 2017, the value of securities pledged was $29,448,744.

b	Non-income producing.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	June 30, 2017 (Unaudited)

c	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016		Gross Additions	Gross Reductions	Shares/Principal June 30, 2017	Market Value June 30, 2017	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	—	*	5,327,439	3,335,850	1,991,589	$19,915,893	$92,541	$—

Total non-controlled affiliated issuers - 36.21% of net assets						$19,915,893	$92,541	$—

* The Fund commenced operations on December 30, 2016.

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Long/Short Equity Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (“the Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	June 30, 2017 (Unaudited)

Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	June 30, 2017 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$57,320,754	$57,320,754	$-	$-
Short Term Investments	19,915,893	19,915,893	-	-

Total Investments in Securities	$77,236,647	$77,236,647	$-	$-

Liabilities
Investments in Securities Sold Short*
Common Stock	$(41,209,555)	$(41,209,555)	$-	$-
Exchange-Traded Funds	(324,780)	(324,780)	-	-

Total Investments in Securities	$(41,534,335)	(41,534,335)	$-	$-
Other Financial Instruments**
Spot Currency	$(7)	$(7)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At June 30, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$23,185,473

Gross unrealized appreciation on a tax basis	$18,860,520
Gross unrealized depreciation on a tax basis	(6,343,681)

Net unrealized appreciation (depreciation) on investments (tax basis)	$12,516,839

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. Additionally, the Fund’s risk of loss may exceed the amounts recognized on the Statement of Assets and Liabilities.

During the period ended June 30, 2017, the Fund did not invest in any derivative financial instruments of the type addressed by

ASC 815.

9

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust

By:	/s/ Jason H. Brady

Jason H. Brady

President and principal executive officer

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason H. Brady

Jason H. Brady

President and principal executive officer

Date: August 25, 2017

By:	/s/ Nimish Bhatt

Nimish Bhatt

Treasurer and principal financial officer

Date: August 25, 2017